                                 MONY AMERICA

                              VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                                 Strategist
                                                    --------------------------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                    --------------------------------------------------------------------
                                                      Equity      Equity   Intermediate Long Term                Money
                                                      Growth      Income    Term Bond      Bond    Diversified   Market
                                                    Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                    ----------  ---------- ------------ ---------- ----------- ----------
                      ASSETS
Shares held in respective Funds....................     57,418     37,001      12,296       4,300      96,524     54,867
                                                    ==========  =========    ========    ========  ==========   ========
Investments at cost................................ $1,524,841  $ 800,878    $131,356    $ 54,149  $1,622,162   $ 54,867
                                                    ==========  =========    ========    ========  ==========   ========
Investments in respective Funds, at net asset value $  996,774  $ 632,344    $132,550    $ 54,863  $1,119,678   $ 54,867
Amount due from MONY America.......................        247        247           0           0          75          0
Amount due from respective Funds...................         16          8          15           1         125          4
                                                    ----------  ---------    --------    --------  ----------   --------
       Total assets................................    997,037    632,599     132,565      54,864   1,119,878     54,871
                                                    ----------  ---------    --------    --------  ----------   --------
                    LIABILITIES
Amount due to MONY America.........................      1,595      1,006         220          84       1,865         92
Amount due to respective Funds.....................        247        247           0           0          75          0
                                                    ----------  ---------    --------    --------  ----------   --------
       Total liabilities...........................      1,842      1,253         220          84       1,940         92
                                                    ----------  ---------    --------    --------  ----------   --------
Net assets......................................... $  995,195  $ 631,346    $132,345    $ 54,780  $1,117,938   $ 54,779
                                                    ==========  =========    ========    ========  ==========   ========
Net assets consist of:
 Contractholders' net payments..................... $   69,539  $(237,868)   $(58,047)   $(73,900) $ (325,604)  $(32,837)
 Undistributed net investment income...............  1,111,317    759,657     191,886     113,345   1,489,301     87,616
 Accumulated net realized gain (loss) on
   investments.....................................    342,406    278,091      (2,688)     14,621     456,725          0
 Net unrealized appreciation (depreciation) of
   investments.....................................   (528,067)  (168,534)      1,194         714    (502,484)         0
                                                    ----------  ---------    --------    --------  ----------   --------
Net assets......................................... $  995,195  $ 631,346    $132,345    $ 54,780  $1,117,938   $ 54,779
                                                    ==========  =========    ========    ========  ==========   ========
Number of units outstanding*.......................     13,394      9,354       4,750       1,531      21,771      2,593
                                                    ----------  ---------    --------    --------  ----------   --------
Net asset value per unit outstanding*.............. $    74.30  $   67.50    $  27.86    $  35.78  $    51.35   $  21.13
                                                    ==========  =========    ========    ========  ==========   ========

--------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                          MonyEquity Master
                                        -------------------------------------------------------------------------------------
                                                    MONY Series Fund, Inc.                  Enterprise Accomodation Trust
                                        ---------------------------------------------- --------------------------------------
                                                                                                       Small
                                        Intermediate Long Term   Government   Money                   Company
                                         Term Bond      Bond     Securities   Market      Equity       Value       Managed
                                         Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Subaccount   Subaccount
                                        ------------ ----------  ---------- ---------- ------------  ----------- ------------
                ASSETS
Shares held in respective Funds........     70,191      154,684      96,628  2,965,566    1,595,155    1,152,760    4,258,319
                                          ========   ==========  ========== ========== ============  =========== ============
Investments at cost....................   $749,147   $1,958,230  $1,052,829 $2,965,566 $ 56,255,084  $33,056,475 $128,588,972
                                          ========   ==========  ========== ========== ============  =========== ============
Investments in respective Funds, at net
 asset value...........................   $756,654   $1,973,767  $1,069,669 $2,965,566 $ 38,778,226  $33,164,910 $ 97,770,999
Amount due from MONY America...........         12          242         186        188       11,841        7,705       20,225
Amount due from respective Funds.......         56          803         125     27,612       24,154       12,370       37,112
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
       Total assets....................    756,722    1,974,812   1,069,980  2,993,366   38,814,221   33,184,985   97,828,336
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
              LIABILITIES
Amount due to MONY America.............      1,856        4,685       2,313     33,162       96,100       71,418      221,073
Amount due to respective Funds.........         12          242         186        188       11,841        7,705       20,225
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
       Total liabilities...............      1,868        4,927       2,499     33,350      107,941       79,123      241,298
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
Net assets.............................   $754,854   $1,969,885  $1,067,481 $2,960,016 $ 38,706,280  $33,105,862 $ 97,587,038
                                          ========   ==========  ========== ========== ============  =========== ============
Net assets consist of:
  Contractholders' net payments........   $651,186   $1,641,439  $  895,909 $2,148,591 $ 37,072,013  $22,165,449 $ 77,493,316
  Undistributed net investment income
   (loss)..............................    125,086      363,913     135,948    811,425   16,829,572    8,430,376   61,248,296
  Accumulated net realized gain (loss)
   on investments......................    (28,925)     (51,004)     18,784          0    2,281,553    2,401,602  (10,336,601)
  Net unrealized appreciation
   (depreciation) of investments.......      7,507       15,537      16,840          0  (17,476,858)     108,435  (30,817,973)
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
Net assets.............................   $754,854   $1,969,885  $1,067,481 $2,960,016 $ 38,706,280  $33,105,862 $ 97,587,038
                                          ========   ==========  ========== ========== ============  =========== ============
Number of units outstanding*...........     53,836      124,800      76,761    222,937    1,887,820    1,218,762    4,340,178
                                          --------   ----------  ---------- ---------- ------------  ----------- ------------
Net asset value per unit outstanding*..   $  14.02   $    15.78  $    13.91 $    13.28 $      20.50  $     27.16 $      22.48
                                          ========   ==========  ========== ========== ============  =========== ============

--------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                                             MonyEquity Master
--------------------------------------------------------------------------------------------------------------------------------
                                                       Enterprise Accomodation Trust
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Small
International High Yield                Growth      Capital                 Equity   Multi-Cap   Company    Mid-Cap   Worldwide
   Growth        Bond       Growth    and Income  Appreciation  Balanced    Income     Growth     Growth     Growth     Growth
 Subaccount   Subaccount  Subaccount  Subaccount   Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
 ----------   ----------  ----------  ----------  ------------ ---------- ---------- ---------- ---------- ---------- ----------
   1,813,942     951,926     519,342     426,205      257,228       991      4,734      2,840      1,443        415        854
 ===========  ==========  ==========  ==========   ==========    ======    =======    =======    =======     ======     ======
 $13,415,312  $4,747,101  $3,069,551  $2,669,865   $1,963,012    $4,814    $25,568    $25,528    $12,301     $3,922     $8,556
 ===========  ==========  ==========  ==========   ==========    ======    =======    =======    =======     ======     ======
 $ 9,958,540  $4,226,551  $2,731,740  $2,412,318   $1,592,241    $4,768    $25,088    $25,535    $12,207     $3,995     $8,602
       3,825         656       3,152         394           99         0          0         70      2,878          0          0
       2,149       1,404         563         334          262         0          0          0          0          0          0
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
   9,964,514   4,228,611   2,735,455   2,413,046    1,592,602     4,768     25,088     25,605     15,085      3,995      8,602
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
      21,923       9,287       5,375       4,671        3,224         3          5         19          5          0          3
       3,825         656       3,152         394           99         0          0         70      2,878          0          0
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
      25,748       9,943       8,527       5,065        3,323         3          5         89      2,883          0          3
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
 $ 9,938,766  $4,218,668  $2,726,928  $2,407,981   $1,589,279    $4,765    $25,083    $25,516    $12,202     $3,995     $8,599
 ===========  ==========  ==========  ==========   ==========    ======    =======    =======    =======     ======     ======
 $10,550,946  $3,799,009  $3,209,568  $2,680,679   $1,923,091    $4,815    $25,569    $26,309    $12,307     $3,923     $8,557
   1,799,037   1,282,317       3,243     (10,602)      58,833        (3)        (5)       (19)        (5)         0         (4)
   1,045,555    (342,108)   (148,072)     (4,549)     (21,874)       (1)        (1)      (781)        (6)        (1)         0
  (3,456,772)   (520,550)   (337,811)   (257,547)    (370,771)      (46)      (480)         7        (94)        73         46
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
 $ 9,938,766  $4,218,668  $2,726,928  $2,407,981   $1,589,279    $4,765    $25,083    $25,516    $12,202     $3,995     $8,599
 ===========  ==========  ==========  ==========   ==========    ======    =======    =======    =======     ======     ======
     679,953     284,080     328,367     268,390      197,583       485      2,647      2,657      1,173        408        855
 -----------  ----------  ----------  ----------   ----------    ------    -------    -------    -------     ------     ------
 $     14.62  $    14.85  $     8.30  $     8.97   $     8.04    $ 9.83    $  9.48    $  9.60    $ 10.40     $ 9.80     $10.05
 ===========  ==========  ==========  ==========   ==========    ======    =======    =======    =======     ======     ======




 Emerging
Countries
Subaccount
----------
     476
  ======
  $4,748
  ======
  $4,547
       0
       0
  ------
   4,547
  ------
       2
       0
  ------
       2
  ------
  $4,545
  ======
  $4,750
      (1)
      (3)
    (201)
  ------
  $4,545
  ======
     482
  ------
  $ 9.43
  ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                            MONYEquity Master
                               -----------------------------------------------------------------------
                                                           Fidelity Variable Insurance
                                                                  Products Funds
                                             Dreyfus   -----------------------------------  ----------
                                Dreyfus     Socially                              VIP II
                                 Stock     Responsible   VIP II       VIP         Growth    Aggressive
                                 Index       Growth    Contrafund    Growth    Opportunties   Growth
                               Subaccount  Subaccount  Subaccount  Subaccount   Subaccount  Subaccount
                               ----------  ----------- ----------  ----------  ------------ ----------
          ASSETS
Shares held in respective
 Funds........................    101,368       179        82,413      67,506        60          780
                               ----------    ------    ----------  ----------     -----      -------
Investments at cost........... $3,722,179    $5,382    $1,990,400  $3,215,946     $ 972      $20,785
                               ==========    ======    ==========  ==========     =====      =======
Investments in respective
 Funds, at net asset value.... $3,193,103    $5,291    $1,697,712  $2,481,532     $ 960      $20,814
Amount due from MONY
 America......................        263         0           209          82         0            0
Amount due from respective
 Funds........................        524         0           482         477         0            0
                               ----------    ------    ----------  ----------     -----      -------
       Total assets...........  3,193,890     5,291     1,698,403   2,482,091       960       20,814
                               ----------    ------    ----------  ----------     -----      -------
       LIABILITIES
Amount due to MONY
 America......................      6,102         2         3,761       4,994         0            5
Amount due to respective
 Funds........................        263         0           209          82         0            0
                               ----------    ------    ----------  ----------     -----      -------
       Total liabilities......      6,365         2         3,970       5,076         0            5
                               ----------    ------    ----------  ----------     -----      -------
Net assets.................... $3,187,525    $5,289    $1,694,433  $2,477,015     $ 960      $20,809
                               ==========    ======    ==========  ==========     =====      =======
Net assets consist of:
  Contractholders' net
   payments................... $3,766,514    $5,384    $1,984,045  $3,107,504     $ 972      $20,822
  Undistributed net
   investment income
   (loss).....................     58,862        (2)       47,132     145,669         0           (5)
  Accumulated net realized
   gain (loss) on
   investments................   (108,775)       (2)      (44,056)    (41,744)        0          (37)
  Net unrealized
   depreciation of
   investments................   (529,076)      (91)     (292,688)   (734,414)      (12)          29
                               ----------    ------    ----------  ----------     -----      -------
Net assets.................... $3,187,525    $5,289    $1,694,433  $2,477,015     $ 960      $20,809
                               ==========    ======    ==========  ==========     =====      =======
Number of units
 outstanding*.................    381,346       558       200,279     323,934        98        2,173
                               ==========    ======    ==========  ==========     =====      =======
Net asset value per unit
 outstanding*................. $     8.36    $ 9.48    $     8.46  $     7.65     $9.80      $  9.58
                               ==========    ======    ==========  ==========     =====      =======






                                            Capital    Worldwide
                                Balanced  Appreciation   Growth
                               Subaccount  Subaccount  Subaccount
                               ---------- ------------ -----------
          ASSETS
Shares held in respective
 Funds........................    1,277       163,409      122,767
                                -------   -----------  -----------
Investments at cost...........  $30,202   $ 4,881,753  $ 5,138,855
                                =======   ===========  ===========
Investments in respective
 Funds, at net asset value....  $29,595   $ 3,756,765  $ 3,918,709
Amount due from MONY
 America......................        0           184        3,165
Amount due from respective
 Funds........................        0         6,523          607
                                -------   -----------  -----------
       Total assets...........   29,595     3,763,472    3,922,481
                                -------   -----------  -----------
       LIABILITIES
Amount due to MONY
 America......................        9        13,503        7,691
Amount due to respective
 Funds........................        0           184        3,165
                                -------   -----------  -----------
       Total liabilities......        9        13,687       10,856
                                -------   -----------  -----------
Net assets....................  $29,586   $ 3,749,785  $ 3,911,625
                                =======   ===========  ===========
Net assets consist of:
  Contractholders' net
   payments...................  $29,856   $ 4,928,992  $ 5,270,378
  Undistributed net
   investment income
   (loss).....................      339        41,096      191,991
  Accumulated net realized
   gain (loss) on
   investments................       (2)      (95,315)    (330,598)
  Net unrealized
   depreciation of
   investments................     (607)   (1,124,988)  (1,220,146)
                                -------   -----------  -----------
Net assets....................  $29,586   $ 3,749,785  $ 3,911,625
                                =======   ===========  ===========
Number of units
 outstanding*.................    2,993       533,061      564,729
                                =======   ===========  ===========
Net asset value per unit
 outstanding*.................  $  9.88   $      7.03  $      6.93
                                =======   ===========  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                                     Strategist
                                                        -------------------------------------------------------------------
                                                                               MONY Series Fund, Inc.
                                                        -------------------------------------------------------------------
                                                          Equity     Equity   Intermediate Long Term                Money
                                                          Growth     Income    Term Bond      Bond    Diversified   Market
                                                        Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                        ---------- ---------- ------------ ---------- ----------- ----------
Dividend income........................................ $       0  $  11,092    $ 7,347     $ 2,943    $  12,822    $1,419
Distribution from net realized gains...................   454,837     64,538          0           0      298,039         0
Mortality and expense risk charges.....................    (3,259)    (2,003)      (411)       (167)      (3,592)     (178)
                                                        ---------  ---------    -------     -------    ---------    ------
Net investment income..................................   451,578     73,627      6,936       2,776      307,269     1,241
                                                        ---------  ---------    -------     -------    ---------    ------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..............    (4,117)     3,608        583           5       (5,669)        0
  Net change in unrealized depreciation of investments.  (602,259)  (127,906)    (2,783)     (2,182)    (452,291)        0
                                                        ---------  ---------    -------     -------    ---------    ------
Net realized and unrealized loss on investments........  (606,376)  (124,298)    (2,200)     (2,177)    (457,960)        0
                                                        ---------  ---------    -------     -------    ---------    ------
Net increase (decrease) in net assets resulting
 from operations....................................... $(154,798) $ (50,671)   $ 4,736     $   599    $(150,691)   $1,241
                                                        =========  =========    =======     =======    =========    ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                                     MONYEquity Master
                                                                       --------------------------------------------
                                                                                  MONY Series Fund, Inc.
                                                                       --------------------------------------------

                                                                       Intermediate Long Term  Government   Money
                                                                        Term Bond      Bond    Securities   Market
                                                                        Subaccount  Subaccount Subaccount Subaccount
                                                                       ------------ ---------- ---------- ----------
Dividend income.......................................................   $ 39,051    $ 97,696   $ 48,403   $ 68,991
Distribution from net realized gains..................................          0           0          0          0
Mortality and expense risk charges....................................     (3,219)     (7,437)    (4,069)   (10,866)
                                                                         --------    --------   --------   --------
Net investment income (loss)..........................................     35,832      90,259     44,334     58,125
                                                                         --------    --------   --------   --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments.............................    (16,487)     (9,273)    (1,708)         0
  Net change in unrealized appreciation (depreciation) of investments.      3,308     (76,960)   (17,719)         0
                                                                         --------    --------   --------   --------
Net realized and unrealized gain (loss) on investments................    (13,179)    (86,233)   (19,427)         0
                                                                         --------    --------   --------   --------
Net increase (decrease) in net assets resulting from operations.......   $ 22,653    $  4,026   $ 24,907   $ 58,125
                                                                         ========    ========   ========   ========

                      See notes to financial statements.

                                        MONYEquity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
               Small                                                        Growth
              Company                 International High Yield               and       Capital
  Equity       Value      Managed        Growth        Bond      Growth     Income   Appreciation
Subaccount   Subaccount  Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount
----------   ----------  -----------  ------------- ---------- ---------- ---------- ------------
$         0  $        0  $         0   $         0   $186,790  $       0  $       0   $       0
          0           0            0             0          0          0          0           0
   (148,791)   (116,625)    (371,223)      (41,730)   (15,680)    (9,980)    (8,244)     (5,920)
-----------  ----------  -----------   -----------   --------  ---------  ---------   ---------
   (148,791)   (116,625)    (371,223)      (41,730)   171,110     (9,980)    (8,244)     (5,920)
-----------  ----------  -----------   -----------   --------  ---------  ---------   ---------
 (1,841,762)     67,549   (7,217,968)      (88,973)   (53,016)  (133,585)    (5,961)    (21,248)
 (3,799,855)  2,889,161    2,006,422    (2,557,985)     5,084   (268,554)  (206,424)   (194,567)
-----------  ----------  -----------   -----------   --------  ---------  ---------   ---------
 (5,641,617)  2,956,710   (5,211,546)   (2,646,958)   (47,932)  (402,139)  (212,385)   (215,815)
-----------  ----------  -----------   -----------   --------  ---------  ---------   ---------
$(5,790,408) $2,840,085  $(5,582,769)  $(2,688,688)  $123,178  $(412,119) $(220,629)  $(221,735)
===========  ==========  ===========   ===========   ========  =========  =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                                            MONYEquity Master
                                                                       --------------------------------------------
                                                                                      Enterprise Accumulation Trust
                                                                       --------------------------------------------
                                                                                                       Multi-Cap
                                                                          Balanced    Equity Income      Growth
                                                                         Subaccount     Subaccount     Subaccount
                                                                       -------------- -------------- --------------
                                                                       For the period For the period For the period
                                                                       May 7, 2001**  June 6, 2001** May 2, 2001**
                                                                          through        through        through
                                                                       June 30, 2001  June 30, 2001  June 30, 2001
                                                                       -------------- -------------- --------------
Dividend income.......................................................      $  0          $   0          $   0
Distribution from net realized gains..................................         0              0              0
Mortality and expense risk charges....................................        (3)            (5)           (19)
                                                                            ----          -----          -----
Net investment income (loss)..........................................        (3)            (5)           (19)
                                                                            ----          -----          -----
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................................        (1)            (1)          (781)
  Net change in unrealized appreciation (depreciation) of investments.       (46)          (480)             7
                                                                            ----          -----          -----
Net realized and unrealized gain (loss) on investments................       (47)          (481)          (774)
                                                                            ----          -----          -----
Net increase (decrease) in net assets resulting from operations.......      $(50)         $(486)         $(793)
                                                                            ====          =====          =====




                                                                       Small Company
                                                                           Growth
                                                                         Subaccount
                                                                       --------------
                                                                       For the period
                                                                       May 15, 2001**
                                                                          through
                                                                       June 30, 2001
                                                                       --------------
Dividend income.......................................................     $   0
Distribution from net realized gains..................................         0
Mortality and expense risk charges....................................        (5)
                                                                           -----
Net investment income (loss)..........................................        (5)
                                                                           -----
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................................        (6)
  Net change in unrealized appreciation (depreciation) of investments.       (94)
                                                                           -----
Net realized and unrealized gain (loss) on investments................      (100)
                                                                           -----
Net increase (decrease) in net assets resulting from operations.......     $(105)
                                                                           =====

--------
** Commencement of operations

                      See notes to financial statements.

                                                   MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------
        Enterprise Accumulation Trust                                         Fidelity Variable Insurance Products Funds
--------------------------------------------                                  -----------------------------------------
    Mid-Cap       Worldwide       Emerging      Dreyfus     Dreyfus Socially     VIP II                   VIP II Growth
    Growth          Growth       Countries    Stock Index  Responsible Growth  Contrafund    VIP Growth   Opportunties
  Subaccount      Subaccount     Subaccount    Subaccount      Subaccount      Subaccount    Subaccount    Subaccount
--------------- -------------- -------------- ------------ ------------------   ------------ ------------ --------------
For the period  For the period For the period For the six    For the period   For the six   For the six  For the period
June 12, 2001** May 25, 2001** June 8, 2001** months ended   June 8, 2001**   months ended  months ended June 12, 2001**
    through        through        through       June 30,        through         June 30,      June 30,       through
 June 30, 2001  June 30, 2001  June 30, 2001      2001       June 30, 2001        2001          2001      June 30, 2001
--------------- -------------- -------------- ------------ ------------------   ------------ ------------ --------------
      $ 0            $ 0           $   0       $  15,602          $  0         $  11,995     $       0        $  0
        0              0               0             533             0            47,977       162,856           0
        0             (4)             (1)        (11,294)           (2)           (6,609)       (9,023)          0
      ---            ---           -----       ---------          ----          ---------    ---------        ----
        0             (4)             (1)          4,841            (2)           53,363       153,833           0
      ---            ---           -----       ---------          ----          ---------    ---------        ----
       (1)             0              (3)       (105,559)           (2)          (43,365)      (48,862)          0
       73             46            (201)       (157,785)          (91)         (202,417)     (360,045)        (12)
      ---            ---           -----       ---------          ----          ---------    ---------        ----
       72             46            (204)       (263,344)          (93)         (245,782)     (408,907)        (12)
      ---            ---           -----       ---------          ----          ---------    ---------        ----
      $72            $42           $(205)      $(258,503)         $(95)        $(192,419)    $(255,074)       $(12)
      ===            ===           =====       =========          ====          =========    =========        ====

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                                          MONYEquity Master
                                                                       ------------------------------------------------------
                                                                                         Janus Aspen Series
                                                                       ------------------------------------------------------
                                                                         Aggressive                    Capital     Worldwide
                                                                           Growth        Balanced    Appreciation    Growth
                                                                         Subaccount     Subaccount    Subaccount   Subaccount
                                                                       -------------- -------------- ------------ ------------
                                                                       For the period For the period For the six  For the six
                                                                       May 4, 2001**  May 15, 2001** months ended months ended
                                                                          through        through       June 30,     June 30,
                                                                       June 30, 2001  June 30, 2001      2001         2001
                                                                       -------------- -------------- ------------ ------------
Dividend income.......................................................      $  0          $   0       $       0    $       0
Distribution from net realized gains..................................         0            348          29,230        8,554
Mortality and expense risk charges....................................        (5)            (9)        (13,858)     (14,564)
                                                                            ----          -----       ---------    ---------
Net investment income (loss)..........................................        (5)           339          15,372       (6,010)
                                                                            ----          -----       ---------    ---------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................................       (37)            (2)        (84,869)    (295,545)
  Net change in unrealized appreciation (depreciation) of investments.        29           (607)       (505,494)    (342,274)
                                                                            ----          -----       ---------    ---------
Net realized and unrealized loss on investments.......................        (8)          (609)       (590,363)    (637,819)
                                                                            ----          -----       ---------    ---------
Net decrease in net assets resulting from operations..................      $(13)         $(270)      $(574,991)   $(643,829)
                                                                            ====          =====       =========    =========

--------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Strategist
                                                   ----------------------------------------------------------------------------
                                                                              MONY Series Fund, Inc.
                                                   ----------------------------------------------------------------------------
                                                         Equity Growth             Equity Income        Intermediate Term Bond
                                                          Subaccount                Subaccount                Subaccount
                                                   ------------------------  ------------------------  ------------------------
                                                   For the six  For the year For the six  For the year For the six    For the
                                                   months ended    ended     months ended    ended     months ended  year ended
                                                     June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                       2001         2000         2001         2000         2001         2000
                                                   ------------ ------------ ------------ ------------ ------------ ------------
                                                   (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income...........................  $  451,578   $  278,873   $  73,627     $110,293     $  6,936     $  7,821
  Net realized gain (loss) on investments.........      (4,117)      62,141       3,608       17,362          583          984
  Net change in unrealized appreciation
   (depreciation) of investments..................    (602,259)    (456,196)   (127,906)     (95,270)      (2,783)         855
                                                    ----------   ----------   ---------     --------     --------     --------
  Net increase (decrease) in net assets resulting
   from operations................................    (154,798)    (115,182)    (50,671)      32,385        4,736        9,660
From unit transactions:
  Net proceeds from the issuance of units.........      26,494       87,459      13,677       23,251        5,093       10,070
  Net asset value of units redeemed or used to
   meet contract obligations......................     (55,513)    (116,460)    (45,696)     (97,890)     (14,855)     (25,050)
                                                    ----------   ----------   ---------     --------     --------     --------
Net decrease from unit transactions...............     (29,019)     (29,001)    (32,019)     (74,639)      (9,762)     (14,980)
                                                    ----------   ----------   ---------     --------     --------     --------
Net decrease in net assets........................    (183,817)    (144,183)    (82,690)     (42,254)      (5,026)      (5,320)
Net assets beginning of period....................   1,179,012    1,323,195     714,036      756,290      137,371      142,691
                                                    ----------   ----------   ---------     --------     --------     --------
Net assets end of period*.........................  $  995,195   $1,179,012   $ 631,346     $714,036     $132,345     $137,371
                                                    ==========   ==========   =========     ========     ========     ========
Unit transactions:
Units outstanding beginning of period.............      13,765       14,055       9,808       10,955        5,102        5,687
Units issued during the period....................         321          961         199          344          185          404
Units redeemed during the period..................        (692)      (1,251)       (653)      (1,491)        (537)        (989)
                                                    ----------   ----------   ---------     --------     --------     --------
Units outstanding end of period...................      13,394       13,765       9,354        9,808        4,750        5,102
                                                    ==========   ==========   =========     ========     ========     ========
-------------------------------------------------
* Includesundistributed net investment income of:   $1,111,317   $  659,739   $ 759,657     $686,030     $191,886     $184,950
                                                    ==========   ==========   =========     ========     ========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    Strategist
                                                   ----------------------------------------------------------------------------
                                                                              MONY Series Fund, Inc.
                                                   ----------------------------------------------------------------------------
                                                        Long Term Bond              Diversified              Money Market
                                                          Subaccount                Subaccount                Subaccount
                                                   ------------------------  ------------------------  ------------------------
                                                   For the six    For the    For the six  For the year For the six    For the
                                                   months ended  year ended  months ended    ended     months ended  year ended
                                                     June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                       2001         2000         2001         2000         2001         2000
                                                   ------------ ------------ ------------ ------------ ------------ ------------
                                                   (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income...........................   $  2,776     $  3,728    $  307,269   $  238,838    $  1,241     $  3,126
  Net realized gain (loss) on investments.........          5         (562)       (5,669)      51,448           0            0
  Net change in unrealized appreciation
   (depreciation) of investments..................     (2,182)       4,426      (452,291)    (388,928)          0            0
                                                     --------     --------    ----------   ----------    --------     --------
  Net increase (decrease) in net assets resulting
   from operations................................        599        7,592      (150,691)     (98,642)      1,241        3,126
                                                     --------     --------    ----------   ----------    --------     --------
From unit transaction:
  Net proceeds from the issuance of units.........      1,779        3,382        36,850       68,495       3,787       11,536
  Net asset value of units redeemed or used to
   meet contract obligations......................     (3,657)     (12,960)      (53,426)    (163,534)    (10,723)     (15,285)
                                                     --------     --------    ----------   ----------    --------     --------
Net decrease from unit transactions...............     (1,878)      (9,578)      (16,576)     (95,039)     (6,936)      (3,749)
                                                     --------     --------    ----------   ----------    --------     --------
Net increase (decrease) in net assets.............     (1,279)      (1,986)     (167,267)    (193,681)     (5,695)        (623)
Net assets beginning of period....................     56,059       58,045     1,285,205    1,478,886      60,474       61,097
                                                     --------     --------    ----------   ----------    --------     --------
Net assets end of period*.........................   $ 54,780     $ 56,059    $1,117,938   $1,285,205    $ 54,779     $ 60,474
                                                     ========     ========    ==========   ==========    ========     ========
Unit transactions:
Units outstanding beginning of period.............      1,583        1,884        22,078       23,596       2,923        3,115
Units issued during the period....................         50          104           677        1,124         181          571
Units redeemed during the period..................       (102)        (405)         (984)      (2,642)       (511)        (763)
                                                     --------     --------    ----------   ----------    --------     --------
Units outstanding end of period...................      1,531        1,583        21,771       22,078       2,593        2,923
                                                     --------     --------    ----------   ----------    --------     --------
-------------------------------------------------
*Includes undistributed net investment
 income of:                                          $113,345     $110,569    $1,489,301   $1,182,032    $ 87,616     $ 86,375
                                                     ========     ========    ==========   ==========    ========     ========

                      See notes to financial statements.

                                           MONYEquity Master
------------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------
 Intermediate Term Bond        Long Term Bond         Government Securities         Money Market
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six    For the    For the six    For the    For the six    For the    For the six    For the
months ended  year ended  months ended  year ended  months ended  year ended  months ended  year ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $   35,832   $  38,598    $   90,259   $  101,459   $   44,334   $  43,374    $   58,125  $   191,190
    (16,487)    (14,832)       (9,273)     (87,265)      (1,708)     (3,035)            0            0
      3,308      27,415       (76,960)     217,746      (17,719)     38,692             0            0
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
     22,653      51,181         4,026      231,940       24,907      79,031        58,125      191,190
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
    454,220     193,043       732,263      568,073      353,681     257,654       872,192    1,294,145
   (507,468)   (238,157)     (567,511)    (578,996)    (303,322)   (318,064)     (809,714)  (5,090,099)
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
    (53,248)    (45,114)      164,752      (10,923)      50,359     (60,410)       62,478   (3,795,954)
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
    (30,595)      6,067       168,778      221,017       75,266      18,621       120,603   (3,604,764)
    785,449     779,382     1,801,107    1,580,090      992,215     973,594     2,839,413    6,444,177
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
 $  754,854   $ 785,449    $1,969,885   $1,801,107   $1,067,481   $ 992,215    $2,960,016  $ 2,839,413
 ==========   =========    ==========   ==========   ==========   =========    ==========  ===========
     57,926      61,590       115,225      116,016       73,181      78,201       218,192      521,637
     32,505      14,941        45,725       39,711       25,567      20,111        67,146      101,728
    (36,595)    (18,605)      (36,150)     (40,502)     (21,987)    (25,131)      (62,401)    (405,173)
 ----------   ---------    ----------   ----------   ----------   ---------    ----------  -----------
     53,836      57,926       124,800      115,225       76,761      73,181       222,937      218,192
 ==========   =========    ==========   ==========   ==========   =========    ==========  ===========

 $  125,086   $  89,254    $  363,913   $  273,654   $  135,948   $  91,614    $  811,425  $   753,300
 ==========   =========    ==========   ==========   ==========   =========    ==========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)




                                                                                  MONYEquity Master
                                                   -------------------------------------------------------------------------------
                                                                            Enterprise Accumulation Trust
                                                   -------------------------------------------------------------------------------
                                                             Equity                 Small Company                 Managed
                                                           Subaccount             Value Subaccount              Subaccount
                                                   -------------------------  ------------------------  --------------------------
                                                   For the six    For the     For the six    For the    For the six     For the
                                                   months ended  year ended   months ended  year ended  months ended   year ended
                                                     June 30,   December 31,    June 30,   December 31,   June 30,    December 31,
                                                       2001         2000          2001         2000         2001          2000
                                                   ------------ ------------  ------------ ------------ ------------  ------------
                                                   (unaudited)                (unaudited)               (unaudited)
From operations:
  Net investment income (loss).................... $  (148,791) $ 12,349,729  $  (116,625) $ 5,355,062  $   (371,223) $ 34,527,172
  Net realized gain (loss) on investments.........  (1,841,762)    1,063,605       67,549      537,360    (7,217,968)  (12,834,329)
  Net change in unrealized appreciation
   (depreciation) of investments..................  (3,799,855)  (16,165,777)   2,889,161   (5,340,803)    2,006,422   (21,071,846)
                                                   -----------  ------------  -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations................................  (5,790,408)   (2,752,443)   2,840,085      551,619    (5,582,769)      620,997
                                                   -----------  ------------  -----------  -----------  ------------  ------------
From unit transactions:
  Net proceeds from the issuance of units.........   4,764,298    15,842,887    3,116,124    9,299,035     9,379,098    24,790,165
  Net asset value of units redeemed or used to
   meet contract obligations......................  (3,812,984)  (12,496,872)  (2,606,403)  (7,796,451)   (9,143,778)  (35,903,892)
                                                   -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) from unit transactions....     951,314     3,346,015      509,721    1,502,584       235,320   (11,113,727)
                                                   -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets.............  (4,839,094)      593,572    3,349,806    2,054,203    (5,347,449)  (10,492,730)
Net assets beginning of period....................  43,545,374    42,951,802   29,756,056   27,701,853   102,934,487   113,427,217
                                                   -----------  ------------  -----------  -----------  ------------  ------------
Net assets end of period*......................... $38,706,280  $ 43,545,374  $33,105,862  $29,756,056  $ 97,587,038  $102,934,487
                                                   ===========  ============  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning of period.............   1,841,869     1,709,190    1,198,930    1,135,497     4,328,542     4,803,230
Units issued during the period....................     227,355       581,314      121,351      381,367       412,481     1,077,541
Units redeemed during the period..................    (181,404)     (448,635)    (101,519)    (317,934)     (400,845)   (1,552,229)
                                                   -----------  ------------  -----------  -----------  ------------  ------------
Units outstanding end of period...................   1,887,820     1,841,869    1,218,762    1,198,930     4,340,178     4,328,542
                                                   ===========  ============  ===========  ===========  ============  ============
-------------------------------------------------
 *Includes undistributed net investment
  income (loss) of:                                $16,829,572  $ 16,978,363  $ 8,430,376  $ 8,547,001  $ 61,248,296  $ 61,619,519
                                                   ===========  ============  ===========  ===========  ============  ============

** Commencement of operations

                      See notes to financial statements.

                                                           MONYEquity Master
-----------------------------------------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
  International Growth         High Yield Bond                Growth                 Growth and Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
For the six    For the    For the six    For the    For the six  May 2, 2000**  For the six  May 3, 2000**
months ended  year ended  months ended  year ended  months ended    through     months ended    through
  June 30,   December 31,   June 30,   December 31,   June 30,    December 31,    June 30,    December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
(unaudited)               (unaudited)               (unaudited)                 (unaudited)
$   (41,730) $ 1,186,996   $  171,110  $   356,375   $   (9,980)   $   13,223    $   (8,244)   $   (2,358)
    (88,973)     684,180      (53,016)    (239,852)    (133,585)      (14,487)       (5,961)        1,412
 (2,557,985)  (4,599,567)       5,084     (247,425)    (268,554)      (69,257)     (206,424)      (51,123)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (2,688,688)  (2,728,391)     123,178     (130,902)    (412,119)      (70,521)     (220,629)      (52,069)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
  1,260,169    5,052,941      536,562    1,151,968      764,032     3,117,826       753,465     2,184,853
 (1,358,040)  (3,526,808)    (375,047)  (1,219,321)    (533,014)     (139,276)     (158,895)      (98,744)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    (97,871)   1,526,133      161,515      (67,353)     231,018     2,978,550       594,570     2,086,109
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (2,786,559)  (1,202,258)     284,693     (198,255)    (181,101)    2,908,029       373,941     2,034,040
 12,725,325   13,927,583    3,933,975    4,132,230    2,908,029             0     2,034,040             0
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
$ 9,938,766  $12,725,325   $4,218,668  $ 3,933,975   $2,726,928    $2,908,029    $2,407,981    $2,034,040
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
    685,895      616,656      273,467      277,914      306,296             0       206,162             0
     77,539      246,790       35,483       78,252       87,987       321,154        79,017       215,920
    (83,481)    (177,551)     (24,870)     (82,699)     (65,916)      (14,858)      (16,789)       (9,758)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    679,953      685,895      284,080      273,467      328,367       306,296       268,390       206,162
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
$ 1,799,037  $ 1,840,767   $1,282,317  $ 1,111,207   $    3,243    $   13,223    $  (10,602)   $   (2,358)
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========




   Capital Appreciation
        Subaccount
--------------------------
             For the period
For the six  May 3, 2000**
months ended    through
  June 30,    December 31,
    2001          2000
------------ --------------
(unaudited)
 $   (5,920)   $   64,753
    (21,248)         (626)
   (194,567)     (176,204)
 ----------    ----------
   (221,735)     (112,077)
 ----------    ----------
    292,766     1,865,727
   (139,943)      (95,459)
 ----------    ----------
    152,823     1,770,268
 ----------    ----------
    (68,912)    1,658,191
  1,658,191             0
 ----------    ----------
 $1,589,279    $1,658,191
 ==========    ==========
    179,274             0
     34,997       189,063
    (16,688)       (9,789)
 ----------    ----------
    197,583       179,274
 ==========    ==========
 $   58,833    $   64,753
 ==========    ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                 MONYEquity Master
                                     ------------------------------------------------------------------------------------------
                                                                           Enterprise Accumulation Trust
                                     ------------------------------------------------------------------------------------------
                                                                                      Small
                                                        Equity       Multi-Cap       Company         Mid-Cap       Worldwide
                                        Balanced        Income         Growth         Growth         Growth          Growth
                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                                     -------------- -------------- -------------- -------------- --------------- --------------
                                     For the period For the period For the period For the period For the period  For the period
                                     May 7, 2001**  June 6, 2001** May 2, 2001**  May 15, 2001** June 12, 2001** May 25, 2001**
                                        through        through        through        through         through        through
                                     June 30, 2001  June 30, 2001  June 30, 2001  June 30, 2001   June 30, 2001  June 30, 2001
                                     -------------- -------------- -------------- -------------- --------------- --------------
                                      (unaudited)    (unaudited)    (unaudited)    (unaudited)     (unaudited)    (unaudited)
From operations:
  Net investment income (loss)......     $   (3)       $    (5)       $    (19)      $    (5)        $    0          $   (4)
  Net realized gain (loss) on
   investments......................         (1)            (1)           (781)           (6)            (1)              0
  Net change in unrealized
   appreciation (depreciation) of
   investments......................        (46)          (480)              7           (94)            73              46
                                         ------        -------        --------       -------         ------          ------
  Net increase (decrease) in
   net assets resulting from
   operations.......................        (50)          (486)           (793)         (105)            72              42
                                         ------        -------        --------       -------         ------          ------
From unit transactions:
  Net proceeds from the issuance of
   units............................      4,976         25,606          52,757        12,390          3,939           8,606
  Net asset value of units redeemed
   or used to meet contract
   obligations......................       (161)           (37)        (26,448)          (83)           (16)            (49)
                                         ------        -------        --------       -------         ------          ------
Net increase from unit transactions.      4,815         25,569          26,309        12,307          3,923           8,557
                                         ------        -------        --------       -------         ------          ------
Net increase in net assets..........      4,765         25,083          25,516        12,202          3,995           8,599
Net assets beginning of period......          0              0               0             0              0               0
                                         ------        -------        --------       -------         ------          ------
Net assets end of period*...........     $4,765        $25,083        $ 25,516       $12,202         $3,995          $8,599
                                         ======        =======        ========       =======         ======          ======
Unit transactions:
Units outstanding beginning of
 period.............................          0              0               0             0              0               0
Units issued during the period......        501          2,651           5,376         1,181            409             860
Units redeemed during the period....        (16)            (4)         (2,719)           (8)            (1)             (5)
                                         ------        -------        --------       -------         ------          ------
Units outstanding end of period.....        485          2,647           2,657         1,173            408             855
                                         ======        =======        ========       =======         ======          ======
-----------------------------------
*Includes undistributed net
 investment income (loss) of:            $   (3)       $    (5)       $    (19)      $    (5)        $    0          $   (4)
                                         ======        =======        ========       =======         ======          ======





                                        Emerging
                                       Countries
                                       Subaccount
                                     --------------
                                     For the period
                                     June 8, 2001**
                                        through
                                     June 30, 2001
                                     --------------
                                      (unaudited)
From operations:
  Net investment income (loss)......     $   (1)
  Net realized gain (loss) on
   investments......................         (3)
  Net change in unrealized
   appreciation (depreciation) of
   investments......................       (201)
                                         ------
  Net increase (decrease) in
   net assets resulting from
   operations.......................       (205)
                                         ------
From unit transactions:
  Net proceeds from the issuance of
   units............................      4,826
  Net asset value of units redeemed
   or used to meet contract
   obligations......................        (76)
                                         ------
Net increase from unit transactions.      4,750
                                         ------
Net increase in net assets..........      4,545
Net assets beginning of period......          0
                                         ------
Net assets end of period*...........     $4,545
                                         ======
Unit transactions:
Units outstanding beginning of
 period.............................          0
Units issued during the period......        490
Units redeemed during the period....         (8)
                                         ------
Units outstanding end of period.....        482
                                         ======
-----------------------------------
*Includes undistributed net
 investment income (loss) of:            $   (1)
                                         ======

** Commencement of operations

                      See notes to financial statements.

                                                        MONYEquity Master
------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity Variable Insurance
                                                   ---------------------------------------------------------------

                                 Dreyfus Socially
      Dreyfus Stock Index       Responsible Growth        VIP II Contrafund                  VIP Growth
          Subaccount                Subaccount               Subaccount                      Subaccount
------------------------------  ------------------ ------------------------------  ------------------------------
   For the     For the period     For the period      For the     For the period      For the     For the period
 six months     May 2, 2000**     June 8, 2001**    six months     May 3, 2000**    six months     May 2, 2000**
    ended          through       through June 30,      ended          through          ended          through
June 30, 2001 December 31, 2000        2001        June 30, 2001 December 31, 2000 June 30, 2001 December 31, 2000
------------- ----------------- ------------------ ------------- ----------------- ------------- -----------------
 (unaudited)                       (unaudited)      (unaudited)                     (unaudited)
 $    4,841      $   54,021           $   (2)       $   53,363      $   (6,231)     $  153,833      $   (8,164)
   (105,559)         (3,216)              (2)          (43,365)           (691)        (48,862)          7,118
   (157,785)       (371,291)             (91)         (202,417)        (90,271)       (360,045)       (374,369)
 ----------      ----------           ------        ----------      ----------      ----------      ----------
   (258,503)       (320,486)             (95)         (192,419)        (97,193)       (255,074)       (375,415)
 ----------      ----------           ------        ----------      ----------      ----------      ----------
    769,507       3,556,359            5,458           314,675       2,014,867         423,785       2,978,923
   (429,100)       (130,252)             (74)         (257,145)        (88,352)       (179,310)       (115,894)
 ----------      ----------           ------        ----------      ----------      ----------      ----------
    340,407       3,426,107            5,384            57,530       1,926,515         244,475       2,863,029
 ----------      ----------           ------        ----------      ----------      ----------      ----------
     81,904           3,106            5,289          (134,889)      1,829,322         (10,599)      2,487,614
  3,105,621               0                0         1,829,322               0       2,487,614               0
 ----------      ----------           ------        ----------      ----------      ----------      ----------
 $3,187,525      $3,105,621           $5,289        $1,694,433      $1,829,322      $2,477,015      $2,487,614
 ==========      ==========           ======        ==========      ==========      ==========      ==========
    344,819               0                0           193,843               0         292,731               0
     88,532         358,347              565            35,514         202,874          53,538         304,936
    (52,005)        (13,528)              (7)          (29,078)         (9,031)        (22,335)        (12,205)
 ----------      ----------           ------        ----------      ----------      ----------      ----------
    381,346         344,819              558           200,279         193,843         323,934         292,731
 ==========      ==========           ======        ==========      ==========      ==========      ==========
 $   58,862      $   54,021           $   (2)       $   47,132      $   (6,231)     $  145,669      $   (8,164)
 ==========      ==========           ======        ==========      ==========      ==========      ==========


 VIP II Growth
 Opportunities
  Subaccount
---------------
For the period
June 12, 2001**
    through
 June 30, 2001
---------------
  (unaudited)

     $  0
        0
      (12)
     ----
      (12)
     ----
      980
       (8)
     ----
      972
     ----
      960
        0
     ----
     $960
     ====
        0
       99
       (1)
     ----
       98
     ====
     $  0
     ====


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                               MONYEquity Master
                                           ----------------------------------------------------------
                                                                               Janus Aspen Series
                                           ----------------------------------------------------------
                                             Aggressive
                                               Growth        Balanced        Capital Appreciation
                                             Subaccount     Subaccount            Subaccount
                                           -------------- -------------- ---------------------------
                                                                                       For the period
                                           For the period For the period    For the    May 3, 2000**
                                           May 4, 2001**  May 15, 2001**  six months      through
                                              through        through         ended      December 31,
                                           June 30, 2001  June 30, 2001  June 30, 2001      2000
                                           -------------- -------------- ------------- --------------
                                            (unaudited)    (unaudited)    (unaudited)
From operations:
  Net investment income (loss)............    $    (5)       $   339      $   15,372     $   25,724
  Net realized loss on investments........        (37)            (2)        (84,869)       (10,446)
  Net change in unrealized appreciation
   (depreciation) of investments..........         29           (607)       (505,494)      (619,494)
                                              -------        -------      ----------     ----------
Net decrease in net assets resulting from
 operations...............................        (13)          (270)       (574,991)      (604,216)
                                              -------        -------      ----------     ----------
From unit transactions:
  Net proceeds from the issuance of units.     27,326         30,010         965,148      4,552,775
  Net asset value of units redeemed or
   used to meet contract obligations......     (6,504)          (154)       (331,136)      (257,795)
                                              -------        -------      ----------     ----------
Net increase from unit transactions.......     20,822         29,856         634,012      4,294,980
                                              -------        -------      ----------     ----------
Net increase (decrease) in net assets.....     20,809         29,586          59,021      3,690,764
Net assets beginning of period............          0              0       3,690,764              0
                                              -------        -------      ----------     ----------
Net assets end of period*.................    $20,809        $29,586      $3,749,785     $3,690,764
                                              =======        =======      ==========     ==========
Unit transactions:
Units outstanding beginning of period.....          0              0         452,008              0
Units issued during the period............      2,834          3,008         126,081        479,644
Units redeemed during the period..........       (661)           (15)        (45,028)       (27,636)
                                              -------        -------      ----------     ----------
Units outstanding end of period...........      2,173          2,993         533,061        452,008
                                              =======        =======      ==========     ==========
-----------------------------------------
*Includes undistributed net investment
 income (loss) of:                            $    (5)       $   339      $   41,096     $   25,724
                                              =======        =======      ==========     ==========





                                                  Worldwide Growth
                                                     Subaccount
                                           ------------------------------

                                              For the     For the period
                                            six months     May 2, 2000**
                                               ended          through
                                           June 30, 2001 December 31, 2000
                                           ------------- -----------------
                                            (unaudited)
From operations:
  Net investment income (loss)............  $   (6,010)     $  198,001
  Net realized loss on investments........    (295,545)        (35,053)
  Net change in unrealized appreciation
   (depreciation) of investments..........    (342,274)       (877,872)
                                            ----------      ----------
Net decrease in net assets resulting from
 operations...............................    (643,829)       (714,924)
                                            ----------      ----------
From unit transactions:
  Net proceeds from the issuance of units.   1,132,630       5,001,735
  Net asset value of units redeemed or
   used to meet contract obligations......    (619,380)       (244,607)
                                            ----------      ----------
Net increase from unit transactions.......     513,250       4,757,128
                                            ----------      ----------
Net increase (decrease) in net assets.....    (130,579)      4,042,204
Net assets beginning of period............   4,042,204               0
                                            ----------      ----------
Net assets end of period*.................  $3,911,625      $4,042,204
                                            ==========      ==========
Unit transactions:
Units outstanding beginning of period.....     502,843               0
Units issued during the period............     149,574         529,466
Units redeemed during the period..........     (87,688)        (26,623)
                                            ----------      ----------
Units outstanding end of period...........     564,729         502,843
                                            ==========      ==========
-----------------------------------------
*Includes undistributed net investment
 income (loss) of:                          $  191,991      $  198,001
                                            ==========      ==========

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and seventeen MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 and in 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for the six months ended June 30, 2001 aggregated $13,874,744.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during six months ended June 30, 2001 were as follows:

                                          Cost of Shares
                                             Acquired     Proceeds
                                            (Excludes    from Shares
Strategist Subaccounts                    Reinvestments)  Redeemed
----------------------                    -------------- -----------

MONY Series Fund, Inc.
Equity Growth Portfolio..................   $   25,916   $   56,884
Equity Income Portfolio..................       13,936       47,119
Intermediate Term Bond Portfolio.........        5,151       15,152
Long Term Bond Portfolio.................        1,778        3,754
Diversified Portfolio....................       38,104       56,830
Money Market Portfolio...................        3,766       10,806

MONYEquity Master Subaccounts
-----------------------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.........      458,198      513,090
Long Term Bond Portfolio.................      762,278      601,168
Government Securities Portfolio..........      358,594      310,402
Money Market Portfolio...................    1,002,518      946,167

Enterprise Accumulation Trust
Balanced Portfolio.......................        5,281          466
Capital Appreciation Portfolio...........      297,709      148,306
Emerging Countries Portfolio.............        4,827           76
Equity Income Portfolio..................       25,607           37
Equity Portfolio.........................    4,882,527    4,020,483
Growth Portfolio.........................      788,934      563,893
Growth and Income Portfolio..............      761,236      171,147
High Yield Bond Portfolio................      562,850      410,266
International Growth Portfolio...........    1,316,145    1,439,555
Managed Portfolio........................    9,558,539    9,539,538
Mid-Cap Growth Portfolio.................        3,940           16
Multi-Cap Portfolio......................        4,072       27,489
Small Company Growth Portfolio...........       12,391           83
Small Company Value Portfolio............    3,194,554    2,750,725
World-Wide Growth Portfolio..............        8,606           49

Dreyfus Social Responsible Fund..........        5,458           75
Dreyfus Stock Index Fund.................      773,805      439,997

FidelityVariable Insurance Products Funds
VIP Growth Portfolio.....................      430,344      191,082
VIP II Contrafund Portfolio..............      328,918      275,232
VIP II Growth Opportunity Portfolio......          980            8

Janus Aspen Series
Aggressive Growth Portfolio..............       27,326        6,504
Balanced Portfolio.......................       30,010          154
Capital Appreciation Portfolio...........      991,009      364,933
Worldwide Growth Portfolio...............    1,152,785      648,175

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                       MONY Custom Equity Master
                                                       -------------------------

                                                         MONY Series Fund, Inc.
                                                         ----------------------

                                                             Intermediate
                                                              Term Bond
                                                              Subaccount
                                                             ------------
                          ASSETS
Shares held in respective Funds.............................     84,248
                                                               ========
Investments at cost.........................................   $903,335
                                                               ========
Investments in respective Funds, at net asset value.........   $908,197
Amount due from respective Funds............................         43
Amount due from MONY America................................        301
                                                               --------
       Total assets.........................................    908,541
                                                               --------
                        LIABILITIES
Amount due to respective Funds..............................        301
Amount due to MONY America..................................        805
                                                               --------
       Total liabilities....................................      1,106
                                                               --------
Net assets..................................................   $907,435
                                                               ========
Net assets consist of:
  Contractholders' net payments.............................   $843,559
  Undistributed net investment income.......................     66,987
  Accumulated net realized gain (loss) on investments.......     (7,973)
  Net unrealized appreciation (depreciation) of investments.      4,862
                                                               --------
Net assets..................................................   $907,435
                                                               ========
Number of units outstanding*................................     81,296
                                                               --------
Net asset value per unit outstanding*.......................   $  11.16
                                                               ========


                                                             Enterprise Accumulation
                                                                      Trust
                                                             -----------------------
                                                                                                              Small
                                                             Long Term   Government   Money                  Company
                                                                Bond     Securities   Market     Equity       Value
                                                             Subaccount  Subaccount Subaccount Subaccount   Subaccount
                                                             ----------  ---------- ---------- -----------  ----------
                          ASSETS
Shares held in respective Funds.............................    116,900      95,771  5,129,127     276,228     228,950
                                                             ==========  ========== ========== ===========  ==========
Investments at cost......................................... $1,481,591  $1,047,967 $5,129,127 $ 8,431,733  $6,505,880
                                                             ==========  ========== ========== ===========  ==========
Investments in respective Funds, at net asset value......... $1,491,648  $1,060,186 $5,129,127 $ 6,715,098  $6,586,892
Amount due from respective Funds............................      8,980         676      5,493       4,005       5,127
Amount due from MONY America................................        517         325      2,646       3,402       2,264
                                                             ----------  ---------- ---------- -----------  ----------
       Total assets.........................................  1,501,145   1,061,187  5,137,266   6,722,505   6,594,283
                                                             ----------  ---------- ---------- -----------  ----------
                        LIABILITIES
Amount due to respective Funds..............................        517         325      2,646       3,402       2,264
Amount due to MONY America..................................     10,120       1,499      9,617       9,370      10,293
                                                             ----------  ---------- ---------- -----------  ----------
       Total liabilities....................................     10,637       1,824     12,263      12,772      12,557
                                                             ----------  ---------- ---------- -----------  ----------
Net assets.................................................. $1,490,508  $1,059,363 $5,125,003 $ 6,709,733  $6,581,726
                                                             ==========  ========== ========== ===========  ==========
Net assets consist of:
  Contractholders' net payments............................. $1,391,843  $  987,903 $4,866,616 $ 7,735,657  $5,711,009
  Undistributed net investment income.......................     94,025      54,066    258,387   1,246,760     850,862
  Accumulated net realized gain (loss) on investments.......     (5,417)      5,175          0    (556,049)    (61,157)
  Net unrealized appreciation (depreciation) of investments.     10,057      12,219          0  (1,716,635)     81,012
                                                             ----------  ---------- ---------- -----------  ----------
Net assets.................................................. $1,490,508  $1,059,363 $5,125,003 $ 6,709,733  $6,581,726
                                                             ==========  ========== ========== ===========  ==========
Number of units outstanding*................................    139,349      94,024    452,929     700,559     453,528
                                                             ----------  ---------- ---------- -----------  ----------
Net asset value per unit outstanding*....................... $    10.70  $    11.27 $    11.32 $      9.58  $    14.51
                                                             ==========  ========== ========== ===========  ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------

                                    Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------

             International High Yield               Growth and  Small Company   Equity      Capital
 Managed        Growth        Bond       Growth       Income       Growth       Income    Appreciation
Subaccount    Subaccount   Subaccount  Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
-----------  ------------- ----------  -----------  ----------  ------------- ----------  ------------
    370,716      424,150      314,869    3,371,480   1,132,874      519,428      307,268      653,854
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$10,034,851   $3,083,138   $1,468,778  $19,794,904  $6,946,849   $4,425,618   $1,640,724   $4,804,370
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$ 8,511,650   $2,328,584   $1,398,016  $17,733,986  $6,412,065   $4,394,357   $1,628,522   $4,047,359
      7,572        1,655        2,242       16,523       9,663        2,505        3,311        6,799
      4,111          967          941        9,710       3,122        2,719        1,123        1,410
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
  8,523,333    2,331,206    1,401,199   17,760,219   6,424,850    4,399,581    1,632,956    4,055,568
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
      4,111          967          941        9,710       3,122        2,719        1,123        1,410
     14,823        3,671        3,337       31,452      15,156        5,928        4,654       10,191
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
     18,934        4,638        4,278       41,162      18,278        8,647        5,777       11,601
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$ 8,504,399   $2,326,568   $1,396,921  $17,719,057  $6,406,572   $4,390,934   $1,627,179   $4,043,967
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$ 8,552,361   $2,866,868   $1,381,581  $19,647,915  $6,803,223   $4,207,928   $1,639,797   $4,425,145
  3,016,695      212,630      142,486       48,391     (15,434)       5,433       (1,271)     156,658
 (1,541,456)       1,624      (56,384)      83,669     153,567      208,834          855      219,175
 (1,523,201)    (754,554)     (70,762)  (2,060,918)   (534,784)     (31,261)     (12,202)    (757,011)
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$ 8,504,399   $2,326,568   $1,396,921  $17,719,057  $6,406,572   $4,390,934   $1,627,179   $4,043,967
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
    802,331      243,298      134,291    1,715,331     580,821      274,665      152,840      319,544
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$     10.60   $     9.56   $    10.40  $     10.33  $    11.03   $    15.99   $    10.65   $    12.66
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                         MONY Custom Equity Master
                                                    -------------------------------------------------------------------
                                                                 Enterprise Accumulation Trust
                                                    -------------------------------------------------------
                                                                                                              Dreyfus
                                                    Multi-Cap               Worldwide   Emerging   Mid-Cap     Stock
                                                      Growth      Balanced    Growth   Countries    Growth     Index
                                                    Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                                                    -----------  ---------- ---------- ---------- ---------- ----------
                      ASSETS
Shares held in respective Funds....................     619,387     68,866     1,154        761      1,226      142,739
                                                    ===========   ========   =======     ======    =======   ==========
Investments at cost................................ $ 6,697,657   $340,477   $11,570     $7,300    $11,741   $4,879,722
                                                    ===========   ========   =======     ======    =======   ==========
Investments in respective Funds, at net asset value $ 5,568,287   $331,245   $11,627     $7,272    $11,808   $4,496,292
Amount due from respective Funds...................       3,926        107     1,202          0      1,215        5,257
Amount due from MONY America.......................       1,155         56         8          0          6          823
                                                    -----------   --------   -------     ------    -------   ----------
       Total assets................................   5,573,368    331,408    12,837      7,272     13,029    4,502,372
                                                    -----------   --------   -------     ------    -------   ----------
                    LIABILITIES
Amount due to respective Funds.....................       1,155         56         8          0          6          823
Amount due to MONY America.........................       8,498        351     1,206          0      1,215        8,790
                                                    -----------   --------   -------     ------    -------   ----------
       Total liabilities...........................       9,653        407     1,214          0      1,221        9,613
                                                    -----------   --------   -------     ------    -------   ----------
Net assets......................................... $ 5,563,715   $331,001   $11,623     $7,272    $11,808   $4,492,759
                                                    ===========   ========   =======     ======    =======   ==========
Net assets consist of:
  Contractholders' net payments.................... $ 7,728,813   $342,408   $11,569     $7,300    $11,749   $4,909,910
  Undistributed net investment income (loss).......     (18,168)       193        (3)         0         (1)      67,011
  Accumulated net realized loss on investments.....  (1,017,560)    (2,368)        0          0         (7)    (100,732)
  Net unrealized appreciation (depreciation) of
   investments.....................................  (1,129,370)    (9,232)       57        (28)        67     (383,430)
                                                    -----------   --------   -------     ------    -------   ----------
Net assets......................................... $ 5,563,715   $331,001   $11,623     $7,272    $11,808   $4,492,759
                                                    ===========   ========   =======     ======    =======   ==========
Number of units outstanding*.......................     670,357     34,706     1,154        762      1,238      496,298
                                                    -----------   --------   -------     ------    -------   ----------
Net asset value per unit outstanding*.............. $      8.30   $   9.54   $ 10.07     $ 9.55    $  9.54   $     9.05
                                                    ===========   ========   =======     ======    =======   ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                       MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products Funds                   Janus Aspen Series
  Dreyfus     -----------------------------------------     ------------------------------------------------
 Socially                                     VIP III
Responsible       VIP            VIP II       Growth        Aggressive                 Capital    Worldwide
  Growth         Growth        Contrafund  Opportunities      Growth      Balanced   Appreciation   Growth
Subaccount     Subaccount      Subaccount   Subaccount      Subaccount   Subaccount   Subaccount  Subaccount
-----------    ----------      ----------     ------------- -----------  ----------  ------------ ----------
   21,785         78,029         137,243       46,759           155,491      90,637      130,411     130,868
 ========      ==========      ==========     ========      ===========  ==========   ==========  ==========
 $730,317     $3,268,092      $3,085,531     $834,097       $ 5,826,516  $2,197,033   $3,563,367  $4,947,152
 ========      ==========      ==========     ========      ===========  ==========   ==========  ==========
 $644,845     $2,868,334      $2,827,208     $753,293       $ 4,148,496  $2,100,971   $2,998,139  $4,177,319
    1,479          2,598           2,557          172             8,452       2,540        4,105       4,914
      259          1,147             681          249             1,365         670          796       1,046
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
  646,583      2,872,079       2,830,446      753,714         4,158,313   2,104,181    3,003,040   4,183,279
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
      259          1,147             681          249             1,365         670          796       1,046
    2,000          4,818           4,785          768            11,747       4,186        6,595       8,306
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
    2,259          5,965           5,466        1,017            13,112       4,856        7,391       9,352
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
 $644,324     $2,866,114      $2,824,980     $752,697       $ 4,145,201  $2,099,325   $2,995,649  $4,173,927
 ========      ==========      ==========     ========      ===========  ==========   ==========  ==========
 $753,112     $3,281,740      $3,130,021     $869,643       $ 6,577,513  $2,180,459   $3,786,059  $5,222,266
    4,180        141,061          92,285        4,845           286,385      91,578       38,923     152,209
  (27,496)      (156,929)       (139,003)     (40,987)       (1,040,677)    (76,650)    (264,105)   (430,715)
  (85,472)      (399,758)       (258,323)     (80,804)       (1,678,020)    (96,062)    (565,228)   (769,833)
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
 $644,324     $2,866,114      $2,824,980     $752,697       $ 4,145,201  $2,099,325   $2,995,649  $4,173,927
 ========      ==========      ==========     ========      ===========  ==========   ==========  ==========
   76,790        314,137         296,729       98,970           596,290     210,206      322,917     438,442
 --------      ----------      ----------     --------      -----------  ----------   ----------  ----------
 $   8.39     $     9.12      $     9.52     $   7.61       $      6.95  $     9.99   $     9.28  $     9.52
 ========      ==========      ==========     ========      ===========  ==========   ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                         MONY Custom Equity Master
                                                --------------------------------------------------------------------------
                                                           MONY Series Fund, Inc.               Enterprise Accumulation Trust
                                                --------------------------------------------    ----------------------------
                                                Intermediate   Long Term  Government   Money                    Small Company
                                                 Term Bond        Bond    Securities   Market      Equity           Value
                                                 Subaccount    Subaccount Subaccount Subaccount  Subaccount      Subaccount
                                                ------------   ---------- ---------- ----------   ----------       -------------
Dividend income................................   $ 41,921      $ 58,512   $ 38,308   $95,945   $       0         $      0
Distribution from net realized
  gains........................................          0             0          0         0           0                0
Mortality and expense risk charges.............     (1,420)       (2,091)    (1,471)   (7,172)    (10,075)          (9,683)
                                                  --------      --------   --------   -------     ---------        --------
Net investment income (loss)...................     40,501        56,421     36,837    88,773     (10,075)          (9,683)
                                                  --------      --------   --------   -------     ---------        --------
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on investments.......        356         8,576      7,069         0    (530,611)         (85,930)
 Net change in unrealized appreciation
   (depreciation) of investments...............    (13,751)      (53,842)   (22,119)        0    (207,026)         617,226
                                                  --------      --------   --------   -------     ---------        --------
Net realized and unrealized gain (loss) on
  investments..................................    (13,395)      (45,266)   (15,050)        0    (737,637)         531,296
                                                  --------      --------   --------   -------     ---------        --------
Net increase (decrease) in net assets resulting
  from operations..............................   $ 27,106      $ 11,155   $ 21,787   $88,773   $(747,712)        $521,613
                                                  ========      ========   ========   =======     =========        ========

                      See notes to financial statements.

                                    MONY Custom Equity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
           International High Yield              Growth and Small Company   Equity     Capital
 Managed      Growth        Bond      Growth       Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount Subaccount   Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- -----------  ---------- ------------- ---------- ------------
$       0    $       0    $ 52,158  $         0  $       0    $       0   $       0   $       0
        0            0           0            0          0            0           0           0
  (14,082)      (4,013)     (2,042)     (28,989)   (10,477)      (6,612)     (2,488)     (6,517)
---------    ---------    --------  -----------  ---------    ---------   ---------   ---------
  (14,082)      (4,013)     50,116      (28,989)   (10,477)      (6,612)     (2,488)     (6,517)
---------    ---------    --------  -----------  ---------    ---------   ---------   ---------
 (595,816)    (139,057)    (17,838)    (410,510)    (3,956)    (131,153)      4,617     (98,769)
  189,650     (398,435)     (5,077)  (1,699,772)  (546,923)     101,881    (105,525)   (385,620)
---------    ---------    --------  -----------  ---------    ---------   ---------   ---------
 (406,166)    (537,492)    (22,915)  (2,110,282)  (550,879)     (29,272)   (100,908)   (484,389)
---------    ---------    --------  -----------  ---------    ---------   ---------   ---------
$(420,248)   $(541,505)   $ 27,201  $(2,139,271) $(561,356)   $ (35,884)  $(103,396)  $(490,906)
=========    =========    ========  ===========  =========    =========   =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                        MONY Custom Equity Master
                                           ----------------------------------------------------------------------------------
                                                               Enterprise Accumulation Trust
                                           ---------------------------------------------------------------------

                                            Multi-Cap                  Worldwide       Emerging       Mid-Cap       Dreyfus
                                              Growth      Balanced       Growth       Countries        Growth     Stock Index
                                            Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                                           ------------ ------------ -------------- -------------- -------------- ------------
                                                                     For the period For the period For the period
                                           For the six  For the six  May 3, 2001**  May 24, 2001** May 21, 2001** For the six
                                           months ended months ended    through        through        through     months ended
                                             June 30,     June 30,      June 30,       June 30,       June 30,      June 30,
                                               2001         2001          2001           2001           2001          2001
                                           ------------ ------------ -------------- -------------- -------------- ------------
Dividend income...........................  $       0     $      0        $ 0            $  0           $ 0        $  21,198
Distribution from net realized gains......          0            0          0               0             0              691
Mortality and expense risk charges........     (8,693)        (425)        (3)              0            (1)          (6,336)
                                            ---------     --------        ---            ----           ---        ---------
Net investment income (loss)..............     (8,693)        (425)        (3)              0            (1)          15,553
                                            ---------     --------        ---            ----           ---        ---------
Realized and unrealized gain (loss) on
  investments:
 Net realized loss on investments.........   (692,846)      (2,478)         0               0            (7)         (96,020)
 Net change in unrealized appreciation
   (depreciation) of investments..........    106,052      (11,465)        57             (28)           67         (161,833)
                                            ---------     --------        ---            ----           ---        ---------
Net realized and unrealized gain (loss) on
  investments.............................   (586,794)     (13,943)        57             (28)           60         (257,853)
                                            ---------     --------        ---            ----           ---        ---------
Net increase (decrease) in net assets
  resulting from operations...............  $(595,487)    $(14,368)       $54            $(28)          $59        $(242,300)
                                            =========     ========        ===            ====           ===        =========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
  Dreyfus      Fidelity Variable Insurance Products Funds                   Janus Aspen Series
  Socially   ---------------------------------------------  --------------------------------------------------
Responsible                  VIP II          VIP III         Aggressive                 Capital     Worldwide
   Growth     VIP Growth   Contrafund  Growth Opportunities    Growth      Balanced   Appreciation    Growth
 Subaccount   Subaccount   Subaccount       Subaccount       Subaccount   Subaccount   Subaccount   Subaccount
 ----------  ------------ ------------ -------------------- ------------ ------------ ------------ ------------
For the six  For the six  For the six      For the six      For the six  For the six  For the six  For the six
months ended months ended months ended     months ended     months ended months ended months ended months ended
  June 30,     June 30,     June 30,         June 30,         June 30,     June 30,     June 30,     June 30,
    2001         2001         2001             2001             2001         2001         2001         2001
------------ ------------ ------------ -------------------- ------------ ------------ ------------ ------------
  $     71    $       0    $  13,878         $  1,407       $         0    $ 26,866    $  23,193    $   9,134
         0      133,165       55,510                0                 0           0            0            0
      (951)      (3,948)      (4,046)          (1,107)           (6,414)     (2,905)      (4,704)      (6,357)
  --------    ---------    ---------         --------       -----------    --------    ---------    ---------
      (880)     129,217       65,342              300            (6,414)     23,961       18,489        2,777
  --------    ---------    ---------         --------       -----------    --------    ---------    ---------
   (32,759)    (129,807)    (101,185)         (30,482)         (773,975)    (53,724)    (260,448)    (361,815)
   (48,207)    (205,476)    (181,695)         (22,400)         (318,094)    (24,703)    (148,003)    (186,161)
  --------    ---------    ---------         --------       -----------    --------    ---------    ---------
   (80,966)    (335,283)    (282,880)         (52,882)       (1,092,069)    (78,427)    (408,451)    (547,976)
  --------    ---------    ---------         --------       -----------    --------    ---------    ---------

  $(81,846)   $(206,066)   $(217,538)        $(52,582)      $(1,098,483)   $(54,466)   $(389,962)   $(545,199)
  ========    =========    =========         ========       ===========    ========    =========    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                       MONY Custom Equity Master
                                                                          --------------------------------------------------
                                                                                        MONY Series Fund, Inc.
                                                                          --------------------------------------------------
                                                                           Intermediate Term Bond        Long Term Bond
                                                                                 Subaccount                Subaccount
                                                                          ------------------------  ------------------------
                                                                          For the six    For the    For the six  For the year
                                                                          months ended  year ended  months ended    ended
                                                                            June 30,   December 31,   June 30,   December 31,
                                                                              2001         2000         2001         2000
                                                                          ------------ ------------ ------------ ------------
                                                                          (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...........................................  $  40,501    $  19,462    $   56,421   $   31,499
  Net realized gain (loss) on investments................................        356         (688)        8,576       (1,749)
  Net change in unrealized appreciation (depreciation) of investments....    (13,751)      18,002       (53,842)      70,974
                                                                           ---------    ---------    ----------   ----------
Net increase (decrease) in net assets resulting from operations..........     27,106       36,776        11,155      100,724
                                                                           ---------    ---------    ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units................................    403,888      334,344       658,592      693,119
  Net asset value of units redeemed or used to meet contract obligations.   (140,587)    (239,212)     (184,005)    (213,919)
                                                                           ---------    ---------    ----------   ----------
Net increase from unit transactions......................................    263,301       95,132       474,587      479,200
                                                                           ---------    ---------    ----------   ----------
Net increase in net assets...............................................    290,407      131,908       485,742      579,924
Net assets beginning of period...........................................    617,028      485,120     1,004,766      424,842
                                                                           ---------    ---------    ----------   ----------
Net assets end of period*................................................  $ 907,435    $ 617,028    $1,490,508   $1,004,766
                                                                           =========    =========    ==========   ==========
Unit transactions:
Units outstanding beginning of period....................................     57,274       48,440        95,045       46,303
Units issued during the period...........................................     36,699       32,519        61,450       70,758
Units redeemed during the period.........................................    (12,677)     (23,685)      (17,146)     (22,016)
                                                                           ---------    ---------    ----------   ----------
Units outstanding end of period..........................................     81,296       57,274       139,349       95,045
                                                                           =========    =========    ==========   ==========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                          $  66,987    $  26,486    $   94,025   $   37,604
                                                                           =========    =========    ==========   ==========

                      See notes to financial statements.

                                        MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------
               MONY Series Fund, Inc.                           Enterprise Accumulation Trust
---------------------------------------------------  ---------------------------------------------------
  Government Securities          Money Market                  Equity              Small Company Value
       Subaccount                 Subaccount                 Subaccount                Subaccount
------------------------  -------------------------  -------------------------  ------------------------
For the six    For the                  For the year                 For the    For the six    For the
months ended  year ended   For the six     ended      For the six   year ended  months ended  year ended
  June 30,   December 31, months ended  December 31, months ended  December 31,   June 30,   December 31,
    2001         2000     June 30, 2001     2000     June 30, 2001     2000         2001         2000
------------ ------------ ------------- ------------ ------------- ------------ ------------ ------------
(unaudited)                (unaudited)                (unaudited)               (unaudited)
 $   36,837    $ 15,278    $    88,773  $   139,080   $  (10,075)  $ 1,112,011   $   (9,683) $   743,430
      7,069          21              0            0     (530,611)      (17,696)     (85,930)      (8,964)
    (22,119)     33,373              0            0     (207,026)   (1,641,850)     617,226     (646,837)
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
     21,787      48,672         88,773      139,080     (747,712)     (547,535)     521,613       87,629
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
    455,221     463,494      4,906,893    7,729,097    3,209,714     4,348,369    2,184,287    3,298,829
    (94,761)    (89,978)    (3,145,789)  (6,121,091)    (829,421)   (1,201,211)    (738,037)  (1,315,347)
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
    360,460     373,516      1,761,104    1,608,006    2,380,293     3,147,158    1,446,250    1,983,482
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
    382,247     422,188      1,849,877    1,747,086    1,632,581     2,599,623    1,967,863    2,071,111
    677,116     254,928      3,275,126    1,528,040    5,077,152     2,477,529    4,613,863    2,542,752
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
 $1,059,363    $677,116    $ 5,125,003  $ 3,275,126   $6,709,733   $ 5,077,152   $6,581,726  $ 4,613,863
 ==========    ========    ===========  ===========   ==========   ===========   ==========  ===========
     61,762      25,422        295,900      146,000      460,705       212,392      348,647      196,273
     40,729      45,013        437,417      720,831      325,019       343,075      158,388      253,071
     (8,467)     (8,673)      (280,388)    (570,931)     (85,165)      (94,762)     (53,507)    (100,697)
 ----------    --------    -----------  -----------   ----------   -----------   ----------  -----------
     94,024      61,762        452,929      295,900      700,559       460,705      453,528      348,647
 ==========    ========    ===========  ===========   ==========   ===========   ==========  ===========

 $   54,066    $ 17,229    $   258,387  $   169,614   $1,246,760   $ 1,256,835   $  850,862  $   860,545
 ==========    ========    ===========  ===========   ==========   ===========   ==========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                       MONY Custom Equity Master
                                                                          --------------------------------------------------
                                                                                     Enterprise Accumulation Trust
                                                                          --------------------------------------------------
                                                                                   Managed            International Growth
                                                                                 Subaccount                Subaccount
                                                                          ------------------------  ------------------------
                                                                          For the six    For the    For the six    For the
                                                                          months ended  year ended  months ended  year ended
                                                                            June 30,   December 31,   June 30,   December 31,
                                                                              2001         2000         2001         2000
                                                                          ------------ ------------ ------------ ------------
                                                                          (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...........................................  $  (14,082) $ 2,355,395   $   (4,013)  $  194,400
  Net realized gain (loss) on investments................................    (595,816)    (831,371)    (139,057)     104,802
  Net change in unrealized appreciation (depreciation) of investments....     189,650   (1,408,410)    (398,435)    (630,290)
                                                                           ----------  -----------   ----------   ----------
Net increase (decrease) in net assets resulting from operations..........    (420,248)     115,614     (541,505)    (331,088)
                                                                           ----------  -----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units................................   2,232,733    4,559,202      912,746    1,940,752
  Net asset value of units redeemed or used to meet contract obligations.    (975,916)  (2,422,726)    (325,288)    (685,072)
                                                                           ----------  -----------   ----------   ----------
Net increase from unit transactions......................................   1,256,817    2,136,476      587,458    1,255,680
                                                                           ----------  -----------   ----------   ----------
Net increase in net assets...............................................     836,569    2,252,090       45,953      924,592
Net assets beginning of period...........................................   7,667,830    5,415,740    2,280,615    1,356,023
                                                                           ----------  -----------   ----------   ----------
Net assets end of period*................................................  $8,504,399  $ 7,667,830   $2,326,568   $2,280,615
                                                                           ==========  ===========   ==========   ==========
Unit transactions:
Units outstanding beginning of period....................................     685,392      489,437      188,306       92,361
Units issued during the period...........................................     207,651      418,776       85,906      147,809
Units redeemed during the period.........................................     (90,712)    (222,821)     (30,914)     (51,864)
                                                                           ----------  -----------   ----------   ----------
Units outstanding end of period..........................................     802,331      685,392      243,298      188,306
                                                                           ==========  ===========   ==========   ==========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                          $3,016,695  $ 3,030,777   $  212,630   $  216,643
                                                                           ==========  ===========   ==========   ==========

                      See notes to financial statements.

                                       MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------
     High Yield Bond                Growth               Growth and Income       Small Company Growth
       Subaccount                 Subaccount                Subaccount                Subaccount
------------------------  -------------------------  ------------------------  ------------------------
For the six  For the year                 For the    For the six    For the    For the six    For the
months ended    ended      For the six   year ended  months ended  year ended  months ended  year ended
  June 30,   December 31, months ended  December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000     June 30, 2001     2000         2001         2000         2001         2000
------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------
(unaudited)                (unaudited)               (unaudited)               (unaudited)
 $   50,116   $  67,253    $   (28,989) $    92,062   $  (10,477) $    (1,762)  $   (6,612)  $   13,399
    (17,838)    (30,452)      (410,510)     335,051       (3,956)     127,577     (131,153)     300,547
     (5,077)    (59,167)    (1,699,772)  (1,366,719)    (546,923)    (133,650)     101,881     (382,937)
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
     27,201     (22,366)    (2,139,271)    (939,606)    (561,356)      (7,835)     (35,884)     (68,991)
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
    563,740     625,103      5,428,164   12,169,766    2,363,020    4,219,677    1,650,945    3,220,981
   (154,993)   (225,076)    (2,030,104)  (4,551,670)    (815,841)  (1,436,042)    (648,262)    (966,838)
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
    408,747     400,027      3,398,060    7,618,096    1,547,179    2,783,635    1,002,683    2,254,143
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
    435,948     377,661      1,258,789    6,678,490      985,823    2,775,800      966,799    2,185,152
    960,973     583,312     16,460,268    9,781,778    5,420,749    2,644,949    3,424,135    1,238,983
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
 $1,396,921   $ 960,973    $17,719,057  $16,460,268   $6,406,572  $ 5,420,749   $4,390,934   $3,424,135
 ==========   =========    ===========  ===========   ==========  ===========   ==========   ==========
     95,559      56,344      1,396,706      762,612      447,828      219,728      210,319       77,266
     53,378      61,065        511,941    1,014,650      203,492      347,137      106,745      190,487
    (14,646)    (21,850)      (193,316)    (380,556)     (70,499)    (119,037)     (42,399)     (57,434)
 ----------   ---------    -----------  -----------   ----------  -----------   ----------   ----------
    134,291      95,559      1,715,331    1,396,706      580,821      447,828      274,665      210,319
 ==========   =========    ===========  ===========   ==========  ===========   ==========   ==========

 $  142,486   $  92,370    $    48,391  $    77,380   $  (15,434) $    (4,957)  $    5,433   $   12,045
 ==========   =========    ===========  ===========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Equity Master
                                                                       --------------------------------------------------
                                                                                  Enterprise Accumulation Trust
                                                                       --------------------------------------------------
                                                                             Equity Income         Capital Appreciation
                                                                              Subaccount                Subaccount
                                                                       ------------------------  ------------------------
                                                                       For the six    For the    For the six    For the
                                                                       months ended  year ended  months ended  year ended
                                                                         June 30,   December 31,   June 30,   December 31,
                                                                           2001         2000         2001         2000
                                                                       ------------ ------------ ------------ ------------
                                                                       (unaudited)               (unaudited)
From operations:
  Net investment income (loss)........................................  $   (2,488)  $    1,808   $   (6,517)  $  165,372
  Net realized gain (loss) on investments.............................       4,617      (21,235)     (98,769)     272,992
  Net change in unrealized appreciation (depreciation) of investments.    (105,525)     100,153     (385,620)    (874,427)
                                                                        ----------   ----------   ----------   ----------
Net increase (decrease) in net assets resulting from operations.......    (103,396)      80,726     (490,906)    (436,063)
                                                                        ----------   ----------   ----------   ----------
From unit transactions:
Net proceeds from the issuance of units...............................     637,561      940,041    1,468,259    2,906,900
Net asset value of units redeemed or used to meet contract obligations    (182,054)    (611,966)    (499,069)    (945,123)
                                                                        ----------   ----------   ----------   ----------
Net increase from unit transactions...................................     455,507      328,075      969,190    1,961,777
                                                                        ----------   ----------   ----------   ----------
Net increase in net assets............................................     352,111      408,801      478,284    1,525,714
Net assets beginning of period........................................   1,275,068      866,267    3,565,683    2,039,969
                                                                        ----------   ----------   ----------   ----------
Net assets end of period*.............................................  $1,627,179   $1,275,068   $4,043,967   $3,565,683
                                                                        ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period.................................     111,358       80,262      245,534      120,616
Units issued during the period........................................      58,145       88,864      112,261      184,852
Units redeemed during the period......................................     (16,663)     (57,768)     (38,251)     (59,934)
                                                                        ----------   ----------   ----------   ----------
Units outstanding end of period.......................................     152,840      111,358      319,544      245,534
                                                                        ==========   ==========   ==========   ==========
----------------------------------------------------------------------
 *Includes undistributed net investment income (loss) of:               $   (1,271)  $    1,217   $  156,658   $  163,175
                                                                        ==========   ==========   ==========   ==========

** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Equity Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
    Multi-Cap Growth              Balanced            Worldwide       Emerging       Mid-Cap
       Subaccount                Subaccount             Growth       Countries        Growth
------------------------  ------------------------  -------------- -------------- --------------
For the six    For the    For the six    For the    For the period For the period For the period
months ended  year ended  months ended  year ended  May 3, 2001**  May 24, 2001** May 21, 2001**
  June 30,   December 31,   June 30,   December 31,    through        through        through
    2001         2000         2001         2000     June 30, 2001  June 30, 2001  June 30, 2001
------------ ------------ ------------ ------------ -------------- -------------- --------------
(unaudited)               (unaudited)                (unaudited)    (unaudited)    (unaudited)
 $   (8,693) $    (9,348)   $   (425)    $    618      $    (3)        $    0        $    (1)
   (692,846)    (329,948)     (2,478)         110            0              0             (7)
    106,052   (1,293,441)    (11,465)       2,213           57            (28)            67
 ----------  -----------    --------     --------      -------         ------        -------
   (595,487)  (1,632,737)    (14,368)       2,941           54            (28)            59
 ----------  -----------    --------     --------      -------         ------        -------
  2,305,942    6,921,663     193,397      225,971       11,793          7,354         11,892
   (788,486)  (1,087,507)    (40,535)     (38,679)        (224)           (54)          (143)
 ----------  -----------    --------     --------      -------         ------        -------
  1,517,456    5,834,156     152,862      187,292       11,569          7,300         11,749
 ----------  -----------    --------     --------      -------         ------        -------
    921,969    4,201,419     138,494      190,233       11,623          7,272         11,808
  4,641,746      440,327     192,507        2,274            0              0              0
 ----------  -----------    --------     --------      -------         ------        -------
 $5,563,715  $ 4,641,746    $331,001     $192,507      $11,623         $7,272        $11,808
 ==========  ===========    ========     ========      =======         ======        =======
    494,446       32,431      18,855          221            0              0              0
    270,673      551,105      20,046       22,491        1,176            767          1,253
    (94,762)     (89,090)     (4,195)      (3,857)         (22)            (5)           (15)
 ----------  -----------    --------     --------      -------         ------        -------
    670,357      494,446      34,706       18,855        1,154            762          1,238
 ==========  ===========    ========     ========      =======         ======        =======
 $  (18,168) $    (9,475)   $    193     $    618      $    (3)        $    0        $    (1)
 ==========  ===========    ========     ========      =======         ======        =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                       MONY Custom Equity Master
                                                                          --------------------------------------------------

                                                                                                        Dreyfus Socially
                                                                             Dreyfus Stock Index       Responsible Growth
                                                                                 Subaccount                Subaccount
                                                                          ------------------------  ------------------------
                                                                          For the six    For the    For the six    For the
                                                                          months ended  year ended  months ended  year ended
                                                                            June 30,   December 31,   June 30,   December 31,
                                                                              2001         2000         2001         2000
                                                                          ------------ ------------ ------------ ------------
                                                                          (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...........................................  $   15,553   $   50,646    $   (880)    $  2,123
  Net realized gain (loss) on investments................................     (96,020)      (5,117)    (32,759)       5,253
  Net change in unrealized depreciation of investments...................    (161,833)    (224,769)    (48,207)     (39,108)
                                                                           ----------   ----------    --------     --------
Net decrease in net assets resulting from operations.....................    (242,300)    (179,240)    (81,846)     (31,732)
                                                                           ----------   ----------    --------     --------
From unit transactions:
  Net proceeds from the issuance of units................................   2,594,027    3,060,428     400,423      379,358
  Net asset value of units redeemed or used to meet contract obligations.    (515,767)    (360,740)    (63,547)     (49,349)
                                                                           ----------   ----------    --------     --------
Net increase from unit transactions......................................   2,078,260    2,699,688     336,876      330,009
                                                                           ----------   ----------    --------     --------
Net increase in net assets...............................................   1,835,960    2,520,448     255,030      298,277
Net assets beginning of period...........................................   2,656,799      136,351     389,294       91,017
                                                                           ----------   ----------    --------     --------
Net assets end of period.................................................  $4,492,759   $2,656,799    $644,324     $389,294
                                                                           ==========   ==========    ========     ========
Unit transactions:
Units outstanding beginning of period....................................     272,935       12,662      39,772        8,243
Units issued during the period...........................................     280,010      294,965      44,205       36,266
Units redeemed during the period.........................................     (56,647)     (34,692)     (7,187)      (4,737)
                                                                           ----------   ----------    --------     --------
Units outstanding end of period..........................................     496,298      272,935      76,790       39,772
                                                                           ==========   ==========    ========     ========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                          $   67,011   $   51,458    $  4,180     $  5,060
                                                                           ==========   ==========    ========     ========

                      See notes to financial statements.

                                        MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
                   Fidelity Variable Insurance Products Funds                           Janus Aspen Series
-------------------------------------------------------------------------------      ------------------------
       VIP Growth               VIP II Contrafund     VIP III Growth Opportunities       Aggressive Growth
       Subaccount                  Subaccount                  Subaccount                   Subaccount
------------------------    ------------------------  ---------------------------    ------------------------
For the six      For the    For the six    For the    For the six       For the      For the six    For the
months ended    year ended  months ended  year ended  months ended     year ended    months ended  year ended
  June 30,     December 31,   June 30,   December 31,   June 30,      December 31,     June 30,   December 31,
    2001           2000         2001         2000         2001            2000           2001         2000
------------   ------------ ------------ ------------   ------------    ------------ ------------ ------------
(unaudited)                 (unaudited)               (unaudited)                    (unaudited)
 $  129,217     $   11,857   $   65,342   $   26,972   $     300        $  4,557     $    (6,414) $   292,907
   (129,807)       (27,656)    (101,185)     (38,064)    (30,482)        (10,516)       (773,975)    (268,611)
   (205,476)      (197,290)    (181,695)     (83,694)    (22,400)        (58,779)       (318,094)  (1,418,465)
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
   (206,066)      (213,089)    (217,538)     (94,786)    (52,582)        (64,738)     (1,098,483)  (1,394,169)
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
  1,708,300      2,096,981    1,394,274    2,220,996     360,606         660,220       2,500,455    5,144,249
   (323,257)      (254,083)    (280,508)    (314,167)   (104,886)        (79,555)       (642,835)    (769,279)
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
  1,385,043      1,842,898    1,113,766    1,906,829     255,720         580,665       1,857,620    4,374,970
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
  1,178,977      1,629,809      896,228    1,812,043     203,138         515,927         759,137    2,980,801
  1,687,137         57,328    1,928,752      116,709     549,559          33,632       3,386,064      405,263
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
 $2,866,114     $1,687,137   $2,824,980   $1,928,752   $ 752,697        $549,559     $ 4,145,201  $ 3,386,064
 ==========     ==========   ==========   ==========    =========       ========     ===========  ===========
    166,741          5,021      182,000       10,237      65,733           3,320         357,290       29,042
    182,601        184,034      143,932      200,127      46,693          71,044         325,343      386,534
    (35,205)       (22,314)     (29,203)     (28,364)    (13,556)         (8,631)        (86,343)     (58,286)
 ----------     ----------   ----------   ----------    ---------       --------     -----------  -----------
    314,137        166,741      296,729      182,000      98,870          65,733         596,290      357,290
 ==========     ==========   ==========   ==========    =========       ========     ===========  ===========

 $  141,061     $   11,844   $   92,285   $   26,943   $   4,845        $  4,545     $   286,385  $   292,799
 ==========     ==========   ==========   ==========    =========       ========     ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                        MONY Custom Equity Master
                                              ----------------------------------------------------------------------------
                                                                           Janus Aspen Series
                                              ----------------------------------------------------------------------------
                                                                                 Capital                  Worldwide
                                                      Balanced                Appreciation                 Growth
                                                     Subaccount                Subaccount                Subaccount
                                              ------------------------  ------------------------  ------------------------
                                              For the six    For the    For the six    For the    For the six    For the
                                              months ended  year ended  months ended  year ended  months ended  year ended
                                                June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                  2001         2000         2001         2000         2001         2000
                                              ------------ ------------ ------------ ------------ ------------ ------------
                                              (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income......................  $   23,961   $   67,350   $   18,489   $   20,113   $    2,777   $  149,488
  Net realized loss on investments...........     (53,724)     (22,956)    (260,448)      (4,558)    (361,815)     (70,248)
  Net change in unrealized depreciation of
   investments...............................     (24,703)     (72,184)    (148,003)    (448,911)    (186,161)    (606,602)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net decrease in net assets resulting from
 operations..................................     (54,466)     (27,790)    (389,962)    (433,356)    (545,199)    (527,362)
                                               ----------   ----------   ----------   ----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units....   1,085,119    1,457,490    1,322,368    2,981,385    2,303,658    3,880,330
  Net asset value of units redeemed or used
   to meet contract obligations..............    (203,276)    (188,408)    (329,379)    (375,303)    (623,422)    (533,496)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net increase from unit transactions..........     881,843    1,269,082      992,989    2,606,082    1,680,236    3,346,834
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets...................     827,377    1,241,292      603,027    2,172,726    1,135,037    2,819,472
Net assets beginning of period...............   1,271,948       30,656    2,392,622      219,896    3,038,890      219,418
                                               ----------   ----------   ----------   ----------   ----------   ----------
Net assets end of period*....................  $2,099,325   $1,271,948   $2,995,649   $2,392,622   $4,173,927   $3,038,890
                                               ==========   ==========   ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period........     122,793        2,882      222,664       16,682      275,632       16,721
Units issued during the period...............     107,671      137,761      134,238      236,156      225,733      300,001
Units redeemed during the period.............     (20,258)     (17,850)     (33,985)     (30,174)     (62,923)     (41,090)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Units outstanding end of period..............     210,206      122,793      322,917      222,664      438,442      275,632
                                               ==========   ==========   ==========   ==========   ==========   ==========
---------------------------------------------
*Includes undistributed net investment income
 of:                                           $   91,578   $   67,617   $   38,923   $   20,434   $  152,209   $  149,432
                                               ==========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-eight MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially ResponsibleGrowth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2001 aggregated $10,213,298.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
-------------------------------------          -------------- -----------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............   $  410,037   $  147,474
Long Term Bond Portfolio......................      682,490      208,987
Government Securities Portfolio...............      605,473      245,751
Money Market Portfolio........................    5,349,274    3,591,639
Enterprise Accumulation Trust
Equity Portfolio..............................    3,436,875    1,061,951
Small Company Value Portfolio.................    2,337,283      896,146
Managed Portfolio.............................    2,423,076    1,174,096
International Growth Portfolio................      946,573      361,410
High Yield Bond Portfolio.....................      593,891      186,218
Growth Portfolio..............................    6,214,581    2,832,706
Growth and Income Portfolio...................    2,528,731      987,237
Small Company Growth Portfolio................    1,806,543      807,484
Equity Income Portfolio.......................      688,957      234,756
Capital Appreciation Portfolio................    1,575,300      609,698
Multi-Cap Growth Portfolio....................    2,664,730    1,152,001
Balanced Portfolio............................      200,808       48,152
Worldwide Growth Portfolio....................       11,810          241
Emerging Countries Portfolio..................        7,354           54
Mid-Cap Growth Portfolio......................       11,810          143
Dreyfus
Dreyfus Stock Index Fund......................    2,666,400      591,279
Dreyfus Socially Responsible Growth Fund, Inc.      445,551      109,153
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio..........................    1,772,519      389,419
VIP II Contrafund Portfolio...................    1,597,692      485,991
VIP III Growth Opportunities Portfolio........      372,431      117,293
Janus Aspen Series Fund
Aggressive Growth Portfolio...................    2,643,717      817,786
Balanced Portfolio............................    1,286,810      406,391
Capital Appreciation Portfolio................    1,654,366      663,906
World-wide Growth Portfolio...................    2,449,246      771,373

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIEs

                           June 30, 2001 (unaudited)

                                                                     MONY Custom Estate Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     20,113      21,520     14,322    819,153
                                                             ========    ========   ========   ========
Investments at cost.......................................   $215,122    $272,482   $156,598   $819,153
                                                             ========    ========   ========   ========
Investments in respective Funds, at net asset value.......   $216,819    $274,596   $158,549   $819,153
Amount due from MONY America..............................          0           0          0          0
Amount due from respective Funds..........................          0          25         26          0
                                                             --------    --------   --------   --------
       Total assets.......................................    216,819     274,621    158,575    819,153
                                                             --------    --------   --------   --------
                       LIABILITIES
Amount due to MONY America................................        176         253        153        730
Amount due to respective Funds............................          0           0          0          0
                                                             --------    --------   --------   --------
       Total liabilities..................................        176         253        153        730
                                                             --------    --------   --------   --------
Net assets................................................   $216,643    $274,368   $158,422   $818,423
                                                             ========    ========   ========   ========
Net assets consist of:
 Contractholders' net payments............................   $200,700    $251,470   $147,483   $766,981
 Undistributed net investment income (loss)...............     20,538      27,788      9,293     51,442
 Accumulated net realized loss on investments.............     (6,292)     (7,004)      (305)         0
 Net unrealized appreciation (depreciation) of investments      1,697       2,114      1,951          0
                                                             --------    --------   --------   --------
Net assets................................................   $216,643    $274,368   $158,422   $818,423
                                                             ========    ========   ========   ========
Number of units outstanding*..............................     19,279      24,939     14,012     72,456
                                                             --------    --------   --------   --------
Net asset value per unit outstanding*.....................   $  11.24    $  11.00   $  11.31   $  11.30
                                                             ========    ========   ========   ========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------------------
           Small Company             International High Yield             Growth and  Small Company   Equity     Capital
  Equity       Value      Managed       Growth        Bond      Growth      Income       Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount   Subaccount   Subaccount Subaccount  Subaccount   Subaccount   Subaccount  Subaccount
---------- ------------- ----------  ------------- ---------- ----------  ----------  ------------- ---------- ------------
   27,146      28,180        53,366       42,512      67,986     538,578     214,216      68,830      121,028      65,618
=========    ========    ==========    =========    ========  ==========  ==========    ========     ========    ========
$ 802,162    $786,443    $1,305,689    $ 252,233    $319,767  $3,135,320  $1,319,511    $592,380     $650,992    $474,023
=========    ========    ==========    =========    ========  ==========  ==========    ========     ========    ========
$ 659,921    $810,745    $1,225,273    $ 233,390    $301,857  $2,832,923  $1,212,465    $582,300     $641,448    $406,173
        0         632         1,412          809           0       3,127       1,004         752          670         752
      232          66           116           32          29         478         146          41           67          38
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
  660,153     811,443     1,226,801      234,231     301,886   2,836,528   1,213,615     583,093      642,185     406,963
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
      754         624         1,157          615         277       2,597       1,170         502          606         378
        0         632         1,412          809           0       3,127       1,004         752          670         752
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
      754       1,256         2,569        1,424         277       5,724       2,174       1,254        1,276       1,130
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
$ 659,399    $810,187    $1,224,232    $ 232,807    $301,609  $2,830,804  $1,211,441    $581,839     $640,909    $405,833
=========    ========    ==========    =========    ========  ==========  ==========    ========     ========    ========
$ 776,015    $721,347    $1,240,824    $ 502,413    $297,769  $3,135,620  $1,278,776    $541,071     $651,419    $445,143
  124,053      85,046       408,432       85,654      26,887       8,420      (2,865)        775         (696)     12,421
  (98,428)    (20,508)     (344,608)    (336,417)     (5,137)    (10,839)     42,576      50,073         (270)     16,119
 (142,241)     24,302       (80,416)     (18,843)    (17,910)   (302,397)   (107,046)    (10,080)      (9,544)    (67,850)
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
$ 659,399    $810,187    $1,224,232    $ 232,807    $301,609  $2,830,804  $1,211,441    $581,839     $640,909    $405,833
=========    ========    ==========    =========    ========  ==========  ==========    ========     ========    ========
   69,551      59,119       117,075       25,906      29,147     281,742     111,551      37,409       61,441      34,801
---------    --------    ----------    ---------    --------  ----------  ----------    --------     --------    --------
$    9.48    $  13.70    $    10.46    $    8.99    $  10.35  $    10.05  $    10.86    $  15.55     $  10.43    $  11.66
=========    ========    ==========    =========    ========  ==========  ==========    ========     ========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                    MONY Custom Estate Master
                                                           -------------------------------------------
                                                                Enterprise
                                                            Accumulation Trust
                                                           --------------------             -
                                                                                              Dreyfus
                                                                                  Dreyfus    Socially
                                                            Muti-Cap               Stock    Responsible
                                                             Growth    Balanced    Index      Growth
                                                           Subaccount Subaccount Subaccount Subaccount
                                                           ---------- ---------- ---------- -----------
                          ASSETS
Shares held in respective Funds...........................    51,721     32,191     18,110      1,072
                                                            ========   ========   ========    =======
Investments at cost.......................................  $554,070   $162,213   $620,633    $35,995
                                                            ========   ========   ========    =======
Investments in respective Funds, at net asset value.......  $464,971   $154,839   $570,461    $31,717
Amount due from respective Funds..........................        32          6         19         22
                                                            --------   --------   --------    -------
       Total assets.......................................   465,003    154,845    570,480     31,739
                                                            --------   --------   --------    -------
                       LIABILITIES
Amount due to MONY America................................       403        132        382         46
                                                            --------   --------   --------    -------
       Total liabilities..................................       403        132        382         46
                                                            --------   --------   --------    -------
Net assets................................................  $464,600   $154,713   $570,098    $31,693
                                                            ========   ========   ========    =======
Net assets consist of:
 Contractholders' net payments............................  $629,744   $161,954   $610,883    $36,080
 Undistributed net investment income (loss)...............    (1,314)       341      8,249         20
 Accumulated net realized gain (loss) on investments......   (74,731)      (208)     1,138       (129)
 Net unrealized appreciation (depreciation) of investments   (89,099)    (7,374)   (50,172)    (4,278)
                                                            --------   --------   --------    -------
Net assets................................................  $464,600   $154,713   $570,098    $31,693
                                                            ========   ========   ========    =======
Number of units outstanding*..............................    59,561     16,234     63,340      3,918
                                                            --------   --------   --------    -------
Net asset value per unit outstanding*.....................  $   7.80   $   9.53   $   9.00    $  8.09
                                                            ========   ========   ========    =======

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONY Custom Estate Master
---------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                   Janus Aspen Series
-----------------------------------------       --------------------------------------------
                                 VIP III
   VIP             VIP II        Growth         Aggressive              Capital    Worldwide
  Growth         Contrafund   Opportunities       Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount    Subaccount       Subaccount Subaccount  Subaccount  Subaccount
  ----------       ----------     ------------- ---------- ---------- ------------ ----------
    6,701           13,768         1,771           12,428     15,202      14,561      13,558
  ========         ========       =======       =========   ========    ========    ========
 $291,072         $300,199       $28,161        $ 583,882   $357,062    $420,451    $492,498
  ========         ========       =======       =========   ========    ========    ========
 $246,344         $283,614       $28,533        $ 331,568   $352,392    $334,754    $432,758
        9               14             0               32          0          34          20
  --------         --------       -------       ---------   --------    --------    --------
  246,353          283,628        28,533          331,600    352,392     334,788     432,778
  --------         --------       -------       ---------   --------    --------    --------
      224              163            23              314        283         291         312
  --------         --------       -------       ---------   --------    --------    --------
      224              163            23              314        283         291         312
  --------         --------       -------       ---------   --------    --------    --------
 $246,129         $283,465       $28,510        $ 331,286   $352,109    $334,497    $432,466
  ========         ========       =======       =========   ========    ========    ========
 $279,083         $304,913       $34,992        $ 631,036   $350,954    $439,704    $524,512
   35,285            8,212           501           20,640      9,825       4,315      11,596
  (23,511)         (13,075)       (7,355)         (68,076)    (4,000)    (23,825)    (43,902)
  (44,728)         (16,585)          372         (252,314)    (4,670)    (85,697)    (59,740)
  --------         --------       -------       ---------   --------    --------    --------
 $246,129         $283,465       $28,510        $ 331,286   $352,109    $334,497    $432,466
  ========         ========       =======       =========   ========    ========    ========
   27,661           32,016         3,672           57,488     35,902      38,061      51,597
  --------         --------       -------       ---------   --------    --------    --------
 $   8.90         $   8.85       $  7.76        $    5.76   $   9.81    $   8.79    $   8.38
  ========         ========       =======       =========   ========    ========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                              MONY Custom Estate Master
                                                        ---------------------------------------------------------------------
                                                                                                      Enterprise Accumulation
                                                                   MONY Series Fund, Inc.                      Trust
                                                        --------------------------------------------  -----------------------
                                                        Intermediate Long Term  Government   Money               Small Company
                                                         Term Bond      Bond    Securities   Market     Equity       Value
                                                         Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                                        ------------ ---------- ---------- ---------- ---------- -------------
Dividend income........................................   $ 9,277     $ 12,405   $ 5,756    $19,659    $      0    $      0
Distribution from net realized gains...................         0            0         0          0           0           0
Mortality and expense risk charges.....................      (323)        (431)     (228)    (1,444)       (991)     (1,052)
                                                          -------     --------   -------    -------    --------    --------
Net investment income (loss)...........................     8,954       11,974     5,528     18,215        (991)     (1,052)
                                                          -------     --------   -------    -------    --------    --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..............       596        1,932       318          0     (68,537)    (22,898)
  Net change in unrealized appreciation (depreciation)
   of investments......................................    (3,373)     (11,352)   (2,565)         0      (7,873)     78,388
                                                          -------     --------   -------    -------    --------    --------
Net realized and unrealized gain (loss) on investments.    (2,777)      (9,420)   (2,247)         0     (76,410)     55,490
                                                          -------     --------   -------    -------    --------    --------
Net increase (decrease) in net assets resulting from
 operations............................................   $ 6,177     $  2,554   $ 3,281    $18,215    $(77,401)   $ 54,438
                                                          =======     ========   =======    =======    ========    ========

                      See notes to financial statements.

                                   MONY Custom Estate Master
----------------------------------------------------------------------------------------------

                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
           International High Yield            Growth and Small Company   Equity     Capital
 Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
$       0    $       0    $11,976   $       0  $       0     $     0     $      0    $      0
        0            0          0           0          0           0            0           0
   (2,012)      (1,356)      (469)     (4,120)    (1,970)       (916)      (1,058)       (640)
---------    ---------    -------   ---------  ---------     -------     --------    --------
   (2,012)      (1,356)    11,507      (4,120)    (1,970)       (916)      (1,058)       (640)
---------    ---------    -------   ---------  ---------     -------     --------    --------
 (204,206)    (342,958)    (1,707)    (72,611)     6,391      (2,520)         607      (8,322)
  138,308      162,843     (2,771)   (245,471)  (113,548)     (4,189)     (47,224)    (38,435)
---------    ---------    -------   ---------  ---------     -------     --------    --------
  (65,898)    (180,115)    (4,478)   (318,082)  (107,157)     (6,709)     (46,617)    (46,757)
---------    ---------    -------   ---------  ---------     -------     --------    --------
$ (67,910)   $(181,471)   $ 7,029   $(322,202) $(109,127)    $(7,625)    $(47,675)   $(47,397)
=========    =========    =======   =========  =========     =======     ========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                                    MONY Custom Estate Master
                                                                       ---------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                                                       ----------------------------
                                                                                                                   Dreyfus
                                                                                                       Dreyfus    Socially
                                                                        Multi-Cap                       Stock    Responsible
                                                                          Growth         Balanced       Index      Growth
                                                                        Subaccount      Subaccount    Subaccount Subaccount
                                                                          ----------       ---------- ---------- -----------
Dividend income.......................................................  $      0         $     0       $  2,366    $     3
Distribution from net realized gains..................................         0               0             65          0
Mortality and expense risk charges....................................      (718)           (240)          (646)       (43)
                                                                          --------         -------     --------    -------
Net investment income (loss)..........................................      (718)           (240)         1,785        (40)
                                                                          --------         -------     --------    -------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................................   (53,134)           (186)        (7,158)      (236)
  Net change in unrealized appreciation (depreciation) of investments.    (1,678)         (8,602)       (21,682)    (3,438)
                                                                          --------         -------     --------    -------
Net realized and unrealized loss on investments.......................   (54,812)         (8,788)       (28,840)    (3,674)
                                                                          --------         -------     --------    -------
Net increase (decrease) in net assets resulting from operations.......  $(55,530)        $(9,028)      $(27,055)   $(3,714)
                                                                          ========         =======     ========    =======

                      See notes to financial statements.

                               MONY Custom Estate Master
---------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                   Janus Aspen Series
-----------------------------------------       --------------------------------------------

                                 VIP III
   VIP             VIP II        Growth         Aggressive              Capital    Worldwide
  Growth         Contrafund   Opportunities       Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount    Subaccount       Subaccount Subaccount  Subaccount  Subaccount
----------         ----------     ------------- ---------- ---------- ------------ ----------
 $      0         $    798       $    57        $       0   $ 4,489     $  2,593    $    944
   16,394            3,195             0                0         0            0           0
     (408)            (251)          (44)            (601)     (377)        (488)       (546)
  --------         --------       -------       ---------   -------     --------    --------
   15,986            3,742            13             (601)    4,112        2,105         398
  --------         --------       -------       ---------   -------     --------    --------
  (20,313)          (8,021)       (6,221)         (45,319)   (2,125)     (23,275)    (41,535)
  (20,502)         (11,322)        3,785          (70,855)      656      (21,455)     (7,943)
  --------         --------       -------       ---------   -------     --------    --------
  (40,815)         (19,343)       (2,436)        (116,174)   (1,469)     (44,730)    (49,478)
  --------         --------       -------       ---------   -------     --------    --------
 $(24,829)        $(15,601)      $(2,423)       $(116,775)  $ 2,643     $(42,625)   $(49,080)
  ========         ========       =======       =========   =======     ========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                MONY Series Fund, Inc.
                                                     ---------------------------------------------------
                                                           Intermediate                Long Term
                                                             Term Bond                   Bond
                                                            Subaccount                Subaccount
                                                     ------------------------  ------------------------
                                                     For the six    For the    For the six    For the
                                                     months ended  year ended  months ended  year ended
                                                       June 30,   December 31,   June 30,   December 31,
                                                         2001         2000         2001         2000
                                                     ------------ ------------ ------------ ------------
                                                     (unaudited)               (unaudited)
From operations:
  Net investment income (loss)......................   $  8,954     $  8,078     $ 11,974     $ 11,265
  Net realized gain (loss) on investments...........        596       (6,320)       1,932       (6,902)
  Net change in unrealized appreciation
   (depreciation) of investments....................     (3,373)       8,287      (11,352)      20,868
                                                       --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
 operations.........................................      6,177       10,045        2,554       25,231
                                                       --------     --------     --------     --------
From unit transactions:
  Net proceeds from the issuance of units...........     65,453       69,042       66,995       93,945
  Net asset value of units redeemed or used to
   meet contract obligations........................     (6,500)     (17,826)      (6,766)     (20,887)
                                                       --------     --------     --------     --------
Net increase from unit transactions.................     58,953       51,216       60,229       73,058
                                                       --------     --------     --------     --------
Net increase in net assets..........................     65,130       61,261       62,783       98,289
Net assets beginning of period......................    151,513       90,252      211,585      113,296
                                                       --------     --------     --------     --------
Net assets end of period*...........................   $216,643     $151,513     $274,368     $211,585
                                                       ========     ========     ========     ========
Unit transactions:
Units outstanding beginning of period...............     13,970        8,951       19,459       12,005
Units issued during the period......................      5,893        6,944        6,094        9,581
Units redeemed during the period....................       (584)      (1,925)        (614)      (2,127)
                                                       --------     --------     --------     --------
Units outstanding end of period.....................     19,279       13,970       24,939       19,459
                                                       ========     ========     ========     ========
----------------------------------------------------
*Includes undistributed net investment income of:      $ 20,538     $ 11,584     $ 27,788     $ 15,814
                                                       ========     ========     ========     ========


                                                            Government
                                                            Securities
                                                            Subaccount
                                                     ------------------------
                                                     For the six    For the
                                                     months ended  year ended
                                                       June 30,   December 31,
                                                         2001         2000
                                                     ------------ ------------
                                                     (unaudited)
From operations:
  Net investment income (loss)......................   $  5,528     $  3,548
  Net realized gain (loss) on investments...........        318         (358)
  Net change in unrealized appreciation
   (depreciation) of investments....................     (2,565)       4,259
                                                       --------     --------
Net increase (decrease) in net assets resulting from
 operations.........................................      3,281        7,449
                                                       --------     --------
From unit transactions:
  Net proceeds from the issuance of units...........     56,419       58,595
  Net asset value of units redeemed or used to
   meet contract obligations........................     (7,066)     (10,185)
                                                       --------     --------
Net increase from unit transactions.................     49,353       48,410
                                                       --------     --------
Net increase in net assets..........................     52,634       55,859
Net assets beginning of period......................    105,788       49,929
                                                       --------     --------
Net assets end of period*...........................   $158,422     $105,788
                                                       ========     ========
Unit transactions:
Units outstanding beginning of period...............      9,616        4,962
Units issued during the period......................      5,027        5,630
Units redeemed during the period....................       (631)        (976)
                                                       --------     --------
Units outstanding end of period.....................     14,012        9,616
                                                       ========     ========
----------------------------------------------------
*Includes undistributed net investment income of:      $  9,293     $  3,765
                                                       ========     ========

                      See notes to financial statements.

                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
          Money                                           Small Company
         Market                    Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six  For the year For the six    For the    For the six    For the    For the six    For the
months ended    ended     months ended  year ended  months ended  year ended  months ended  year ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $  18,215   $    28,359    $   (991)   $ 113,323     $ (1,052)    $ 73,579    $   (2,012)  $  338,605
         0             0     (68,537)     (28,343)     (22,898)        (263)     (204,206)    (134,537)
         0             0      (7,873)    (145,922)      78,388      (63,235)      138,308     (177,115)
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
    18,215        28,359     (77,401)     (60,942)      54,438       10,081       (67,910)      26,953
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
   440,080     1,521,896     260,180      461,229      335,225      284,379       339,710      672,643
  (327,283)   (1,089,238)    (46,997)     (99,362)     (71,487)     (51,357)     (169,730)    (210,987)
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
   112,797       432,658     213,183      361,867      263,738      233,022       169,980      461,656
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
   131,012       461,017     135,782      300,925      318,176      243,103       102,070      488,609
   687,411       226,394     523,617      222,692      492,011      248,908     1,122,162      633,553
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
 $ 818,423   $   687,411    $659,399    $ 523,617     $810,187     $492,011    $1,224,232   $1,122,162
 =========   ===========    ========    =========     ========     ========    ==========   ==========
    62,215        21,669      47,999       19,286       39,371       20,346       101,675       58,038
    39,974       144,558      26,661       36,683       25,457       23,204        31,676       63,881
   (29,733)     (104,012)     (5,109)      (7,970)      (5,709)      (4,179)      (16,276)     (20,244)
 ---------   -----------    --------    ---------     --------     --------    ----------   ----------
    72,456        62,215      69,551       47,999       59,119       39,371       117,075      101,675
 =========   ===========    ========    =========     ========     ========    ==========   ==========
 $  51,442   $    33,227    $124,053    $ 125,044     $ 85,046     $ 86,098    $  408,432   $  410,444
 =========   ===========    ========    =========     ========     ========    ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                            MONY Custom Estate Master
                  ----------------------------------------------------------------------------
                                          Enterprise Accumulation Trust
                  ----------------------------------------------------------------------------
                    International Growth         High Yield Bond               Growth
                         Subaccount                Subaccount                Subaccount
                  ------------------------  ------------------------  ------------------------
                  For the six    For the    For the six    For the    For the six    For the
                  months ended  year ended  months ended  year ended  months ended  year ended
                    June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                      2001         2000         2001         2000         2001         2000
                  ------------ ------------ ------------ ------------ ------------ ------------
                  (unaudited)               (unaudited)               (unaudited)
From
 operations:
 Net
   investment
   income
   (loss)........  $  (1,356)   $  85,003     $ 11,507     $ 12,907    $   (4,120)  $   14,220
 Net realized
   gain (loss)
   on
   investments...   (342,958)       5,576       (1,707)      (2,889)      (72,611)      56,947
 Net change in
   unrealized
   appreciation
   (depreciation)
   of
   investments...    162,843     (208,098)      (2,771)     (14,167)     (245,471)    (193,209)
                   ---------    ---------     --------     --------    ----------   ----------
Net increase
 (decrease) in
 net assets
 resulting
 from
 operations......   (181,471)    (117,519)       7,029       (4,149)     (322,202)    (122,042)
                   ---------    ---------     --------     --------    ----------   ----------
From unit
 transactions:
 Net proceeds
   from the
   issuance of
   units.........    146,925      932,282       77,937      199,934       971,298    1,615,028
 Net asset
   value of
   units
   redeemed or
   used to
   meet
   contract
   obligations...   (657,371)     (33,141)      (6,031)     (23,785)     (196,123)    (420,591)
                   ---------    ---------     --------     --------    ----------   ----------
Net increase
 (decrease)
 from unit
 transactions....   (510,446)     899,141       71,906      176,149       775,175    1,194,437
                   ---------    ---------     --------     --------    ----------   ----------
Net increase
 (decrease) in
 net assets......   (691,917)     781,622       78,935      172,000       452,973    1,072,395
Net assets
 beginning of
 period..........    924,724      143,102      222,674       50,674     2,377,831    1,305,436
                   ---------    ---------     --------     --------    ----------   ----------
Net assets end
 of period*......  $ 232,807    $ 924,724     $301,609     $222,674    $2,830,804   $2,377,831
                   =========    =========     ========     ========    ==========   ==========
Unit
 transactions:
Units
 outstanding
 beginning of
 period..........     81,241       10,372       22,259        4,921       207,436      104,634
Units issued
 during the
 period..........     14,717       73,623        7,451       19,559        93,791      138,555
Units redeemed
 during the
 period..........    (70,052)      (2,754)        (563)      (2,221)      (19,485)     (35,753)
                   ---------    ---------     --------     --------    ----------   ----------
Units
 outstanding
 end of period...     25,906       81,241       29,147       22,259       281,742      207,436
                   =========    =========     ========     ========    ==========   ==========
-             ---
*  Includes
   undistributed
   net
   investment
   income
   (loss) of:      $  85,654    $  87,010     $ 26,887     $ 15,380    $    8,420   $   12,540
                   =========    =========     ========     ========    ==========   ==========

                      See notes to financial statements.

                                                    MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------------------------------
                                                  Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------------------------
    Growth and Income       Small Company Growth          Equity Income         Capital Appreciation        Multi-Cap Growth
       Subaccount                Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
For the six    For the    For the six    For the    For the six    For the    For the six    For the    For the six    For the
months ended  year ended  months ended  year ended  months ended  year ended  months ended  year ended  months ended  year ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)               (unaudited)
 $   (1,970)  $     (338)   $   (916)    $  1,922     $ (1,058)    $    539     $   (640)    $ 13,253     $   (718)   $    (588)
      6,391       23,352      (2,520)      49,982          607       (1,533)      (8,322)      22,099      (53,134)     (21,632)
   (113,548)     (15,642)     (4,189)     (54,916)     (47,224)      37,495      (38,435)     (71,106)      (1,678)     (92,270)
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
   (109,127)       7,372      (7,625)      (3,012)     (47,675)      36,501      (47,397)     (35,754)     (55,530)    (114,490)
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
    346,950      710,182     122,856      380,985      135,057      224,800      137,697      246,195      214,397      471,331
    (38,561)    (143,383)    (37,709)     (76,917)     (31,175)     (61,854)     (25,625)     (36,448)     (64,604)     (30,209)
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
    308,389      566,799      85,147      304,068      103,882      162,946      112,072      209,747      149,793      441,122
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
    199,262      574,171      77,522      301,056       56,207      199,447       64,675      173,993       94,263      326,632
  1,012,179      438,008     504,317      203,261      584,702      385,255      341,158      167,165      370,337       43,705
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
 $1,211,441   $1,012,179    $581,839     $504,317     $640,909     $584,702     $405,833     $341,158     $464,600    $ 370,337
 ==========   ==========    ========     ========     ========     ========     ========     ========     ========    =========
     84,930       36,957      31,839       13,029       52,118       36,431       25,495       10,726       41,974        3,425
     30,095       60,059       8,232       24,053       12,325       21,599       11,458       17,314       26,331       41,295
     (3,474)     (12,086)     (2,662)      (5,243)      (3,002)      (5,912)      (2,152)      (2,545)      (8,744)      (2,746)
 ----------   ----------    --------     --------     --------     --------     --------     --------     --------    ---------
    111,551       84,930      37,409       31,839       61,441       52,118       34,801       25,495       59,561       41,974
 ==========   ==========    ========     ========     ========     ========     ========     ========     ========    =========

 $   (2,865)  $     (895)   $    775     $  1,691     $   (696)    $    362     $ 12,421     $ 13,061     $ (1,314)   $    (596)
 ==========   ==========    ========     ========     ========     ========     ========     ========     ========    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                            M
                                           ----------------------------------
                                           Enterprise Accumulation Trust
                                           -----------------------------

                                                      Balanced
                                                     Subaccount
                                           -----------------------------
                                           For the six       For the period
                                           months ended       May 4, 2000**
                                             June 30,            through
                                               2001         December 31, 2000
                                           ------------     -----------------
                                           (unaudited)
From operations:
  Net investment income (loss)............   $   (240)          $    581
  Net realized gain (loss) on investments.       (186)               (22)
  Net change in unrealized
   appreciation (depreciation) of
   investments............................     (8,602)             1,228
                                             --------           --------
Net increase (decrease) in net assets
 resulting from operations................     (9,028)             1,787
                                             --------           --------
From unit transactions:
  Net proceeds from the issuance of units.     36,871            135,008
  Net asset value of units redeemed or
   used to meet contract obligations......     (5,278)            (4,647)
                                             --------           --------
Net increase from unit transactions.......     31,593            130,361
                                             --------           --------
Net increase (decrease) in net assets.....     22,565            132,148
Net assets beginning of period............    132,148                  0
                                             --------           --------
Net assets end of period*.................   $154,713           $132,148
                                             ========           ========
Unit transactions:
Units outstanding beginning of period.....     12,953                  0
Units issued during the period............      3,823             13,418
Units redeemed during the period..........       (542)              (465)
                                             --------           --------
Units outstanding end of period...........     16,234             12,953
                                             ========           ========
-----------------------------------------
*Includes undistributed net
 investment income of:                       $    341           $    581
                                             ========           ========
**Commencement of operations





                                              Dreyfus Stock Index    Dreyfus Socially Responsible Growth
                                                  Subaccount                     Subaccount
                                           ------------------------  ----------------------------------
                                           For the six    For the    For the six        For the period
                                           months ended  year ended  months ended      January 7, 2000**
                                             June 30,   December 31,   June 30,             through
                                               2001         2000         2001          December 31, 2000
                                           ------------ ------------     ------------        -----------------
                                           (unaudited)               (unaudited)
From operations:
  Net investment income (loss)............   $  1,785    $   6,158     $   (40)             $    60
  Net realized gain (loss) on investments.     (7,158)       8,269        (236)                 107
  Net change in unrealized
   appreciation (depreciation) of
   investments............................    (21,682)     (29,727)     (3,438)                (840)
                                             --------    ---------       -------             -------
Net increase (decrease) in net assets
 resulting from operations................    (27,055)     (15,300)     (3,714)                (673)
                                             --------    ---------       -------             -------
From unit transactions:
  Net proceeds from the issuance of units.    307,328      427,677      21,868               17,935
  Net asset value of units redeemed or
   used to meet contract obligations......    (13,909)    (157,747)     (1,406)              (2,317)
                                             --------    ---------       -------             -------
Net increase from unit transactions.......    293,419      269,930      20,462               15,618
                                             --------    ---------       -------             -------
Net increase (decrease) in net assets.....    266,364      254,630      16,748               14,945
Net assets beginning of period............    303,734       49,104      14,945                    0
                                             --------    ---------       -------             -------
Net assets end of period*.................   $570,098    $ 303,734     $31,693              $14,945
                                             ========    =========       =======             =======
Unit transactions:
Units outstanding beginning of period.....     31,383        4,587       1,584                    0
Units issued during the period............     33,560       41,292       2,497                1,804
Units redeemed during the period..........     (1,603)     (14,496)       (163)                (220)
                                             --------    ---------       -------             -------
Units outstanding end of period...........     63,340       31,383       3,918                1,584
                                             ========    =========       =======             =======
-----------------------------------------
*Includes undistributed net
 investment income of:                       $  8,249    $   6,464     $    20              $    60
                                             ========    =========       =======             =======
**Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
----------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Funds
---------------------------------------------------------------------------------
                                                               VIP III
           VIP                     VIP II                       Growth
         Growth                  Contrafund                 Opportunities
       Subaccount                Subaccount                   Subaccount
------------------------  ------------------------  -----------------------------
For the six    For the    For the six    For the    For the six   For the period
months ended  year ended  months ended  year ended  months ended January 7, 2000**
  June 30,   December 31,   June 30,   December 31,   June 30,        through
    2001         2000         2001         2000         2001     December 31, 2000
------------ ------------ ------------ ------------ ------------ -----------------
(unaudited)               (unaudited)               (unaudited)
  $ 15,986    $  19,299     $  3,742     $  4,472     $    13         $   488
   (20,313)      (3,198)      (8,021)      (5,051)     (6,221)         (1,134)

   (20,502)     (24,389)     (11,322)      (5,913)      3,785          (3,413)
  --------    ---------     --------     --------     -------         -------
   (24,829)      (8,288)     (15,601)      (6,492)     (2,423)         (4,059)
  --------    ---------     --------     --------     -------         -------
   119,042      326,830      186,746      126,806      14,044          34,723
   (37,961)    (138,678)       2,598      (21,990)     (6,737)         (7,038)
  --------    ---------     --------     --------     -------         -------
    81,081      188,152      189,344      104,816       7,307          27,685
  --------    ---------     --------     --------     -------         -------
    56,252      179,864      173,743       98,324       4,884          23,626
   189,877       10,013      109,722       11,398      23,626               0
  --------    ---------     --------     --------     -------         -------
  $246,129    $ 189,877     $283,465     $109,722     $28,510         $23,626
  ========    =========     ========     ========     =======         =======
    19,242          899       11,133        1,075       2,771               0
    12,492       29,616       20,679       12,265       1,788           3,514
    (4,073)     (11,273)         204       (2,207)       (887)           (743)
  --------    ---------     --------     --------     -------         -------
    27,661       19,242       32,016       11,133       3,672           2,771
  ========    =========     ========     ========     =======         =======

  $ 35,285    $  19,299     $  8,212     $  4,470     $   501         $   488
  ========    =========     ========     ========     =======         =======


                Janus Aspen Series
--------------------------------------------------

       Aggressive
         Growth                   Balanced
       Subaccount                Subaccount
------------------------  ------------------------
For the six  For the year For the six    For the
months ended    ended     months ended  year ended
  June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000
------------ ------------ ------------ ------------
(unaudited)               (unaudited)
 $    (601)   $  21,242     $  4,112     $  5,581
   (45,319)     (22,761)      (2,125)      (1,875)

   (70,855)    (181,884)         656       (5,708)
 ---------    ---------     --------     --------
  (116,775)    (183,403)       2,643       (2,002)
 ---------    ---------     --------     --------
   111,381      579,283      271,875       83,353
   (34,412)     (35,432)       2,745      (19,244)
 ---------    ---------     --------     --------
    76,969      543,851      274,620       64,109
 ---------    ---------     --------     --------
   (39,806)     360,448      277,263       62,107
   371,092       10,644       74,846       12,739
 ---------    ---------     --------     --------
 $ 331,286    $ 371,092     $352,109     $ 74,846
 =========    =========     ========     ========
    47,236          920        7,358        1,220
    16,414       49,675       28,292        8,015
    (6,162)      (3,359)         252       (1,877)
 ---------    ---------     --------     --------
    57,488       47,236       35,902        7,358
 =========    =========     ========     ========

 $  20,640    $  21,241     $  9,825     $  5,713
 =========    =========     ========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                       MONY Custom Estate Master
                                                                          --------------------------------------------------
                                                                                          Janus Aspen Series
                                                                          --------------------------------------------------
                                                                                   Capital                  Worldwide
                                                                                Appreciation                 Growth
                                                                                 Subaccount                Subaccount
                                                                          ------------------------  ------------------------
                                                                          For the six    For the    For the six    For the
                                                                          months ended  year ended  months ended  year ended
                                                                            June 30,   December 31,   June 30,   December 31,
                                                                              2001         2000         2001         2000
                                                                          ------------ ------------ ------------ ------------
                                                                          (unaudited)               (unaudited)
From operations:
  Net investment income..................................................   $  2,105     $  2,209     $    398     $ 11,201
  Net realized loss on investments.......................................    (23,275)        (551)     (41,535)      (2,376)
  Net change in unrealized depreciation of investments...................    (21,455)     (64,501)      (7,943)     (53,444)
                                                                            --------     --------     --------     --------
Net decrease in net assets resulting from operations.....................    (42,625)     (62,843)     (49,080)     (44,619)
                                                                            --------     --------     --------     --------
From unit transactions:
  Net proceeds from the issuance of units................................    125,653      348,278      250,848      328,211
  Net asset value of units redeemed or used to meet contract obligations.    (16,058)     (19,220)     (43,223)     (22,457)
                                                                            --------     --------     --------     --------
Net increase from unit transactions......................................    109,595      329,058      207,625      305,754
                                                                            --------     --------     --------     --------
Net increase in net assets...............................................     66,970      266,215      158,545      261,135
Net assets beginning of period...........................................    267,527        1,312      273,921       12,786
                                                                            --------     --------     --------     --------
Net assets end of period*................................................   $334,497     $267,527     $432,466     $273,921
                                                                            ========     ========     ========     ========
Unit transactions:
Units outstanding beginning of period....................................     26,280          105       28,219        1,107
Units issued during the period...........................................     13,530       27,786       28,392       29,104
Units redeemed during the period.........................................     (1,749)      (1,611)      (5,014)      (1,992)
                                                                            --------     --------     --------     --------
Units outstanding end of period..........................................     38,061       26,280       51,597       28,219
                                                                            ========     ========     ========     ========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                           $  4,315     $  2,210     $ 11,596     $ 11,198
                                                                            ========     ========     ========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the six months ended June 30, 2001 aggregated $508,730.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
MONY Custom Estate Master Subaccounts          Reinvestments)  Redeemed
-------------------------------------          -------------- -----------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............   $   88,067    $ 29,282
Long Term Bond Portfolio......................       89,033      29,035
Government Securities Portfolio...............       61,101      11,862
Money Market Portfolio........................      503,913     391,918

Enterprise Accumulation Trust
Equity Portfolio..............................      302,486      89,839
Small Company Value Portfolio.................      457,663     194,482
Managed Portfolio.............................      565,771     396,907
International Growth Portfolio................      287,471     798,810
High Yield Bond Portfolio.....................       90,114      18,457
Growth Portfolio..............................    1,175,612     402,745
Growth and Income Portfolio...................      504,806     197,495
Small Company Growth Portfolio................      136,047      51,419
Equity Income Portfolio.......................      156,272      52,984
Capital Appreciation Portfolio................      145,106      33,378
Multi-Cap Growth Portfolio....................      241,801      92,403
Balanced Portfolio............................       37,018       5,556

Dreyfus Stock Index Fund......................      349,152      56,056
Dreyfus Socially Responsible Growth Fund, Inc.       28,166       1,426

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4. Investment transactions: (continued)

                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONY Custom Estate Master Subaccounts     Reinvestments)  Redeemed
      -------------------------------------     ----------     --------

      FidelityVariable Insurance Products Funds
      VIP Growth Portfolio.....................   $  146,723    $ 65,859
      VIP II Contrafund Portfolio..............      229,265      40,037
      VIP III Growth Opportunities Portfolio...       76,513      42,749

      Janus Aspen Series
      Aggressive Growth Portfolio..............      112,344      35,744
      Balanced Portfolio.......................      286,416      11,901
      Capital Appreciation Portfolio...........      166,547      57,218
      Worldwide Growth Portfolio...............      294,979      87,644

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                                  Strategist
                                                     --------------------------------------------------------------------
                                                                            MONY Series Fund, Inc.
                                                     --------------------------------------------------------------------
                                                       Equity     Equity   Intermediate Long Term                Money
                                                       Growth     Income    Term Bond      Bond    Diversified   Market
                                                     Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                     ---------- ---------- ------------ ---------- ----------- ----------
                       ASSETS
Shares held in respective Funds.....................     3,667      2,613        703        1,181      8,176     46,986
                                                      ========   ========    =======     ========   ========    =======
Investments at cost.................................  $ 92,531   $ 54,866    $ 7,453     $ 14,089   $129,139    $46,986
                                                      ========   ========    =======     ========   ========    =======
Investments in respective Funds, at net asset value.  $ 63,663   $ 44,661    $ 7,577     $ 15,076   $ 94,841    $46,986
Amount due from MONY................................       122         91          0            0          0         20
Amount due from respective Funds....................       139        100          0            0          0         19
                                                      --------   --------    -------     --------   --------    -------
       Total assets.................................    63,924     44,852      7,577       15,076     94,841     47,025
                                                      --------   --------    -------     --------   --------    -------
                    LIABILITIES
Amount due to MONY..................................       244        168         11           23        147         84
Amount due to respective Funds......................       122         91          0            0          0         20
                                                      --------   --------    -------     --------   --------    -------
       Total liabilities............................       366        259         11           23        147        104
                                                      --------   --------    -------     --------   --------    -------
Net assets..........................................  $ 63,558   $ 44,593    $ 7,566     $ 15,053   $ 94,694    $46,921
                                                      ========   ========    =======     ========   ========    =======
Net assets consist of:
 Contractholders' net payments......................  $(26,065)  $  6,648    $(4,315)    $(21,351)  $ 19,206    $17,472
 Undistributed net investment income................    99,843     40,623     10,552       29,871     98,818     29,449
 Accumulated net realized gain (loss) on investments    18,648      7,527      1,205        5,546     10,968          0
 Net unrealized appreciation (depreciation) of
   investments......................................   (28,868)   (10,205)       124          987    (34,298)         0
                                                      --------   --------    -------     --------   --------    -------
Net assets..........................................  $ 63,558   $ 44,593    $ 7,566     $ 15,053   $ 94,694    $46,921
                                                      ========   ========    =======     ========   ========    =======
Number of units outstanding*........................     1,081        848        300          495      2,129      2,313
                                                      ========   ========    =======     ========   ========    =======
Net asset value per unit outstanding*...............  $  58.78   $  52.56    $ 25.24     $  30.43   $  44.48    $ 20.29
                                                      ========   ========    =======     ========   ========    =======

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONYEquity Master
--------------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                         Enterprise Accumulation Trust
--------------------------------------------- ----------------------------------------------------
Government Intermediate Long Term    Money                 Small Company              International
Securities  Term Bond      Bond      Market     Equity         Value      Managed        Growth
Subaccount  Subaccount  Subaccount Subaccount Subaccount    Subaccount   Subaccount    Subaccount
---------- ------------ ---------- ---------- -----------  ------------- -----------  -------------
   17,309      8,932       20,432    403,583      266,848      151,548       383,453      219,796
 ========    =======     ========   ========  ===========   ==========   ===========   ==========
 $187,854    $95,183     $253,562   $403,583  $ 9,337,461   $4,401,263   $11,307,051   $1,665,939
 ========    =======     ========   ========  ===========   ==========   ===========   ==========
 $191,609    $96,286     $260,717   $403,583  $ 6,487,069   $4,360,031   $ 8,804,084   $1,206,679
        0          0          187          0        2,137          338         7,327           55
       25         10           15         28          732          501           981           68
 --------    -------     --------   --------  -----------   ----------   -----------   ----------
  191,634     96,296      260,919    403,611    6,489,938    4,360,870     8,812,392    1,206,802
 --------    -------     --------   --------  -----------   ----------   -----------   ----------
      377        187          493        776       12,703        8,207        17,393        2,400
        0          0          187          0        2,137          338         7,327           55
 --------    -------     --------   --------  -----------   ----------   -----------   ----------
      377        187          680        776       14,840        8,545        24,720        2,455
 --------    -------     --------   --------  -----------   ----------   -----------   ----------
 $191,257    $96,109     $260,239   $402,835  $ 6,475,098   $4,352,325   $ 8,787,672   $1,204,347
 ========    =======     ========   ========  ===========   ==========   ===========   ==========
 $172,084    $86,636     $232,534   $344,483  $ 7,014,676   $3,461,207   $ 8,284,561   $1,415,414
   16,874      9,245       33,779     58,352    2,485,242      861,744     4,492,378      165,356
   (1,456)      (875)     (13,229)         0     (174,428)      70,606    (1,486,300)      82,837
    3,755      1,103        7,155          0   (2,850,392)     (41,232)   (2,502,967)    (459,260)
 --------    -------     --------   --------  -----------   ----------   -----------   ----------
 $191,257    $96,109     $260,239   $402,835  $ 6,475,098   $4,352,325   $ 8,787,672   $1,204,347
 ========    =======     ========   ========  ===========   ==========   ===========   ==========
   15,255      7,648       20,048     32,755      502,337      195,837       604,272      110,226
 ========    =======     ========   ========  ===========   ==========   ===========   ==========
 $  12.54    $ 12.57     $  12.98   $  12.30  $     12.89   $    22.22   $     14.54   $    10.93
 ========    =======     ========   ========  ===========   ==========   ===========   ==========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)


                                                                     MONYEquity Master
                                     --------------------------------------------------------------------------------
                                                               Enterprise Accumulation Trust
                                     --------------------------------------------------------------------------------

                                     High Yield            Growth and   Capital                             Multi-Cap
                                        Bond      Growth     Income   Appreciation  Balanced  Equity Income   Growth
                                     Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount   Subaccount
                                     ---------- ---------- ---------- ------------ ---------- ------------- ----------
               ASSETS
Shares held in respective Funds.....   125,780     40,705     97,060      13,868        531         564          127
                                      ========   ========   ========    ========     ======      ======       ======
Investments at cost.................  $612,650   $242,590   $612,680    $101,639     $2,596      $3,050       $1,221
                                      ========   ========   ========    ========     ======      ======       ======
Investments in respective Funds,
  at net asset value................  $558,463   $214,108   $549,357    $ 85,845     $2,555      $2,988       $1,146
Amount due from MONY................        56          0          0           0          0           0            0
Amount due from respective
  Funds.............................       155         53         30          11          0           0            0
                                      --------   --------   --------    --------     ------      ------       ------
       Total assets.................   558,674    214,161    549,387      85,856      2,555       2,988        1,146
                                      --------   --------   --------    --------     ------      ------       ------
            LIABILITIES
Amount due to MONY..................     1,196        442      1,094         170          3           0            1
Amount due to respective Funds......        56          0          0           0          0           0            0
                                      --------   --------   --------    --------     ------      ------       ------
       Total liabilities............     1,252        442      1,094         170          3           0            1
                                      --------   --------   --------    --------     ------      ------       ------
Net assets..........................  $557,422   $213,719   $548,293    $ 85,686     $2,552      $2,988       $1,145
                                      ========   ========   ========    ========     ======      ======       ======
Net assets consist of:
 Contractholders' net payments......  $537,143   $283,666   $618,217    $102,161     $2,596      $3,050       $1,221
 Undistributed net investment income
   (loss)...........................   116,976      3,805     (3,235)      2,966         (3)          0           (1)
 Accumulated net realized loss on
   investments......................   (42,510)   (45,270)    (3,366)     (3,647)         0           0            0
 Net unrealized appreciation
   (depreciation) of investments....   (54,187)   (28,482)   (63,323)    (15,794)       (41)        (62)         (75)
                                      --------   --------   --------    --------     ------      ------       ------
Net assets..........................  $557,422   $213,719   $548,293    $ 85,686     $2,552      $2,988       $1,145
                                      ========   ========   ========    ========     ======      ======       ======
Number of units outstanding*........    46,218     25,050     61,108      10,653        260         305          122
                                      ========   ========   ========    ========     ======      ======       ======
Net asset value per unit
  outstanding*......................  $  12.06   $   8.53   $   8.97    $   8.04     $ 9.80      $ 9.80       $ 9.38
                                      ========   ========   ========    ========     ======      ======       ======

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                        MONYEquity Master
----------------------------------------------------------------            --------------------------------------------
                            Fidelity Variable Insurance Products Funds                   Janus Aspen Series
                            -----------------------------------------       --------------------------------------------
                  Dreyfus
 Dreyfus         Socially                                    VIP III
  Stock         Responsible    VIP              VIP II        Growth        Aggressive              Capital    Worldwide
  Index           Growth      Growth          Contrafund   Opportunties       Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount  Subaccount        Subaccount    Subaccount      Subaccount Subaccount  Subaccount  Subaccount
----------      -----------   ----------        ----------     ------------ ---------- ---------- ------------ ----------
    4,226              6        5,319             4,649          108             10         601       10,754       7,084
 ========          =====      ========          ========       ======         =====     =======     ========    ========
 $147,636          $ 181     $239,716          $108,358       $1,786          $ 256     $14,147     $316,591    $278,920
 ========          =====      ========          ========       ======         =====     =======     ========    ========
 $133,108          $ 181     $195,519          $ 95,762       $1,738          $ 262     $13,933     $247,230    $226,106
       17              2           25                25            2              2           0           91         172
       12              0           64                28            0              0           0            0           0
 --------          -----      --------          --------       ------         -----     -------     --------    --------
  133,137            183      195,608            95,815        1,740            264      13,933      247,321     226,278
 --------          -----      --------          --------       ------         -----     -------     --------    --------
      240              0          418               189            0              0           4          442         416
       17              2           25                25            2              2           0           91         172
 --------          -----      --------          --------       ------         -----     -------     --------    --------
      257              2          443               214            2              2           4          533         588
 --------          -----      --------          --------       ------         -----     -------     --------    --------
 $132,880          $ 181     $195,165          $ 95,601       $1,738          $ 262     $13,929     $246,788    $225,690
 ========          =====      ========          ========       ======         =====     =======     ========    ========
 $149,742          $ 181     $239,207          $108,479       $1,786          $ 256     $13,993     $320,772    $294,317
    1,937              0       11,024             2,149            0              0         174        2,589       7,860
   (4,271)             0      (10,869)           (2,431)           0              0         (24)      (7,212)    (23,673)
  (14,528)             0      (44,197)          (12,596)         (48)             6        (214)     (69,361)    (52,814)
 --------          -----      --------          --------       ------         -----     -------     --------    --------
 $132,880          $ 181     $195,165          $ 95,601       $1,738          $ 262     $13,929     $246,788    $225,690
 ========          =====      ========          ========       ======         =====     =======     ========    ========
   15,660             19       23,587            11,300          175             27       1,399       34,434      32,573
 ========          =====      ========          ========       ======         =====     =======     ========    ========
 $   8.49          $9.54     $   8.27          $   8.46       $ 9.93          $9.79     $  9.95     $   7.17    $   6.93
 ========          =====      ========          ========       ======         =====     =======     ========    ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)


                                                                                   Stategist
                                                      -------------------------------------------------------------------
                                                                             MONY Series Fund Inc.
                                                      -------------------------------------------------------------------
                                                        Equity     Equity   Intermediate Long Term                Money
                                                        Growth     Income    Term Bond      Bond    Diversified   Market
                                                      Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                      ---------- ---------- ------------ ---------- ----------- ----------
Dividend income......................................  $      0   $   745      $ 404       $ 800     $  1,084      $740
Distribution from net realized gains.................    39,675     4,339          0           0       25,206         0
Mortality and expense risk charges...................      (251)     (135)       (22)        (46)        (302)      (97)
                                                       --------   -------      -----       -----     --------      ----
Net investment income................................    39,514     4,949        382         754       25,988       643
                                                       --------   -------      -----       -----     --------      ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............   (30,903)   (1,402)        10          46           98         0
 Net change in unrealized depreciation of investments   (21,351)   (6,968)      (133)       (640)     (38,787)        0
                                                       --------   -------      -----       -----     --------      ----
Net realized and unrealized loss on
  investments........................................   (52,254)   (8,370)      (123)       (594)     (38,689)        0
                                                       --------   -------      -----       -----     --------      ----
Net increase (decrease) in net assets resulting from
  operations.........................................  $(12,740)  $(3,421)     $ 259       $ 160     $(12,701)     $643
                                                       ========   =======      =====       =====     ========      ====


                      See notes to financial statements.

                                     MONY

                              Variable Account L

                     STATEMENT OF OPERATIONS  (continued)

              For the six months ended June 30, 2001 (unaudited)


                                                                               MONYEquity Master
                                                     ---------------------------------------------------------------------
                                                                                                   Enterprise Accumulation
                                                                MONY Series Fund, Inc.                      Trust
                                                     --------------------------------------------  -----------------------
                                                     Government Intermediate Long Term    Money               Small Company
                                                     Securities  Term Bond      Bond      Market     Equity       Value
                                                     Subaccount  Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                                     ---------- ------------ ---------- ---------- ---------- -------------
Dividend income.....................................  $ 8,580     $ 4,906     $ 13,289   $ 9,221   $       0    $      0
Distribution from net realized gains................        0           0            0         0           0           0
Mortality and expense risk charges..................     (681)       (343)        (949)   (1,454)    (24,455)    (14,996)
                                                      -------     -------     --------   -------   ---------    --------
Net investment income (loss)........................    7,899       4,563       12,340     7,767     (24,455)    (14,996)
                                                      -------     -------     --------   -------   ---------    --------
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on
   investments......................................      575          88        1,204         0    (250,468)    (35,753)
 Net change in unrealized appreciation
   (depreciation) of investments....................   (3,966)     (1,632)     (11,304)        0    (661,560)    415,763
                                                      -------     -------     --------   -------   ---------    --------
Net realized and unrealized gain (loss) on
  investments.......................................   (3,391)     (1,544)     (10,100)        0    (912,028)    380,010
                                                      -------     -------     --------   -------   ---------    --------
Net increase (decrease) in net assets resulting from
  operations........................................  $ 4,508     $ 3,019     $  2,240   $ 7,767   $(936,483)   $365,014
                                                      =======     =======     ========   =======   =========    ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)


                                                                                 MONYEquity Master
                                                         ----------------------------------------------------------------

                                                                           Enterprise Accumulation Trust
                                                         ----------------------------------------------------------------
                                                                      International  High Yield                Growth and
                                                           Managed       Growth         Bond        Growth       Income
                                                          Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                                                         ------------ ------------- ------------ ------------ ------------
                                                         For the six   For the six  For the six  For the six  For the six
                                                         months ended months ended  months ended months ended months ended
                                                           June 30,     June 30,      June 30,     June 30,     June 30,
                                                             2001         2001          2001         2001         2001
                                                         ------------ ------------- ------------ ------------ ------------
Dividend income.........................................  $       0     $       0     $24,632      $      0     $      0
Distribution from net realized gains....................          0             0           0             0            0
Mortality and expense risk charges......................    (32,723)       (4,783)     (2,067)         (763)      (2,138)
                                                          ---------     ---------     -------      --------     --------
Net investment income (loss)............................    (32,723)       (4,783)     22,565          (763)      (2,138)
                                                          ---------     ---------     -------      --------     --------
Realized and unrealized gain (loss) on investments:
 Net realized loss on investments.......................   (618,400)      (24,773)     (8,568)       (1,226)      (3,169)
 Net change in unrealized appreciation (depreciation) of
   investments..........................................    164,678      (277,376)      1,676       (24,594)     (48,603)
                                                          ---------     ---------     -------      --------     --------
Net realized and unrealized loss on investments.........   (453,722)     (302,149)     (6,892)      (25,820)     (51,772)
                                                          ---------     ---------     -------      --------     --------
Net increase (decrease) in net assets resulting from
  operations............................................  $(486,445)    $(306,932)    $15,673      $(26,583)    $(53,910)
                                                          =========     =========     =======      ========     ========

--------
** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                                                                       Fidelity Variable Insuance
              Enterprise Accumulation Trust                                                  Products Funds
---------------------------------------------------------                              -------------------------
                                                                           Dreyfus
                                                                           Socially
  Capital                                     Multi-Cap      Dreyfus     Responsible                    VIP II
Appreciation    Balanced     Equity Income      Growth     Stock Index      Growth      VIP Growth    Contrafund
 Subaccount    Subaccount     Subaccount      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
------------ -------------- --------------- -------------- ------------ --------------   ------------ -----------
For the six  For the period For the period  For the period For the six  For the period For the six   For the six
months ended May 4, 2001**  June 19, 2001** May 18, 2001** months ended May 15, 2001** months ended  months ended
  June 30,      through         through        through       June 30,      through       June 30,      June 30,
    2001     June 30, 2001   June 30, 2001  June 30, 2001      2001     June 30, 2001      2001          2001
------------ -------------- --------------- -------------- ------------ --------------   ------------ -----------
  $      0        $  0           $  0            $  0        $   649          $0         $      0      $    543
         0           0              0               0             22           0           12,260         2,172
      (315)         (3)             0              (1)          (441)          0             (694)         (311)
  --------        ----           ----            ----        -------          --         --------      --------
      (315)         (3)             0              (1)           230           0           11,566         2,404
  --------        ----           ----            ----        -------          --         --------      --------
    (3,402)          0              0               0         (3,732)          0          (11,166)       (2,312)
    (8,204)        (41)           (62)            (75)        (5,072)          0          (19,135)       (8,845)
  --------        ----           ----            ----        -------          --         --------      --------
   (11,606)        (41)           (62)            (75)        (8,804)          0          (30,301)      (11,157)
  --------        ----           ----            ----        -------          --         --------      --------
  $(11,921)       $(44)          $(62)           $(76)       $(8,574)         $0         $(18,735)     $ (8,753)
  ========        ====           ====            ====        =======          ==         ========      ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                                  MONYEquity Master
                                                       ----------------------------------------------------------------------
                                                                                 Janus Aspen Series
                                                       ----------------------------------------------------------------------
                                                          VIP III
                                                           Growth       Aggressive                     Capital     Worldwide
                                                        Opportunties      Growth        Balanced     Appreciation    Growth
                                                         Subaccount     Subaccount     Subaccount     Subaccount   Subaccount
                                                       -------------- -------------- --------------- ------------ ------------
                                                       For the period For the period For the period  For the six  For the six
                                                       May 15, 2001** May 15, 2001** June 13, 2001** months ended months ended
                                                          through        through         through       June 30,     June 30,
                                                       June 30, 2001  June 30, 2001   June 30, 2001      2001         2001
                                                       -------------- -------------- --------------- ------------ ------------
Dividend income.......................................      $  0            $0            $ 178        $  1,920     $    494
Distribution from net realized gains..................         0             0                0               0            0
Mortality and expense risk charges....................         0             0               (4)           (883)        (821)
                                                            ----            --            -----        --------     --------
Net investment income (loss)..........................         0             0              174           1,037         (327)
                                                            ----            --            -----        --------     --------
Realized and unrealized gain (loss) on investments:
 Net realized loss on investments.....................         0             0              (24)         (6,258)     (20,912)
 Net change in unrealized appreciation (depreciation)
   of investments.....................................       (48)            6             (214)        (29,444)     (10,995)
                                                            ----            --            -----        --------     --------
Net realized and unrealized gain (loss) on investments       (48)            6             (238)        (35,702)     (31,907)
                                                            ----            --            -----        --------     --------
Net increase (decrease) in net assets resulting from
  operations..........................................      $(48)           $6            $ (64)       $(34,665)    $(32,234)
                                                            ====            ==            =====        ========     ========

--------
** Commencement of Operations.

                      See notes to financial statements.

                     (This page intentionally left blank)

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Strategist
                                                     ---------------------------------------------------
                                                                                MONY Series Fund, Inc.
                                                     ---------------------------------------------------
                                                           Equity Growth             Equity Income
                                                            Subaccount                Subaccount
                                                     ------------------------  ------------------------
                                                     For the six  For the year For the six  For the year
                                                     months ended    ended     months ended    ended
                                                       June 30,   December 31,   June 30,   December 31,
                                                         2001         2000         2001         2000
                                                     ------------ ------------ ------------ ------------
                                                     (unaudited)               (unaudited)
From operations:
  Net Investment income.............................   $ 39,514     $ 25,674     $ 4,949      $  7,622
  Net realized gain (loss) on investments...........    (30,903)       7,207      (1,402)       (4,520)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (21,351)     (42,699)     (6,968)         (787)
                                                       --------     --------     -------      --------
Net increase (decrease) in net assets resulting from
 operations.........................................    (12,740)      (9,818)     (3,421)        2,315
                                                       --------     --------     -------      --------
From unit transactions:
  Net proceeds from the issuance of units...........      5,472        9,102       4,665         8,068
  Net asset value of units redeemed or used to
   meet contract obligations........................    (30,682)     (19,117)     (2,888)      (13,604)
                                                       --------     --------     -------      --------
Net decrease from unit transactions.................    (25,210)     (10,015)      1,777        (5,536)
                                                       --------     --------     -------      --------
Net increase (decrease) in net assets...............    (37,950)     (19,833)     (1,644)       (3,221)
Net assets beginning of period......................    101,508      121,341      46,237        49,458
                                                       --------     --------     -------      --------
Net assets end of period*...........................   $ 63,558     $101,508     $44,593      $ 46,237
                                                       ========     ========     =======      ========
Unit transactions:
Units outstanding beginning of period...............      1,498        1,629         815           919
Units issued during the period......................         88          126          88           157
Units redeemed during the period....................       (505)        (257)        (55)         (261)
                                                       --------     --------     -------      --------
Units outstanding end of period.....................      1,081        1,498         848           815
                                                       ========     ========     =======      ========
----------------------------------------------------
*Includes undistributed net investment income of:      $ 99,843     $ 60,329     $40,623      $ 35,674
                                                       ========     ========     =======      ========




                                                      Intermediate Term Bond
                                                            Subaccount
                                                     ------------------------
                                                     For the six  For the year
                                                     months ended    ended
                                                       June 30,   December 31,
                                                         2001         2000
                                                     ------------ ------------
                                                     (unaudited)
From operations:
  Net Investment income.............................   $   382      $   392
  Net realized gain (loss) on investments...........        10           12
  Net change in unrealized appreciation
   (depreciation) of investments....................      (133)         108
                                                       -------      -------
Net increase (decrease) in net assets resulting from
 operations.........................................       259          512
                                                       -------      -------
From unit transactions:
  Net proceeds from the issuance of units...........       204          407
  Net asset value of units redeemed or used to
   meet contract obligations........................      (351)        (655)
                                                       -------      -------
Net decrease from unit transactions.................      (147)        (248)
                                                       -------      -------
Net increase (decrease) in net assets...............       112          264
Net assets beginning of period......................     7,454        7,190
                                                       -------      -------
Net assets end of period*...........................   $ 7,566      $ 7,454
                                                       =======      =======
Unit transactions:
Units outstanding beginning of period...............       306          316
Units issued during the period......................         8           18
Units redeemed during the period....................       (14)         (28)
                                                       -------      -------
Units outstanding end of period.....................       300          306
                                                       =======      =======
----------------------------------------------------
*Includes undistributed net investment income of:      $10,552      $10,170
                                                       =======      =======

                      See notes to financial statements.

                                 Strategist                                      MONY Equity Master
----------------------------------------------------------------------------  ------------------------
                                        MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------
     Long Term Bond              Diversified              Money Market          Government Securities
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six  For the year For the six  For the year For the six  For the year For the six  For the year
months ended    ended     months ended    ended     months ended    ended     months ended    ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
  $   754      $   892      $ 25,988     $ 18,903     $   643      $ 1,204      $  7,899     $  6,723
       46           42            98        1,306           0            0           575       (2,432)
     (640)       1,085       (38,787)     (28,524)          0            0        (3,966)       8,747
  -------      -------      --------     --------     -------      -------      --------     --------
      160        2,019       (12,701)      (8,315)        643        1,204         4,508       13,038
  -------      -------      --------     --------     -------      -------      --------     --------
      341          662           974        1,816      26,269          225        33,051       95,228
     (601)      (1,395)       (1,670)      (3,147)     (1,679)      (3,045)      (16,890)     (62,590)
  -------      -------      --------     --------     -------      -------      --------     --------
     (260)        (733)         (696)      (1,331)     24,590       (2,820)       16,161       32,638
  -------      -------      --------     --------     -------      -------      --------     --------
     (100)       1,286       (13,397)      (9,646)     25,233       (1,616)       20,669       45,676
   15,153       13,867       108,091      117,737      21,688       23,304       170,588      124,912
  -------      -------      --------     --------     -------      -------      --------     --------
  $15,053      $15,153      $ 94,694     $108,091     $46,921      $21,688      $191,257     $170,588
  =======      =======      ========     ========     =======      =======      ========     ========
      503          529         2,144        2,169       1,091        1,237        13,956       11,129
       11           24            20           34       1,305           12         2,660        8,301
      (19)         (50)          (35)         (59)        (83)        (158)       (1,361)      (5,474)
  -------      -------      --------     --------     -------      -------      --------     --------
      495          503         2,129        2,144       2,313        1,091        15,255       13,956
  =======      =======      ========     ========     =======      =======      ========     ========

  $29,871      $29,117      $ 98,818     $ 72,830     $29,449      $28,806      $ 16,874     $  8,975
  =======      =======      ========     ========     =======      =======      ========     ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                   MONYEquity Master
                                                     ---------------------------------------------------
                                                                                MONY Series Fund, Inc.
                                                     ---------------------------------------------------
                                                      Intermediate Term Bond        Long Term Bond
                                                            Subaccount                Subaccount
                                                     ------------------------  ------------------------
                                                     For the six  For the year For the six  For the year
                                                     months ended    ended     months ended    ended
                                                       June 30,   December 31,   June 30,   December 31,
                                                         2001         2000         2001         2000
                                                     ------------ ------------ ------------ ------------
                                                     (unaudited)               (unaudited)
From operations:
  Net investment income (loss)......................   $ 4,563      $  3,492     $ 12,340     $ 11,033
  Net realized gain (loss) on investments...........        88        (1,282)       1,204      (13,149)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (1,632)        3,205      (11,304)      30,688
                                                       -------      --------     --------     --------
Net increase (decrease) in net assets resulting from
 operations.........................................     3,019         5,415        2,240       28,572
                                                       -------      --------     --------     --------
From unit transactions:
  Net proceeds from the issuance of units...........    13,311        58,601       40,516       90,649
  Net asset value of units redeemed or used to
   meet contract obligations........................    (6,315)      (18,396)     (26,285)     (40,413)
                                                       -------      --------     --------     --------
Net increase (decrease) from unit transactions......     6,996        40,205       14,231       50,236
                                                       -------      --------     --------     --------
Net increase (decrease) in net assets...............    10,015        45,620       16,471       78,808
Net assets beginning of period......................    86,094        40,474      243,768      164,960
                                                       -------      --------     --------     --------
Net assets end of period*...........................   $96,109      $ 86,094     $260,239     $243,768
                                                       =======      ========     ========     ========
Unit transactions:
Units outstanding beginning of period...............     7,085         3,569       18,963       14,728
Units issued during the period......................     1,071         5,116        3,203        7,682
Units redeemed during the period....................      (508)       (1,600)      (2,118)      (3,447)
                                                       -------      --------     --------     --------
Units outstanding end of period.....................     7,648         7,085       20,048       18,963
                                                       =======      ========     ========     ========
----------------------------------------------------
*Includes undistributed net investment
 income of:                                            $ 9,245      $  4,682     $ 33,779     $ 21,439
                                                       =======      ========     ========     ========




                                                           Money Market
                                                            Subaccount
                                                     ------------------------
                                                     For the six  For the year
                                                     months ended    ended
                                                       June 30,   December 31,
                                                         2001         2000
                                                     ------------ ------------
                                                     (unaudited)
From operations:
  Net investment income (loss)......................   $  7,767    $  18,236
  Net realized gain (loss) on investments...........          0            0
  Net change in unrealized appreciation
   (depreciation) of investments....................          0            0
                                                       --------    ---------
Net increase (decrease) in net assets resulting from
 operations.........................................      7,767       18,236
                                                       --------    ---------
From unit transactions:
  Net proceeds from the issuance of units...........    112,883      813,712
  Net asset value of units redeemed or used to
   meet contract obligations........................    (91,397)    (958,404)
                                                       --------    ---------
Net increase (decrease) from unit transactions......     21,486     (144,692)
                                                       --------    ---------
Net increase (decrease) in net assets...............     29,253     (126,456)
Net assets beginning of period......................    373,582      500,038
                                                       --------    ---------
Net assets end of period*...........................   $402,835    $ 373,582
                                                       ========    =========
Unit transactions:
Units outstanding beginning of period...............     30,993       43,698
Units issued during the period......................      9,256       69,880
Units redeemed during the period....................     (7,494)     (82,585)
                                                       --------    ---------
Units outstanding end of period.....................     32,755       30,993
                                                       ========    =========
----------------------------------------------------
*Includes undistributed net investment
 income of:                                            $ 58,352    $  50,585
                                                       ========    =========

                      See notes to financial statements.

                                           MONYEquity Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
         Equity              Small Company Value             Managed            International Growth
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six  For the year For the six  For the year For the six  For the year For the six  For the year
months ended    ended     months ended    ended     months ended    ended     months ended    ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $  (24,455) $ 1,968,620   $  (14,996)  $  652,884   $  (32,723) $ 2,809,371   $   (4,783)  $  123,699
   (250,468)      35,077      (35,753)      89,030     (618,400)    (852,352)     (24,773)      44,665
   (661,560)  (2,557,368)     415,763     (677,429)     164,678   (1,901,207)    (277,376)    (436,907)
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
   (936,483)    (553,671)     365,014       64,485     (486,445)      55,812     (306,932)    (268,543)
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
    876,364    2,597,938      559,952    1,558,529    1,092,899    2,866,619      234,252      732,612
   (483,857)  (1,243,143)    (277,329)    (710,983)    (677,460)  (2,636,000)    (111,296)    (337,855)
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
    392,507    1,354,795      282,623      847,546      415,439      230,619      122,956      394,757
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
   (543,976)     801,124      647,637      912,031      (71,006)     286,431     (183,976)     126,214
  7,019,074    6,217,950    3,704,688    2,792,657    8,858,678    8,572,247    1,388,323    1,262,109
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
 $6,475,098  $ 7,019,074   $4,352,325   $3,704,688   $8,787,672  $ 8,858,678   $1,204,347   $1,388,323
 ==========  ===========   ==========   ==========   ==========  ===========   ==========   ==========
    472,274      393,602      182,442      139,911      575,976      561,265      100,108       74,758
     66,672      150,855       26,515       78,023       74,081      191,987       19,457       48,113
    (36,609)     (72,183)     (13,120)     (35,492)     (45,785)    (177,276)      (9,339)     (22,763)
 ----------  -----------   ----------   ----------   ----------  -----------   ----------   ----------
    502,337      472,274      195,837      182,442      604,272      575,976      110,226      100,108
 ==========  ===========   ==========   ==========   ==========  ===========   ==========   ==========

 $2,485,242  $ 2,509,697   $  861,744   $  876,740   $4,492,378  $ 4,525,101   $  165,356   $  170,139
 ==========  ===========   ==========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                MONYEquity Master
                                                  ----------------------------------------------------------------------------
                                                                          Enterprise Accumulation Trust
                                                  ----------------------------------------------------------------------------


                                                         High Yield                                          Growth and
                                                            Bond                     Growth                    Income
                                                         Subaccount                Subaccount                Subaccount
                                                  ------------------------  ------------------------  ------------------------

                                                  For the six  For the year For the six  For the year For the six  For the year
                                                  months ended    ended     months ended    ended     months ended    ended
                                                    June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                      2001         2000         2001         2000         2001         2000
                                                  ------------ ------------ ------------ ------------ ------------ ------------
                                                  (unaudited)               (unaudited)               (unaudited)
From operations:
 Net investment income (loss)....................   $ 22,565    $  42,778     $   (763)   $   4,568     $ (2,138)    $ (1,097)
 Net realized gain (loss) on investments.........     (8,568)     (25,732)      (1,226)     (44,044)      (3,169)        (197)
 Net change in unrealized appreciation
   (depreciation) of investments.................      1,676      (33,467)     (24,594)      (3,888)     (48,603)     (14,720)
                                                    --------    ---------     --------    ---------     --------     --------
Net increase (decrease) in net assets resulting
 from operations.................................     15,673      (16,421)     (26,583)     (43,364)     (53,910)     (16,014)
                                                    --------    ---------     --------    ---------     --------     --------
From unit transactions:
 Net proceeds from the issuance of units.........     75,463      224,131       39,371      791,837       62,381      610,914
 Net asset value of units redeemed or used to
   meet contract obligations.....................    (42,532)    (152,327)      (7,780)    (539,762)     (36,393)     (18,685)
                                                    --------    ---------     --------    ---------     --------     --------
Net increase from unit transactions..............     32,931       71,804       31,591      252,075       25,988      592,229
                                                    --------    ---------     --------    ---------     --------     --------
Net increase (decrease) in net assets............     48,604       55,383        5,008      208,711      (27,922)     576,215
Net assets beginning of period...................    508,818      453,435      208,711            0      576,215            0
                                                    --------    ---------     --------    ---------     --------     --------
Net assets end of period*........................   $557,422    $ 508,818     $213,719    $ 208,711     $548,293     $576,215
                                                    ========    =========     ========    =========     ========     ========
Unit transactions:
Units outstanding beginning of period............     43,551       37,549       21,398            0       58,400            0
Units issued during the period...................      6,152       18,734        4,538       78,119        6,548       60,269
Units redeemed during the period.................     (3,485)     (12,732)        (886)     (56,721)      (3,840)      (1,869)
                                                    --------    ---------     --------    ---------     --------     --------
Units outstanding end of period..................      6,218       43,551       25,050       21,398       61,108       58,400
                                                    ========    =========     ========    =========     ========     ========
-
*  Includes undistributed net investment income
   (loss) of:                                       $116,976    $  94,411     $  3,805    $   4,568     $ (3,235)    $ (1,097)
                                                    ========    =========     ========    =========     ========     ========

** Commencement of operations

                      See notes to financial statements.

                                               MONYEquity Master
---------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------
                                                                                                     Dreyfus
                                                                                 Dreyfus             Socially
         Capital                             Equity        Multi-Cap              Stock            Responsible
      Appreciation           Balanced        Income          Growth               Index               Growth
       Subaccount           Subaccount     Subaccount      Subaccount          Subaccount           Subaccount
------------------------  -------------- --------------- -------------- ------------------------  --------------
                          For the period For the period  For the period                           For the period
For the six    For the    May 4, 2001**  June 19, 2001** May 18, 2001** For the six  For the year May 15, 2001**
months ended  year ended     through         through        through     months ended    ended        through
  June 30,   December 31,    June 30,       June 30,        June 30,      June 30,   December 31,    June 30,
    2001         2000          2001           2001            2001          2001         2000          2001
------------ ------------ -------------- --------------- -------------- ------------ ------------ --------------
(unaudited)                (unaudited)     (unaudited)    (unaudited)   (unaudited)                (unaudited)
  $   (315)    $ 3,281        $   (3)        $    0          $   (1)      $    230     $  1,707        $  0
    (3,402)       (245)            0              0               0         (3,732)        (539)          0
    (8,204)     (7,590)          (41)           (62)            (75)        (5,072)      (9,456)          0
  --------     -------        ------         ------          ------       --------     --------        ----
   (11,921)     (4,554)          (44)           (62)            (76)        (8,574)      (8,288)          0
  --------     -------        ------         ------          ------       --------     --------        ----
    27,708      98,634         2,631          3,050           1,221         54,926      121,260         183
   (15,695)     (8,486)          (35)             0               0        (18,541)      (7,903)         (2)
  --------     -------        ------         ------          ------       --------     --------        ----
    12,013      90,148         2,596          3,050           1,221         36,385      113,357         181
  --------     -------        ------         ------          ------       --------     --------        ----
        92      85,594         2,552          2,988           1,145         27,811      105,069         181
    85,594           0             0              0               0        105,069            0           0
  --------     -------        ------         ------          ------       --------     --------        ----
  $ 85,686     $85,594        $2,552         $2,988          $1,145       $132,880     $105,069        $181
  ========     =======        ======         ======          ======       ========     ========        ====
     9,254           0             0              0               0         11,492            0           0
     3,293      10,125           263            305             122          6,325       12,300          19
    (1,894)       (871)           (3)             0               0         (2,157)        (808)          0
  --------     -------        ------         ------          ------       --------     --------        ----
    10,653       9,254           260            305             122         15,660       11,492          19
  ========     =======        ======         ======          ======       ========     ========        ====
  $  2,966     $ 3,281        $   (3)        $    0          $   (1)      $  1,937     $  3,707        $  0
  ========     =======        ======         ======          ======       ========     ========        ====

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                           MONYEquity Master
                                                                          --------------------------------------------------

                                                                              Fidelity Variable Insurance Products Funds
                                                                          --------------------------------------------------

                                                                                     VIP                     VIP II
                                                                                   Growth                  Contrafund
                                                                                 Subaccount                Subaccount
                                                                          ------------------------  ------------------------
                                                                          For the six    For the    For the six    For the
                                                                          months ended  year ended  months ended  year ended
                                                                            June 30,   December 31,   June 30,   December 31,
                                                                              2001         2000         2001         2000
                                                                          ------------ ------------ ------------ ------------
                                                                          (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...........................................   $ 11,566     $   (542)    $  2,404     $  (255)
  Net realized gain (loss) on investments................................    (11,166)         297       (2,312)       (119)
  Net change in unrealized appreciation (depreciation) of investments....    (19,135)     (25,062)      (8,845)     (3,751)
                                                                            --------     --------     --------     -------
Net increase (decrease) in net assets resulting from operations..........    (18,735)     (25,307)      (8,753)     (4,125)
                                                                            --------     --------     --------     -------
From unit transactions:
  Net proceeds from the issuance of units................................     59,386      222,452       34,146      92,416
  Net asset value of units redeemed or used to meet contract obligations.    (27,642)     (14,989)     (11,787)     (6,296)
                                                                            --------     --------     --------     -------
Net increase from unit transactions......................................     31,744      207,463       22,359      86,120
                                                                            --------     --------     --------     -------
Net increase in net assets...............................................     13,009      182,156       13,606      81,995
Net assets beginning of period...........................................    182,156            0       81,995           0
                                                                            --------     --------     --------     -------
Net assets end of period*................................................   $195,165     $182,156     $ 95,601     $81,995
                                                                            ========     ========     ========     =======
Unit transactions:
Units outstanding beginning of period....................................     19,810            0        8,689           0
Units issued during the period...........................................      7,017       21,273        3,966       9,334
Units redeemed during the period.........................................     (3,240)      (1,463)      (1,355)       (645)
                                                                            --------     --------     --------     -------
Units outstanding end of period..........................................     23,587       19,810       11,300       8,689
                                                                            ========     ========     ========     =======
------------------------------------------------------------------------
*Includes undistributed net investment income (loss) of:                    $ 11,024     $   (542)    $  2,149     $  (255)
                                                                            ========     ========     ========     =======

** Commencement of operations

                      See notes to financial statements.

                                        MONYEquity Master
-------------------------------------------------------------------------------------------------
   Fidelity
   Variable
   Insurance
   Products
     Funds                                      Janus Aspen Series
--------------- ---------------------------------------------------------------------------------
    VIP III
    Growth        Aggressive                            Capital                  Worldwide
Opportunitities     Growth        Balanced           Appreciation                 Growth
  Subaccount      Subaccount     Subaccount           Subaccount                Subaccount
--------------- -------------- --------------- ------------------------  ------------------------
For the period  For the period For the period  For the six    For the    For the six    For the
May 15, 2001**  May 15, 2001** June 13, 2001** months ended  year ended  months ended  year ended
    through        through         through       June 30,   December 31,   June 30,   December 31,
 June 30, 2001  June 30, 2001   June 30, 2001      2001         2000         2001         2000
--------------- -------------- --------------- ------------ ------------ ------------ ------------
  (unaudited)    (unaudited)     (unaudited)   (unaudited)               (unaudited)
    $    0           $  0          $   174       $  1,037     $  1,552     $   (327)    $  8,187
         0              0              (24)        (6,258)        (954)     (20,912)      (2,761)
       (48)             6             (214)       (29,444)     (39,917)     (10,995)     (41,819)
    ------           ----          -------       --------     --------     --------     --------
       (48)             6              (64)       (34,665)     (39,319)     (32,234)     (36,393)
    ------           ----          -------       --------     --------     --------     --------
     1,797            258           13,993         65,121      299,970       79,070      265,449
       (11)            (2)               0        (24,541)     (19,778)     (33,511)     (16,691)
    ------           ----          -------       --------     --------     --------     --------
     1,786            256           13,993         40,580      280,192       45,559      248,758
    ------           ----          -------       --------     --------     --------     --------
     1,738            262           13,929          5,915      240,873       13,325      212,365
         0              0                0        240,873            0      212,365            0
    ------           ----          -------       --------     --------     --------     --------
    $1,738           $262          $13,929       $246,788     $240,873     $225,690     $212,365
    ======           ====          =======       ========     ========     ========     ========
         0              0                0         28,955            0       26,409            0
       176             27            1,399          8,660       31,067       10,746       28,254
        (1)             0                0         (3,181)      (2,112)      (4,582)      (1,845)
    ------           ----          -------       --------     --------     --------     --------
       175             27            1,399         34,434       28,955       32,573       26,409
    ======           ====          =======       ========     ========     ========     ========

    $    0           $  0          $   174       $  2,589     $  1,552     $  7,860     $  8,187
    ======           ====          =======       ========     ========     ========     ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Stategist) and Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

   There are currently six Strategist subaccounts and twenty four MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY is the legal owner of the assets of the Variable Account.

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all subaccounts for the six months ended June 30, 2001 aggregated $1,487,007.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                 Cost of Shares
                                    Acquired     Proceeds
                                   (Excludes    from Shares
Strategist Subaccounts           Reinvestments)  Redeemed
----------------------           -------------- -----------
MONY Series Fund, Inc.
Equity Growth Portfolio.........   $    6,559    $ 31,939
Equity Income Portfolio.........        5,411       3,712
Intermediate Term Bond Portfolio          204         364
Long Term Bond Portfolio........          341         628
Diversified Portfolio...........          973       1,849
Money Market Portfolio..........       26,276       1,723

MONYEquity Master
-----------------
MONY Series Fund, Inc.
Government Securities Portfolio.       34,529      18,746
Intermediate Term Bond Portfolio       14,934       8,129
Long Term Bond Portfolio........       42,989      29,299
Money Market Portfolio..........      115,110      94,436

Enterprise Accumulation Trust
Equity Portfolio................      914,781     536,758
Small Company Value Portfolio...      586,780     312,481
Managed Portfolio...............    1,134,031     737,392
International Growth Portfolio..      244,753     124,636
High Yield Bond Portfolio.......       79,510      47,751
Growth Portfolio................       39,936       8,779

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4. Investment Transactions: (continued)

                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
     MONYEquity Master                          Reinvestments)  Redeemed
     -----------------                          -------        -------
     Growth and Income Portfolio...............    $62,707       $37,955
     Capital Appreciation Portfolio............     29,598        17,766
     Equity Income Portfolio...................      3,050             0
     Balanced Portfolio........................      2,631            35
     Multicap Growth Portfolio.................      1,221             0

     Dreyfus
     Dreyfus Socially Responsible Growth Fund..        204            23
     Dreyfus Stock Index Fund..................     56,797        20,654

     Fidelity Variable Insurance Products Funds
     VIP Growth Portfolio......................     65,155        33,801
     VIP II Contrafund Portfolio...............     36,178        13,991
     VIP III Growth Opportunities Portfolio....      1,797            11

     Janus Aspen Series
     Aggressive Growth Portfolio...............        277            21
     Balanced Portfolio........................     27,958        13,966
     Capital Appreciation Portfolio............     65,926        25,857
     Worldwide Growth Portfolio................     91,080        45,986

                     (This page intentionally left blank)

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                     MONY Custom Equity Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     2,921       2,650      3,399     598,843
                                                             =======     =======    =======    ========
Investments at cost.......................................   $31,488     $34,658    $37,789    $598,843
                                                             =======     =======    =======    ========
Investments in respective Funds, at net asset value.......   $31,490     $33,815    $37,625    $598,843
Amount due from MONY......................................         0           0          4           0
Amount due from respective Funds..........................         0           0          0         238
                                                             -------     -------    -------    --------
       Total assets.......................................    31,490      33,815     37,629     599,081
                                                             -------     -------    -------    --------
                       LIABILITIES
Amount due to MONY........................................        22          22         18         581
Amount due to respective Funds............................         0           0          4           0
                                                             -------     -------    -------    --------
       Total liabilities..................................        22          22         22         581
                                                             -------     -------    -------    --------
Net assets................................................   $31,468     $33,793    $37,607    $598,500
                                                             =======     =======    =======    ========
Net assets consist of:
 Contractholders' net payments............................   $30,317     $33,252    $37,180    $591,516
 Undistributed net investment income......................       910       1,049        502       6,984
 Accumulated net realized gain (loss) on investments......       239         335         89           0
 Net unrealized appreciation (depreciation) of investments         2        (843)      (164)          0
                                                             -------     -------    -------    --------
Net assets................................................   $31,468     $33,793    $37,607    $598,500
                                                             =======     =======    =======    ========
Number of units outstanding*..............................     2,887       3,037      3,346      56,611
                                                             -------     -------    -------    --------
Net asset value per unit outstanding*.....................   $ 10.90     $ 11.13    $ 11.24    $  10.57
                                                             =======     =======    =======    ========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Custom Equity Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- -------------
   20,547       4,525       10,736      10,790       9,398      80,441     57,895      25,195
 ========    ========     ========     =======     =======    ========   ========    ========
 $545,514    $121,272     $248,780     $68,820     $42,371    $443,174   $343,463    $207,590
 ========    ========     ========     =======     =======    ========   ========    ========
 $499,509    $130,186     $246,490     $59,237     $41,729    $423,120   $327,686    $213,152
       76         108            0           5           0         168      6,115          62
      142          33           53          83           0         124         58          20
 --------    --------     --------     -------     -------    --------   --------    --------
  499,727     130,327      246,543      59,325      41,729     423,412    333,859     213,234
 --------    --------     --------     -------     -------    --------   --------    --------
      506         127          206         132          20         416        264         157
       76         108            0           5           0         168      6,115          62
 --------    --------     --------     -------     -------    --------   --------    --------
      582         235          206         137          20         584      6,379         219
 --------    --------     --------     -------     -------    --------   --------    --------
 $499,145    $130,092     $246,337     $59,188     $41,709    $422,828   $327,480    $213,015
 ========    ========     ========     =======     =======    ========   ========    ========
 $571,613    $120,459     $249,317     $72,806     $41,467    $453,001   $346,863    $210,461
   13,235       4,295        4,262       2,546         999          77       (305)        (68)
  (39,698)     (3,576)      (4,952)     (6,581)       (115)    (10,196)    (3,301)     (2,940)
  (46,005)      8,914       (2,290)     (9,583)       (642)    (20,054)   (15,777)      5,562
 --------    --------     --------     -------     -------    --------   --------    --------
 $499,145    $130,092     $246,337     $59,188     $41,709    $422,828   $327,480    $213,015
 ========    ========     ========     =======     =======    ========   ========    ========
   67,628      11,225       25,100       8,271       4,089      49,637     35,690      21,359
 --------    --------     --------     -------     -------    --------   --------    --------
 $   7.38    $  11.59     $   9.81     $  7.16     $ 10.20    $   8.52   $   9.18    $   9.97
 ========    ========     ========     =======     =======    ========   ========    ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                    MONY Custom Equity Master
                                                     -------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                                     -------------------------------------------------------


                                                       Equity     Capital    Multi-Cap              Emerging
                                                       Income   Appreciation   Growth    Balanced  Countries
                                                     Subaccount  Subaccount  Subaccount Subaccount Subaccount
                                                     ---------- ------------ ---------- ---------- ----------
                       ASSETS
Shares held in respective Funds.....................    9,534       30,812      30,030     6,922         9
                                                      =======     ========    ========   =======     =====
Investments at cost.................................  $52,100     $209,286    $294,018   $33,572     $  88
                                                      =======     ========    ========   =======     =====
Investments in respective Funds, at net asset value.  $50,532     $190,726    $269,972   $33,296     $  86
Amount due from MONY................................        0           59       4,991        22         0
Amount due from respective Funds....................        0           66         116        20         0
                                                      -------     --------    --------   -------     -----
       Total assets.................................   50,532      190,851     275,079    33,338        86
                                                      -------     --------    --------   -------     -----
                    LIABILITIES
Amount due to MONY..................................       38          214         324        41         0
Amount due to respective Funds......................        0           59       4,991        22         0
                                                      -------     --------    --------   -------     -----
       Total liabilities............................       38          273       5,315        63         0
                                                      -------     --------    --------   -------     -----
Net assets..........................................  $50,494     $190,578    $269,764   $33,275     $  86
                                                      =======     ========    ========   =======     =====
Net assets consist of:
 Contractholders' net payments......................  $52,054     $215,348    $317,091   $34,065     $  88
 Undistributed net investment income (loss).........      (69)       2,633        (475)      (16)        0
 Accumulated net realized gain (loss) on investments       77       (8,843)    (22,805)     (498)        0
 Net unrealized depreciation of investments.........   (1,568)     (18,560)    (24,047)     (276)       (2)
                                                      -------     --------    --------   -------     -----
Net assets..........................................  $50,494     $190,578    $269,764   $33,275     $  86
                                                      =======     ========    ========   =======     =====
Number of units outstanding*........................    5,216       22,914      39,484     3,586         9
                                                      -------     --------    --------   -------     -----
Net asset value per unit outstanding*...............  $  9.68     $   8.32    $   6.83   $  9.28     $9.66
                                                      =======     ========    ========   =======     =====

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Funds                    Janus Aspen Series
                            -----------------------------------------        --------------------------------------------
                  Dreyfus
 Dreyfus         Socially                                     VIP III
  Stock         Responsible    VIP              VIP II        Growth         Aggressive              Capital    Worldwide
  Index           Growth      Growth          Contrafund   Opportunities       Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount  Subaccount        Subaccount    Subaccount       Subaccount Subaccount  Subaccount  Subaccount
----------      -----------   ----------        ----------     ------------- ---------- ---------- ------------ ----------
   12,883           1,848       8,690            11,416         2,443           11,009      7,896       9,723      11,205
 ========         =======     ========          ========       =======        ========   ========    ========    ========
 $424,766         $58,695    $344,970          $256,219       $41,848         $341,849   $188,272    $255,659    $406,302
 ========         =======     ========          ========       =======        ========   ========    ========    ========
 $405,805         $54,693    $319,435          $235,178       $39,359         $293,725   $183,021    $223,527    $357,669
   10,526             102       8,325                44             0               65        599         654         630
      238              34         219                28             4               77         57          95          26
 --------         -------     --------          --------       -------        --------   --------    --------    --------
  416,569          54,829     327,979           235,250        39,363          293,867    183,677     224,276     358,325
 --------         -------     --------          --------       -------        --------   --------    --------    --------
      527              78         433               215            35              299        202         285         319
   10,526             102       8,325                44             0               65        599         654         630
 --------         -------     --------          --------       -------        --------   --------    --------    --------
   11,053             180       8,758               259            35              364        801         939         949
 --------         -------     --------          --------       -------        --------   --------    --------    --------
 $405,516         $54,649    $319,221          $234,991       $39,328         $293,503   $182,876    $223,337    $357,376
 ========         =======     ========          ========       =======        ========   ========    ========    ========
 $433,520         $63,469    $354,856          $259,753       $44,241         $393,977   $187,944    $270,414    $428,543
    5,147              68      10,767             5,556           (11)           1,818      3,518       2,096       2,439
  (14,190)         (4,886)    (20,867)           (9,277)       (2,413)         (54,168)    (3,335)    (17,041)    (24,973)
  (18,961)         (4,002)    (25,535)          (21,041)       (2,489)         (48,124)    (5,251)    (32,132)    (48,633)
 --------         -------     --------          --------       -------        --------   --------    --------    --------
 $405,516         $54,649    $319,221          $234,991       $39,328         $293,503   $182,876    $223,337    $357,376
 ========         =======     ========          ========       =======        ========   ========    ========    ========
   46,453           6,986      39,597            27,266         4,656           54,304     19,223      31,007      50,052
 --------         -------     --------          --------       -------        --------   --------    --------    --------
 $   8.73         $  7.82    $   8.06          $   8.62       $  8.45         $   5.40   $   9.51    $   7.20    $   7.14
 ========         =======     ========          ========       =======        ========   ========    ========    ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)


                                                                           MONY Custom Equity Master
                                                     ---------------------------------------------------------------------
                                                           MONY Series Fund, Inc.          Enterprise Accumulation Trust
                                                     ---------------------------------  ----------------------------------
                                                     Intermediate Long Term  Government   Money               Small Company
                                                      Term Bond      Bond    Securities   Market     Equity       Value
                                                      Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                                     ------------ ---------- ---------- ---------- ---------- -------------
Dividend income.....................................    $ 960      $ 1,095     $ 531      $6,431    $      0     $     0
Distribution from net realized gains................        0            0         0           0           0           0
Mortality and expense risk charges..................      (37)         (39)      (25)       (496)       (625)       (154)
                                                        -----      -------     -----      ------    --------     -------
Net investment income (loss)........................      923        1,056       506       5,935        (625)       (154)
                                                        -----      -------     -----      ------    --------     -------
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on investments............      210          319        68           0     (33,131)     (2,131)
 Net change in unrealized appreciation
   (depreciation) of investments....................     (477)      (1,221)     (315)          0      (8,679)     11,642
                                                        -----      -------     -----      ------    --------     -------
Net realized and unrealized gain (loss) on
  investments.......................................     (267)        (902)     (247)          0     (41,810)      9,511
                                                        -----      -------     -----      ------    --------     -------
Net increase (decrease) in net assets resulting from
  operations........................................    $ 656      $   154     $ 259      $5,935    $(42,435)    $ 9,357
                                                        =====      =======     =====      ======    ========     =======

                      See notes to financial statements.

                                   MONY Custom Equity Master
----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
           International High Yield            Growth and Small Company   Equity     Capital
 Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
 $     0     $      0      $ 875     $      0   $      0     $     0     $     0     $      0
       0            0          0            0          0           0           0            0
    (274)         (92)       (34)        (509)      (319)       (234)        (67)        (261)
 -------     --------      -----     --------   --------     -------     -------     --------
    (274)         (92)       841         (509)      (319)       (234)        (67)        (261)
 -------     --------      -----     --------   --------     -------     -------     --------
  (3,078)      (5,706)       (80)      (8,656)    (3,229)     (3,222)          7       (8,160)
  (3,522)      (5,901)      (572)     (24,520)   (14,286)      7,300      (2,584)      (9,082)
 -------     --------      -----     --------   --------     -------     -------     --------
  (6,600)     (11,607)      (652)     (33,176)   (17,515)      4,078      (2,577)     (17,242)
 -------     --------      -----     --------   --------     -------     -------     --------
 $(6,874)    $(11,699)     $ 189     $(33,685)  $(17,834)    $ 3,844     $(2,644)    $(17,503)
 =======     ========      =====     ========   ========     =======     =======     ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                             MONY Custom Equity Master
                                                        ------------------------------------------------------------------
                                                              Enterprise Accumulation Trust
                                                        ----------------------------------------
                                                                                                                 Dreyfus
                                                                                                                 Socially
                                                         Multi-Cap                   Emerging       Dreyfus    Responsible
                                                           Growth      Balanced      Countries    Stock Index     Growth
                                                         Subaccount   Subaccount    Subaccount     Subaccount   Subaccount
                                                        ------------ ------------ --------------- ------------ ------------
                                                                                  For the period
                                                        For the six  For the six  June 12, 2001** For the six  For the six
                                                        months ended months ended     through     months ended months ended
                                                          June 30,     June 30,      June 30,       June 30,     June 30,
                                                            2001         2001          2001           2001         2001
                                                        ------------ ------------ --------------- ------------ ------------
Dividend income........................................   $      0      $   0           $ 0         $  1,769     $     6
Distribution from net realized gains...................          0          0             0               54           0
Mortality and expense risk charges.....................       (363)       (33)            0             (509)        (79)
                                                          --------      -----           ---         --------     -------
Net investment income (loss)...........................       (363)       (33)            0            1,314         (73)
                                                          --------      -----           ---         --------     -------
Realized and unrealized loss on investments:
  Net realized loss on investments.....................    (20,477)      (386)            0          (12,943)     (4,637)
  Net change in unrealized depreciation of investments.       (464)      (505)           (2)          (5,388)     (1,564)
                                                          --------      -----           ---         --------     -------
Net realized and unrealized loss on investments........    (20,941)      (891)           (2)         (18,331)     (6,201)
                                                          --------      -----           ---         --------     -------
Net decrease in net assets resulting from operations...   $(21,304)     $(924)          $(2)        $(17,017)    $(6,274)
                                                          ========      =====           ===         ========     =======

--------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                            MONY Custom Equity Master
                                            ----------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products Funds                   Janus Aspen Series
                                            -----------------------------------------       ----------------------------------

                                                                              VIP III
                                                VIP             VIP II        Growth         Aggressive              Capital
                                               Growth         Contrafund   Opportunities       Growth    Balanced  Appreciation
                                             Subaccount       Subaccount    Subaccount       Subaccount Subaccount  Subaccount
                                             ----------       ----------   -------------     ---------- ---------- ------------
Dividend income.............................  $      0         $  1,212       $    68         $      0   $ 2,290     $  1,731
Distribution from net realized gains........    11,254            4,848             0                0         0            0
Mortality and expense risk charges..........      (368)            (345)          (56)            (390)     (243)        (348)
                                               --------         --------       -------        --------   -------     --------
Net investment income (loss)................    10,886            5,715            12             (390)    2,047        1,383
                                               --------         --------       -------        --------   -------     --------
Realized and unrealized loss on investments:
  Net realized loss on investments..........   (19,918)          (9,011)       (2,118)         (47,869)   (2,439)     (15,614)
  Net change in unrealized depreciation of
   investments..............................    (9,438)         (14,721)         (319)         (14,005)   (3,591)     (13,443)
                                               --------         --------       -------        --------   -------     --------
Net realized and unrealized loss on
 investments................................   (29,356)         (23,732)       (2,437)         (61,874)   (6,030)     (29,057)
                                               --------         --------       -------        --------   -------     --------
Net decrease in net assets resulting from
 operations.................................  $(18,470)        $(18,017)      $(2,425)        $(62,264)  $(3,983)    $(27,674)
                                               ========         ========       =======        ========   =======     ========






                                             Worldwide
                                               Growth
                                             Subaccount
                                             ----------
Dividend income.............................  $    778
Distribution from net realized gains........         0
Mortality and expense risk charges..........      (536)
                                              --------
Net investment income (loss)................       242
                                              --------
Realized and unrealized loss on investments:
  Net realized loss on investments..........   (21,379)
  Net change in unrealized depreciation of
   investments..............................   (22,450)
                                              --------
Net realized and unrealized loss on
 investments................................   (43,829)
                                              --------
Net decrease in net assets resulting from
 operations.................................  $(43,587)
                                              ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                MONY Custom Equity Master
                               -------------------------------------------------------------------------------------------
                                                                  MONY Series Fund, Inc.
                               -------------------------------------------------------------------------------------------
                                        Intermediate                    Long Term                      Government
                                         Term Bond                         Bond                        Securities
                                         Subaccount                     Subaccount                     Subaccount
                               -----------------------------  -----------------------------  -----------------------------
                               For the six   For the period   For the six   For the period   For the six   For the period
                               months ended  June 9, 2000**   months ended  June 9, 2000**   months ended  May 18, 2000**
                                 June 30,        through        June 30,        through        June 30,        through
                                   2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ ----------------- ------------ -----------------
                               (unaudited)                    (unaudited)                    (unaudited)
From operations:
 Net investment income
   (loss).....................   $   923         $   (13)       $ 1,056         $    (7)       $   506         $   (4)
 Net realized gain (loss) on
   investments................       210              29            319              16             68             21
 Net change in unrealized
   appreciation (depreciation)
   of investments.............      (477)            479         (1,221)            378           (315)           151
                                 -------         -------        -------         -------        -------         ------
Net increase (decrease) in net
  assets resulting from
  operations..................       656             495            154             387            259            168
                                 -------         -------        -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    21,626          16,418         27,986          10,427         33,159          6,616
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (6,911)           (816)        (4,702)           (459)        (2,127)          (468)
                                 -------         -------        -------         -------        -------         ------
Net increase from unit
  transactions................    14,715          15,602         23,284           9,968         31,032          6,148
                                 -------         -------        -------         -------        -------         ------
Net increase in net assets....    15,371          16,097         23,438          10,355         31,291          6,316
Net assets beginning of period    16,097               0         10,355               0          6,316              0
                                 -------         -------        -------         -------        -------         ------
Net assets end of period*.....   $31,468         $16,097        $33,793         $10,355        $37,607         $6,316
                                 =======         =======        =======         =======        =======         ======
Unit transactions:
Units outstanding beginning of
  period......................     1,530               0            942               0            577              0
Units issued during the period     1,998           1,609          2,518             985          2,959            621
Units redeemed during the
  period......................      (641)            (79)          (423)            (43)          (190)           (44)
                                 -------         -------        -------         -------        -------         ------
Units outstanding end of
  period......................     2,887           1,530          3,037             942          3,346            577
                                 =======         =======        =======         =======        =======         ======
------------------------------
*Includes undistributed net
 investment income (loss) of:    $   910         $   (13)       $ 1,049         $    (7)       $   502         $   (4)
                                 =======         =======        =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------------------
    MONY Series Fund, Inc.                                    Enterprise Accumulation Trust
-----------------------------  -------------------------------------------------------------------------------------------
            Money                                                     Small Company
            Market                         Equity                         Value                         Managed
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended  June 8, 2000**   months ended   May 5, 2000**   months ended   May 3, 2000**   months ended   May 5, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
 $   5,935       $   1,049       $   (625)      $ 13,860        $   (154)       $ 4,449        $   (274)      $  4,536
         0               0        (33,131)        (6,567)         (2,131)        (1,445)         (3,078)        (1,874)
         0               0         (8,679)       (37,326)         11,642         (2,728)         (3,522)         1,232
 ---------       ---------       --------       --------        --------        -------        --------       --------
     5,935           1,049        (42,435)       (30,033)          9,357            276          (6,874)         3,894
 ---------       ---------       --------       --------        --------        -------        --------       --------
   797,831         420,053        368,032        265,821          83,737         64,812         141,812        128,670
  (246,604)       (379,764)       (49,417)       (12,823)        (24,183)        (3,907)        (16,478)        (4,687)
 ---------       ---------       --------       --------        --------        -------        --------       --------
   551,227          40,289        318,615        252,998          59,554         60,905         125,334        123,983
 ---------       ---------       --------       --------        --------        -------        --------       --------
   557,162          41,338        276,180        222,965          68,911         61,181         118,460        127,877
    41,338               0        222,965              0          61,181              0         127,877              0
 ---------       ---------       --------       --------        --------        -------        --------       --------
 $ 598,500       $  41,338       $499,145       $222,965        $130,092        $61,181        $246,337       $127,877
 =========       =========       ========       ========        ========        =======        ========       ========
     3,997               0         26,254              0           5,789              0          12,345              0
    76,170          41,193         47,915         27,602           7,623          6,158          14,401         12,801
   (23,556)        (37,196)        (6,541)        (1,348)         (2,187)          (369)         (1,646)          (456)
 ---------       ---------       --------       --------        --------        -------        --------       --------
    56,611           3,997         67,628         26,254          11,225          5,789          25,100         12,345
 =========       =========       ========       ========        ========        =======        ========       ========
 $   6,984       $   1,049       $ 13,235       $ 13,860        $  4,295        $ 4,449        $  4,262       $  4,536
 =========       =========       ========       ========        ========        =======        ========       ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                      MONY Custom Equity Master
                                         ----------------------------------------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                         ----------------------------------------------------------------------------------
                                            International Growth           High Yield Bond                 Growth
                                                 Subaccount                  Subaccount                  Subaccount
                                         --------------------------  --------------------------  --------------------------
                                                      For the period              For the period              For the period
                                         For the six  May 3, 2000**  For the six  June 8, 2000** For the six  May 3, 2000**
                                         months ended    through     months ended    through     months ended    through
                                           June 30,    December 31,    June 30,    December 31,    June 30,    December 31,
                                             2001          2000          2001          2000          2001          2000
                                         ------------ -------------- ------------ -------------- ------------ --------------
                                         (unaudited)                 (unaudited)                 (unaudited)
From operations:
 Net investment income (loss)...........   $    (92)     $ 2,638       $   841       $   158       $   (509)     $    586
 Net realized gain (loss) on investments     (5,706)        (875)          (80)          (35)        (8,656)       (1,540)
 Net change in unrealized appreciation
   (depreciation) of investments........     (5,901)      (3,682)         (572)          (70)       (24,520)        4,466
                                           --------      -------       -------       -------       --------      --------
Net increase (decrease) in net assets
  resulting from operations.............    (11,699)      (1,919)          189            53        (33,685)        3,512
                                           --------      -------       -------       -------       --------      --------
From unit transactions:
 Net proceeds from the issuance of units     36,706       55,852        31,187        15,182        282,063       240,695
 Net asset value of units redeemed or
   used to meet contract obligations....    (13,622)      (6,130)       (3,990)         (912)       (52,580)      (17,177)
                                           --------      -------       -------       -------       --------      --------
Net increase from unit transactions.....     23,084       49,722        27,197        14,270        229,483       223,518
                                           --------      -------       -------       -------       --------      --------
Net increase in net assets..............     11,385       47,803        27,386        14,323        195,798       227,030
Net assets beginning of period..........     47,803            0        14,323             0        227,030             0
                                           --------      -------       -------       -------       --------      --------
Net assets end of period*...............   $ 59,188      $47,803       $41,709       $14,323       $422,828      $227,030
                                           ========      =======       =======       =======       ========      ========
Unit transactions:
Units outstanding beginning of period...      5,274            0         1,453             0         23,359             0
Units issued during the period..........      4,718        5,933         3,021         1,543         32,250        25,155
Units redeemed during the period........     (1,721)        (659)         (385)          (90)        (5,972)       (1,796)
                                           --------      -------       -------       -------       --------      --------
Units outstanding end of period.........      8,271        5,274         4,089         1,453         49,637        23,359
                                           ========      =======       =======       =======       ========      ========
----------------------------------------
*Includes undistributed net investment
 income (loss) of:                         $  2,546      $ 2,638       $   999       $   158       $     77      $    586
                                           ========      =======       =======       =======       ========      ========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------
     Growth and Income         Small Company Growth            Equity Income           Capital Appreciation
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the six  May 3, 2000**  For the six  May 3, 2000**  For the six  May 18, 2000** For the six  May 4, 2000**
months ended    through     months ended    through     months ended    through     months ended    through
  June 30,    December 31,    June 30,    December 31,    June 30,    December 31,    June 30,    December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
(unaudited)                 (unaudited)                 (unaudited)                 (unaudited)
  $   (319)     $     14      $   (234)     $    166      $   (67)      $    (2)      $   (261)     $  2,894
    (3,229)          (72)       (3,222)          282            7            70         (8,160)         (683)
   (14,286)       (1,491)        7,300        (1,738)      (2,584)        1,016         (9,082)       (9,478)
  --------      --------      --------      --------      -------       -------       --------      --------
   (17,834)       (1,549)        3,844        (1,290)      (2,644)        1,084        (17,503)       (7,267)
  --------      --------      --------      --------      -------       -------       --------      --------
   294,140       100,715       135,048       105,946       32,494        30,826        112,579       136,240
   (36,953)      (11,039)      (22,002)       (8,531)      (8,698)       (2,568)       (22,046)      (11,425)
  --------      --------      --------      --------      -------       -------       --------      --------
   257,187        89,676       113,046        97,415       23,796        28,258         90,533       124,815
  --------      --------      --------      --------      -------       -------       --------      --------
   239,353        88,127       116,890        96,125       21,152        29,342         73,030       117,548
    88,127             0        96,125             0       29,342             0        117,548             0
  --------      --------      --------      --------      -------       -------       --------      --------
  $327,480      $ 88,127      $213,015      $ 96,125      $50,494       $29,342       $190,578      $117,548
  ========      ========      ========      ========      =======       =======       ========      ========
     8,752             0         9,464             0        2,818             0         12,316             0
    30,766         9,822        14,180        10,293        3,275         3,077         13,172        13,448
    (3,828)       (1,070)       (2,285)         (829)        (877)         (259)        (2,574)       (1,132)
  --------      --------      --------      --------      -------       -------       --------      --------
    35,690         8,752        21,359         9,464        5,216         2,818         22,914        12,316
  ========      ========      ========      ========      =======       =======       ========      ========


  $   (305)     $     14      $    (68)     $    166      $   (69)      $    (2)      $  2,633      $  2,894
  ========      ========      ========      ========      =======       =======       ========      ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                             MONY Custom Equity Master
                                                      ----------------------------------------------------------------------
                                                                           Enterprise Accumulation Trust
                                                      ----------------------------------------------------------------------
                                                           Multi-Cap Growth                Balanced              Emerging
                                                              Subaccount                  Subaccount             Countries
                                                      --------------------------  --------------------------  ---------------
                                                                   For the period              For the period For the period
                                                      For the six  May 3, 2000**  For the six  May 16, 2000** June 12, 2001**
                                                      months ended    through     months ended    through         through
                                                        June 30,    December 31,    June 30,    December 31,     June 30,
                                                          2001          2000          2001          2000           2001
                                                      ------------ -------------- ------------ -------------- ---------------
                                                      (unaudited)                 (unaudited)                   (unaudited)
From operations:
 Net investment income (loss)........................   $   (363)     $   (112)     $    (33)     $    17           $ 0
 Net realized loss on investments....................    (20,477)       (2,328)         (386)        (112)            0
 Net change in unrealized appreciation (depreciation)
   of investments....................................       (464)      (23,583)         (505)         229            (2)
                                                        --------      --------      --------      -------           ---
Net increase (decrease) in net assets resulting from
  operations.........................................    (21,304)      (26,023)         (924)         134            (2)
                                                        --------      --------      --------      -------           ---
From unit transactions:
 Net proceeds from the issuance of units.............    171,324       195,640        37,878        7,677            95
 Net asset value of units redeemed or used to meet
   contract obligations..............................    (32,560)      (17,313)      (10,449)      (1,041)           (7)
                                                        --------      --------      --------      -------           ---
Net increase from unit transactions..................    138,764       178,327        27,429        6,636            88
                                                        --------      --------      --------      -------           ---
Net increase in net assets...........................    117,460       152,304        26,505        6,770            86
Net assets beginning of period.......................    152,304             0         6,770            0             0
                                                        --------      --------      --------      -------           ---
Net assets end of period*............................   $269,764      $152,304      $ 33,275      $ 6,770           $86
                                                        ========      ========      ========      =======           ===
Unit transactions:
Units outstanding beginning of period................     19,707             0           682            0             0
Units issued during the period.......................     24,473        21,605         4,015          789            10
Units redeemed during the period.....................     (4,696)       (1,898)       (1,111)        (107)           (1)
                                                        --------      --------      --------      -------           ---
Units outstanding end of period......................     39,484        19,707         3,586          682             9
                                                        ========      ========      ========      =======           ===
-----------------------------------------------------
*Includes undistributed net investment income
 (loss) of:                                             $   (475)     $   (112)     $    (16)     $    17           $ 0
                                                        ========      ========      ========      =======           ===

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------------
             Enterprise Accumulation Trust                      Fidelity Variable Insurance Products Funds
-------------------------------------------------------   ------------------------------------------------------
    Dreyfus Stock Index     Dreyfus Socially Responsible          VIP Growth               VIP II Contrafund
        Subaccount                   Subaccount                   Subaccount                  Subaccount
--------------------------  ---------------------------   --------------------------  --------------------------
             For the period                For the period              For the period              For the period
For the six  May 3, 2000**  For the six    May 11, 2000** For the six  May 3, 2000**  For the six  May 17, 2000**
months ended    through     months ended      through     months ended    through     months ended    through
  June 30,    December 31,    June 30,      December 31,    June 30,    December 31,    June 30,    December 31,
    2001          2000          2001            2000          2001          2000          2001          2000
------------ --------------    ------------ -------------- ------------ -------------- ------------ -------------
(unaudited)                 (unaudited)                   (unaudited)                 (unaudited)
  $  1,314      $  3,833      $   (73)        $   141       $ 10,886      $   (119)     $  5,715      $   (159)
   (12,943)       (1,247)      (4,637)           (249)       (19,918)         (949)       (9,011)         (266)
    (5,388)      (13,573)      (1,564)         (2,438)        (9,438)      (16,097)      (14,721)       (6,320)
  --------      --------       -------        -------       --------      --------      --------      --------
   (17,017)      (10,987)      (6,274)         (2,546)       (18,470)      (17,165)      (18,017)       (6,745)
  --------      --------       -------        -------       --------      --------      --------      --------
   253,569       248,777       47,987          26,874        250,099       161,406       115,523       179,578
   (50,376)      (18,450)      (8,458)         (2,934)       (45,648)      (11,001)      (25,682)       (9,666)
  --------      --------       -------        -------       --------      --------      --------      --------
   203,193       230,327       39,529          23,940        204,451       150,405        89,841       169,912
  --------      --------       -------        -------       --------      --------      --------      --------
   186,176       219,340       33,255          21,394        185,981       133,240        71,824       163,167
   219,340             0       21,394               0        133,240             0       163,167             0
  --------      --------       -------        -------       --------      --------      --------      --------
  $405,516      $219,340      $54,649         $21,394       $319,221      $133,240      $234,991      $163,167
  ========      ========       =======        =======       ========      ========      ========      ========
    23,366             0        2,344               0         14,902             0        17,007             0
    28,761        25,237        5,681           2,640         30,288        16,021        13,195        17,987
    (5,674)       (1,871)      (1,039)           (296)        (5,593)       (1,119)       (2,936)         (980)
  --------      --------       -------        -------       --------      --------      --------      --------
    46,453        23,366        6,986           2,344         39,597        14,902        27,266        17,007
  ========      ========       =======        =======       ========      ========      ========      ========

  $  5,147      $  3,833      $    68         $   141         10,767      $   (119)     $  5,556      $   (159)
  ========      ========       =======        =======       ========      ========      ========      ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                           MONY Custom Equity Master
                                                            -------------------------------------------------------
                                                             Fidelity Variable Insuance
                                                                   Products Funds             Janus Aspen Series
                                                            ---------------------------   --------------------------
                                                            VIP III Growth Opportunities       Aggressive Growth
                                                                     Subaccount                   Subaccount
                                                            ---------------------------   --------------------------
                                                                           For the period              For the period
                                                            For the six    May 11, 2000** For the six  May 3, 2000**
                                                            months ended      through     months ended    through
                                                              June 30,      December 31,    June 30,    December 31,
                                                                2001            2000          2001          2000
                                                               ------------ -------------- ------------ -------------
                                                            (unaudited)                   (unaudited)
From operations:
 Net investment income (loss)..............................   $    12         $   (23)      $   (390)     $  2,208
 Net realized loss on investments..........................    (2,118)           (295)       (47,869)       (6,299)
 Net change in unrealized depreciation of investments......      (319)         (2,170)       (14,005)      (34,119)
                                                               -------        -------       --------      --------
Net decrease in net assets resulting from operations.......    (2,425)         (2,488)       (62,264)      (38,210)
                                                               -------        -------       --------      --------
From unit transactions:
 Net proceeds from the issuance of units...................    19,187          33,729        252,676       206,852
 Net asset value of units redeemed or used to meet contract
   obligations.............................................    (5,684)         (2,991)       (45,847)      (19,704)
                                                               -------        -------       --------      --------
Net increase from unit transactions........................    13,503          30,738        206,829       187,148
                                                               -------        -------       --------      --------
Net increase in net assets.................................    11,078          28,250        144,565       148,938
Net assets beginning of period.............................    28,250               0        148,938             0
                                                               -------        -------       --------      --------
Net assets end of period*..................................   $39,328         $28,250       $293,503      $148,938
                                                               =======        =======       ========      ========
Unit transactions:
Units outstanding beginning of period......................     3,045               0         20,212             0
Units issued during the period.............................     2,280           3,345         42,034        22,314
Units redeemed during the period...........................      (669)           (300)        (7,942)       (2,102)
                                                               -------        -------       --------      --------
Units outstanding end of period............................     4,656           3,045         54,304        20,212
                                                               =======        =======       ========      ========
-----------------------------------------------------------
 *Includes undistributed net investment income (loss) of:     $   (11)        $   (23)      $  1,818      $  2,208
                                                               =======        =======       ========      ========

** Commencement of operations

                      See notes to financial statements.

                             MONY Custom Equity Master
----------------------------------------------------------------------------------

                                Janus Aspen Series
----------------------------------------------------------------------------------
         Balanced              Capital Appreciation          Worldwide Growth
        Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------
             For the period              For the period              For the period
For the six  May 5, 2000**  For the six  May 3, 2000**  For the six  May 3, 2000**
months ended    through     months ended    through     months ended    through
  June 30,    December 31,    June 30,    December 31,    June 30,    December 31,
    2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ --------------
(unaudited)                 (unaudited)                 (unaudited)
  $  2,047      $ 1,471       $  1,383      $    713      $    242      $  2,197
    (2,439)        (896)       (15,614)       (1,427)      (21,379)       (3,594)
    (3,591)      (1,660)       (13,443)      (18,689)      (22,450)      (26,183)
  --------      -------       --------      --------      --------      --------
    (3,983)      (1,085)       (27,674)      (19,403)      (43,587)      (27,580)
  --------      -------       --------      --------      --------      --------
   125,664       87,686        144,015       177,591       216,184       273,335
   (19,323)      (6,083)       (35,729)      (15,463)      (45,407)      (15,569)
  --------      -------       --------      --------      --------      --------
   106,341       81,603        108,286       162,128       170,777       257,766
  --------      -------       --------      --------      --------      --------
   102,358       80,518         80,612       142,725       127,190       230,186
    80,518            0        142,725             0       230,186             0
  --------      -------       --------      --------      --------      --------
  $182,876      $80,518       $223,337      $142,725      $357,376      $230,186
  ========      =======       ========      ========      ========      ========
     8,160            0         17,106             0        27,835             0
    13,062        8,768         18,602        18,775        28,286        29,513
    (1,999)        (608)        (4,701)       (1,669)       (6,069)       (1,678)
  --------      -------       --------      --------      --------      --------
    19,223        8,160         31,007        17,106        50,052        27,835
  ========      =======       ========      ========      ========      ========
  $  3,518      $ 1,471       $  2,096      $    713      $  2,439      $  2,197
  ========      =======       ========      ========      ========      ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-five subaccounts of the MONY Custom Equity Master commenced operations during the year ended December 31, 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


3. Related Party Transactions

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY . A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2001 aggregated $720,208.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
-------------------------------------          -------------- -----------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............   $   21,759    $  7,069
Long Term Bond Portfolio......................       30,690       7,428
Government Securities Portfolio...............       33,244       2,222
Money Market Portfolio........................    1,241,818     690,762

Enterprise Accumulation Trust
Equity Portfolio..............................      396,842      78,628
Small Company Value Portfolio.................       89,430      24,026
Managed Portfolio.............................      144,768      19,630
International Growth Portfolio................       39,307      16,302
High Yield Bond Portfolio.....................       31,340       4,162
Growth Portfolio..............................      301,511      72,386
Growth and Income Portfolio...................      310,336      53,313
Small Company Growth Portfolio................      139,395      26,505
Equity Income Portfolio.......................       47,085      23,329
Capital Appreciation Portfolio................      117,947      27,608
Multi-Cap Growth Portfolio....................      181,160      42,651
Balanced Portfolio............................       52,524      25,112
Emerging Countries Portfolio..................           95           7

Dreyfus
Dreyfus Stock Index Fund......................      280,412      79,569
Dreyfus Socially Responsible Growth Fund, Inc.       68,750      29,272

Fidelity Variable Insurance Product Funds
VIP Growth Portfolio..........................      266,905      62,704
VIP II Contrafund Portfolio...................      134,127      44,559
VIP III Growth Opportunities Portfolio........       26,753      13,293

Janus Aspen Series Fund
Aggressive Growth Portfolio...................      276,723      70,158
Balanced Portfolio............................      137,904      31,712
Capital Appreciation Portfolio................      166,823      58,799
World-wide Growth Portfolio...................      239,192      68,814

                     (This page intentionally left blank)

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                     MONY Custom Estate Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................        24         778        204     143,726
                                                              ======     =======     ======    ========
Investments at cost.......................................    $  263     $10,082     $2,249    $143,726
                                                              ======     =======     ======    ========
Investments in respective Funds, at net asset value.......    $  263     $ 9,928     $2,257    $143,726
Amount due from MONY......................................         0           0          0           0
                                                              ------     -------     ------    --------
       Total assets.......................................       263       9,928      2,257     143,726
                                                              ------     -------     ------    --------
                       LIABILITIES
Amount due to respective Funds............................         0           0          0           0
Amount due to MONY........................................         0           9          1         130
                                                              ------     -------     ------    --------
       Total liabilities..................................         0           9          1         130
                                                              ------     -------     ------    --------
Net assets................................................    $  263     $ 9,919     $2,256    $143,596
                                                              ======     =======     ======    ========
Net assets consist of:
 Contractholders' net payments............................    $  263     $ 9,553     $2,247    $137,905
 Undistributed net investment income (loss)...............         0         507         10       5,691
 Accumulated net realized gain (loss) on investments......         0          14         (9)          0
 Net unrealized appreciation (depreciation) of investments         0        (155)         8           0
                                                              ------     -------     ------    --------
Net assets................................................    $  263     $ 9,919     $2,256    $143,596
                                                              ======     =======     ======    ========
Number of units outstanding*..............................        26         922        224      13,360
                                                              ------     -------     ------    --------
Net asset value per unit outstanding*.....................    $10.07     $ 10.75     $10.07    $  10.75
                                                              ======     =======     ======    ========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                  Enterprise AccumulationTrust
-----------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- -------------
   1,919        1,157         448        3,878       2,174      9,389      4,465        2,965
 =======      =======     =======      =======     =======    =======    =======      =======
 $48,165      $30,322     $10,003      $25,652     $10,074    $53,730    $27,213      $24,545
 =======      =======     =======      =======     =======    =======    =======      =======
 $46,646      $33,286     $10,285      $21,288     $ 9,650    $49,386    $25,272      $25,086
       0            0          44
 -------      -------     -------      -------     -------    -------    -------      -------
  46,646       33,286      10,329       21,288       9,650     49,386     25,272       25,086
 -------      -------     -------      -------     -------    -------    -------      -------
       0            0          44            0           0          0          0            0
      40           27          10           19           8         33         17           19
 -------      -------     -------      -------     -------    -------    -------      -------
      40           27          54           19           8         33         17           19
 -------      -------     -------      -------     -------    -------    -------      -------
 $46,606      $33,259     $10,275      $21,269     $ 9,642    $49,353    $25,255      $25,067
 =======      =======     =======      =======     =======    =======    =======      =======
 $49,588      $30,911     $10,119      $25,602     $ 9,531    $55,216    $27,347      $24,596
   2,158        1,990         660          485         553        130        (22)           1
  (3,621)      (2,605)       (786)        (454)        (18)    (1,649)      (129)         (71)
  (1,519)       2,963         282       (4,364)       (424)    (4,344)    (1,941)         541
 -------      -------     -------      -------     -------    -------    -------      -------
 $46,606      $33,259     $10,275      $21,269     $ 9,642    $49,353    $25,255      $25,067
 =======      =======     =======      =======     =======    =======    =======      =======
   5,337        3,019       1,081        3,196         972      5,839      2,801        2,511
 -------      -------     -------      -------     -------    -------    -------      -------
 $  8.73      $ 11.02     $  9.50      $  6.65     $  9.92    $  8.45    $  9.02      $  9.98
 =======      =======     =======      =======     =======    =======    =======      =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                          MONY Custom Estate Master
                                                     -------------------------------------------------------------------
                                                             Enterprise Accumulation Trust
                                                     ---------------------------------------------
                                                                                                                Dreyfus
                                                                                                    Dreyfus    Socially
                                                       Equity     Capital    Multi-Cap               Stock    Responsible
                                                       Income   Appreciation   Growth    Balanced    Index      Growth
                                                     Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount
                                                     ---------- ------------ ---------- ---------- ---------- -----------
                       ASSETS
Shares held in respective Funds.....................    1,839       4,315       5,403         55      1,845         255
                                                      =======     =======     =======     ======    =======     =======
Investments at cost.................................  $10,005     $29,398     $54,188     $  262    $63,898     $ 8,860
                                                      =======     =======     =======     ======    =======     =======
Investments in respective Funds, at net asset value.  $ 9,747     $26,707     $48,572     $  264    $58,115     $ 7,559
Amount due from MONY................................                                                     42           0
                                                      -------     -------     -------     ------    -------     -------
       Total assets.................................    9,747      26,707      48,572        264     58,157       7,559
                                                      -------     -------     -------     ------    -------     -------
                    LIABILITIES
Amount due to respective Funds......................                                                     42           0
Amount due to MONY..................................       12          20          38          0         39           6
                                                      -------     -------     -------     ------    -------     -------
       Total liabilities............................       12          20          38          0         81           6
                                                      -------     -------     -------     ------    -------     -------
Net assets..........................................  $ 9,735     $26,687     $48,534     $  264    $58,076     $ 7,553
                                                      =======     =======     =======     ======    =======     =======
Net assets consist of:
 Contractholders' net payments......................  $ 9,767     $29,459     $56,166     $  261    $63,943     $ 9,536
 Undistributed net investment income (loss).........       (3)        441         (87)         0        681          34
 Accumulated net realized gain (loss) on investments      229        (522)     (1,929)         1       (765)       (716)
 Net unrealized appreciation (depreciation) of
   investments......................................     (258)     (2,691)     (5,616)         2     (5,783)     (1,301)
                                                      -------     -------     -------     ------    -------     -------
Net assets..........................................  $ 9,735     $26,687     $48,534     $  264    $58,076     $ 7,553
                                                      =======     =======     =======     ======    =======     =======
Number of units outstanding*........................      959       3,377       7,869         26      6,668       1,011
                                                      -------     -------     -------     ------    -------     -------
Net asset value per unit outstanding*...............  $ 10.16     $  7.90     $  6.17     $10.22    $  8.71     $  7.47
                                                      =======     =======     =======     ======    =======     =======

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONY Custom Estate Master
---------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                   Janus Aspen Series
-----------------------------------------       --------------------------------------------

                                 VIP III
   VIP             VIP II        Growth         Aggressive              Capital    Worldwide
  Growth         Contrafund   Opportunities       Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount    Subaccount       Subaccount Subaccount  Subaccount  Subaccount
----------         ----------     ------------- ---------- ---------- ------------ ----------
   1,670            1,297            852           1,346      1,163       2,083       1,489
   =======         =======        =======        =======    =======     =======     =======
 $64,845          $29,614        $14,146         $45,009    $27,649     $52,951     $54,559
   =======         =======        =======        =======    =======     =======     =======
 $62,489          $26,709        $13,733         $35,917    $26,951     $47,885     $47,515
      42                0              0               0         44           0          38
   -------         -------        -------        -------    -------     -------     -------
  62,531           26,709         13,733          35,917     26,995      47,885      47,553
   -------         -------        -------        -------    -------     -------     -------
      42                0              0               0         44           0          38
      48               20             11              23         23          34          33
   -------         -------        -------        -------    -------     -------     -------
      90               20             11              23         67          34          71
   -------         -------        -------        -------    -------     -------     -------
 $62,441          $26,689        $13,722         $35,894    $26,928     $47,851     $47,482
   =======         =======        =======        =======    =======     =======     =======
 $65,017          $29,466        $14,323         $47,236    $27,399     $53,718     $56,541
   1,712              714            104             869        523         420         878
  (1,932)            (586)          (292)         (3,119)      (296)     (1,221)     (2,894)
  (2,356)          (2,905)          (413)         (9,092)      (698)     (5,066)     (7,043)
   -------         -------        -------        -------    -------     -------     -------
 $62,441          $26,689        $13,722         $35,894    $26,928     $47,851     $47,482
   =======         =======        =======        =======    =======     =======     =======
   7,472            3,166          1,741           8,015      2,774       7,483       6,349
   -------         -------        -------        -------    -------     -------     -------
 $  8.36          $  8.43        $  7.88         $  4.48    $  9.71     $  6.39     $  7.48
   =======         =======        =======        =======    =======     =======     =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (unaudited)

                                                                       MONY Custom Estate Master
                                           --------------------------------------------------------------------------------
                                                     MONY Series Fund, Inc.               Enterprise Accumulation Trust
                                           -----------------------------------------  -------------------------------------
                                                                                                      Small
                                            Long Term      Government       Money                    Company
                                               Bond        Securities       Market       Equity       Value       Managed
                                            Subaccount     Subaccount     Subaccount   Subaccount   Subaccount   Subaccount
                                           ------------ ---------------- ------------ ------------ ------------ ------------
                                           For the six   For the period  For the six  For the six  For the six  For the six months ended March 14, 2001** months ended months ended months ended months ended
                                             June 30,       through        June 30,     June 30,     June 30,     June 30,
                                               2001      June 30, 2001       2001         2001         2001         2001
                                           ------------ ---------------- ------------ ------------ ------------ ------------
Dividend income...........................    $ 530           $11           $3,152      $     0       $    0       $   0
Distribution from net realized gains......        0             0                0            0            0           0
Mortality and expense risk charges........      (17)           (1)            (235)         (59)         (46)        (17)
                                              -----           ---           ------      -------       ------       -----
Net investment income (loss)..............      513            10            2,917          (59)         (46)        (17)
                                              -----           ---           ------      -------       ------       -----
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on
   investments............................       11            (9)               0       (1,261)        (340)       (730)
 Net change in unrealized appreciation
   (depreciation) of investments..........     (420)            8                0         (524)       3,096         885
                                              -----           ---           ------      -------       ------       -----
Net realized and unrealized gain (loss) on
  investments.............................     (409)           (1)               0       (1,785)       2,756         155
                                              -----           ---           ------      -------       ------       -----
Net increase (decrease) in net assets
  resulting from operations...............    $ 104           $ 9           $2,917      $(1,844)      $2,710       $ 138
                                              =====           ===           ======      =======       ======       =====

** Commencement of operations

                      See notes to financial statements.

                                                MONY Custom Estate Master
-------------------------------------------------------------------------------------------------------------------------
                                              Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------------------
International  High Yield                Growth and  Small Company    Equity      Capital     Multi-Cap
   Growth         Bond        Growth       Income       Growth        Income    Appreciation    Growth       Balanced
 Subaccount    Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
------------- ------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------------
 For the six  For the six  For the six  For the six   For the six  For the six  For the six  For the six  For the period months ended  months ended months ended months ended months ended  months ended months ended months ended April 2, 2001**
  June 30,      June 30,     June 30,     June 30,     June 30,      June 30,     June 30,     June 30,       through
    2001          2001         2001         2001         2001          2001         2001         2001      June 30, 2001
------------- ------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------------
   $     0       $ 417       $     0      $     0        $  0         $   0       $     0      $     0          $0
         0           0             0            0           0             0             0            0           0
       (34)        (16)          (64)         (28)        (33)          (24)          (33)         (63)          0
   -------       -----       -------      -------        ----         -----       -------      -------          --
       (34)        401           (64)         (28)        (33)          (24)          (33)         (63)          0
   -------       -----       -------      -------        ----         -----       -------      -------          --
      (325)        (13)       (1,437)        (133)        (99)          205          (386)      (1,459)          1
    (3,596)       (106)       (3,399)      (1,715)        670          (833)       (1,533)      (1,425)          2
   -------       -----       -------      -------        ----         -----       -------      -------          --
    (3,921)       (119)       (4,836)      (1,848)        571          (628)       (1,919)      (2,884)          3
   -------       -----       -------      -------        ----         -----       -------      -------          --
   $(3,955)      $ 282       $(4,900)     $(1,876)       $538         $(652)      $(1,952)     $(2,947)         $3
   =======       =====       =======      =======        ====         =====       =======      =======          ==

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                       MONY Custom Estate Master
                                                      --------------------------

                                                       Dreyfus   Dreyfus Socially
                                                        Stock      Responsible
                                                        Index         Growth
                                                      Subaccount    Subaccount
                                                      ---------- ----------------
Dividend income......................................  $   267       $     1
Distribution from net realized gains.................        0             0
Mortality and expense risk charges...................      (75)          (12)
                                                       -------       -------
Net investment income (loss).........................      192           (11)
                                                       -------       -------
Realized and unrealized loss on investments:
 Net realized loss on investments....................     (703)         (218)
 Net change in unrealized depreciation of investments   (2,808)         (841)
                                                       -------       -------
Net realized and unrealized loss on investments......   (3,511)       (1,059)
                                                       -------       -------
Net decrease in net assets resulting from operations.  $(3,319)      $(1,070)
                                                       =======       =======

                      See notes to financial statements.

                               MONY Custom Estate Master
---------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                    Janus Aspen Series
-----------------------------------------        --------------------------------------------
   VIP            VIP II     VIP III Growth      Aggressive              Capital    Worldwide
  Growth        Contrafund   Opportunities         Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount     Subaccount        Subaccount Subaccount  Subaccount  Subaccount
----------        ----------      -------------- ---------- ---------- ------------ ----------
 $     0         $   154         $   0            $     0     $ 345      $   372     $   104
   1,639             614            20                  0         0            0           0
     (74)            (39)          (18)               (40)      (37)         (55)        (63)
  -------         -------         -----           -------     -----      -------     -------
   1,565             729             2                (40)      308          317          41
  -------         -------         -----           -------     -----      -------     -------
  (1,760)           (351)         (259)            (2,483)     (273)      (1,106)     (1,519)
  (1,493)         (2,498)         (112)            (3,826)     (518)      (2,830)     (3,982)
  -------         -------         -----           -------     -----      -------     -------
  (3,253)         (2,849)         (371)            (6,309)     (791)      (3,936)     (5,501)
  -------         -------         -----           -------     -----      -------     -------
 $(1,688)        $(2,120)        $(369)           $(6,349)    $(483)     $(3,619)    $(5,460)
  =======         =======         =====           =======     =====      =======     =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                         MONY Custom Estate Master
                                      ---------------------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                      ---------------------------------------------------------------
                                       Intermediate                                     Government
                                         Term Bond            Long Term Bond            Securities
                                        Subaccount              Subaccount              Subaccount
                                      --------------- -----------------------------  ----------------
                                      For the period  For the six   For the period    For the period
                                      April 2, 2001** months ended August 8, 2000**  March 14, 2001**
                                          through       June 30,        through          through
                                       June 30, 2001      2001     December 31, 2000  June 30, 2001
                                      --------------- ------------ ----------------- ----------------
                                        (unaudited)   (unaudited)                      (unaudited)
From operations:
  Net investment income (loss).......      $  0          $  513         $   (6)           $   10
  Net realized gain (loss) on
   investments.......................         0              11              3                (9)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................         0            (420)           265                 8
                                           ----          ------         ------            ------
Net increase (decrease) in net assets
 resulting from operations...........         0             104            262                 9
                                           ----          ------         ------            ------
From unit transactions:
  Net proceeds from the issuance of
   units.............................       287           1,198          8,905             2,445
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................       (24)           (262)          (288)             (198)
                                           ----          ------         ------            ------
Net increase from unit transactions..       263             936          8,617             2,247
                                           ----          ------         ------            ------
Net increase in net assets...........       263           1,040          8,879             2,256
Net assets beginning of period.......         0           8,879              0                 0
                                           ----          ------         ------            ------
Net assets end of period*............      $263          $9,919         $8,879            $2,256
                                           ====          ======         ======            ======
Unit transactions:
Units outstanding beginning of
 period..............................         0             835              0                 0
Units issued during the period.......        28             111            864               244
Units redeemed during the period.....        (2)            (24)           (29)              (20)
                                           ----          ------         ------            ------
Units outstanding end of period......        26             922            835               224
                                           ====          ======         ======            ======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:              $  0          $  507         $   (6)           $   10
                                           ====          ======         ======            ======





                                                Money Market
                                                 Subaccount
                                      -------------------------------
                                      For the six    For the period
                                      months ended February 11, 2000**
                                        June 30,         through
                                          2001      December 31, 2000
                                      ------------ -------------------
                                      (unaudited)
From operations:
  Net investment income (loss).......   $  2,917         $ 2,774
  Net realized gain (loss) on
   investments.......................          0               0
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................          0               0
                                        --------         -------
Net increase (decrease) in net assets
 resulting from operations...........      2,917           2,774
                                        --------         -------
From unit transactions:
  Net proceeds from the issuance of
   units.............................    104,350          94,370
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (52,113)         (8,702)
                                        --------         -------
Net increase from unit transactions..     52,237          85,668
                                        --------         -------
Net increase in net assets...........     55,154          88,442
Net assets beginning of period.......     88,442               0
                                        --------         -------
Net assets end of period*............   $143,596         $88,442
                                        ========         =======
Unit transactions:
Units outstanding beginning of
 period..............................      8,412               0
Units issued during the period.......      9,831           9,254
Units redeemed during the period.....     (4,883)           (842)
                                        --------         -------
Units outstanding end of period......     13,360           8,412
                                        ========         =======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:           $  5,691         $ 2,774
                                        ========         =======

** Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------------------

            Equity                  Small Company Value                  Managed                  International Growth
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended January 4, 2000** months ended April 10, 2000**  months ended April 10, 2000**  months ended January 4, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
  $   (59)        $ 2,217        $   (46)        $ 2,036        $   (17)        $  677         $   (34)        $   519
   (1,261)         (2,360)          (340)         (2,265)          (730)           (56)           (325)           (129)
     (524)           (995)         3,096            (133)           885           (603)         (3,596)           (768)
  -------         -------        -------         -------        -------         ------         -------         -------
   (1,844)         (1,138)         2,710            (362)           138             18          (3,955)           (378)
  -------         -------        -------         -------        -------         ------         -------         -------
   42,794          11,044         16,742          16,452         12,375          2,563          11,987          14,909
   (3,666)           (584)        (1,672)           (611)        (4,600)          (219)           (597)           (697)
  -------         -------        -------         -------        -------         ------         -------         -------
   39,128          10,460         15,070          15,841          7,775          2,344          11,390          14,212
  -------         -------        -------         -------        -------         ------         -------         -------
   37,284           9,322         17,780          15,479          7,913          2,362           7,435          13,834
    9,322               0         15,479               0          2,362              0          13,834               0
  -------         -------        -------         -------        -------         ------         -------         -------
  $46,606         $ 9,322        $33,259         $15,479        $10,275         $2,362         $21,269         $13,834
  =======         =======        =======         =======        =======         ======         =======         =======
      928               0          1,541               0            236              0           1,641               0
    4,832             978          1,662           1,602          1,321            258           1,637           1,720
     (423)            (50)          (184)            (61)          (476)           (22)            (82)            (79)
  -------         -------        -------         -------        -------         ------         -------         -------
    5,337             928          3,019           1,541          1,081            236           3,196           1,641
  =======         =======        =======         =======        =======         ======         =======         =======
  $ 2,158         $ 2,217        $ 1,990         $ 2,036        $   660         $  677         $   485         $   519
  =======         =======        =======         =======        =======         ======         =======         =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                       MONY Custom Estate Master
                                      -------------------------------------------------------------
                                                                     Enterprise Accumulation Trust
                                      -------------------------------------------------------------
                                                High Yield
                                                   Bond                          Growth
                                                Subaccount                     Subaccount
                                      -----------------------------  -----------------------------
                                      For the six   For the period   For the six   For the period
                                      months ended August 8, 2000**  months ended January 4, 2000**
                                        June 30,        through        June 30,        through
                                          2001     December 31, 2000     2001     December 31, 2000
                                      ------------ ----------------- ------------ -----------------
                                      (unaudited)                    (unaudited)
From operations:
  Net investment income (loss).......    $  401         $  152         $   (64)        $   194
  Net realized gain (loss) on
   investments.......................       (13)            (5)         (1,437)           (212)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................      (106)          (318)         (3,399)           (945)
                                         ------         ------         -------         -------
Net increase (decrease) in net assets
 resulting from operations...........       282           (171)         (4,900)           (963)
                                         ------         ------         -------         -------
From unit transactions:
  Net proceeds from the issuance
   of units..........................       925          9,116          30,658          34,869
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................      (221)          (289)         (7,439)         (2,872)
                                         ------         ------         -------         -------
Net increase from unit transactions..       704          8,827          23,219          31,997
                                         ------         ------         -------         -------
Net increase in net assets...........       986          8,656          18,319          31,034
Net assets beginning of period.......     8,656              0          31,034               0
                                         ------         ------         -------         -------
Net assets end of period*............    $9,642         $8,656         $49,353         $31,034
                                         ======         ======         =======         =======
Unit transactions:
Units outstanding beginning of
 period..............................       903              0           3,218               0
Units issued during the period.......        91            932           3,481           3,517
Units redeemed during the period.....       (22)           (29)           (860)           (299)
                                         ------         ------         -------         -------
Units outstanding end of period......       972            903           5,839           3,218
                                         ======         ======         =======         =======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:            $  553         $  152         $   130         $   194
                                         ======         ======         =======         =======




                                                Growth and
                                                  Income
                                                Subaccount
                                      -----------------------------
                                      For the six   For the period
                                      months ended  May 30, 2000**
                                        June 30,        through
                                          2001     December 31, 2000
                                      ------------ -----------------
                                      (unaudited)
From operations:
  Net investment income (loss).......   $   (28)        $     6
  Net realized gain (loss) on
   investments.......................      (133)              4
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................    (1,715)           (226)
                                        -------         -------
Net increase (decrease) in net assets
 resulting from operations...........    (1,876)           (216)
                                        -------         -------
From unit transactions:
  Net proceeds from the issuance
   of units..........................    17,724          12,945
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (2,137)         (1,185)
                                        -------         -------
Net increase from unit transactions..    15,587          11,760
                                        -------         -------
Net increase in net assets...........    13,711          11,544
Net assets beginning of period.......    11,544               0
                                        -------         -------
Net assets end of period*............   $25,255         $11,544
                                        =======         =======
Unit transactions:
Units outstanding beginning of
 period..............................     1,167               0
Units issued during the period.......     1,860           1,285
Units redeemed during the period.....      (226)           (118)
                                        -------         -------
Units outstanding end of period......     2,801           1,167
                                        =======         =======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:           $   (22)        $     6
                                        =======         =======

** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------------------------
                                                Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------------
         Small Company                      Equity                         Capital                        Multi-Cap
            Growth                          Income                      Appreciation                       Growth
          Subaccount                      Subaccount                     Subaccount                      Subaccount
------------------------------  -----------------------------  ------------------------------  ------------------------------
For the six    For the period   For the six   For the period   For the six    For the period   For the six    For the period
months ended January 14, 2000** months ended April 10, 2000**  months ended January 14, 2000** months ended January 14, 2000**
  June 30,        through         June 30,        through        June 30,        through         June 30,        through
    2001     December 31, 2000      2001     December 31, 2000     2001     December 31, 2000      2001     December 31, 2000
------------ ------------------ ------------ ----------------- ------------ ------------------ ------------ ------------------
(unaudited)                     (unaudited)                    (unaudited)                     (unaudited)
  $   (33)        $    34         $   (24)        $    21        $   (33)        $   474         $   (63)        $   (24)

      (99)             28             205              24           (386)           (136)         (1,459)           (470)
      670            (129)           (833)            575         (1,533)         (1,158)         (1,425)         (4,191)
  -------         -------         -------         -------        -------         -------         -------         -------
      538             (67)           (652)            620         (1,952)           (820)         (2,947)         (4,685)
  -------         -------         -------         -------        -------         -------         -------         -------
   14,607          11,855           4,851          14,497         17,740          14,168          35,156          25,784
   (1,002)           (864)         (8,805)           (776)        (1,207)         (1,242)         (3,367)         (1,407)
  -------         -------         -------         -------        -------         -------         -------         -------
   13,605          10,991          (3,954)         13,721         16,533          12,926          31,789          24,377
  -------         -------         -------         -------        -------         -------         -------         -------
   14,143          10,924          (4,606)         14,341         14,581          12,106          28,842          19,692
   10,924               0          14,341               0         12,106               0          19,692               0
  -------         -------         -------         -------        -------         -------         -------         -------
  $25,067         $10,924         $ 9,735         $14,341        $26,687         $12,106         $48,534         $19,692
  =======         =======         =======         =======        =======         =======         =======         =======
    1,074               0           1,313               0          1,335               0           2,823               0
    1,540           1,158             479           1,388          2,195           1,465           5,595           2,987
     (103)            (84)           (833)            (75)          (153)           (130)           (549)           (164)
  -------         -------         -------         -------        -------         -------         -------         -------
    2,511           1,074             959           1,313          3,377           1,335           7,869           2,823
  =======         =======         =======         =======        =======         =======         =======         =======

  $     1         $    34         $    (3)        $    21        $   441         $   474         $   (87)        $   (24)
  =======         =======         =======         =======        =======         =======         =======         =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     ---------------
                                                       Enterprise
                                                      Accumulation
                                                          Trust
                                                     ---------------

                                                        Balanced
                                                       Subaccount
                                                     ---------------
                                                     For the period
                                                     April 2, 2001**
                                                         through
                                                      June 30, 2001
                                                     ---------------
                                                       (unaudited)
From operations:
  Net investment income (loss)......................      $   0
  Net realized gain (loss) on investments...........          1
  Net change in unrealized appreciation
   (depreciation) of investments....................          2
                                                          -----
Net increase (decrease) in net assets resulting from
 operations.........................................          3
                                                          -----
From unit transactions:
  Net proceeds from the issuance of units...........        286
  Net asset value of units redeemed or used to meet
   contract obligations.............................        (25)
                                                          -----
Net increase from unit transactions.................        261
                                                          -----
Net increase in net assets..........................        264
Net assets beginning of period......................          0
                                                          -----
Net assets end of period............................      $ 264
                                                          =====
Unit transactions:
Units outstanding beginning of period...............          0
Units issued during the period......................        264
Units redeemed during the period....................       (238)
                                                          -----
Units outstanding end of period.....................         26
                                                          =====
----------------------------------------------------
*Includes undistributed net investment
 income (loss) of:                                        $   0
                                                          =====
**Commencement of operations






                                                                Dreyfus                          Dreyfus
                                                              Stock Index              Socially Responsible Growth
                                                               Subaccount                      Subaccount
                                                     -----------------------------  --------------------------------
                                                     For the six   For the period   For the six     For the period
                                                     months ended   May 3, 2000**   months ended September 13, 2000**
                                                       June 30,        through        June 30,         through
                                                         2001     December 31, 2000     2001      December 31, 2000
                                                     ------------ ----------------- ------------ --------------------
                                                     (unaudited)                    (unaudited)
From operations:
  Net investment income (loss)......................   $   192         $   489        $   (11)          $   45
  Net realized gain (loss) on investments...........      (703)            (62)          (218)            (498)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (2,808)         (2,975)          (841)            (460)
                                                       -------         -------        -------           ------
Net increase (decrease) in net assets resulting from
 operations.........................................    (3,319)         (2,548)        (1,070)            (913)
                                                       -------         -------        -------           ------
From unit transactions:
  Net proceeds from the issuance of units...........    38,333          31,078          3,081            7,427
  Net asset value of units redeemed or used to meet
   contract obligations.............................    (3,530)         (1,938)          (705)            (267)
                                                       -------         -------        -------           ------
Net increase from unit transactions.................    34,803          29,140          2,376            7,160
                                                       -------         -------        -------           ------
Net increase in net assets..........................    31,484          26,592          1,306            6,247
Net assets beginning of period......................    26,592               0          6,247                0
                                                       -------         -------        -------           ------
Net assets end of period............................   $58,076         $26,592        $ 7,553           $6,247
                                                       =======         =======        =======           ======
Unit transactions:
Units outstanding beginning of period...............     2,839               0            717                0
Units issued during the period......................     4,227           3,033            382              746
Units redeemed during the period....................      (398)           (194)           (88)             (29)
                                                       -------         -------        -------           ------
Units outstanding end of period.....................     6,668           2,839          1,011              717
                                                       =======         =======        =======           ======
----------------------------------------------------
*Includes undistributed net investment
 income (loss) of:                                     $   681         $   489        $    34           $   45
                                                       =======         =======        =======           ======
**Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Funds                                Janus Aspen Series
-------------------------------------------------------------------------------------------  -----------------------------
             VIP                           VIP II                     VIP III Growth                   Aggressive
            Growth                       Contrafund                   Opportunities                      Growth
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended January 4, 2000** months ended  July 6, 2000**   months ended January 4, 2000** months ended  April 7, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
  $ 1,565         $  147         $   729         $   (15)       $     2         $  102         $   (40)        $   909
   (1,760)          (172)           (351)           (235)          (259)           (33)         (2,483)           (636)
   (1,493)          (863)         (2,498)           (407)          (112)          (301)         (3,826)         (5,266)
  -------         ------         -------         -------        -------         ------         -------         -------
   (1,688)          (888)         (2,120)           (657)          (369)          (232)         (6,349)         (4,993)
  -------         ------         -------         -------        -------         ------         -------         -------
   60,558          9,608          15,564          15,297         10,482          4,853          32,082          18,599
   (4,304)          (845)           (701)           (694)          (681)          (331)         (2,156)         (1,289)
  -------         ------         -------         -------        -------         ------         -------         -------
   56,254          8,763          14,863          14,603          9,801          4,522          29,926          17,310
  -------         ------         -------         -------        -------         ------         -------         -------
   54,566          7,875          12,743          13,946          9,432          4,290          23,577          12,317
    7,875              0          13,946               0          4,290              0          12,317               0
  -------         ------         -------         -------        -------         ------         -------         -------
  $62,441         $7,875         $26,689         $13,946        $13,722         $4,290         $35,894         $12,317
  =======         ======         =======         =======        =======         ======         =======         =======
      850              0           1,486               0            496              0           2,017               0
    7,143            931           1,868           1,558          1,330            530           6,439           2,178
     (521)           (81)           (188)            (72)           (85)           (34)           (441)           (161)
  -------         ------         -------         -------        -------         ------         -------         -------
    7,472            850           3,166           1,486          1,741            496           8,015           2,017
  =======         ======         =======         =======        =======         ======         =======         =======

  $ 1,712         $  147         $   714         $   (15)       $   104         $  102         $   869         $   909
  =======         ======         =======         =======        =======         ======         =======         =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                       MONY Custom Estate Master
                                      -------------------------------------------------------------
                                                                           Janus Aspen Series
                                      -------------------------------------------------------------
                                                 Balanced                 Capital Appreciation
                                                Subaccount                     Subaccount
                                      -----------------------------  -----------------------------
                                      For the six   For the period   For the six   For the period
                                      months ended January 4, 2000** months ended  April 7, 2000**
                                        June 30,        through        June 30,        through
                                          2001     December 31, 2000     2001     December 31, 2000
                                      ------------ ----------------- ------------ -----------------
                                      (unaudited)                    (unaudited)
From operations:
  Net investment income (loss).......   $   308         $  215         $   317         $   103
  Net realized loss on investments...      (273)           (23)         (1,106)           (115)
  Net change in unrealized
   depreciation of investments.......      (518)          (180)         (2,830)         (2,236)
                                        -------         ------         -------         -------
Net increase (decrease) in net assets
 resulting from operations...........      (483)            12          (3,619)         (2,248)
                                        -------         ------         -------         -------
From unit transactions:
  Net proceeds from the issuance of
   units.............................    24,122          6,569          42,597          15,710
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (2,838)          (454)         (3,373)         (1,216)
                                        -------         ------         -------         -------
Net increase from unit transactions..    21,284          6,115          39,224          14,494
                                        -------         ------         -------         -------
Net increase in net assets...........    20,801          6,127          35,605          12,246
Net assets beginning of period.......     6,127              0          12,246               0
                                        -------         ------         -------         -------
Net assets end of period*............   $26,928         $6,127         $47,851         $12,246
                                        =======         ======         =======         =======
Unit transactions:
Units outstanding beginning of period         0              0           1,653               0
Units issued during the period.......        28            652           6,336           1,798
Units redeemed during the period.....        (2)           (44)           (506)           (145)
                                        -------         ------         -------         -------
Units outstanding end of period......        26            608           7,483           1,653
                                        =======         ======         =======         =======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:           $   523         $  215         $   420         $   103
                                        =======         ======         =======         =======




                                             Worldwide Growth
                                                Subaccount
                                      -----------------------------
                                      For the six   For the period
                                      months ended January 4, 2000**
                                        June 30,        through
                                          2001     December 31, 2000
                                      ------------ -----------------
                                      (unaudited)
From operations:
  Net investment income (loss).......   $    41         $   837
  Net realized loss on investments...    (1,519)         (1,375)
  Net change in unrealized
   depreciation of investments.......    (3,982)         (3,061)
                                        -------         -------
Net increase (decrease) in net assets
 resulting from operations...........    (5,460)         (3,599)
                                        -------         -------
From unit transactions:
  Net proceeds from the issuance of
   units.............................    33,094          28,087
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (3,047)         (1,593)
                                        -------         -------
Net increase from unit transactions..    30,047          26,494
                                        -------         -------
Net increase in net assets...........    24,587          22,895
Net assets beginning of period.......    22,895               0
                                        -------         -------
Net assets end of period*............   $47,482         $22,895
                                        =======         =======
Unit transactions:
Units outstanding beginning of period     2,643               0
Units issued during the period.......     4,170           2,807
Units redeemed during the period.....      (464)           (164)
                                        -------         -------
Units outstanding end of period......     6,349           2,643
                                        =======         =======
-------------------------------------
*Includes undistributed net
 investment income (loss) of:           $   878         $   837
                                        =======         =======

** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-eight MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-five subaccounts of the MONY Custom Estate Master commenced operations during the six months ended June 30, 2001. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

3. Related Party Transactions

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the six months ended June 30, 2001 aggregated $58,784.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                     MONY

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
MONY Custom Estate Master Subaccounts          Reinvestments)  Redeemed
-------------------------------------          -------------- -----------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............    $    287      $    24
Long Term Bond Portfolio......................       1,197          274
Government Securities Portfolio...............       2,446          198
Money Market Portfolio........................     104,505       52,436
Enterprise Accumulation Trust
Equity Portfolio..............................      20,138        3,917
Small Company Value Portfolio.................      17,044        2,003
Managed Portfolio.............................      12,375        4,609
International Growth Portfolio................      12,022          654
High Yield Bond Portfolio.....................         925          233
Growth Portfolio..............................      33,767       10,604
Growth and Income Portfolio...................      17,724        2,158
Small Company Growth Portfolio................      14,641        1,060
Equity Income Portfolio.......................       4,851        8,826
Capital Appreciation Portfolio................      17,777        1,267
Multi-Cap Growth Portfolio....................      35,466        3,716
Balanced Portfolio............................         286           25
Dreyfus
Dreyfus Stock Index Fund......................      38,333        3,589
Dreyfus Socially Responsible Growth Fund, Inc.       3,620        1,255
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio..........................      61,358        5,136
VIP II Contrafund Portfolio...................      16,574        1,741
VIP III Growth Opportunities Portfolio........      10,518          727
Janus Aspen Series Fund
Aggressive Growth Portfolio...................      33,039        3,142
Balanced Portfolio............................      24,121        2,855
Capital Appreciation Portfolio................      42,741        3,549
Worldwide Growth Portfolio....................      34,439        4,440

                                 MONY AMERICA

                              Variable Account S

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)


                                                                                       MONYVestor
                                                                ---------------------------------------------------------
                                                                                 MONY Series Fund, Inc.
                                                                ---------------------------------------------------------
                                                                  Equity     Equity   Intermediate               Money
                                                                  Growth     Income    Term Bond   Diversified   Market
                                                                Subaccount Subaccount  Subaccount  Subaccount  Subaccount
                                                                ---------- ---------- ------------ ----------- ----------
                            ASSETS
Shares held in respective Funds................................     9,643      7,962      3,571       15,593     61,733
                                                                 ========   ========    =======     ========    =======
Investments at cost............................................  $228,378   $165,322    $37,537     $228,546    $61,733
                                                                 ========   ========    =======     ========    =======
Investments in respective Funds, at net asset value............  $167,410   $136,068    $38,495     $180,876    $61,733
                                                                 --------   --------    -------     --------    -------
       Total assets............................................   167,410    136,068     38,495      180,876     61,733
                                                                 --------   --------    -------     --------    -------
                          LIABILITIES
Amount due to MONY America.....................................       372        298         81          397        130
                                                                 --------   --------    -------     --------    -------
       Total Liabilities.......................................       372        298         81          397        130
                                                                 --------   --------    -------     --------    -------
Net assets.....................................................  $167,038   $135,770    $38,414     $180,479    $61,603
                                                                 ========   ========    =======     ========    =======
Net assets consist of:
 Contractholders' net payments.................................  $  8,762   $(20,379)   $ 9,640     $ 15,447    $31,680
 Undistributed net investment income...........................   176,289    139,813     28,971      194,122     29,923
 Accumulated net realized gain (loss) on investments...........    42,955     45,590     (1,155)      18,580          0
 Net unrealized appreciation (depreciation) of investments.....   (60,968)   (29,254)       958      (47,670)         0
                                                                 --------   --------    -------     --------    -------
Net assets.....................................................  $167,038   $135,770    $38,414     $180,479    $61,603
                                                                 ========   ========    =======     ========    =======
Number of units outstanding*...................................     2,872      2,841      1,668        4,273      3,323
                                                                 --------   --------    -------     --------    -------
Net asset value per unit outstanding*..........................  $  58.17   $  47.79    $ 23.03     $  42.24    $ 18.54
                                                                 ========   ========    =======     ========    =======
---------------------------------------------------------------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account S

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)



                                                                                       MONYVestor
                                                                --------------------------------------------------------
                                                                                 MONY Series Fund, Inc.
                                                                --------------------------------------------------------
                                                                  Equity     Equity   Intermediate               Money
                                                                  Growth     Income    Term Bond   Diversified   Market
                                                                Subaccount Subaccount  Subaccount  Subaccount  Subaccount
                                                                ---------- ---------- ------------ ----------- ----------
Dividend income................................................ $       0   $  2,328     $2,054     $  2,070     $1,456
Distributions from net realized gains..........................    75,304     13,545          0       48,101          0
Mortality and expense risk charges.............................      (765)      (596)      (162)        (815)      (260)
                                                                ---------   --------     ------     --------     ------
Net investment income..........................................    74,539     15,277      1,892       49,356      1,196
                                                                ---------   --------     ------     --------     ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments ......................       277         96         (2)         109          0
 Net change in unrealized depreciation of investments..........  (100,647)   (26,246)      (634)     (73,909)         0
                                                                ---------   --------     ------     --------     ------
Net realized and unrealized loss on investments................  (100,370)   (26,150)      (636)     (73,800)         0
                                                                ---------   --------     ------     --------     ------
Net increase (decrease) in net assets resulting from operations $ (25,831)  $(10,873)    $1,256     $(24,444)    $1,196
                                                                =========   ========     ======     ========     ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account S

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                 MONYVestor
                                                                          ------------------------
                                                                           MONY Series Fund, Inc.
                                                                          ------------------------
                                                                                   Equity
                                                                                   Growth
                                                                                 Subaccount
                                                                          ------------------------
                                                                          For the six    For the
                                                                          months ended  year ended
                                                                            June 30,   December 31,
                                                                              2001         2000
                                                                          ------------ ------------
                                                                          (unaudited)
From operations:
  Net investment income..................................................  $  74,539     $ 44,301
  Net realized gain (loss) on investments................................        277        2,456
  Net change in unrealized appreciation (depreciation) of investments....   (100,647)     (66,525)
                                                                           ---------     --------
Net increase (decrease) in net assets resulting from operations..........    (25,831)     (19,768)
                                                                           ---------     --------
From unit transactions:
  Net proceeds from the issuance of units................................          0          367
  Net asset value of units redeemed or used to meet contract obligations.       (760)      (1,860)
                                                                           ---------     --------
Net decrease from unit transactions......................................       (760)      (1,493)
                                                                           ---------     --------
Net increase (decrease) in net assets....................................    (26,591)     (21,261)
Net assets beginning of period...........................................    193,629      214,890
                                                                           ---------     --------
Net assets end of period*................................................  $ 167,038     $193,629
                                                                           =========     ========
Unit Transactions:
Units outstanding beginning of period....................................      2,884        2,905
Units issued during the period...........................................          0            7
Units redeemed during the period.........................................        (12)         (28)
                                                                           ---------     --------
Units outstanding end of period..........................................      2,872        2,884
                                                                           =========     ========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                          $ 176,289     $101,750
                                                                           =========     ========

                      See notes to financial statements.

                                              MONYVestor
------------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------
         Equity                 Intermediate
         Income                   Term Bond                Diversified              Money Market
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six    For the    For the six  For the year For the six  For the year For the six  For the year
months ended  year ended  months ended    ended     months ended    ended     months ended    ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
  $ 15,277     $ 20,652     $ 1,892      $ 1,861      $ 49,356     $ 35,336     $ 1,196      $ 3,018
        96          518          (2)         (34)          109        1,401           0            0
   (26,246)     (13,937)       (634)         652       (73,909)     (53,113)          0            0
  --------     --------     -------      -------      --------     --------     -------      -------
   (10,873)       7,233       1,256        2,479       (24,444)     (16,376)      1,196        3,018
  --------     --------     -------      -------      --------     --------     -------      -------
         0          140           0          311             0          467           0          156
      (402)      (1,112)       (415)        (873)         (871)      (1,850)       (192)        (405)
  --------     --------     -------      -------      --------     --------     -------      -------
      (402)        (972)       (415)        (562)         (871)      (1,383)       (192)        (249)
  --------     --------     -------      -------      --------     --------     -------      -------
   (11,275)       6,261         841        1,917       (25,315)     (17,759)      1,004        2,769
   147,045      140,784      37,573       35,656       205,794      223,553      60,599       57,830
  --------     --------     -------      -------      --------     --------     -------      -------
  $135,770     $147,045     $38,414      $37,573      $180,479     $205,794     $61,603      $60,599
  ========     ========     =======      =======      ========     ========     =======      =======
     2,849        2,869       1,687        1,713         4,292        4,320       3,334        3,348
         0            3           0           15             0            9          (0)           9
        (8)         (23)        (19)         (41)          (19)         (37)        (11)         (23)
  --------     --------     -------      -------      --------     --------     -------      -------
     2,841        2,849       1,668        1,687         4,273        4,292       3,323        3,334
  ========     ========     =======      =======      ========     ========     =======      =======

  $139,813     $124,536     $28,971      $27,079      $194,122     $144,766     $29,923      $28,727
  ========     ========     =======      =======      ========     ========     =======      =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account S

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1. Organization and Business

   MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

   There are currently six MONYVestor subaccounts available within the Variable Account. One of the subaccounts has no assets and each of the remaining five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the Portfolios of the Fund determined on the identified cost basis. Dividend income and distributions of net realized gains from the Portfolios of the Fund are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Fund. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes.

                                 MONY AMERICA

                              Variable Account S

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


   The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all MONYVestor subaccounts for the six months ended June 30, 2001 aggregated $2,642.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares for each subaccount during the six months ended June 30, 2001 were as follows:

                                 Cost of Shares
                                    Acquired     Proceeds
                                   (Excludes    from Shares
MONYVestor Subaccounts           Reinvestments)  Redeemed
----------------------           -------------- -----------
MONY Series Fund, Inc.:
Equity Growth Portfolio.........       $0         $1,216
Equity Income Portfolio.........        0            746
Intermediate Term Bond Portfolio        0            508
Diversified Portfolio...........        0          1,356
Money Market Portfolio..........        0            342

                                     MONY

                              Variable Account S

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                      MONYVester
                                                                ---------------------
                                                                MONY Series Fund, Inc.
                                                                ---------------------
                                                                  Equity
                                                                  Income   Diversified
                                                                Subaccount Subaccount
                                                                ---------- -----------
                            ASSETS
Shares held in respective Funds................................    4,008        4,753
                                                                 =======    =========
Investments at cost............................................  $73,252    $  79,716
                                                                 =======    =========
Investments in respective Funds, at net asset value............  $68,492    $  55,138
                                                                 -------    ---------
       Total assets............................................   68,492       55,138
                                                                 -------    ---------
                          LIABILITIES
Amount due to MONY.............................................      150          121
                                                                 -------    ---------
Net assets.....................................................  $68,342    $  55,017
                                                                 =======    =========
Net assets consist of:
 Contractholders' net payments.................................  $14,245    $(268,630)
 Undistributed net investment income...........................   55,182      219,015
 Accumulated net realized gain on investments..................    3,675      129,210
 Net unrealized appreciation of investments....................   (4,760)     (24,578)
                                                                 -------    ---------
Net assets.....................................................  $68,342    $  55,017
                                                                 =======    =========
Number of units outstanding*...................................    1,514        1,394
                                                                 -------    ---------
Net asset value per unit outstanding*..........................  $ 45.13    $   39.48
                                                                 =======    =========
---------------------------------------------------------------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account S

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)


                                                            MONYVester
                                                      ---------------------
                                                      MONY Series Fund, Inc.
                                                      ---------------------
                                                        Equity
                                                        Income   Diversified
                                                      Subaccount Subaccount
                                                      ---------- -----------
Dividend income......................................  $  1,170   $    714
Distributions from net realized gains................     6,808     14,550
Mortality and expense risk charges...................      (299)      (262)
                                                       --------   --------
Net investment income................................     7,679     15,002
                                                       --------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain on investments....................        50     14,237
 Net change in unrealized depreciation of investments   (13,193)   (38,049)
                                                       --------   --------
Net realized and unrealized loss on investments......   (13,143)   (23,812)
                                                       --------   --------
Net decrease in net assets resulting from operations.  $ (5,464)  $ (8,810)
                                                       ========   ========

                      See notes to financial statements.

                                     MONY

                              Variable Account S

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                    MONYVester
                                                                --------------------------------------------------
                                                                              MONY Series Fund, Inc.
                                                                --------------------------------------------------
                                                                      Equity Income              Diversified
                                                                       Subaccount                Subaccount
                                                                ------------------------  ------------------------
                                                                For the six  For the year For the six  For the year
                                                                months ended    ended     months ended    ended
                                                                  June 30,   December 31,   June 30,   December 31,
                                                                    2001         2000         2001         2000
                                                                ------------ ------------ ------------ ------------
                                                                (unaudited)               (unaudited)
From operations:
 Net investment income.........................................   $  7,679     $10,347      $ 15,002     $ 21,143
 Net realized gain on investments..............................         50         207        14,237          489
 Net change in unrealized depreciation of investments..........    (13,193)     (6,907)      (38,049)     (31,433)
                                                                  --------     -------      --------     --------
Net increase (decrease) in net assets resulting from operations     (5,464)      3,647        (8,810)      (9,801)
                                                                  --------     -------      --------     --------
From unit transactions:
 Net asset value of units redeemed or used to meet contract
 obligations...................................................        (43)        (93)      (59,552)        (361)
                                                                  --------     -------      --------     --------
Net decrease from unit transactions............................        (43)        (93)      (59,552)        (361)
                                                                  --------     -------      --------     --------
Net increase (decrease) in net assets..........................     (5,507)      3,554       (68,362)     (10,162)
Net assets beginning of period.................................     73,849      70,295       123,379      133,541
                                                                  --------     -------      --------     --------
Net assets end of period*......................................   $ 68,342     $73,849      $ 55,017     $123,379
                                                                  ========     =======      ========     ========
Unit transactions:
 Units outstanding beginning of period.........................      1,515       1,517         2,753        2,761
 Units redeemed during the period..............................         (1)         (2)       (1,359)          (8)
                                                                  --------     -------      --------     --------
Units outstanding end of period................................      1,514       1,515         1,394        2,753
                                                                  ========     =======      ========     ========
---------------------------------------------------------------
* Includes undistributed net investment income of:                $ 55,182     $47,503      $219,015     $204,013
                                                                  ========     =======      ========     ========

                      See notes to financial statements.

                                     MONY

                              Variable Account S

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

   MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY.

   There are currently six MONYVestor subaccounts available within the Variable Account. Four of the subaccounts have no assets and the remaining two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2.  Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Fund determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Fund are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Fund. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for any premium taxes.

   The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is

                                     MONY

                              Variable Account S

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all subaccounts of the Variable Account for the six months ended June 30, 2001 aggregated $61,166.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as the investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                       Cost of Shares
                                          Acquired     Proceeds
                                         (Excludes    from Shares
               MONYVestor Subaccounts  Reinvestments)  Redeemed
               ----------------------  -------------- -----------
               MONY Series Fund, Inc.:
               Equity Income Portfolio       $0         $   215
               Diversified Portfolio..        0          59,733

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                        MONYMaster
                                                    -------------------------------------------------
                                                                  MONY Series Fund, Inc.
                                                    -------------------------------------------------
                                                      Equity       Equity    Intermediate Long Term
                                                      Growth       Income     Term Bond      Bond
                                                    Subaccount   Subaccount   Subaccount  Subaccount
                                                    -----------  ----------  ------------ -----------
                      ASSETS
Shares held in respective Funds....................      33,896      37,792    2,027,741    2,596,161
                                                    ===========  ==========  ===========  ===========
Investments at cost................................ $ 1,053,691  $  878,653  $22,210,332  $34,042,752
                                                    ===========  ==========  ===========  ===========
Investments in respective Funds, at net asset value $   588,431  $  645,872  $21,859,051  $33,127,010
Amount due from MONY America.......................           0           0            0          299
Amount due from respective Funds...................           0           0       13,080      139,584
                                                    -----------  ----------  -----------  -----------
       Total assets................................     588,431     645,872   21,872,131   33,266,893
                                                    -----------  ----------  -----------  -----------
                    LIABILITIES
Amount due to MONY America.........................       1,924       2,103       82,265      246,440
Amount due to respective Funds.....................           0           0            0          299
                                                    -----------  ----------  -----------  -----------
       Total liabilities...........................       1,924       2,103       82,265      246,739
                                                    -----------  ----------  -----------  -----------
Net assets......................................... $   586,507  $  643,769  $21,789,866  $33,020,154
                                                    ===========  ==========  ===========  ===========
Net assets consist of:
 Contractholders' net payments..................... $(1,198,140) $ (933,357) $ 9,875,478  $11,211,988
 Undistributed net investment income...............   1,014,341   1,102,678   11,697,354   22,169,841
 Accumulated net realized gain on investments......   1,235,566     707,229      568,315      554,067
 Net unrealized depreciation of investments........    (465,260)   (232,781)    (351,281)    (915,742)
                                                    -----------  ----------  -----------  -----------
Net assets......................................... $   586,507  $  643,769  $21,789,866  $33,020,154
                                                    ===========  ==========  ===========  ===========
Number of units outstanding*.......................      11,128      14,610    1,021,151    1,268,214
                                                    -----------  ----------  -----------  -----------
Net asset value per unit outstanding*.............. $     52.71  $    44.06  $     21.34  $     26.04
                                                    ===========  ==========  ===========  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                        MONYMaster              ValueMaster
                                                           ------------------------------------ -----------
                                                                        MONY Series Fund, Inc.
                                                           ------------------------------------------------
                                                                          Money     Government     Money
                                                           Diversified    Market    Securities    Market
                                                           Subaccount   Subaccount  Subaccount  Subaccount
                                                           -----------  ----------- ----------- -----------
                          ASSETS
Shares held in respective Funds...........................      45,237   88,295,535   1,474,018  1,182,885
                                                           ===========  =========== =========== ==========
Investments at cost....................................... $   803,828  $88,295,535 $16,064,561 $1,182,885
                                                           ===========  =========== =========== ==========
Investments in respective Funds, at net asset value....... $   524,755  $88,295,535 $16,317,381 $1,182,885
Amount due from MONY America..............................           0          100         640          0
Amount due from respective Funds..........................           0      214,826      10,709          0
                                                           -----------  ----------- ----------- ----------
       Total assets.......................................     524,755   88,510,461  16,328,730  1,182,885
                                                           -----------  ----------- ----------- ----------
                       LIABILITIES
Amount due to MONY America................................       1,698      504,314      64,826      3,718
Amount due to respective Funds............................           0          100         640          0
                                                           -----------  ----------- ----------- ----------
       Total liabilities..................................       1,698      504,414      65,466      3,718
                                                           -----------  ----------- ----------- ----------
Net assets................................................ $   523,057  $88,006,047 $16,263,264 $1,179,167
                                                           ===========  =========== =========== ==========
Net assets consist of:
 Contractholders' net payments............................ $(1,690,942) $48,274,030 $11,251,573 $  619,253
 Undistributed net investment income......................   1,589,889   39,732,017   3,868,961    559,914
 Accumulated net realized gain on investments.............     903,183            0     889,910          0
 Net unrealized appreciation (depreciation) of investments    (279,073)           0     252,820          0
                                                           -----------  ----------- ----------- ----------
Net assets................................................ $   523,057  $88,006,047 $16,263,264 $1,179,167
                                                           ===========  =========== =========== ==========
Number of units outstanding*..............................      13,559    5,050,118   1,173,601     74,088
                                                           -----------  ----------- ----------- ----------
Net asset value per unit outstanding*..................... $     38.58  $     17.43 $     13.86 $    15.92
                                                           ===========  =========== =========== ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                               ValueMaster
                                                           ---------------------------------------------------
                                                                          OCC Accumulation Trust
                                                           ---------------------------------------------------
                                                           US Government
                                                              Income       Equity     Small Cap     Managed
                                                            Subaccount   Subaccount   Subaccount   Subaccount
                                                           ------------- -----------  ----------  ------------
                          ASSETS
Shares held in respective Funds...........................      70,409        31,980      30,400       331,404
                                                            ==========   ===========  ==========  ============
Investments at cost.......................................  $  743,016   $ 1,068,703  $  716,205  $ 13,473,958
                                                            ==========   ===========  ==========  ============
Investments in respective Funds, at net asset value.......  $  741,411   $ 1,152,238  $  978,574  $ 14,034,967
Amount due from Mony America..............................           0           300         300           400
Amount due from respective Funds..........................           0            14           0            16
Dividends Receivable......................................       1,477             0           0             0
                                                            ----------   -----------  ----------  ------------
       Total assets.......................................     742,888     1,152,552     978,874    14,035,383
                                                            ----------   -----------  ----------  ------------
                       LIABILITIES
Amount due to MONY America................................       2,316         3,698       2,852        44,819
Amount due to respective funds............................           0           300         300           400
                                                            ----------   -----------  ----------  ------------
       Total liabilities..................................       2,316         3,998       3,152        45,219
                                                            ----------   -----------  ----------  ------------
Net Assets................................................  $  740,572   $ 1,148,554  $  975,722  $ 13,990,164
                                                            ==========   ===========  ==========  ============
Net assets consist of:
 Contractholders' net payments............................  $ (734,880)  $(1,333,109) $ (642,723) $(21,726,675)
 Undistributed net investment income......................   1,420,148       491,189     341,669     5,899,429
 Accumulated net realized gain on investments.............      56,909     1,906,939   1,014,407    29,256,401
 Net unrealized appreciation (depreciation) of investments      (1,605)       83,535     262,369       561,009
                                                            ----------   -----------  ----------  ------------
Net assets................................................  $  740,572   $ 1,148,554  $  975,722  $ 13,990,164
                                                            ==========   ===========  ==========  ============
Number of units outstanding*..............................      37,499        22,946      21,105       231,015
                                                            ----------   -----------  ----------  ------------
Net asset value per unit outstanding*.....................  $    19.75   $     50.06  $    46.23  $      60.56
                                                            ==========   ===========  ==========  ============

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                                  MONYMaster
                                                    ---------------------------------------------------------------------
                                                                        Enterprise Accumulation Trust
                                                    ---------------------------------------------------------------------
                                                                  Small Company                 International High Yield
                                                       Equity         Value        Managed         Growth        Bond
                                                     Subaccount    Subaccount     Subaccount     Subaccount   Subaccount
                                                    ------------  ------------- --------------  ------------- -----------
                      ASSETS
Shares held in respective Funds....................    8,046,104     6,568,374      35,711,886     5,416,073    5,860,343
                                                    ============  ============  ==============  ============  ===========
Investments at cost................................ $287,853,879  $186,728,309  $1,084,442,551  $ 41,624,034  $29,951,852
                                                    ============  ============  ==============  ============  ===========
Investments in respective Funds, at net asset value $195,600,777  $188,972,115  $  819,944,894  $ 29,734,242  $26,019,925
Amount due from MONY America.......................        1,290         1,196           2,285           774          452
Amount due from respective Funds...................      268,013       160,315         983,510        36,533        2,113
                                                    ------------  ------------  --------------  ------------  -----------
       Total assets................................  195,870,080   189,133,626     820,930,689    29,771,549   26,022,490
                                                    ------------  ------------  --------------  ------------  -----------
                    LIABILITIES
Amount due to MONY America.........................      900,617       743,041       3,642,303       136,027       88,586
Amount due to respective Funds.....................        1,290         1,196           2,285           774          452
                                                    ------------  ------------  --------------  ------------  -----------
       Total liabilities...........................      901,907       744,237       3,644,588       136,801       89,038
                                                    ------------  ------------  --------------  ------------  -----------
Net assets......................................... $194,968,173  $188,389,389  $  817,286,101  $ 29,634,748  $25,933,452
                                                    ============  ============  ==============  ============  ===========
Net assets consist of:
 Contractholders' net payments..................... $(15,902,450) $(39,251,964) $ (441,540,001) $ 12,463,792  $14,766,053
 Undistributed net investment income...............  149,488,443   112,310,491     986,719,607     9,457,334   22,985,644
 Accumulated net realized gain (loss) on
   investments.....................................  153,635,282   113,087,056     536,604,152    19,603,414   (7,886,318)
 Net unrealized appreciation (depreciation) of
   investments.....................................  (92,253,102)    2,243,806    (264,497,657)  (11,889,792)  (3,931,927)
                                                    ------------  ------------  --------------  ------------  -----------
Net assets......................................... $194,968,173  $188,389,389  $  817,286,101  $ 29,634,748  $25,933,452
                                                    ============  ============  ==============  ============  ===========
Number of units outstanding*.......................    4,714,299     3,402,716      14,254,418     2,233,240    1,728,367
                                                    ------------  ------------  --------------  ------------  -----------
Net asset value per unit outstanding*.............. $      41.36  $      55.36  $        57.34  $      13.27  $     15.00
                                                    ============  ============  ==============  ============  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                        MONYMaster
                                    ---------------------------------------------------------------------------------
                                                                        MONY Series Fund, Inc.
                                    ----------------------------------------------------------------------------------
                                      Equity     Equity   Intermediate Long Term                  Money     Government
                                      Growth     Income    Term Bond      Bond      Diversified   Market    Securities
                                    Subaccount Subaccount  Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
                                    ---------- ---------- ------------ -----------  ----------- ----------  ----------
Dividend income.................... $       0  $  11,308   $1,206,124  $ 1,865,468   $   5,847  $2,242,955  $ 867,755
Distribution from net realized
 gains.............................   265,426     65,801            0            0     135,913           0          0
Mortality and expense risk charges.    (4,141)    (4,367)    (140,676)    (220,334)     (4,246)   (585,082)  (111,763)
                                    ---------  ---------   ----------  -----------   ---------  ----------  ---------
Net investment income..............   261,285     72,742    1,065,448    1,645,134     137,514   1,657,873    755,992
                                    ---------  ---------   ----------  -----------   ---------  ----------  ---------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.....................   (27,947)   (12,121)     (68,259)    (429,327)    (44,896)          0      2,093
  Net change in unrealized
   depreciation of investments.....  (332,932)  (119,455)    (284,016)    (936,102)   (192,913)          0   (334,409)
                                    ---------  ---------   ----------  -----------   ---------  ----------  ---------
Net realized and unrealized loss on
 investments.......................  (360,879)  (131,576)    (352,275)  (1,365,429)   (237,809)          0   (332,316)
                                    ---------  ---------   ----------  -----------   ---------  ----------  ---------
Net increase (decrease) in net
 assets resulting from
 operations........................ $ (99,594) $ (58,834)  $  713,173  $   279,705   $(100,295) $1,657,873  $ 423,676
                                    =========  =========   ==========  ===========   =========  ==========  =========

                                    ValueMaster
                                    -----------


                                       Money
                                      Market
                                    Subaccount
                                    -----------
Dividend income....................   $23,654
Distribution from net realized
 gains.............................         0
Mortality and expense risk charges.    (6,313)
                                      -------
Net investment income..............    17,341
                                      -------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.....................         0
  Net change in unrealized
   depreciation of investments.....         0
                                      -------
Net realized and unrealized loss on
 investments.......................         0
                                      -------
Net increase (decrease) in net
 assets resulting from
 operations........................   $17,341
                                      =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                                      ValueMaster
                                                                     ---------------------------------------------
                                                                                 OCC Accumulation Trust
                                                                     ---------------------------------------------
                                                                     US Government
                                                                        Income       Equity   Small Cap   Managed
                                                                      Subaccount   Subaccount Subaccount Subaccount
                                                                     ------------- ---------- ---------- ----------
Dividend income.....................................................    $16,365     $ 17,797   $ 76,739  $ 337,990
Distribution from net realized gains................................          0            0          0          0
Mortality and expense risk charges..................................     (4,498)      (7,971)    (6,071)   (91,774)
                                                                        -------     --------   --------  ---------
Net investment income...............................................     11,867        9,826     70,668    246,216
                                                                        -------     --------   --------  ---------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................     (1,037)     (31,799)    52,837    220,788
 Net change in unrealized appreciation (depreciation) of investments      3,482       18,420    (73,911)  (529,341)
                                                                        -------     --------   --------  ---------
Net realized and unrealized gain (loss) on investments..............      2,445      (13,379)   (21,074)  (308,553)
                                                                        -------     --------   --------  ---------
Net increase (decrease) in net assets resulting from operations.....    $14,312     $ (3,553)  $ 49,594  $ (62,337)
                                                                        =======     ========   ========  =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                                  MONYMaster
                                                     --------------------------------------------------------------------
                                                                         Enterprise Accumulation Trust
                                                     --------------------------------------------------------------------
                                                                   Small Company                International High Yield
                                                        Equity         Value       Managed         Growth        Bond
                                                      Subaccount    Subaccount    Subaccount     Subaccount   Subaccount
                                                     ------------  ------------- -------------  ------------- -----------
Dividend income..................................... $          0   $         0  $           0   $         0  $ 1,303,207
Distribution from net realized gains................            0             0              0             0            0
Mortality and expense risk charges..................   (1,382,024)   (1,193,199)    (5,587,708)     (220,880)    (182,301)
                                                     ------------   -----------  -------------   -----------  -----------
Net investment income (loss)........................   (1,382,024)   (1,193,199)    (5,587,708)     (220,880)   1,120,906
                                                     ------------   -----------  -------------   -----------  -----------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............  (22,613,070)      821,797   (114,828,564)   (4,955,863)  (1,041,187)
 Net change in unrealized appreciation
   (depreciation) of investments....................  (10,679,249)   17,175,125     65,503,206    (3,607,292)     907,685
                                                     ------------   -----------  -------------   -----------  -----------
Net realized and unrealized gain (loss) on
  investments.......................................  (33,292,319)   17,996,922    (49,325,358)   (8,563,155)    (133,502)
                                                     ------------   -----------  -------------   -----------  -----------
Net increase (decrease) in net assets resulting from
  operations........................................ $(34,674,343)  $16,803,723  $ (54,913,066)  $(8,784,035) $   987,404
                                                     ============   ===========  =============   ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                 MONYMaster
                                                                          ------------------------
                                                                           MONY Series Fund, Inc.
                                                                          ------------------------
                                                                                Equity Growth
                                                                                 Subaccount
                                                                          ------------------------
                                                                          For the six  For the year
                                                                          months ended    ended
                                                                            June 30,   December 31,
                                                                              2001         2000
                                                                          ------------ ------------
                                                                          (unaudited)
From operations:
  Net investment income..................................................  $  261,285   $  193,162
  Net realized gain (loss) on investments................................     (27,947)     108,853
  Net change in unrealized appreciation (depreciation) of investments....    (332,932)    (392,959)
                                                                           ----------   ----------
Net increase (decrease) in net assets resulting from operations..........     (99,594)     (90,944)
                                                                           ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units................................       1,429       55,804
  Net asset value of units redeemed or used to meet contract obligations.    (121,692)    (391,473)
                                                                           ----------   ----------
Net decrease from unit transactions......................................    (120,263)    (335,669)
                                                                           ----------   ----------
Net decrease in net assets...............................................    (219,857)    (426,613)
Net assets beginning of period...........................................     806,364    1,232,977
                                                                           ----------   ----------
Net assets end of period*................................................  $  586,507   $  806,364
                                                                           ==========   ==========
Unit transactions:
Units outstanding beginning of period....................................      13,226       18,277
Units issued during the period...........................................           8          815
Units redeemed during the period.........................................      (2,106)      (5,866)
                                                                           ----------   ----------
Units outstanding end of period..........................................      11,128       13,226
                                                                           ==========   ==========
------------------------------------------------------------------------
*Includes undistributed net investment income of:                          $1,014,341   $  753,056
                                                                           ==========   ==========

                      See notes to financial statements.

                                  MONYMaster
------------------------------------------------------------------------------
                            MONY Series Fund, Inc.
------------------------------------------------------------------------------
      Equity Income         Intermediate Term Bond         Long Term Bond
       Subaccount                 Subaccount                 Subaccount
------------------------  -------------------------  -------------------------
For the six  For the year For the six  For the year  For the six  For the year
months ended    ended     months ended    ended      months ended    ended
  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
    2001         2000         2001         2000          2001         2000
------------ ------------ ------------ ------------  ------------ ------------
(unaudited)               (unaudited)                (unaudited)
 $   72,742   $  133,649  $ 1,065,448  $  1,500,746  $ 1,645,134  $  2,798,794
    (12,121)      (9,933)     (68,259)     (612,094)    (429,327)   (3,554,370)
   (119,455)     (97,162)    (284,016)      698,015     (936,102)    6,281,120
 ----------   ----------  -----------  ------------  -----------  ------------
    (58,834)      26,554      713,173     1,586,667      279,705     5,525,544
 ----------   ----------  -----------  ------------  -----------  ------------
      2,250        6,051      863,670     1,181,734    1,052,282     1,965,379
    (93,954)    (279,056)  (3,193,357)  (14,031,293)  (5,445,601)  (24,765,940)
 ----------   ----------  -----------  ------------  -----------  ------------
    (91,704)    (273,005)  (2,329,687)  (12,849,559)  (4,393,319)  (22,800,561)
 ----------   ----------  -----------  ------------  -----------  ------------
   (150,538)    (246,451)  (1,616,514)  (11,262,892)  (4,113,614)  (17,275,017)
    794,307    1,040,758   23,406,380    34,669,272   37,133,768    54,408,785
 ----------   ----------  -----------  ------------  -----------  ------------
 $  643,769   $  794,307  $21,789,866  $ 23,406,380  $33,020,154  $ 37,133,768
 ==========   ==========  ===========  ============  ===========  ============
     16,657       22,870    1,131,476     1,787,011    1,436,552     2,404,096
         26          135       40,839        56,328       40,057        75,820
     (2,073)      (6,348)    (151,164)     (711,863)    (208,395)   (1,043,364)
 ----------   ----------  -----------  ------------  -----------  ------------
     14,610       16,657    1,021,151     1,131,476    1,268,214     1,436,552
 ==========   ==========  ===========  ============  ===========  ============

 $1,102,678   $  896,287  $11,697,354  $ 10,631,906  $22,169,841  $ 20,524,707
 ==========   ==========  ===========  ============  ===========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                              MONYMaster
                                                                       ------------------------
                                                                        MONY Series Fund, Inc.
                                                                       ------------------------
                                                                              Diversified
                                                                              Subaccount
                                                                       ------------------------
                                                                       For the six    For the
                                                                       months ended  year ended
                                                                         June 30,   December 31,
                                                                           2001         2000
                                                                       ------------ ------------
                                                                       (unaudited)
From operations:
Net investment income.................................................  $  137,514   $  222,062
Net realized gain (loss) on investments...............................     (44,896)      34,817
Net change in unrealized appreciation (depreciation) of investments...    (192,913)    (363,646)
                                                                        ----------   ----------
Net increase (decrease) in net assets resulting from operations.......    (100,295)    (106,767)
                                                                        ----------   ----------
From unit transactions:
Net proceeds from the issuance of units...............................      24,022       22,224
Net asset value of units redeemed or used to meet contract obligations    (445,562)    (355,551)
                                                                        ----------   ----------
Net increase (decrease) from unit transactions........................    (421,540)    (333,327)
                                                                        ----------   ----------
Net increase (decrease) in net assets.................................    (521,835)    (440,094)
Net assets beginning of period........................................   1,044,892    1,484,986
                                                                        ----------   ----------
Net assets end of period*.............................................  $  523,057   $1,044,892
                                                                        ==========   ==========
Unit transactions:
Units outstanding beginning of period.................................      23,813       31,223
Units issued during the period........................................         510          473
Units redeemed during the period......................................     (10,764)      (7,883)
                                                                        ----------   ----------
Units outstanding end of period.......................................      13,559       23,813
                                                                        ==========   ==========
-----------
*Includes undistributed net investment income of:                       $1,589,889   $1,452,375
                                                                        ==========   ==========

                      See notes to financial statements.

                      MONYMaster                               ValueMaster
------------------------------------------------------  ------------------------
                             MONY Series Fund, Inc.
--------------------------------------------------------------------------------
        Money Market           Government Securities          Money Market
         Subaccount                  Subaccount                Subaccount
---------------------------  -------------------------  ------------------------
For the six     For the      For the six    For the     For the six    For the
months ended   year ended    months ended  year ended   months ended  year ended
  June 30,    December 31,     June 30,   December 31,    June 30,   December 31,
    2001          2000           2001         2000          2001         2000
------------  -------------  ------------ ------------  ------------ ------------
(unaudited)                  (unaudited)                (unaudited)
$  1,657,873  $   5,844,207  $   755,992  $  1,254,998   $   17,341  $    57,114
           0              0        2,093      (577,644)           0            0
           0              0     (334,409)    1,071,807            0            0
------------  -------------  -----------  ------------   ----------  -----------
   1,657,873      5,844,207      423,676     1,749,161       17,341       57,114
------------  -------------  -----------  ------------   ----------  -----------
  27,377,605     81,647,170      999,107     1,471,783      501,682      898,061
 (37,502,026)  (179,100,950)  (4,441,485)  (16,076,591)    (139,545)  (1,521,347)
------------  -------------  -----------  ------------   ----------  -----------
 (10,124,421)   (97,453,780)  (3,442,378)  (14,604,808)     362,137     (623,286)
------------  -------------  -----------  ------------   ----------  -----------
  (8,466,548)   (91,609,573)  (3,018,702)  (12,855,647)     379,478     (566,172)
  96,472,595    188,082,168   19,281,966    32,137,613      799,689    1,365,861
------------  -------------  -----------  ------------   ----------  -----------
$ 88,006,047  $  96,472,595  $16,263,264  $ 19,281,966   $1,179,167  $   799,689
============  =============  ===========  ============   ==========  ===========
   5,634,325     11,514,180    1,423,653     2,571,506       51,138       91,553
   1,584,904      4,831,032       72,745       108,792       31,772       59,840
  (2,169,111)   (10,710,887)    (322,797)   (1,256,645)      (8,822)    (100,255)
------------  -------------  -----------  ------------   ----------  -----------
   5,050,118      5,634,325    1,173,601     1,423,653       74,088       51,138
============  =============  ===========  ============   ==========  ===========

$ 39,732,017  $  38,074,144  $ 3,868,961  $  3,112,969   $  559,914  $   542,573
============  =============  ===========  ============   ==========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                 ValueMaster
                                                                          ------------------------
                                                                           OCC Accumulation Trust
                                                                          ------------------------
                                                                            US Government Income
                                                                                 Subaccount
                                                                          ------------------------
                                                                          For the six  For the year
                                                                          months ended    ended
                                                                            June 30,   December 31,
                                                                              2001         2000
                                                                          ------------ ------------
                                                                          (unaudited)
From operations:
  Net investment income (loss)...........................................  $   11,867   $   23,755
  Net realized gain (loss) on investments................................      (1,037)     (14,892)
  Net change in unrealized appreciation (depreciation) of investments....       3,482       44,306
                                                                           ----------   ----------
Net increase (decrease) in net assets resulting from operations..........      14,312       53,169
                                                                           ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units................................     149,203       25,135
  Net asset value of units redeemed or used to meet contract obligations.     (65,313)    (183,798)
                                                                           ----------   ----------
Net increase (decrease) from unit transactions...........................      83,890     (158,663)
                                                                           ----------   ----------
Net increase (decrease) in net assets....................................      98,202     (105,494)
Net assets beginning of period...........................................     642,370      747,864
                                                                           ----------   ----------
Net assets end of period*................................................  $  740,572   $  642,370
                                                                           ==========   ==========
Unit transactions:.......................................................
Units outstanding beginning of period....................................      33,160       42,106
Units issued during the period...........................................       7,658        1,385
Units redeemed during the period.........................................      (3,319)     (10,331)
                                                                           ----------   ----------
Units outstanding end of period..........................................      37,499       33,160
                                                                           ==========   ==========
------------------------------------------------------------------------
* Includes undistributed net investment income of:                         $1,420,148   $1,408,281
                                                                           ==========   ==========

                      See notes to financial statements.

                                  ValueMaster
 ----------------------------------------------------------------------------
                            OCC Accumulation Trust
 ----------------------------------------------------------------------------
          Equity                   Small Cap                  Managed
        Subaccount                Subaccount                Subaccount
 ------------------------  ------------------------  ------------------------
 For the six  For the year For the six  For the year For the six  For the year
 months ended    ended     months ended    ended     months ended    ended
   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
     2001         2000         2001         2000         2001         2000
 ------------ ------------ ------------ ------------ ------------ ------------
 (unaudited)               (unaudited)               (unaudited)
  $    9,826   $  144,609   $   70,668  $    (7,076) $   246,216  $ 1,663,207
     (31,799)      32,616       52,837       62,201      220,788    1,957,435
      18,420      (79,230)     (73,911)     349,504     (529,341)  (2,667,995)
  ----------   ----------   ----------  -----------  -----------  -----------
      (3,553)      97,995       49,594      404,629      (62,337)     952,647
  ----------   ----------   ----------  -----------  -----------  -----------
        (617)     444,318       16,100      231,113        6,251      165,264
    (259,426)    (816,352)    (234,846)  (1,446,556)  (1,527,080)  (9,659,904)
  ----------   ----------   ----------  -----------  -----------  -----------
    (260,043)    (372,034)    (218,746)  (1,215,443)  (1,520,829)  (9,494,640)
  ----------   ----------   ----------  -----------  -----------  -----------
    (263,596)    (274,039)    (169,152)    (810,814)  (1,583,166)  (8,541,993)
   1,412,150    1,686,189    1,144,874    1,955,688   15,573,330   24,115,323
  ----------   ----------   ----------  -----------  -----------  -----------
  $1,148,554   $1,412,150   $  975,722  $ 1,144,874  $13,990,164  $15,573,330
  ==========   ==========   ==========  ===========  ===========  ===========
      28,360       36,767       26,606       64,751      256,327      430,299
          58       10,494          320        6,775          103        3,004
      (5,472)     (18,901)      (5,821)     (44,920)     (25,415)    (176,976)
  ----------   ----------   ----------  -----------  -----------  -----------
      22,946       28,360       21,105       26,606      231,015      256,327
  ==========   ==========   ==========  ===========  ===========  ===========

  $  491,189   $  481,363   $  341,669  $   271,001  $ 5,899,429  $ 5,653,213
  ==========   ==========   ==========  ===========  ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                           MONYMaster
                    --------------------------------------------------------
                                  Enterprise Accumulation Trust
                    --------------------------------------------------------
                                                        Small Company
                               Equity                       Value
                             Subaccount                   Subaccount
                    ---------------------------  ---------------------------
                    For the six   For the year   For the six   For the year
                    months ended     ended       months ended     ended
                      June 30,    December 31,     June 30,    December 31,
                        2001          2000           2001          2000
                    ------------  -------------  ------------  -------------
                    (unaudited)                  (unaudited)
From operations:
 Net investment
   income (loss)... $ (1,382,024) $  80,786,180  $ (1,193,199) $  37,502,139
 Net realized gain
   (loss) on
   investments.....  (22,613,070)    21,329,964       821,797     13,553,564
 Net change in
   unrealized
   appreciation
   (depreciation)
   of investments..  (10,679,249)  (108,335,041)   17,175,125    (49,174,039)
                    ------------  -------------  ------------  -------------
Net increase
 (decrease) in net
 assets resulting
 from operations...  (34,674,343)    (6,218,897)   16,803,723      1,881,664
                    ------------  -------------  ------------  -------------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units...........    7,794,066     67,641,347     4,942,100     27,220,823
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations.....  (45,692,605)  (221,940,043)  (29,491,552)  (150,531,923)
                    ------------  -------------  ------------  -------------
Net decrease from
 unit transactions.  (37,898,539)  (154,298,696)  (24,549,452)  (123,311,100)
                    ------------  -------------  ------------  -------------
Net decrease in net
 assets............  (72,572,882)  (160,517,593)   (7,745,729)  (121,429,436)
Net assets
 beginning of
 period............  267,541,055    428,058,648   196,135,118    317,564,554
                    ------------  -------------  ------------  -------------
Net assets end of
 period*........... $194,968,173  $ 267,541,055  $188,389,389  $ 196,135,118
                    ============  =============  ============  =============
Unit transactions:
Units outstanding
 beginning of
 period............    5,595,324      8,378,174     3,867,795      6,338,206
Units issued during
 the period........      176,541      1,184,536        94,606        523,125
Units redeemed
 during the period.   (1,057,566)    (3,967,386)     (559,685)    (2,993,536)
                    ------------  -------------  ------------  -------------
Units outstanding
 end of period.....    4,714,299      5,595,324     3,402,716      3,867,795
                    ============  =============  ============  =============
-
*  Includes
   undistributed
   net investment
   income of:       $149,488,443  $ 150,870,467  $112,310,491  $  76,001,551
                    ============  =============  ============  =============

                      See notes to financial statements.

                                     MONYMaster
------------------------------------------------------------------------------------
                            Enterprise Accumulation Trust
------------------------------------------------------------------------------------

           Managed                International Growth          High Yield Bond
          Subaccount                   Subaccount                  Subaccount
-----------------------------  --------------------------  -------------------------
For the six     For the year   For the six   For the year  For the six  For the year
months ended       ended       months ended     ended      months ended    ended
  June 30,      December 31,     June 30,    December 31,    June 30,   December 31,
    2001            2000           2001          2000          2001         2000
-------------  --------------  ------------  ------------  ------------ ------------
(unaudited)                    (unaudited)                 (unaudited)
$  (5,587,708) $  356,776,592  $   (220,880) $  4,265,641  $ 1,120,906  $  3,376,243
 (114,828,564)   (207,007,487)   (4,955,863)   11,152,386   (1,041,187)   (4,303,732)
   65,503,206    (167,620,917)   (3,607,292)  (28,616,183)     907,685      (533,519)
-------------  --------------  ------------  ------------  -----------  ------------
  (54,913,066)    (17,851,812)   (8,784,035)  (13,198,156)     987,404    (1,461,008)
-------------  --------------  ------------  ------------  -----------  ------------
   12,684,897      44,069,361     6,976,675    34,485,046      979,188     1,644,713
 (140,166,112)   (756,867,032)  (13,260,423)  (59,915,919)  (6,268,628)  (27,717,434)
-------------  --------------  ------------  ------------  -----------  ------------
 (127,481,215)   (712,797,671)   (6,283,748)  (25,430,873)  (5,289,440)  (26,072,721)
-------------  --------------  ------------  ------------  -----------  ------------
 (182,394,281)   (730,649,483)  (15,067,783)  (38,629,029)  (4,302,036)  (27,533,729)
  999,680,382   1,730,329,865    44,702,531    83,331,560   30,235,488    57,769,217
-------------  --------------  ------------  ------------  -----------  ------------
$ 817,286,101  $  999,680,382  $ 29,634,748  $ 44,702,531  $25,933,452  $ 30,235,488
=============  ==============  ============  ============  ===========  ============
   16,443,234      28,518,300     2,646,801     4,031,563    2,074,927     3,816,497
      214,173         678,165       468,402     1,806,339       64,286        96,840
   (2,402,989)    (12,753,231)     (881,963)   (3,191,101)    (410,846)   (1,838,410)
-------------  --------------  ------------  ------------  -----------  ------------
   14,254,418      16,443,234     2,233,240     2,646,801    1,728,367     2,074,927
=============  ==============  ============  ============  ===========  ============
$ 986,719,607  $  992,307,315  $  9,457,334  $  9,678,214  $22,985,644  $ 21,864,738
=============  ==============  ============  ============  ===========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

   There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

                                 MONY AMERICA

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the six months ended June 30, 2001, the amounts deducted for such purposes for all MONYMaster subaccounts was $220,329,239 and for ValueMaster subaccounts was $1,565,863.

   MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                           Cost of Shares
                                              Acquired     Proceeds
                                             (Excludes    from Shares
          MONYMaster Subaccounts           Reinvestments)  Redeemed
          ----------------------           -------------- ------------
          MONY Series Fund, Inc.
          Equity Growth Portfolio.........  $       454   $    123,316
          Equity Income Portfolio.........        1,160         95,501
          Intermediate Term Bond Portfolio    1,015,559      3,428,002
          Long Term Bond Portfolio........    1,271,520      5,796,239
          Diversified Portfolio...........       19,941        444,528
          Money Market Portfolio..........   29,200,662     39,667,012
          Government Securities Portfolio.    1,200,193      4,709,703

          Enterprise Accumulation Trust
          Equity Portfolio................   10,103,138     48,878,743
          Small Company Value Portfolio...    6,368,959     31,620,520
          Managed Portfolio...............   17,095,255    147,997,867
          International Growth Portfolio..    7,148,382     13,574,547
          High Yield Bond Portfolio.......    1,234,992      6,634,887

          ValueMaster Subaccounts
          -----------------------
          MONY Series Fund, Inc.
          Money Market Portfolio..........      501,683        142,530

          OCC Accumulation Trust
          US Government Income Portfolio..      147,748         67,824
          Equity Portfolio................        2,590        267,583
          Small Cap Portfolio.............       13,524        236,027
          Managed Portfolio...............       11,350      1,586,473

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                 MONY Custom Master
                            --------------------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                      Enterprise Accumulation Trust
                            --------------------------------------------------- ----------------------------------------
                            Intermediate Long Term    Government                              Small Company
                             Term Bond      Bond      Securities   Money Market    Equity         Value       Managed
                             Subaccount  Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
                            ------------ -----------  -----------  ------------ ------------  ------------- ------------
         ASSETS
Shares held in
 respective Funds..........   2,205,878    2,828,270    3,060,357   130,915,561    3,949,648     3,519,447     7,957,543
                            ===========  ===========  ===========  ============ ============  ============  ============
Investments at cost........ $23,561,875  $35,953,346  $33,556,436  $130,915,561 $137,672,370  $100,886,116  $225,289,549
                            ===========  ===========  ===========  ============ ============  ============  ============
Investments in
 respective Funds, at
 net asset value........... $23,779,369  $36,088,727  $33,878,149  $130,915,561 $ 96,015,940  $101,254,502  $182,705,176
Amount due from MONY
 America...................      22,493       34,110       61,901        74,536       79,542             0       129,652
Amount due from
 respective Funds..........         467       62,015       59,528        82,639       32,569         8,474        15,377
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
      Total assets.........  23,802,329   36,184,852   33,999,578   131,072,736   96,128,051   101,262,976   182,850,205
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
      LIABILITIES
Amount due to MONY
 America...................      74,086      176,235      163,020       519,035      346,637       314,031       610,661
Amount due to respective
 Funds.....................      22,493       34,110       61,901        74,536       79,542             0       129,652
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
      Total liabilities....      96,579      210,345      224,921       593,571      426,179       314,031       740,313
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
Net assets................. $23,705,750  $35,974,507  $33,774,657  $130,479,165 $ 95,701,872  $100,948,945  $182,109,892
                            ===========  ===========  ===========  ============ ============  ============  ============
Net assets consist of:
 Contractholders' net
   payments................ $22,190,844  $33,980,520  $31,738,633  $123,272,560 $122,886,178  $ 87,948,079  $186,633,923
 Undistributed net
   investment income
   (loss)..................   1,520,041    2,368,902    1,813,709     7,206,605   22,693,846    13,746,998    67,785,911
 Accumulated net
   realized gain ( loss)
   on investments..........    (222,629)    (510,296)     (99,398)            0   (8,221,722)   (1,114,518)  (29,725,569)
 Net unrealized
   appreciation
   (depreciation) of
   investments.............     217,494      135,381      321,713             0  (41,656,430)      368,386   (42,584,373)
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
Net assets................. $23,705,750  $35,974,507  $33,774,657  $130,479,165 $ 95,701,872  $100,948,945  $182,109,892
                            ===========  ===========  ===========  ============ ============  ============  ============
Number of units
 outstanding*..............   2,179,031    3,450,863    3,072,610    11,771,361   10,387,887     7,065,893    17,934,959
                            -----------  -----------  -----------  ------------ ------------  ------------  ------------
Net asset value per unit
 outstanding*.............. $     10.88  $     10.42  $     10.99  $      11.08 $       9.21  $      14.29  $      10.15
                            ===========  ===========  ===========  ============ ============  ============  ============

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONY Custom Master
----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
International High Yield                  Growth and   Small Company   Equity       Capital
   Growth        Bond         Growth        Income        Growth       Income     Appreciation
 Subaccount   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount    Subaccount
------------- -----------  ------------  ------------  ------------- -----------  ------------
   3,889,407    7,755,127    45,666,010    26,068,788     8,084,489    5,999,334     8,243,666
 ===========  ===========  ============  ============   ===========  ===========  ============
 $30,448,395  $36,758,551  $275,513,166  $157,260,965   $72,111,780  $31,972,850  $ 64,345,810
 ===========  ===========  ============  ============   ===========  ===========  ============
 $21,352,846  $34,432,764  $240,203,211  $147,549,339   $68,394,778  $31,796,472  $ 51,028,293
       1,266       48,648       139,246       358,570        25,694       39,092        12,709
           0       13,640        75,775        23,004         7,032        5,392         4,298
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
  21,354,112   34,495,052   240,418,232   147,930,913    68,427,504   31,840,956    51,045,300
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
      74,786      123,120       884,480       524,980       224,783      110,108       177,357
       1,266       48,648       139,246       358,570        25,694       39,092        12,709
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
      76,052      171,768     1,023,726       883,550       250,477      149,200       190,066
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
 $21,278,060  $34,323,284  $239,394,506  $147,047,363   $68,177,027  $31,691,756  $ 50,855,234
 ===========  ===========  ============  ============   ===========  ===========  ============
 $27,560,018  $34,461,573  $273,768,899  $156,406,320   $67,475,600  $33,179,370  $ 58,782,726
   2,214,979    3,546,252    (3,696,566)   (2,674,678)     (726,486)    (540,593)    1,962,925
     598,612   (1,358,754)    4,632,128     3,027,347     5,144,915     (770,643)    3,427,100
  (9,095,549)  (2,325,787)  (35,309,955)   (9,711,626)   (3,717,002)    (176,378)  (13,317,517)
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
 $21,278,060  $34,323,284  $239,394,506  $147,047,363   $68,177,027  $31,691,756  $ 50,855,234
 ===========  ===========  ============  ============   ===========  ===========  ============
   2,238,143    3,382,189    23,314,694    13,422,647     4,158,470    3,044,968     4,078,547
 -----------  -----------  ------------  ------------   -----------  -----------  ------------
 $      9.51  $     10.15  $      10.27  $      10.96   $     16.39  $     10.41  $      12.47
 ===========  ===========  ============  ============   ===========  ===========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                          MONY Custom Master
                                        -------------------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                                        ----------------------------------------------------------
                                                                                                                    Dreyfus
                                                                                                                   Socially
                                         Multi-cap                 World Wide  Emerging   Mid-Cap     Dreyfus     Responsible
                                           Growth      Balanced      Growth   Countries    Growth   Stock Index     Growth
                                         Subaccount   Subaccount   Subaccount Subaccount Subaccount Subaccount    Subaccount
                                        ------------  -----------  ---------- ---------- ---------- ------------  -----------
                ASSETS
Shares held in respective Funds........   10,641,564    3,354,921     13,682     6,679      38,745     2,759,603      452,208
                                        ============  ===========   ========   =======    ========  ============  ===========
Investments at cost.................... $151,298,505  $16,835,589   $137,103   $64,974    $375,540  $100,232,403  $16,809,553
                                        ============  ===========   ========   =======    ========  ============  ===========
Investments in respective Funds, at net
 asset value........................... $ 95,667,660  $16,137,172   $137,778   $63,855    $373,111  $ 86,927,490  $13,385,368
Amount due from MONY America...........       31,426           55          0         0           0       186,057          530
Amount due from respective Funds.......        8,349        1,415          0         0           0        21,334        2,981
                                        ------------  -----------   --------   -------    --------  ------------  -----------
       Total assets....................   95,707,435   16,138,642    137,778    63,855     373,111    87,134,881   13,388,879
                                        ------------  -----------   --------   -------    --------  ------------  -----------
              LIABILITIES
Amount due to MONY America.............      332,252       53,088         84        46         294       304,018       48,358
Amount due to respective Funds.........       31,426           55          0         0           0       186,057          530
                                        ------------  -----------   --------   -------    --------  ------------  -----------
       Total liabilities...............      363,678       53,143         84        46         294       490,075       48,888
                                        ------------  -----------   --------   -------    --------  ------------  -----------
Net assets............................. $ 95,343,757  $16,085,499   $137,694   $63,809    $372,817  $ 86,644,806  $13,339,991
                                        ============  ===========   ========   =======    ========  ============  ===========
Net assets consist of:
  Contractholders' net payments........ $154,525,649  $16,807,811   $137,103   $65,134    $375,807  $ 98,332,886  $16,799,884
  Undistributed net investment income
   (loss)..............................   (2,212,148)    (197,790)       (84)      (46)       (294)    1,267,701       57,769
  Accumulated net realized gain (loss)
   on investments......................   (1,338,899)     173,895          0      (160)       (267)      349,132      (93,477)
  Net unrealized appreciation
   (depreciation) of investments.......  (55,630,845)    (698,417)       675    (1,119)     (2,429)  (13,304,913)  (3,424,185)
                                        ------------  -----------   --------   -------    --------  ------------  -----------
Net assets............................. $ 95,343,757  $16,085,499   $137,694   $63,809    $372,817  $ 86,644,806  $13,339,991
                                        ============  ===========   ========   =======    ========  ============  ===========
Number of units outstanding*...........    5,444,195    1,679,764     13,694     6,686      38,808     9,815,799    1,537,417
                                        ------------  -----------   --------   -------    --------  ------------  -----------
Net asset value per unit outstanding*.. $      17.51  $      9.58   $  10.05   $  9.54    $   9.61  $       8.83  $      8.68
                                        ============  ===========   ========   =======    ========  ============  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                       MONY Custom Master
------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                   Janus Aspen Series
----------------------------------------- -----------------------------------------------------

                               VIP III
    VIP           VIP II        Growth     Aggressive                  Capital      Worldwide
   Growth       Contrafund   Opportunties    Growth      Balanced    Appreciation     Growth
 Subaccount     Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
------------   ------------  ------------ ------------  -----------  ------------  ------------
   1,561,088      2,766,279      943,508     2,233,905    2,996,853     2,728,391     2,645,950
============   ============  ===========  ============  ===========  ============  ============
 $73,814,387   $ 69,070,176  $18,958,792  $119,161,834  $78,135,287  $ 86,342,319  $120,436,287
============   ============  ===========  ============  ===========  ============  ============

$ 57,385,608   $ 56,985,355  $15,199,920  $ 59,600,584  $69,467,041  $ 62,725,712  $ 84,458,729
     157,208         53,615          148         3,056       57,660        61,039        35,891
      17,069         69,845        1,486        11,353       22,704        32,402         8,832
------------   ------------  -----------  ------------  -----------  ------------  ------------
  57,559,885     57,108,815   15,201,554    59,614,993   69,547,405    62,819,153    84,503,452
------------   ------------  -----------  ------------  -----------  ------------  ------------
     205,510        259,859       51,680       213,572      250,230       251,183       296,977
     157,208         53,615          148         3,056       57,660        61,039        35,891
------------   ------------  -----------  ------------  -----------  ------------  ------------
     362,718        313,474       51,828       216,628      307,890       312,222       332,868
------------   ------------  -----------  ------------  -----------  ------------  ------------
$ 57,197,167   $ 56,795,341  $15,149,726  $ 59,398,365  $69,239,515  $ 62,506,931  $ 84,170,584
============   ============  ===========  ============  ===========  ============  ============
 $69,447,536   $ 65,198,418  $19,512,885  $113,602,391  $72,199,704  $ 82,526,623  $113,444,579

   5,759,394      4,800,304      485,269     9,330,591    5,794,682        82,214     5,941,635

  (1,580,984)    (1,118,560)  (1,089,556)   (3,973,367)     (86,625)    3,514,701       761,928

 (16,428,779)   (12,084,821)  (3,758,872)  (59,561,250)  (8,668,246)  (23,616,607)  (35,977,558)
------------   ------------  -----------  ------------  -----------  ------------  ------------
 $57,197,167   $ 56,795,341  $15,149,726  $ 59,398,365  $69,239,515  $ 62,506,931  $ 84,170,584
============   ============  ===========  ============  ===========  ============  ============
   6,362,373      6,280,258    2,083,834     7,470,982    6,801,396     6,994,012     8,466,226
------------   ------------  -----------  ------------  -----------  ------------  ------------
$       8.99   $       9.04  $      7.27  $       7.95  $     10.18  $       8.94  $       9.94
============   ============  ===========  ============  ===========  ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                             MONY Custom Master
                                            ---------------------
                                            MONY Series Fund, Inc.
                                            ---------------------

                                                Intermediate
                                                 Term Bond
                                                 Subaccount
                                                ------------
Dividend income................................  $1,056,553
Distribution from net realized gains...........           0
Mortality and expense risk charges.............    (137,750)
                                                 ----------
Net investment income (loss)...................     918,803
                                                 ----------
Realized and unrealized gain (loss) on
 investments:..................................
  Net realized gain (loss) on investments......      24,450
  Net change in unrealized appreciation
   (depreciation) of investments...............    (364,792)
                                                 ----------
Net realized and unrealized gain (loss) on
 investments...................................    (340,342)
                                                 ----------
Net increase (decrease) in net assets resulting
 from operations...............................  $  578,461
                                                 ==========


                                                     Enterprise Accumulation Trust
                                                ---------------------------------------
                                                                                                     Small
                                                Long Term    Government    Money                    Company
                                                   Bond      Securities    Market       Equity       Value        Managed
                                                Subaccount   Subaccount  Subaccount   Subaccount   Subaccount    Subaccount
                                                -----------  ----------  ----------  ------------  -----------  ------------
Dividend income................................ $ 1,580,600  $1,297,921  $2,832,663  $          0  $         0  $          0
Distribution from net realized gains...........           0           0           0             0            0             0
Mortality and expense risk charges.............    (208,117)   (188,784)   (807,841)     (637,142)    (576,876)   (1,165,489)
                                                -----------  ----------  ----------  ------------  -----------  ------------
Net investment income (loss)...................   1,372,483   1,109,137   2,024,822      (637,142)    (576,876)   (1,165,489)
                                                -----------  ----------  ----------  ------------  -----------  ------------
Realized and unrealized gain (loss) on
 investments:..................................
  Net realized gain (loss) on investments......     135,065     117,712           0    (7,449,130)  (1,180,809)  (11,056,825)
  Net change in unrealized appreciation
   (depreciation) of investments...............  (1,430,070)   (653,194)          0    (6,011,581)   9,450,073     1,930,397
                                                -----------  ----------  ----------  ------------  -----------  ------------
Net realized and unrealized gain (loss) on
 investments...................................  (1,295,005)   (535,482)          0   (13,460,711)   8,269,264    (9,126,428)
                                                -----------  ----------  ----------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting
 from operations............................... $    77,478  $  573,655  $2,024,822  $(14,097,853) $ 7,692,388  $(10,291,917)
                                                ===========  ==========  ==========  ============  ===========  ============

                      See notes to financial statements.

                                     MONY Custom Master
-------------------------------------------------------------------------------------------
                               Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------
                                                        Small
International High Yield                 Growth and    Company       Equity       Capital
   Growth        Bond        Growth        Income       Growth       Income     Appreciation
 Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
------------- ----------  ------------  ------------  -----------  -----------  ------------
 $         0  $1,350,977  $          0  $          0  $         0  $         0  $         0
           0           0             0             0            0            0            0
    (156,578)   (203,775)   (1,665,632)     (998,373)    (447,803)    (198,833)    (359,216)
 -----------  ----------  ------------  ------------  -----------  -----------  -----------
    (156,578)  1,147,202    (1,665,632)     (998,373)    (447,803)    (198,833)    (359,216)
 -----------  ----------  ------------  ------------  -----------  -----------  -----------
    (877,902)   (578,650)   (1,487,805)       68,125      576,345      (50,017)     146,965
  (4,684,542)    (73,196)  (32,276,023)  (13,733,130)  (1,871,608)  (2,068,328)  (7,858,262)
 -----------  ----------  ------------  ------------  -----------  -----------  -----------
  (5,562,444)   (651,846)  (33,763,828)  (13,665,005)  (1,295,263)  (2,118,345)  (7,711,297)
 -----------  ----------  ------------  ------------  -----------  -----------  -----------
 $(5,719,022) $  495,356  $(35,429,460) $(14,663,378) $(1,743,066) $(2,317,178) $(8,070,513)
 ===========  ==========  ============  ============  ===========  ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                             MONY Custom Master
                                      ------------------------------------------------------------------------------------
                                                           Enterprise Accumulation Trust
                                      ----------------------------------------------------------------------

                                                                                                                Dreyfus
                                       Multi-cap                   World Wide      Emerging       Mid-Cap        Stock
                                         Growth       Balanced       Growth       Countries        Growth        Index
                                       Subaccount    Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                                      ------------  ------------ -------------- -------------- -------------- ------------
                                      For the six   For the six  For the period For the period For the period For the six months ended  months ended May 10, 2001** May 15, 2001** May 7, 2001**  months ended
                                        June 30,      June 30,      through        through        through       June 30,
                                          2001          2001     June 30, 2001  June 30, 2001  June 30, 2001      2001
                                      ------------  ------------ -------------- -------------- -------------- ------------
Dividend income...................... $          0  $         0       $  0         $     0        $     0     $   438,660
Distribution from net realized gains.            0            0          0               0              0          15,434
Mortality and expense risk charges...     (673,495)    (100,792)       (84)            (46)          (294)       (562,854)
                                      ------------  -----------       ----         -------        -------     -----------
Net investment income (loss).........     (673,495)    (100,792)       (84)            (46)          (294)       (108,760)
                                      ------------  -----------       ----         -------        -------     -----------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................   (6,660,960)      12,469          0            (160)          (267)       (677,725)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................   (6,511,954)  (1,003,421)       675          (1,119)        (2,429)     (5,838,956)
                                      ------------  -----------       ----         -------        -------     -----------
Net realized and unrealized gain
 (loss) on investments...............  (13,172,914)    (990,952)       675          (1,279)        (2,696)     (6,516,681)
                                      ------------  -----------       ----         -------        -------     -----------
Net increase (decrease) in net assets
 resulting from operations........... $(13,846,409) $(1,091,744)      $591         $(1,325)       $(2,990)    $(6,625,441)
                                      ============  ===========       ====         =======        =======     ===========




                                        Dreyfus
                                        Socially
                                      Responsible
                                         Growth
                                       Subaccount
                                      ------------
                                      For the six
                                      months ended
                                        June 30,
                                          2001
                                      ------------
Dividend income...................... $     1,770
Distribution from net realized gains.           0
Mortality and expense risk charges...     (93,997)
                                      -----------
Net investment income (loss).........     (92,227)
                                      -----------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................    (335,856)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................  (1,878,716)
                                      -----------
Net realized and unrealized gain
 (loss) on investments...............  (2,214,572)
                                      -----------
Net increase (decrease) in net assets
 resulting from operations........... $(2,306,799)
                                      ===========

--------
** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Master
------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                    Janus Aspen Series
-----------------------------------------   -----------------------------------------------------

                                VIP III
                  VIP II        Growth       Aggressive                  Capital      Worldwide
 VIP Growth     Contrafund   Opportunities     Growth       Balanced   Appreciation     Growth
 Subaccount     Subaccount    Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
 ----------     ------------  ------------- ------------  ------------ ------------  ------------
For the six    For the six    For the six   For the six   For the six  For the six   For the six
months ended   months ended  months ended   months ended  months ended months ended  months ended
  June 30,       June 30,      June 30,       June 30,      June 30,     June 30,      June 30,
    2001           2001          2001           2001          2001         2001          2001
 ------------   ------------  ------------- ------------  ------------ ------------  ------------
$         0    $   394,165    $    38,069   $          0  $   887,481  $    487,888  $    184,923
  3,938,696      1,576,662              0              0            0             0             0
   (380,994)      (384,476)      (103,117)      (448,784)    (450,275)     (459,189)     (592,909)
 -----------    -----------   -----------   ------------  -----------  ------------  ------------
  3,557,702      1,586,351        (65,048)      (448,784)     437,206        28,699      (407,986)
 -----------    -----------   -----------   ------------  -----------  ------------  ------------

 (2,344,661)    (1,181,596)      (720,777)    (9,668,639)    (662,963)     (336,590)   (2,649,239)

 (7,628,665)    (7,058,271)      (826,010)   (12,151,762)  (2,608,321)  (10,449,049)  (10,581,723)
 -----------    -----------   -----------   ------------  -----------  ------------  ------------
 (9,973,326)    (8,239,867)    (1,546,787)   (21,820,401)  (3,271,284)  (10,785,639)  (13,230,962)
 -----------    -----------   -----------   ------------  -----------  ------------  ------------
$(6,415,624)   $(6,653,516)   $(1,611,835)  $(22,269,185) $(2,834,078) $(10,756,940) $(13,638,948)
 ===========    ===========   ===========   ============  ===========  ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                  MONY Custom Master
                                                     ---------------------------------------------------
                                                                                MONY Series Fund, Inc.
                                                     ---------------------------------------------------
                                                      Intermediate Term Bond        Long Term Bond
                                                            Subaccount                Subaccount
                                                     ------------------------  ------------------------
                                                     For the six    For the    For the six    For the
                                                     months ended  year ended  months ended  year ended
                                                       June 30,   December 31,   June 30,   December 31,
                                                         2001         2000         2001         2000
                                                     ------------ ------------ ------------ ------------
                                                     (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...................... $   918,803  $   499,524  $ 1,372,483  $   735,120
  Net realized gain (loss) on investments...........      24,450     (165,527)     135,065     (239,679)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (364,792)     624,941   (1,430,070)   1,956,702
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.........................................     578,461      958,938       77,478    2,452,143
                                                     -----------  -----------  -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units...........   9,081,441   10,120,762   14,072,022   15,442,476
  Net asset value of units redeemed or used to
   meet contract obligations........................  (3,477,997)  (2,595,226)  (2,688,182)  (6,137,680)
                                                     -----------  -----------  -----------  -----------
Net increase from unit transactions.................   5,603,444    7,525,536   11,383,840    9,304,796
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets...............   6,181,905    8,484,474   11,461,318   11,756,939
Net assets beginning of period......................  17,523,845    9,039,371   24,513,189   12,756,250
                                                     -----------  -----------  -----------  -----------
Net assets end of period*........................... $23,705,750  $17,523,845  $35,974,507  $24,513,189
                                                     ===========  ===========  ===========  ===========
Unit transactions:
Units outstanding beginning of period...............   1,660,729      913,085    2,367,333    1,406,502
Units issued during the period......................     840,780    1,008,175    1,340,371    1,598,929
Units redeemed during the period....................    (322,478)    (260,531)    (256,841)    (638,098)
                                                     -----------  -----------  -----------  -----------
Units outstanding end of period.....................   2,179,031    1,660,729    3,450,863    2,367,333
                                                     ===========  ===========  ===========  ===========
----------------------------------------------------
*Includes undistributed net investment income of:    $ 1,520,041  $   601,238  $ 2,368,902  $   996,419
                                                     ===========  ===========  ===========  ===========




                                                       Government Securities
                                                            Subaccount
                                                     ------------------------
                                                     For the six    For the
                                                     months ended  year ended
                                                       June 30,   December 31,
                                                         2001         2000
                                                     ------------ ------------
                                                     (unaudited)
From operations:
  Net investment income (loss)...................... $ 1,109,137  $   621,899
  Net realized gain (loss) on investments...........     117,712     (151,580)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (653,194)   1,007,406
                                                     -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.........................................     573,655    1,477,725
                                                     -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units...........  14,381,014   12,187,730
  Net asset value of units redeemed or used to
   meet contract obligations........................  (3,925,179)  (5,687,412)
                                                     -----------  -----------
Net increase from unit transactions.................  10,455,835    6,500,318
                                                     -----------  -----------
Net increase (decrease) in net assets...............  11,029,490    7,978,043
Net assets beginning of period......................  22,745,167   14,767,124
                                                     -----------  -----------
Net assets end of period*........................... $33,774,657  $22,745,167
                                                     ===========  ===========
Unit transactions:
Units outstanding beginning of period...............   2,116,059    1,488,308
Units issued during the period......................   1,315,868    1,193,834
Units redeemed during the period....................    (359,317)    (566,083)
                                                     -----------  -----------
Units outstanding end of period.....................   3,072,610    2,116,059
                                                     ===========  ===========
----------------------------------------------------
*Includes undistributed net investment income of:    $ 1,813,709  $   704,572
                                                     ===========  ===========

                      See notes to financial statements.

                                               MONY Custom Master
---------------------------------------------------------------------------------------------------------------
   MONY Series Fund, Inc.                               Enterprise Accumulation Trust
---------------------------  ----------------------------------------------------------------------------------
        Money Market                   Equity                Small Company Value               Managed
         Subaccount                  Subaccount                  Subaccount                  Subaccount
---------------------------  --------------------------  --------------------------  --------------------------
For the six     For the      For the six     For the     For the six     For the     For the six     For the
months ended   year ended    months ended   year ended   months ended   year ended   months ended   year ended
  June 30,    December 31,     June 30,    December 31,    June 30,    December 31,    June 30,    December 31,
    2001          2000           2001          2000          2001          2000          2001          2000
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
(unaudited)                  (unaudited)                 (unaudited)                 (unaudited)
$  2,024,822  $   4,068,877  $   (637,142) $ 21,664,644  $   (576,876) $ 12,542,838  $ (1,165,489) $ 51,690,890
           0              0    (7,449,130)     (695,381)   (1,180,809)     (496,108)  (11,056,825)  (17,310,994)
           0              0    (6,011,581)  (36,771,917)    9,450,073   (11,060,585)    1,930,397   (33,399,549)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   2,024,822      4,068,877   (14,097,853)  (15,802,654)    7,692,388       986,145   (10,291,917)      980,347
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  98,021,775    206,411,572    21,832,847   102,733,089    25,635,084    40,311,136    36,251,307    84,566,707
 (72,084,733)  (188,673,210)  (11,180,154)  (14,533,178)   (7,725,156)  (11,414,141)  (13,402,861)  (44,326,060)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  25,937,042     17,738,362    10,652,693    88,199,911    17,909,928    28,896,995    22,848,446    40,240,647
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  27,961,864     21,807,239    (3,445,160)   72,397,257    25,602,316    29,883,140    12,556,529    41,220,994
 102,517,301     80,710,062    99,147,032    26,749,775    75,346,629    45,463,489   169,553,363   128,332,369
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$130,479,165  $ 102,517,301  $ 95,701,872  $ 99,147,032  $100,948,945  $ 75,346,629  $182,109,892  $169,553,363
============  =============  ============  ============  ============  ============  ============  ============
   9,408,383      7,761,160     9,303,452     2,348,518     5,755,083     3,513,450    15,740,006    11,932,847
   8,973,411     19,464,823     2,273,926     8,157,815     1,883,408     3,124,397     3,504,983     8,065,593
  (6,610,433)   (17,817,600)   (1,189,491)   (1,202,881)     (572,598)     (882,764)   (1,310,030)   (4,258,434)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  11,771,361      9,408,383    10,387,887     9,303,452     7,065,893     5,755,083    17,934,959    15,740,006
============  =============  ============  ============  ============  ============  ============  ============

$  7,206,605  $   5,181,783  $ 22,693,846  $ 23,330,988  $ 13,746,998  $ 14,323,874  $ 67,785,911  $ 68,951,400
============  =============  ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                              MONY Custom Master
                                                ------------------------------------------------------------------------------
                                                                         Enterprise Accumulation Trust
                                                ------------------------------------------------------------------------------
                                                  International Growth         High Yield Bond                Growth
                                                       Subaccount                Subaccount                 Subaccount
                                                ------------------------  ------------------------  --------------------------
                                                For the six  For the year For the six  For the year For the six   For the year
                                                months ended    ended     months ended    ended     months ended     ended
                                                  June 30,   December 31,   June 30,   December 31,   June 30,    December 31,
                                                    2001         2000         2001         2000         2001          2000
                                                ------------ ------------ ------------ ------------ ------------  ------------
                                                (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income (loss)................. $  (156,578) $ 2,163,612  $ 1,147,202  $ 1,727,560  $ (1,665,632) $   (744,804)
  Net realized gain (loss) on investments......    (877,902)   1,172,797     (578,650)    (638,512)   (1,487,805)    3,670,150
  Net change in unrealized appreciation
   (depreciation) of investments...............  (4,684,542)  (7,848,136)     (73,196)  (1,905,525)  (32,276,023)  (26,220,512)
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations...............................  (5,719,022)  (4,511,727)     495,356     (816,477)  (35,429,460)  (23,295,166)
                                                -----------  -----------  -----------  -----------  ------------  ------------
From unit transactions:
  Net proceeds from the issuance of units......   3,930,423   20,213,917   14,806,813   14,864,182    19,654,807   133,116,818
  Net asset value of units redeemed or used to
   meet contract obligations...................  (2,969,933)  (5,593,513)  (5,497,741)  (5,103,765)  (20,546,224)  (53,461,059)
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net increase (decrease) from unit transactions.     960,490   14,620,404    9,309,072    9,760,417      (891,417)   79,655,759
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets..........  (4,758,532)  10,108,677    9,804,428    8,943,940   (36,320,877)   56,360,593
Net assets beginning of period.................  26,036,592   15,927,915   24,518,856   15,574,916   275,715,383   219,354,790
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net assets end of period*...................... $21,278,060  $26,036,592  $34,323,284  $24,518,856  $239,394,506  $275,715,383
                                                ===========  ===========  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning of period..........   2,150,655    1,074,763    2,486,623    1,520,029    23,412,645    16,952,783
Units issued during the period.................     371,178    1,496,878    1,425,270    1,469,813     1,850,058    10,935,860
Units redeemed during the period...............    (283,690)    (420,986)    (529,704)    (503,219)   (1,948,009)   (4,475,998)
                                                -----------  -----------  -----------  -----------  ------------  ------------
Units outstanding end of period................   2,238,143    2,150,655    3,382,189    2,486,623    23,314,694    23,412,645
                                                ===========  ===========  ===========  ===========  ============  ============
-----------------------------------------------
*Includes undistributed net investment
 income (loss) of:                              $ 2,214,979  $ 2,371,557  $ 3,546,252  $ 2,399,050  $ (3,696,566) $ (2,030,934)
                                                ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                                            MONY Custom Master
---------------------------------------------------------------------------------------------------------
                                      Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------
     Growth and Income        Small Company Growth          Equity Income          Capital Appreciation
        Subaccount                 Subaccount                Subaccount                 Subaccount
--------------------------  ------------------------  ------------------------  -------------------------
For the six   For the year  For the six  For the year For the six  For the year For the six  For the year
months ended     ended      months ended    ended     months ended    ended     months ended    ended
  June 30,    December 31,    June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001          2000          2001         2000         2001         2000         2001         2000
------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)                 (unaudited)               (unaudited)               (unaudited)
$   (998,373) $ (1,266,334) $  (447,803) $  (198,831) $  (198,833) $  (208,424) $  (359,216) $  2,465,846
      68,125     1,666,560      576,345    4,171,459      (50,017)    (902,162)     146,965     2,719,867
 (13,733,130)     (698,423)  (1,871,608)  (6,552,552)  (2,068,328)   2,400,227   (7,858,262)  (13,474,845)
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
 (14,663,378)     (298,197)  (1,743,066)  (2,579,924)  (2,317,178)   1,289,641   (8,070,513)   (8,289,132)
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
  25,396,074    81,987,873    8,926,312   60,265,053    8,652,783   10,150,652    4,893,186    45,413,258
 (11,966,606)  (19,821,334)  (8,090,718)  (9,995,118)  (2,778,320)  (9,773,781)  (5,913,796)   (7,660,397)
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
  13,429,468    62,166,539      835,594   50,269,935    5,874,463      376,871   (1,020,610)   37,752,861
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
  (1,233,910)   61,868,342     (907,472)  47,690,011    3,557,285    1,666,512   (9,091,123)   29,463,729
 148,281,273    86,412,931   69,084,499   21,394,488   28,134,471   26,467,959   59,946,357    30,482,628
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
$147,047,363  $148,281,273  $68,177,027  $69,084,499  $31,691,756  $28,134,471  $50,855,234  $ 59,946,357
============  ============  ===========  ===========  ===========  ===========  ===========  ============
  12,270,052     7,122,762    4,116,238    1,281,793    2,500,601    2,472,972    4,167,672     1,802,006
   2,193,207     6,781,198      558,504    3,412,595      804,856      980,933      377,593     2,856,674
  (1,040,612)   (1,633,908)    (516,272)    (578,150)    (260,489)    (953,304)    (466,718)     (491,008)
------------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
  13,422,647    12,270,052    4,158,470    4,116,238    3,044,968    2,500,601    4,078,547     4,167,672
============  ============  ===========  ===========  ===========  ===========  ===========  ============

$ (2,674,678) $ (1,676,305) $  (726,486) $  (278,683) $  (540,593) $  (341,760) $ 1,962,925  $  2,322,141
============  ============  ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MONY Custom Master
                              -------------------------------------------------------------------
                                                 Enterprise Accumulation Trust
                              -------------------------------------------------------------------
                                                                                      World Wide
                                   Multi-cap Growth               Balanced              Growth
                                      Subaccount                 Subaccount           Subaccount
                              --------------------------  ------------------------  --------------
                              For the six   For the year  For the six  For the year For the period
                              months ended     ended      months ended    ended     May 10, 2001**
                                June 30,    December 31,    June 30,   December 31,    through
                                  2001          2000          2001         2000     June 30, 2001
                              ------------  ------------  ------------ ------------ --------------
                              (unaudited)                 (unaudited)                (unaudited)
From operations:
 Net investment income (loss) $   (673,495) $ (1,461,784) $  (100,792) $   (73,122)    $    (84)
 Net realized gain (loss) on
   investments...............   (6,660,960)    4,943,899       12,469      151,372            0
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............   (6,511,954)  (58,309,366)  (1,003,421)    (189,101)         675
                              ------------  ------------  -----------  -----------     --------
Net increase (decrease) in
 net assets resulting from
 operations..................  (13,846,409)  (54,827,251)  (1,091,744)    (110,851)         591
                              ------------  ------------  -----------  -----------     --------
From unit transactions:
 Net proceeds from the
   issuance of units.........    8,461,542   141,128,546    3,255,133    7,951,063      137,219
 Net asset value of units
   redeemed or used to meet
   contract obligations......  (12,024,035)  (20,261,196)    (987,073)  (2,558,484)        (116)
                              ------------  ------------  -----------  -----------     --------
Net increase (decrease) from
 unit transactions...........   (3,562,493)  120,867,350    2,268,060    5,392,579      137,103
                              ------------  ------------  -----------  -----------     --------
Net increase (decrease) in
 net assets..................  (17,408,902)   66,040,099    1,176,316    5,281,728      137,694
Net assets beginning of
 period......................  112,752,659    46,712,560   14,909,183    9,627,455            0
                              ------------  ------------  -----------  -----------     --------
Net assets end of period*.... $ 95,343,757  $112,752,659  $16,085,499  $14,909,183     $137,694
                              ============  ============  ===========  ===========     ========
Unit transactions:
Units outstanding beginning
 of period...................    5,662,101     1,605,055    1,446,912      917,822            0
Units issued during the
 period......................      464,539     4,825,288      335,179      781,243       13,706
Units redeemed during the
 period......................     (682,445)     (768,242)    (102,327)    (252,153)         (12)
                              ------------  ------------  -----------  -----------     --------
Units outstanding end of
 period......................    5,444,195     5,662,101    1,679,764    1,446,912       13,694
                              ============  ============  ===========  ===========     ========
-
*  Includes undistributed net
   investment income (loss)
   of:                        $ (2,212,148) $ (1,538,653) $  (197,790) $   (96,998)    $    (84)
                              ============  ============  ===========  ===========     ========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Master
-----------------------------------------------------------------------------------------------
  Enterprise Accumulation Trust
--------------------------------
Emerging Countries  Mid-Cap Growth    Dreyfus Stock Index     Dreyfus Socially Responsible Growth
    Subaccount        Subaccount           Subaccount                     Subaccount
------------------  -------------- -------------------------  ----------------------------------
  For the period    For the period For the six  For the year    For the six        For the year
  May 15, 2001**    May 7, 2001**  months ended    ended        months ended          ended
     through           through       June 30,   December 31,      June 30,         December 31,
  June 30, 2001     June 30, 2001      2001         2000            2001               2000
------------------  -------------- ------------ ------------     ------------       ------------
   (unaudited)       (unaudited)   (unaudited)                  (unaudited)
     $   (46)          $   (294)   $  (108,760) $  1,134,734  $   (92,227)       $   (32,775)
        (160)              (267)      (677,725)      948,461     (335,856)           211,422
      (1,119)            (2,429)    (5,838,956)  (10,610,917)  (1,878,716)        (2,038,422)
     -------           --------    -----------  ------------     -----------        -----------
      (1,325)            (2,990)    (6,625,441)   (8,527,722)  (2,306,799)        (1,859,775)
     -------           --------    -----------  ------------     -----------        -----------

      67,534            376,382     15,786,854    59,774,081    2,720,169         11,767,133
      (2,400)              (575)    (6,935,281)  (11,832,017)  (1,803,258)        (1,309,806)
     -------           --------    -----------  ------------     -----------        -----------
      65,134            375,807      8,851,573    47,942,064      916,911         10,457,327
     -------           --------    -----------  ------------     -----------        -----------
      63,809            372,817      2,226,132    39,414,342   (1,389,888)         8,597,552
           0                  0     84,418,674    45,004,332   14,729,879          6,132,327
     -------           --------    -----------  ------------     -----------        -----------
     $63,809           $372,817    $86,644,806  $ 84,418,674  $13,339,991        $14,729,879
     =======           ========    ===========  ============     ===========        ===========
           0                  0      8,848,044     4,223,029    1,447,492            529,031
       6,939             38,867      1,749,421     5,776,696      290,232          1,034,031
        (253)               (59)      (781,666)   (1,151,681)    (200,307)          (115,570)
     -------           --------    -----------  ------------     -----------        -----------
       6,686             38,808      9,815,799     8,848,044    1,537,417          1,447,492
     =======           ========    ===========  ============     ===========        ===========

     $   (46)          $   (294)   $ 1,267,701  $  1,376,461  $    57,769        $   149,996
     =======           ========    ===========  ============     ===========        ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                                                                   MONY Custom Master
                                                     -----------------------------------------------------------------------------
                                                                       Fidelity Variable Insurance Products Funds
                                                     -----------------------------------------------------------------------------
                                                                                                               VIP III Growth
                                                             VIP Growth             VIP II Contrafund           Opportunities
                                                             Subaccount                Subaccount                Subaccount
                                                     -------------------------  ------------------------  ------------------------
                                                     For the six  For the year  For the six  For the year For the six  For the year
                                                     months ended    ended      months ended    ended     months ended    ended
                                                       June 30,   December 31,    June 30,   December 31,   June 30,   December 31,
                                                         2001         2000          2001         2000         2001         2000
                                                     ------------ ------------  ------------ ------------ ------------ ------------
                                                     (unaudited)                (unaudited)               (unaudited)
From operations:
  Net investment income (loss)...................... $ 3,557,702  $  2,251,611  $ 1,586,351  $ 3,275,796  $   (65,048) $   572,606
  Net realized gain (loss) on investments...........  (2,344,661)      655,768   (1,181,596)      (1,607)    (720,777)    (368,794)
  Net change in unrealized depreciation of
   investments......................................  (7,628,665)  (11,672,125)  (7,058,271)  (7,845,786)    (826,010)  (3,216,304)
                                                     -----------  ------------  -----------  -----------  -----------  -----------
Net decrease in net assets resulting from operations  (6,415,624)   (8,764,746)  (6,653,516)  (4,571,597)  (1,611,835)  (3,012,492)
                                                     -----------  ------------  -----------  -----------  -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units...........  10,206,103    53,137,626    7,045,052   45,706,431    1,790,517   13,413,437
  Net asset value of units redeemed or used to
   meet contract obligations........................  (6,321,247)   (6,896,196)  (4,803,434)  (5,819,433)  (1,563,183)  (2,841,736)
                                                     -----------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) from unit transactions......   3,884,856    46,241,430    2,241,618   39,886,998      227,334   10,571,701
                                                     -----------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets...............  (2,530,768)   37,476,684   (4,411,898)  35,315,401   (1,384,501)   7,559,209
Net assets beginning of period......................  59,727,935    22,251,251   61,207,239   25,891,838   16,534,227    8,975,018
                                                     -----------  ------------  -----------  -----------  -----------  -----------
Net assets end of period*........................... $57,197,167  $ 59,727,935  $56,795,341  $61,207,239  $15,149,726  $16,534,227
                                                     ===========  ============  ===========  ===========  ===========  ===========
Unit transactions:
Units outstanding beginning of period...............   5,959,654     1,948,202    6,048,806    2,355,687    2,060,245      913,852
Units issued during the period......................   1,101,981     4,623,951      756,468    4,236,849      241,225    1,455,949
Units redeemed during the period....................    (699,262)     (612,499)    (525,016)    (543,730)    (217,636)    (309,556)
                                                     -----------  ------------  -----------  -----------  -----------  -----------
Units outstanding end of period.....................   6,362,373     5,959,654    6,280,258    6,048,806    2,083,834    2,060,245
                                                     ===========  ============  ===========  ===========  ===========  ===========
----------------------------------------------------
* Includes undistributed net investment income
 of:                                                 $57,197,167  $  2,201,692  $56,795,341  $ 3,213,953  $15,149,726  $   550,317
                                                     ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                                             MONY Custoom Master
------------------------------------------------------------------------------------------------------------
                                             Janus Aspen Series
------------------------------------------------------------------------------------------------------------
        Aggressive                                              Capital                    Worldwide
          Growth                    Balanced                 Appreciation                   Growth
        Subaccount                 Subaccount                 Subaccount                  Subaccount
--------------------------  ------------------------  --------------------------  --------------------------
For the six   For the year  For the six  For the year For the six   For the year  For the six   For the year
months ended     ended      months ended    ended     months ended     ended      months ended     ended
  June 30,    December 31,    June 30,   December 31,   June 30,    December 31,    June 30,    December 31,
    2001          2000          2001         2000         2001          2000          2001          2000
------------  ------------  ------------ ------------ ------------  ------------  ------------  ------------
(unaudited)                 (unaudited)               (unaudited)                 (unaudited)
$   (448,784) $  9,845,003  $   437,206  $ 5,180,741  $     28,699  $     68,608  $   (407,986) $  6,395,363
  (9,668,639)    5,201,480     (662,963)     537,478      (336,590)    3,677,274    (2,649,239)    3,195,249
 (12,151,762)  (56,178,064)  (2,608,321)  (7,864,578)  (10,449,049)  (21,663,859)  (10,581,723)  (30,398,715)
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
 (22,269,185)  (41,131,581)  (2,834,078)  (2,146,359)  (10,756,940)  (17,917,977)  (13,638,948)  (20,808,103)
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
   9,775,629   103,593,557   13,036,512   51,285,889     6,234,010    65,277,921    11,791,322    98,908,139
  (8,610,383)  (16,903,805)  (6,055,586)  (5,323,905)   (8,466,326)   (9,974,636)   (7,455,585)   (9,324,260)
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
   1,165,246    86,689,752    6,980,926   45,961,984    (2,232,316)   55,303,285     4,335,737    89,583,879
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
 (21,103,939)   45,558,171    4,146,848   43,815,625   (12,989,256)   37,385,308    (9,303,211)   68,775,776
  80,502,304    34,944,133   65,092,667   21,277,042    75,496,187    38,110,879    93,473,795    24,698,019
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
$ 59,398,365  $ 80,502,304  $69,239,515  $65,092,667  $ 62,506,931  $ 75,496,187  $ 84,170,584  $ 93,473,795
============  ============  ===========  ===========  ============  ============  ============  ============
   7,384,340     2,153,830    6,133,522    1,933,982     7,254,361     2,955,486     8,075,215     1,775,017
   1,083,054     6,333,036    1,263,065    4,689,877       636,090     5,107,464     1,106,634     6,987,654
    (996,412)   (1,102,526)    (595,191)    (490,337)     (896,439)     (808,589)     (715,623)     (687,456)
------------  ------------  -----------  -----------  ------------  ------------  ------------  ------------
   7,470,982     7,384,340    6,801,396    6,133,522     6,994,012     7,254,361     8,466,226     8,075,215
============  ============  ===========  ===========  ============  ============  ============  ============
$  9,330,591  $  9,779,375  $ 5,794,682  $ 5,357,476  $     82,214  $     53,515  $  5,941,635  $  6,349,621
============  ============  ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

   There are twenty-eight MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the six months ended June 30, 2001, the amount deducted for such purposes for all MONY Custom Master subaccounts was $65,405,632.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% (1.25% prior to August 16, 2000) of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4. Investment transactions:

   Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
MONY Custom Master Subaccounts                 Reinvestments)  Redeemed
------------------------------                 -------------- -----------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............  $  9,360,851  $ 3,830,486
Long Term Bond Portfolio......................    14,455,319    3,177,974
Government Securities Portfolio...............    14,641,731    4,282,679
Money Market Portfolio........................   102,842,904   77,329,929

Enterprise Accumulation Trust
Equity Portfolio..............................    22,866,410   12,587,211
Small Company Value Portfolio.................    27,057,028    9,456,174
Managed Portfolio.............................    37,766,241   15,573,718
International Growth Portfolio................     4,458,450    3,592,886
High Yield Bond Portfolio.....................    15,172,489    5,970,258
Growth Portfolio..............................    21,329,890   23,216,473
Growth and Income Portfolio...................    26,766,264   13,908,625
Small Company Growth Portfolio................     9,564,082    8,992,481
Equity Income Portfolio.......................     8,892,502    3,126,276
Capital Appreciation Portfolio................     5,328,201    6,565,126
Multi-Cap Growth Portfolio....................     9,174,738   13,144,850
Balanced Portfolio............................     3,425,777    1,214,370
World Wide Growth Portfolio...................       164,824       27,721
Emerging Countries Portfolio..................        68,079        2,945
Mid-Cap Growth Portfolio......................       379,688           18

Dreyfus Stock Index Fund......................    16,341,782    7,813,643
Dreyfus Socially Responsible Growth Fund, Inc.     2,932,574    2,071,758

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................    10,572,077    6,910,410
VIP II Contrafund Portfolio...................     7,524,642    5,508,366
VIP III Growth Opportunities Portfolio........     1,944,281    1,778,340

Janus Aspen Series
Aggressive Growth Portfolio...................    10,344,299    9,467,432
Balanced Portfolio............................    13,894,249    7,169,426
Capital Appreciation Portfolio................     6,713,582    9,225,175
Worldwide Growth Portfolio....................    12,378,159    8,395,450

                     (This page intentionally left blank)

                                     MONY

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                    MONYMaster
                                 ---------------------------------------------------------------------------------
                                                              MONY Series Fund, Inc.
                                 ---------------------------------------------------------------------------------
                                   Equity     Equity   Intermediate Long Term                 Money     Government
                                   Growth     Income    Term Bond      Bond     Diversified   Market    Securities
                                 Subaccount Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                 ---------- ---------- ------------ ----------  ----------- ----------- ----------
             ASSETS
Shares held in respective Funds.     7,095      1,781      462,861     725,049       6,695   16,550,841    297,103
                                 =========  =========   ==========  ==========   =========  =========== ==========
Investments at cost............. $ 217,196  $  39,573   $4,993,534  $9,422,760   $ 110,131  $16,550,841 $3,225,250
                                 =========  =========   ==========  ==========   =========  =========== ==========
Investments in respective Funds,
  at net asset value............ $ 123,164  $  30,436   $4,989,642  $9,251,619   $  77,657  $16,550,841 $3,288,928
Amount due from MONY............         0          0            0           0           0            0          0
Amount due from respective
  Funds.........................         0          0            0         216           0          709        227
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
       Total assets.............   123,164     30,436    4,989,642   9,251,835      77,657   16,551,550  3,289,155
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
          LIABILITIES
Amount due to MONY..............       402         99       15,706      30,772         250       55,978     10,914
Amount due to respective
  Funds.........................         0          0            0           0           0            0          0
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
       Total liabilities........       402         99       15,706      30,772         250       55,978     10,914
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
Net assets...................... $ 122,762  $  30,337   $4,973,936  $9,221,063   $  77,407  $16,495,572 $3,278,241
                                 =========  =========   ==========  ==========   =========  =========== ==========
Net assets consist of:
 Contractholders' net payments.. $(266,712) $(350,747)  $2,032,752  $3,328,821   $(200,511) $ 9,458,815 $2,439,740
 Undistributed net investment
   income.......................   247,440    198,549    2,917,018   5,675,341     182,966    7,036,757    717,108
 Accumulated net realized gain
   on investments...............   236,066    191,672       28,058     388,042     127,426            0     57,715
 Net unrealized appreciation
   (depreciation) of investments   (94,032)    (9,137)      (3,892)   (171,141)    (32,474)           0     63,678
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
Net assets...................... $ 122,762  $  30,337   $4,973,936  $9,221,063   $  77,407  $16,495,572 $3,278,241
                                 =========  =========   ==========  ==========   =========  =========== ==========
Number of units outstanding*....     2,323        711      237,704     351,500       2,069      948,453    237,791
                                 ---------  ---------   ----------  ----------   ---------  ----------- ----------
Net asset value per unit
  outstanding*.................. $   52.85  $   42.65   $    20.92  $    26.23   $   37.42  $     17.39 $    13.79
                                 =========  =========   ==========  ==========   =========  =========== ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                                   ValueMaster
                                                           ----------------------------------------------------------
                                                                             OCC Accumulation Trust
                                                           ----------------------------------------------------------
                                                             Money    US Government
                                                             Market       Bond        Equity   Small Cap   Managed
                                                           Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                                           ---------- ------------- ---------- ---------- -----------
                          ASSETS
Shares held in respective Funds...........................   573,676      17,297       15,211      9,545       65,421
                                                            ========    ========     ========   ========  ===========
Investments at cost.......................................  $573,676    $182,866     $529,907   $243,290  $ 2,688,423
                                                            ========    ========     ========   ========  ===========
Investments in respective Funds, at net asset value.......  $573,676    $182,134     $548,039   $307,247  $ 2,770,598
Amount due from respective Funds..........................         0           0            0          0            0
Dividend receivable.......................................         0         363            8          5           17
                                                            --------    --------     --------   --------  -----------
       Total assets.......................................   573,676     182,497      548,047    307,252    2,770,615
                                                            --------    --------     --------   --------  -----------
                       LIABILITIES
Amount due to MONY........................................     1,942         519        1,728        824        9,480
                                                            --------    --------     --------   --------  -----------
       Total liabilities..................................     1,942         519        1,728        824        9,480
                                                            --------    --------     --------   --------  -----------
Net assets................................................  $571,734    $181,978     $546,319   $306,428  $ 2,761,135
                                                            ========    ========     ========   ========  ===========
Net assets consist of:
 Contractholders' net payments............................  $437,717    $  9,255     $224,602   $ 65,865  $(6,002,839)
 Undistributed net investment income......................   134,017     182,374      115,094     45,855    1,486,452
 Accumulated net realized gain (loss) on investments......         0      (8,919)     188,491    130,751    7,195,347
 Net unrealized appreciation (depreciation) of investments         0        (732)      18,132     63,957       82,175
                                                            --------    --------     --------   --------  -----------
Net assets................................................  $571,734    $181,978     $546,319   $306,428  $ 2,761,135
                                                            ========    ========     ========   ========  ===========
Number of units outstanding*..............................    36,031       9,217       10,913      6,644       45,602
                                                            --------    --------     --------   --------  -----------
Net asset value per unit outstanding*.....................  $  15.87    $  19.74     $  50.06   $  46.12  $     60.55
                                                            ========    ========     ========   ========  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                                 MONYMaster
                                                    -------------------------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                                    -------------------------------------------------------------------
                                                                  Small Company               International High Yield
                                                       Equity         Value       Managed        Growth        Bond
                                                     Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
                                                    ------------  ------------- ------------  ------------- -----------
                      ASSETS
Shares held in respective Funds....................    1,209,333     1,094,688     4,979,908     1,060,197    1,110,008
                                                    ============   ===========  ============   ===========  ===========
Investments at cost................................ $ 43,470,734   $31,785,842  $144,668,018   $ 9,127,011  $ 5,599,067
                                                    ============   ===========  ============   ===========  ===========
Investments in respective Funds, at net asset value $ 29,398,879   $31,494,180  $114,338,697   $ 5,820,481  $ 4,928,437
Amount due from MONY...............................            0             0             0             0            0
Amount due from respective Funds...................        9,858         3,388        25,529         1,755          983
                                                    ------------   -----------  ------------   -----------  -----------
       Total assets................................   29,408,737    31,497,568   114,364,226     5,822,236    4,929,420
                                                    ------------   -----------  ------------   -----------  -----------
                    LIABILITIES
Amount due to MONY.................................      105,169       100,232       395,215        21,546       16,837
Amount due to respective Funds.....................            0             0             0             0            0
       Total liabilities...........................      105,169       100,232       395,215        21,546       16,837
                                                    ------------   -----------  ------------   -----------  -----------
Net assets......................................... $ 29,303,568   $31,397,336  $113,969,011   $ 5,800,690  $ 4,912,583
                                                    ============   ===========  ============   ===========  ===========
Net assets consist of:.............................
 Contractholders' net payments..................... $ (5,049,613)  $  (536,645) $(59,010,509)  $ 4,505,247  $ 3,727,730
 Undistributed net investment income...............   22,984,044    16,518,522   144,799,943     1,633,762    3,220,992
 Accumulated net realized gain (loss) on
   investments.....................................   25,440,992    15,707,121    58,508,898     2,968,211   (1,365,509)
 Net unrealized depreciation of investments........  (14,071,855)     (291,662)  (30,329,321)   (3,306,530)    (670,630)
                                                    ------------   -----------  ------------   -----------  -----------
Net assets......................................... $ 29,303,568   $31,397,336  $113,969,011   $ 5,800,690  $ 4,912,583
                                                    ============   ===========  ============   ===========  ===========
Number of units outstanding*.......................      708,429       568,399     1,988,501       437,119      326,875
                                                    ------------   -----------  ------------   -----------  -----------
Net asset value per unit outstanding*.............. $      41.36   $     55.24  $      57.31   $     13.27  $     15.03
                                                    ============   ===========  ============   ===========  ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                        MONYMaster
                                      ------------------------------------------------------------------------------
                                                                  MONY Series Fund, Inc.
                                      ------------------------------------------------------------------------------
                                        Equity     Equity   Intermediate Long Term                Money    Government
                                        Growth     Income    Term Bond      Bond    Diversified   Market   Securities
                                      Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount Subaccount
                                      ---------- ---------- ------------ ---------- ----------- ---------- ----------
Dividend income......................  $ 55,547   $ 3,553     $272,267   $ 535,289   $ 21,539   $ 417,096   $158,498
Distribution of net realized gains...         0         0            0           0          0           0          0
Mortality and expense risk charges...    (1,234)     (196)     (31,789)    (63,214)      (552)   (109,198)   (21,093)
                                       --------   -------     --------   ---------   --------   ---------   --------
Net investment income................    54,313     3,357      240,478     472,075     20,987     307,898    137,405
                                       --------   -------     --------   ---------   --------   ---------   --------
Realized and unrealized gain (loss)
  on investments:
 Net realized gain (loss) on
   investments.......................   (33,600)      (81)     (16,526)   (154,886)       227           0      1,320
 Net change in unrealized
   depreciation of investments.......   (47,545)   (5,772)     (63,138)   (228,822)   (33,117)          0    (61,210)
                                       --------   -------     --------   ---------   --------   ---------   --------
Net realized and unrealized loss on
  investments........................   (81,145)   (5,853)     (79,664)   (383,708)   (32,890)          0    (59,890)
                                       --------   -------     --------   ---------   --------   ---------   --------
Net increase (decrease) in net assets
  resulting from operations..........  $(26,832)  $(2,496)    $160,814   $  88,367   $(11,903)  $ 307,898   $ 77,515
                                       ========   =======     ========   =========   ========   =========   ========


                      See notes to financial statements.

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)


                                                                                  ValueMaster
                                                     --------------------------------------------------------------------
                                                     MONY Series Fund, Inc.             OCC Accumulation Trust
                                                     ---------------------- ---------------------------------------------
                                                             Money          US Government
                                                             Market             Bond        Equity   Small Cap   Managed
                                                           Subaccount        Subaccount   Subaccount Subaccount Subaccount
                                                     ---------------------- ------------- ---------- ---------- ----------
Dividend income.....................................        $15,022            $3,633      $ 6,999    $17,088   $  74,365
Distribution of net realized gains..................              0                 0            0          0           0
Mortality and expense risk charges..................         (3,920)             (999)      (3,403)    (1,520)    (20,131)
                                                            -------            ------      -------    -------   ---------
Net investment income...............................         11,102             2,634        3,596     15,568      54,234
                                                            -------            ------      -------    -------   ---------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............              0              (416)       5,068      2,222      81,624
 Net change in unrealized appreciation
   (depreciation) of investments....................              0             1,036       (5,722)     3,641    (141,574)
                                                            -------            ------      -------    -------   ---------
Net realized and unrealized gain (loss)
  on investments....................................              0               620         (654)     5,863     (59,950)
                                                            -------            ------      -------    -------   ---------
Net increase (decrease) in net assets resulting from
  operations........................................        $11,102            $3,254      $ 2,942    $21,431   $  (5,716)
                                                            =======            ======      =======    =======   =========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)



                                                                                  MONYMaster
                                                       ----------------------------------------------------------------
                                                                         Enterprise Accumulation Trust
                                                       ----------------------------------------------------------------
                                                                    Small Company               International High Yield
                                                         Equity         Value       Managed        Growth        Bond
                                                       Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
                                                       -----------  ------------- ------------  ------------- ----------
Dividend income....................................... $         0   $        0   $          0   $         0  $ 233,719
Distribution of net realized gains....................           0            0              0             0          0
Mortality and expense risk charges....................    (207,653)    (199,535)      (780,136)      (43,354)   (32,687)
                                                       -----------   ----------   ------------   -----------  ---------
Net investment income (loss)..........................    (207,653)    (199,535)      (780,136)      (43,354)   201,032
                                                       -----------   ----------   ------------   -----------  ---------
Realized and unrealized gain (loss) on investments:
 Net realized loss on investments.....................  (3,446,522)     (31,985)   (18,846,790)     (541,709)  (123,449)
 Net change in unrealized appreciation (depreciation)
   of investments.....................................  (1,574,039)   3,009,778     11,899,164    (1,128,628)    89,268
                                                       -----------   ----------   ------------   -----------  ---------
Net realized and unrealized gain (loss) on investments  (5,020,561)   2,977,793     (6,947,626)   (1,670,337)   (34,181)
                                                       -----------   ----------   ------------   -----------  ---------
Net increase (decrease) in net assets resulting from
  operations.......................................... $(5,228,214)  $2,778,258   $ (7,727,762)  $(1,713,691) $ 166,851
                                                       ===========   ==========   ============   ===========  =========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                      MONYMaster
                                                     ---------------------------------------------------
                                                                                 MONY Series Fund Inc.
                                                     ---------------------------------------------------
                                                           Equity Growth             Equity Income
                                                            Subaccount                Subaccount
                                                     ------------------------  ------------------------
                                                     For the six  For the year For the six  For the year
                                                     months ended    ended     months ended    ended
                                                       June 30,   December 31,   June 30,   December 31,
                                                         2001         2000         2001         2000
                                                     ------------ ------------ ------------ ------------
                                                     (unaudited)               (unaudited)
From operations:
  Net investment income.............................  $  54,313    $  73,015     $  3,357     $  8,914
  Net realized gain (loss) on investments...........    (33,600)      46,095          (81)     (13,550)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (47,545)    (154,241)      (5,772)       4,281
                                                      ---------    ---------     --------     --------
Net increase (decrease) in net assets resulting from
 operations.........................................    (26,832)     (35,131)      (2,496)        (355)
                                                      ---------    ---------     --------     --------
From unit transactions:
  Net proceeds from the issuance of units...........          0            0            0            0
  Net asset value of units redeemed or used to
   meet contract obligations........................   (168,320)    (115,061)         (59)     (46,239)
                                                      ---------    ---------     --------     --------
Net decrease from unit transactions.................   (168,320)    (115,061)         (59)     (46,239)
                                                      ---------    ---------     --------     --------
Net decrease in net assets..........................   (195,152)    (150,192)      (2,555)     (46,594)
Net assets beginning of period......................    317,914      468,106       32,892       79,486
                                                      ---------    ---------     --------     --------
Net assets end of period*...........................  $ 122,762    $ 317,914     $ 30,337     $ 32,892
                                                      =========    =========     ========     ========
Unit transactions:
Units outstanding beginning of period...............      5,200        6,920          713        1,805
Units issued during the period......................          0            0            0            0
Units redeemed during the period....................     (2,877)      (1,720)          (2)      (1,092)
                                                      ---------    ---------     --------     --------
Units outstanding end of period.....................      2,323        5,200          711          713
                                                      =========    =========     ========     ========
----------------------------------------------------
*Includes undistributed net investment
 income of:                                           $ 247,440    $ 193,127     $198,549     $195,192
                                                      =========    =========     ========     ========




                                                      Intermediate Term Bond
                                                            Subaccount
                                                     ------------------------
                                                     For the six  For the year
                                                     months ended    ended
                                                       June 30,   December 31,
                                                         2001         2000
                                                     ------------ ------------
                                                     (unaudited)
From operations:
  Net investment income............................. $   240,478  $   450,647
  Net realized gain (loss) on investments...........     (16,526)    (316,108)
  Net change in unrealized appreciation
   (depreciation) of investments....................     (63,138)     247,508
                                                     -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.........................................     160,814      382,047
                                                     -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units...........     169,047      509,528
  Net asset value of units redeemed or used to
   meet contract obligations........................    (671,536)  (5,037,789)
                                                     -----------  -----------
Net decrease from unit transactions.................    (502,489)  (4,528,261)
                                                     -----------  -----------
Net decrease in net assets..........................    (341,675)  (4,146,214)
Net assets beginning of period......................   5,315,611    9,461,825
                                                     -----------  -----------
Net assets end of period*........................... $ 4,973,936  $ 5,315,611
                                                     ===========  ===========
Unit transactions:
Units outstanding beginning of period...............     262,037      497,345
Units issued during the period......................       8,271       26,900
Units redeemed during the period....................     (32,604)    (262,208)
                                                     -----------  -----------
Units outstanding end of period.....................     237,704      262,037
                                                     ===========  ===========
----------------------------------------------------
*Includes undistributed net investment
 income of:                                          $2,917,018   $ 2,676,540
                                                     ===========  ===========

                      See notes to financial statements.

                                               MONYMaster
-------------------------------------------------------------------------------------------------------
                                         MONY Series Fund Inc.
-------------------------------------------------------------------------------------------------------
     Long Term Bond            Long Term Bond              Diversified               Money Market
       Subaccount                Subaccount                Subaccount                 Subaccount
------------------------  ------------------------  ------------------------  -------------------------
For the six  For the year For the six  For the year For the six  For the year For the six  For the year
months ended    ended     months ended    ended     months ended    ended     months ended    ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
$   472,075  $   973,696  $   472,075  $   973,696    $ 20,987     $ 19,600   $   307,898  $  1,193,755
   (154,886)    (711,373)    (154,886)    (711,373)        227        1,734             0             0
   (228,822)   1,461,512     (228,822)   1,461,512     (33,117)     (31,030)            0             0
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
     88,367    1,723,835       88,367    1,723,835     (11,903)      (9,696)      307,898     1,193,755
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
    109,038      860,237      109,038      860,237           0            0     3,702,686    13,652,936
 (1,635,638)  (8,992,500)  (1,635,638)  (8,992,500)    (14,191)     (13,665)   (4,606,179)  (35,274,122)
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
 (1,526,600)  (8,132,263)  (1,526,600)  (8,132,263)    (14,191)     (13,665)     (903,493)  (21,621,186)
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
 (1,438,233)  (6,408,428)  (1,438,233)  (6,408,428)    (26,094)     (23,361)     (595,595)  (20,427,431)
 10,659,296   17,067,724   10,659,296   17,067,724     103,501      126,862    17,091,167    37,518,598
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
$ 9,221,063  $10,659,296  $ 9,221,063  $10,659,296    $ 77,407     $103,501   $16,495,572  $ 17,091,167
===========  ===========  ===========  ===========    ========     ========   ===========  ============
    409,273      748,499      409,273      748,499       2,432        2,750     1,000,157     2,301,392
      4,169       37,105        4,169       37,105           0            0       214,847       828,513
    (61,942)    (376,331)     (61,942)    (376,331)       (363)        (318)     (266,551)   (2,129,748)
-----------  -----------  -----------  -----------    --------     --------   -----------  ------------
    351,500      409,273      351,500      409,273       2,069        2,432       948,453     1,000,157
===========  ===========  ===========  ===========    ========     ========   ===========  ============

$ 5,675,341  $ 5,203,266  $ 5,675,341  $ 5,203,266    $182,966     $161,979   $ 7,036,757  $  6,728,859
===========  ===========  ===========  ===========    ========     ========   ===========  ============

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       MONYMaster                             ValueMaster
                                                ------------------------  --------------------------------------------------
                                                              MONY Series Fund, Inc.                 OCC Accumulation Trust
                                                --------------------------------------------------  ------------------------
                                                  Government Securities         Money Market           US Government Bond
                                                       Subaccount                Subaccount                Subaccount
                                                ------------------------  ------------------------  ------------------------
                                                For the six  For the year For the six  For the year For the six  For the year
                                                months ended    ended     months ended    ended     months ended    ended
                                                  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                    2001         2000         2001         2000         2001         2000
                                                ------------ ------------ ------------ ------------ ------------ ------------
                                                (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income (loss).................  $  137,405  $   313,645   $  11,102    $  29,196     $  2,634    $   7,305
  Net realized gain (loss) on investments......       1,320     (130,839)          0            0         (416)      (5,762)
  Net change in unrealized appreciation
   (depreciation) of investments...............     (61,210)     161,673           0            0        1,036       13,860
                                                 ----------  -----------   ---------    ---------     --------    ---------
Net increase (decrease) in net assets
 resulting from operations.....................      77,515      344,479      11,102       29,196        3,254       15,403
                                                 ----------  -----------   ---------    ---------     --------    ---------
From unit transactions:
  Net proceeds from the issuance of units......     266,834      291,336     139,701            0       33,910            0
  Net asset value of units redeemed or used to
   meet contract obligations...................    (400,176)  (4,265,821)   (122,607)    (114,548)     (19,368)    (170,626)
                                                 ----------  -----------   ---------    ---------     --------    ---------
Net increase (decrease) from unit transactions.    (133,342)  (3,974,485)     17,094     (114,548)      14,542     (170,626)
                                                 ----------  -----------   ---------    ---------     --------    ---------
Net increase (decrease) in net assets..........     (55,827)  (3,630,006)     28,196      (85,352)      17,796     (155,223)
Net assets beginning of period.................   3,334,068    6,964,074     543,538      628,890      164,182      319,405
                                                 ----------  -----------   ---------    ---------     --------    ---------
Net assets end of period*......................  $3,278,241  $ 3,334,068   $ 571,734    $ 543,538     $181,978    $ 164,182
                                                 ==========  ===========   =========    =========     ========    =========
Unit transactions:
Units outstanding beginning of period..........     247,439      560,120      34,862       42,281        8,478       17,988
Units issued during the period.................      19,566       23,387       8,958            0        1,733            0
Units redeemed during the period...............     (29,214)    (336,068)     (7,789)      (7,419)        (994)      (9,510)
                                                 ----------  -----------   ---------    ---------     --------    ---------
Units outstanding end of period................     237,791      247,439      36,031       34,862        9,217        8,478
                                                 ==========  ===========   =========    =========     ========    =========
-----------
*Includes undistributed net investment
 income of:                                      $  717,108  $   579,703   $ 134,017    $ 122,915     $182,374    $ 179,740
                                                 ==========  ===========   =========    =========     ========    =========

                      See notes to financial statements.

                                 ValueMaster
----------------------------------------------------------------------------
                           OCC Accumulation Trust
----------------------------------------------------------------------------
         Equity                   Small Cap                  Managed
       Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------
For the six  For the year For the six  For the year For the six  For the year
months ended    ended     months ended    ended     months ended    ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)
  $  3,596     $ 57,251     $ 15,568     $ (1,210)  $    54,234  $   401,604
     5,068       34,601        2,222        5,417        81,624       50,062
    (5,722)     (53,354)       3,641       64,940      (141,574)    (194,580)
  --------     --------     --------     --------   -----------  -----------
     2,942       38,498       21,431       69,147        (5,716)     257,086
  --------     --------     --------     --------   -----------  -----------
     5,325       13,260       50,666       10,204        58,983       17,347
   (11,182)     (86,381)       1,881      (22,882)   (1,273,516)  (2,027,138)
  --------     --------     --------     --------   -----------  -----------
    (5,857)     (73,121)      52,547      (12,678)   (1,214,533)  (2,009,791)
  --------     --------     --------     --------   -----------  -----------
    (2,915)     (34,623)      73,978       56,469    (1,220,249)  (1,752,705)
   549,234      583,857      232,450      175,981     3,981,384    5,734,089
  --------     --------     --------     --------   -----------  -----------
  $546,319     $549,234     $306,428     $232,450   $ 2,761,135  $ 3,981,384
  ========     ========     ========     ========   ===========  ===========
    11,029       12,729        5,414        5,839        65,554      102,350
       107          282        1,178          274           957          318
      (223)      (1,982)          52         (699)      (20,909)     (37,114)
  --------     --------     --------     --------   -----------  -----------
    10,913       11,029        6,644        5,414        45,602       65,554
  ========     ========     ========     ========   ===========  ===========

  $115,094     $111,498     $ 45,855     $ 30,287   $ 1,486,452  $ 1,432,218
  ========     ========     ========     ========   ===========  ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                                MONYMaster
                                                                          -----------------------------------------------------
                                                                                      Enterprise Accumulation Trust
                                                                          -----------------------------------------------------
                                                                                    Equity               Small Company Value
                                                                                  Subaccount                  Subaccount
                                                                          --------------------------  -------------------------
                                                                          For the six   For the year  For the six  For the year
                                                                          months ended     ended      months ended    ended
                                                                            June 30,    December 31,    June 30,   December 31,
                                                                              2001          2000          2001         2000
                                                                          ------------  ------------  ------------ ------------
                                                                          (unaudited)                 (unaudited)
From operations:
  Net investment income (loss)........................................... $   (207,653) $ 12,797,951  $  (199,535) $  6,487,130
  Net realized gain (loss) on investments................................   (3,446,522)    9,115,497      (31,985)    4,804,704
  Net change in unrealized appreciation (depreciation) of investments....   (1,574,039)  (19,810,270)   3,009,778   (10,727,175)
                                                                          ------------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting from operations..........   (5,228,214)    2,103,178    2,778,258       564,659
                                                                          ------------  ------------  -----------  ------------
From unit transactions:
  Net proceeds from the issuance of units................................      921,826    14,153,169      697,920     9,818,039
  Net asset value of units redeemed or used to meet contract obligations.   (6,586,776)  (54,913,485)  (5,439,335)  (35,503,997)
                                                                          ------------  ------------  -----------  ------------
Net decrease from unit transactions......................................   (5,664,950)  (40,760,316)  (4,741,415)  (25,685,958)
                                                                          ------------  ------------  -----------  ------------
Net decrease in net assets...............................................  (10,893,164)  (38,657,138)  (1,963,157)  (25,121,299)
Net assets beginning of period...........................................   40,196,732    78,853,870   33,360,493    58,481,792
                                                                          ------------  ------------  -----------  ------------
Net assets end of period*................................................ $ 29,303,568  $ 40,196,732  $31,397,336  $ 33,360,493
                                                                          ============  ============  ===========  ============
Unit transactions:
Units outstanding beginning of period....................................      840,624     1,543,174      659,362     1,169,875
Units issued during the period...........................................       21,371       259,008       13,335       198,313
Units redeemed during the period.........................................     (153,566)     (961,558)    (104,298)     (708,826)
                                                                          ------------  ------------  -----------  ------------
Units outstanding end of period..........................................      708,429       840,624      568,399       659,362
                                                                          ============  ============  ===========  ============
------------------------------------------------------------------------
*Includes undistributed net investment income of:                         $ 22,984,044  $ 23,191,697  $16,518,522  $ 16,718,057
                                                                          ============  ============  ===========  ============

                      See notes to financial statements.

                                   MONYMaster
--------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
--------------------------------------------------------------------------------
          Managed               International Growth         High Yield Bond
         Subaccount                  Subaccount                Subaccount
---------------------------  -------------------------  ------------------------
For the six   For the year   For the six  For the year  For the six  For the year
months ended     ended       months ended    ended      months ended    ended
  June 30,    December 31,     June 30,   December 31,    June 30,   December 31,
    2001          2000           2001         2000          2001         2000
------------  -------------  ------------ ------------  ------------ ------------
(unaudited)                  (unaudited)                (unaudited)
$   (780,136) $  53,322,831  $   (43,354) $    876,188   $  201,032  $   693,281
 (18,846,790)   (32,068,244)    (541,709)    2,362,957     (123,449)  (1,168,320)
  11,899,164    (24,735,815)  (1,128,628)   (6,749,152)      89,268      212,650
------------  -------------  -----------  ------------   ----------  -----------
  (7,727,762)    (3,481,228)  (1,713,691)   (3,510,007)     166,851     (262,389)
------------  -------------  -----------  ------------   ----------  -----------
   1,642,478      8,942,046      126,789     7,848,030      106,155    1,064,058
 (22,062,989)  (167,605,660)  (1,397,052)  (12,684,437)    (689,717)  (6,693,861)
------------  -------------  -----------  ------------   ----------  -----------
 (20,420,511)  (158,663,614)  (1,270,263)   (4,836,407)    (583,562)  (5,629,803)
------------  -------------  -----------  ------------   ----------  -----------
 (28,148,273)  (162,144,842)  (2,983,954)   (8,346,414)    (416,711)  (5,892,192)
 142,117,284    304,262,126    8,784,644    17,131,058    5,329,294   11,221,486
------------  -------------  -----------  ------------   ----------  -----------
$113,969,011  $ 142,117,284  $ 5,800,690  $  8,784,644   $4,912,583  $ 5,329,294
============  =============  ===========  ============   ==========  ===========
   2,338,607      5,016,713      520,115       828,796      365,134      740,141
      27,639        153,254        8,304       395,116        6,878       70,973
    (377,745)    (2,831,360)     (91,300)     (703,797)     (45,137)    (445,980)
------------  -------------  -----------  ------------   ----------  -----------
   1,988,501      2,338,607      437,119       520,115      326,875      365,134
============  =============  ===========  ============   ==========  ===========
$144,799,943  $ 145,580,079  $ 1,633,762  $  1,677,116   $3,220,992  $ 3,019,960
============  =============  ===========  ============   ==========  ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business:

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. For presentation purposes, information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

   There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operations from 1990 to 1994 and the subaccounts of ValueMaster commenced operations in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

                                     MONY

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholder. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. For the six months ended June 30, 2001, the amount deducted for such purposes for all MONY Master subaccounts was $37,745,851 and for all ValueMaster subaccounts was $1,154,217.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                 Cost of Shares
                                    Acquired    Proceeds from
                                   (Excludes       Shares
MONYMaster Subaccounts           Reinvestments)   Redeemed
----------------------           -------------- -------------
MONY Series Fund, Inc.
Equity Growth Portfolio.........   $        0    $   169,303
Equity Income Portfolio.........            0            178
Intermediate Term Bond Portfolio      185,638        706,762
Long Term Bond Portfolio........      212,076      1,776,467
Diversified Portfolio...........            0         14,548
Money Market Portfolio..........    4,521,149      5,486,726
Government Securities Portfolio.      279,143        424,492
Enterprise Accumulation Trust
Equity Portfolio................    1,478,969      7,275,538
Small Company Value Portfolio...    1,620,429      6,480,173
Managed Portfolio...............    4,366,779     25,265,195
International Growth Portfolio..      141,731      1,439,831
High Yield Bond Portfolio.......      138,611        741,571

ValueMaster Subaccounts
-----------------------
MONY Series Fund, Inc.
Money Market Portfolio..........      147,690        132,850
OCC Accumulation Trust
US Government Bond Portfolio....       33,545         19,928
Equity Portfolio................        7,908         15,699
Small Cap Portfolio.............       60,732          8,988
Managed Portfolio...............      377,356      1,604,421

                                     MONY

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                                     MONY Custom Master
                                        ---------------------------------------------------------------------------
                                                    MONY Series Fund, Inc.              Enterprise Accumulation Trust
                                        ----------------------------------------------  ----------------------------
                                        Intermediate  Long Term  Government   Money                     Small Company
                                         Term Bond       Bond    Securities   Market       Equity           Value
                                         Subaccount   Subaccount Subaccount Subaccount   Subaccount      Subaccount
                                        ------------  ---------- ---------- ----------- ------------      -------------
                ASSETS
Shares held in respective Funds........     265,579      397,791    428,669  20,353,927      843,896        317,802
                                         ==========   ========== ========== =========== ============      ==========
Investments at cost....................  $2,804,917   $5,061,427 $4,723,591 $20,353,927 $ 31,631,629     $9,268,539
                                         ==========   ========== ========== =========== ============      ==========
Investments in respective Funds, at net
  asset value..........................  $2,862,938   $5,075,818 $4,745,364 $20,353,927 $ 20,515,123     $9,143,152
Amount due from MONY...................           5           40        165         255           38            563
Amount due from respective Funds.......           0            0          0     308,243        4,358          2,103
                                         ----------   ---------- ---------- ----------- ------------      ----------
       Total assets....................   2,862,943    5,075,858  4,745,529  20,662,425   20,519,519      9,145,818
                                         ----------   ---------- ---------- ----------- ------------      ----------
              LIABILITIES
Amount due to MONY.....................       9,211       16,022     15,072     371,812       72,883         29,789
Amount due to respective Funds.........           5           40        165         255           38            563
                                         ----------   ---------- ---------- ----------- ------------      ----------
       Total liabilities...............       9,216       16,062     15,237     372,067       72,921         30,352
                                         ----------   ---------- ---------- ----------- ------------      ----------
Net assets.............................  $2,853,727   $5,059,796 $4,730,292 $20,290,358 $ 20,446,598     $9,115,466
                                         ==========   ========== ========== =========== ============      ==========
Net assets consist of:
 Contractholders' net payments.........  $2,685,435   $4,836,534 $4,538,909 $19,732,235 $ 28,386,513     $8,460,665
 Undistributed net investment income
   (loss)..............................     104,401      170,055    153,231     558,123    4,860,833        862,938
 Accumulated net realized gain (loss)
   on investments......................       5,870       38,816     16,379           0   (1,684,242)       (82,750)
 Net unrealized appreciation
   (depreciation) of investments.......      58,021       14,391     21,773           0  (11,116,506)      (125,387)
                                         ----------   ---------- ---------- ----------- ------------      ----------
Net assets.............................  $2,853,727   $5,059,796 $4,730,292 $20,290,358 $ 20,446,598     $9,115,466
                                         ==========   ========== ========== =========== ============      ==========
Number of units outstanding*...........     260,397      462,728    431,899   1,925,502    2,547,547        836,855
                                         ----------   ---------- ---------- ----------- ------------      ----------
Net asset value per unit outstanding*..  $    10.96   $    10.93 $    10.95 $     10.54 $       8.03     $    10.89
                                         ==========   ========== ========== =========== ============      ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
             International High Yield               Growth and   Small Company   Equity      Capital
 Managed        Growth        Bond       Growth       Income        Growth       Income    Appreciation
Subaccount    Subaccount   Subaccount  Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
-----------  ------------- ----------  -----------  -----------  ------------- ----------  ------------
    941,531       511,445     627,368    3,633,649    2,481,662      970,896      546,138    1,040,711
===========   ===========  ==========  ===========  ===========   ==========   ==========  ===========
$26,263,473   $ 3,868,655  $2,951,828  $22,001,304  $15,659,967   $8,536,298   $2,931,226  $ 8,061,300
===========   ===========  ==========  ===========  ===========   ==========   ==========  ===========
$21,617,557   $ 2,807,835  $2,785,515  $19,110,889  $14,046,209   $8,213,779   $2,894,531  $ 6,442,003
         25           113         104          144           91            0          233           54
      4,378         1,929         153            0        5,489            0        1,945            0
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
 21,621,960     2,809,877   2,785,772   19,111,033   14,051,789    8,213,779    2,896,709    6,442,057
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
     77,043        12,001       8,853       64,068       53,441       26,060       11,103       21,657
         25           113         104          144           91            0          233           54
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
     77,068        12,114       8,957       64,212       53,532       26,060       11,336       21,711
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
$21,544,892   $ 2,797,763  $2,776,815  $19,046,821  $13,998,257   $8,187,719   $2,885,373  $ 6,420,346
===========   ===========  ==========  ===========  ===========   ==========   ==========  ===========
$22,373,795   $ 3,731,905  $2,798,185  $22,285,382  $15,839,751   $8,547,058   $2,941,647  $ 7,929,488

  5,125,388       215,350     153,760      (75,243)    (139,220)     (47,536)     (21,510)     226,681
 (1,308,375)      (88,672)     (8,817)    (272,903)     (88,516)      10,716        1,931     (116,526)
 (4,645,916)   (1,060,820)   (166,313)  (2,890,415)  (1,613,758)    (322,519)     (36,695)  (1,619,297)
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
$21,544,892   $ 2,797,763  $2,776,815  $19,046,821  $13,998,257   $8,187,719   $2,885,373  $ 6,420,346
===========   ===========  ==========  ===========  ===========   ==========   ==========  ===========
  2,193,985       382,473     275,053    2,348,180    1,587,622      935,071      289,663      803,431
-----------   -----------  ----------  -----------  -----------   ----------   ----------  -----------
$      9.82   $      7.31  $    10.10  $      8.11  $      8.82   $     8.76   $     9.96  $      7.99
===========   ===========  ==========  ===========  ===========   ==========   ==========  ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                        MONY Custom Master
                                              ----------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                                              ---------------------------------------------               -
                                                                                                            Dreyfus
                                                                                              Dreyfus      Socially
                                              Multi-Cap                Worldwide   Mid-Cap     Stock      Responsible
                                                Growth      Balanced     Growth     Growth     Index        Growth
                                              Subaccount   Subaccount  Subaccount Subaccount Subaccount   Subaccount
                                              -----------  ----------  ---------- ---------- -----------  -----------
                   ASSETS
Shares held in respective Funds..............   1,031,752     389,049     1,499      2,509       509,153     116,739
                                              ===========  ==========   =======    =======   ===========  ==========
Investments at cost.......................... $13,043,284  $1,960,297   $15,000    $24,039   $18,829,776  $4,450,509
                                              ===========  ==========   =======    =======   ===========  ==========
Investments in respective Funds, at net asset
  value...................................... $ 9,275,455  $1,871,324   $15,090    $24,160   $16,038,319  $3,455,474
Amount due from MONY.........................           0           0         0          0           122         113
Amount due from respective Funds.............       5,935         143         0          0           467           0
                                              -----------  ----------   -------    -------   -----------  ----------
       Total assets..........................   9,281,390   1,871,467    15,090     24,160    16,038,908   3,455,587
                                              -----------  ----------   -------    -------   -----------  ----------
                 LIABILITIES
Amount due to MONY...........................      36,887       6,250        22         14        54,125      11,750
Amount due to respective Funds...............           0           0         0          0           122         113
                                              -----------  ----------   -------    -------   -----------  ----------
       Total liabilities.....................      36,887       6,250        22         14        54,247      11,863
                                              -----------  ----------   -------    -------   -----------  ----------
Net assets................................... $ 9,244,503  $1,865,217   $15,068    $24,146   $15,984,661  $3,443,724
                                              ===========  ==========   =======    =======   ===========  ==========
Net assets consist of:
 Contractholders' net payments............... $13,563,102  $1,968,781   $15,000    $24,032   $18,748,245  $4,536,583
 Undistributed net investment income (loss)..    (129,162)    (12,219)      (22)       (14)      208,691     (14,658)
 Accumulated net realized gain (loss)
   on investments............................    (421,608)     (2,372)        0          7      (180,818)    (83,166)
 Net unrealized appreciation (depreciation)
   of investments............................  (3,767,829)    (88,973)       90        121    (2,791,457)   (995,035)
                                              -----------  ----------   -------    -------   -----------  ----------
Net assets................................... $ 9,244,503  $1,865,217   $15,068    $24,146   $15,984,661  $3,443,724
                                              ===========  ==========   =======    =======   ===========  ==========
Number of units outstanding*.................   1,692,039     202,746     1,500      2,530     1,990,360     443,726
                                              -----------  ----------   -------    -------   -----------  ----------
Net asset value per unit outstanding*........ $      5.46  $     9.20   $ 10.05    $  9.54   $      8.03  $     7.76
                                              ===========  ==========   =======    =======   ===========  ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONY Custom Master
---------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                  Janus Aspen Series
-----------------------------------------   --------------------------------------------------
                               VIP III
    VIP           VIP II       Growth       Aggressive                  Capital    Worldwide
   Growth       Contrafund  Opportunities     Growth      Balanced    Appreciation   Growth
 Subaccount     Subaccount   Subaccount     Subaccount   Subaccount    Subaccount  Subaccount
 -----------   -----------    ------------- -----------  -----------  ------------ -----------
    215,185        397,613      201,245         314,201      539,418      251,811      412,443
===========    ===========    ==========    ===========  ===========  ===========  ===========
$10,273,284    $ 9,565,287   $3,938,494     $15,804,965  $13,768,061  $ 7,658,013  $18,105,275
===========    ===========    ==========    ===========  ===========  ===========  ===========
$ 7,910,195    $ 8,190,832   $3,242,053     $ 8,382,883  $12,503,713  $ 5,789,128  $13,165,182
        167             45          352             434          377          429          265
        464              0            0           1,983        2,031            0        3,979
-----------    -----------    ----------    -----------  -----------  -----------  -----------
  7,910,826      8,190,877    3,242,405       8,385,300   12,506,121    5,789,557   13,169,426
-----------    -----------    ----------    -----------  -----------  -----------  -----------
     26,544         26,796       10,797          30,639       43,243       19,819       49,162
        167             45          352             434          377          429          265
-----------    -----------    ----------    -----------  -----------  -----------  -----------
     26,711         26,841       11,149          31,073       43,620       20,248       49,427
-----------    -----------    ----------    -----------  -----------  -----------  -----------
$ 7,884,115    $ 8,164,036   $3,231,256     $ 8,354,227  $12,462,501  $ 5,769,309  $13,119,999
===========    ===========    ==========    ===========  ===========  ===========  ===========
$10,038,820    $ 9,446,261   $3,991,370     $16,339,024  $13,316,365  $ 7,757,229  $18,115,959
    445,116        162,412      (29,980)        557,440      529,922       22,633      546,159
   (236,732)       (70,182)     (33,693)     (1,120,155)    (119,438)    (141,668)    (602,026)
 (2,363,089)    (1,374,455)    (696,441)     (7,422,082)  (1,264,348)  (1,868,885)  (4,940,093)
-----------    -----------    ----------    -----------  -----------  -----------  -----------
$ 7,884,115    $ 8,164,036   $3,231,256     $ 8,354,227  $12,462,501  $ 5,769,309  $13,119,999
===========    ===========    ==========    ===========  ===========  ===========  ===========
    953,157      1,034,523      443,016       1,562,307    1,298,004      807,854    2,032,991
-----------    -----------    ----------    -----------  -----------  -----------  -----------
$      8.27    $      7.89   $     7.29     $      5.35  $      9.60  $      7.14  $      6.45
===========    ===========    ==========    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                                                    MONY Custom Master
                                                           --------------------------------------------------------------------
                                                                                                               Enterprise
                                                                      MONY Series Fund, Inc.               Accumulation Trust
                                                           --------------------------------------------  ----------------------
                                                                                                                        Small
                                                           Intermediate Long Term  Government   Money                  Company
                                                            Term Bond      Bond    Securities   Market     Equity       Value
                                                            Subaccount  Subaccount Subaccount Subaccount Subaccount   Subaccount
                                                           ------------ ---------- ---------- ---------- -----------  ----------
Dividend income...........................................   $132,965   $ 216,008   $192,734  $ 394,620  $         0   $      0
Distribution from net realized gains......................          0           0          0          0            0          0
Mortality and expense risk charges........................    (16,997)    (29,052)   (27,451)  (113,225)    (140,447)   (51,974)
                                                             --------   ---------   --------  ---------  -----------   --------
Net investment income (loss)..............................    115,968     186,956    165,283    281,395     (140,447)   (51,974)
                                                             --------   ---------   --------  ---------  -----------   --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments.................      4,674      30,632     10,975          0   (1,395,756)   (45,632)
  Net change in unrealized appreciation (depreciation) of
   investments............................................    (49,255)   (213,886)   (93,711)         0   (1,614,055)   786,517
                                                             --------   ---------   --------  ---------  -----------   --------
Net realized and unrealized gain (loss) on investments....    (44,581)   (183,254)   (82,736)         0   (3,009,811)   740,885
                                                             --------   ---------   --------  ---------  -----------   --------
Net increase (decrease) in net assets resulting from
 operations...............................................   $ 71,387   $   3,702   $ 82,547  $ 281,395  $(3,150,258)  $688,911
                                                             ========   =========   ========  =========  ===========   ========

                      See notes to financial statements.

                                        MONY Custom Master
-------------------------------------------------------------------------------------------------

                                  Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------
                                                                  Small
             International High Yield              Growth and    Company     Equity     Capital
 Managed        Growth        Bond      Growth       Income       Growth     Income   Appreciation
Subaccount    Subaccount   Subaccount Subaccount   Subaccount   Subaccount Subaccount  Subaccount
----------   ------------- ---------- -----------  -----------  ---------- ---------- ------------
$         0    $       0    $104,746  $         0  $         0  $       0  $       0   $       0
          0            0           0            0            0          0          0           0
   (141,326)     (21,058)    (15,797)    (128,162)     (94,730)   (52,824)   (17,554)    (43,775)
-----------    ---------    --------  -----------  -----------  ---------  ---------   ---------
   (141,326)     (21,058)     88,949     (128,162)     (94,730)   (52,824)   (17,554)    (43,775)
-----------    ---------    --------  -----------  -----------  ---------  ---------   ---------
   (993,168)     (73,862)     (1,233)    (197,640)     (81,866)       164      2,151     (92,698)
    (81,339)    (673,929)    (43,840)  (2,305,905)  (1,225,392)  (145,618)  (195,182)   (815,195)
-----------    ---------    --------  -----------  -----------  ---------  ---------   ---------
 (1,074,507)    (747,791)    (45,073)  (2,503,545)  (1,307,258)  (145,454)  (193,031)   (907,893)
-----------    ---------    --------  -----------  -----------  ---------  ---------   ---------
$(1,215,833)   $(768,849)   $ 43,876  $(2,631,707) $(1,401,988) $(198,278) $(210,585)  $(951,668)
===========    =========    ========  ===========  ===========  =========  =========   =========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF OPERATIONS (unaudited) (continued)

                                                                           MONY Custom Master
                                         --------------------------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                                         ------------------------------------------------------
                                                                                                   Dreyfus         Dreyfus
                                          Multi-Cap                  Worldwide       Mid-Cap        Stock          Socially
                                            Growth      Balanced       Growth         Growth        Index     Responsible Growth
                                          Subaccount   Subaccount    Subaccount     Subaccount    Subaccount      Subaccount
                                         ------------ ------------ -------------- -------------- ------------ ------------------
                                         For the six  For the six  For the period For the period For the six     For the six
                                         months ended months ended May 21, 2001** May 10, 2001** months ended    months ended
                                           June 30,     June 30,      through        through       June 30,        June 30,
                                             2001         2001     June 30, 2001  June 30, 2001      2001            2001
                                         ------------ ------------ -------------- -------------- ------------ ------------------
Dividend income......................... $         0   $       0        $  0           $  0      $    82,803      $     452
Distribution from net realized gains....           0           0           0              0            2,976              0
Mortality and expense risk charges......     (62,683)    (11,700)        (22)           (14)        (106,849)       (24,081)
                                         -----------   ---------        ----           ----      -----------      ---------
Net investment loss.....................     (62,683)    (11,700)        (22)           (14)         (21,070)       (23,629)
                                         -----------   ---------        ----           ----      -----------      ---------
Realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss) on
   investments..........................    (330,738)     (2,042)          0              7         (157,648)       (79,003)
  Net change in unrealized appreciation
   (depreciation) of investments........    (848,584)   (105,561)         90            121       (1,058,171)      (499,187)
                                         -----------   ---------        ----           ----      -----------      ---------
Net realized and unrealized gain (loss)
 on investments.........................  (1,179,322)   (107,603)         90            128       (1,215,819)      (578,190)
                                         -----------   ---------        ----           ----      -----------      ---------
Net increase (decrease) in net assets
 resulting from operations.............. $(1,242,005)  $(119,303)       $ 68           $114      $(1,236,889)     $(601,819)
                                         ===========   =========        ====           ====      ===========      =========

--------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                        MONY Custom Master
                                 -----------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance Products Funds                  Janus Aspen Series
                                 ---------------------------------------------  ------------------------------------------------
                                    VIP         VIP II           VIP III        Aggressive                Capital    Worldwide
                                   Growth     Contrafund   Growth Opportunities   Growth      Balanced  Appreciation   Growth
                                 Subaccount   Subaccount        Subaccount      Subaccount   Subaccount  Subaccount  Subaccount
                                 ----------   -----------  -------------------- -----------  ---------- ------------ -----------
Dividend income................. $         0  $    51,795       $       0       $         0  $ 159,769   $  44,973   $    28,817
Distribution from net realized
 gains..........................     543,568      207,178           7,741                 0          0           0             0
Mortality and expense risk
 charges........................     (52,818)     (52,444)        (21,731)          (63,434)   (80,900)    (40,013)      (93,712)
                                 -----------  -----------       ---------       -----------  ---------   ---------   -----------
Net investment income (loss)....     490,750      206,529         (13,990)          (63,434)    78,869       4,960       (64,895)
                                 -----------  -----------       ---------       -----------  ---------   ---------   -----------
Realized and unrealized loss on
 investments:
  Net realized loss on
   investments..................    (231,399)     (66,661)        (25,078)         (975,398)   (78,007)   (103,522)     (467,786)
  Net change in unrealized
   depreciation of investments..  (1,147,351)    (985,749)       (290,603)       (2,094,507)  (509,439)   (809,459)   (1,639,388)
                                 -----------  -----------       ---------       -----------  ---------   ---------   -----------
Net realized and unrealized loss
 on investments.................  (1,378,750)  (1,052,410)       (315,681)       (3,069,905)  (587,446)   (912,981)   (2,107,174)
                                 -----------  -----------       ---------       -----------  ---------   ---------   -----------
Net decrease in net assets
 resulting from operations...... $  (888,000) $  (845,881)      $(329,671)      $(3,133,339) $(508,577)  $(908,021)  $(2,172,069)
                                 ===========  ===========       =========       ===========  =========   =========   ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                           MONY Custom Master
                                      -------------------------------------------------------------
                                                                         MONY Series Fund, Inc.
                                      -------------------------------------------------------------
                                          Intermediate Term Bond             Long Term Bond
                                                Subaccount                     Subaccount
                                      -----------------------------  -----------------------------
                                      For the six   For the period   For the six   For the period
                                      months ended April 20, 2000**  months ended April 25, 2000**
                                        June 30,        through        June 30,        through
                                          2001     December 31, 2000     2001     December 31, 2000
                                      ------------ ----------------- ------------ -----------------
                                      (unaudited)                    (unaudited)
From operations:
  Net investment income (loss).......  $  115,968     $  (11,567)     $  186,956     $  (16,901)
  Net realized gain (loss) on
   investments.......................       4,674          1,196          30,632          8,184
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (49,255)       107,276        (213,886)       228,277
                                       ----------     ----------      ----------     ----------
Net increase (decrease) in net assets
 resulting from operations...........      71,387         96,905           3,702        219,560
                                       ----------     ----------      ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
   units.............................     718,509      2,042,760       1,918,481      3,373,851
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................     (62,877)       (12,957)       (314,324)      (141,474)
                                       ----------     ----------      ----------     ----------
Net increase from unit transactions..     655,632      2,029,803       1,604,157      3,232,377
                                       ----------     ----------      ----------     ----------
Net increase (decrease) in net assets     727,019      2,126,708       1,607,859      3,451,937
Net assets beginning of period.......   2,126,708              0       3,451,937              0
                                       ----------     ----------      ----------     ----------
Net assets end of period*............  $2,853,727     $2,126,708      $5,059,796     $3,451,937
                                       ==========     ==========      ==========     ==========
Unit transactions:
Units outstanding beginning of period     200,073              0         317,823              0
Units issued during the period.......      66,069        201,330         173,480        331,798
Units redeemed during the period.....      (5,745)        (1,257)        (28,575)       (13,975)
                                       ----------     ----------      ----------     ----------
Units outstanding end of period......     260,397        200,073         462,728        317,823
                                       ==========     ==========      ==========     ==========
-------------------------------------
*Includes undistributed net
 investment income (loss) of:          $  104,401     $  (11,567)     $  170,055     $  (16,901)
                                       ==========     ==========      ==========     ==========




                                          Government Securities
                                                Subaccount
                                      -----------------------------
                                      For the six   For the period
                                      months ended April 26, 2000**
                                        June 30,        through
                                          2001     December 31, 2000
                                      ------------ -----------------
                                      (unaudited)
From operations:
  Net investment income (loss).......  $  165,283     $  (12,052)
  Net realized gain (loss) on
   investments.......................      10,975          5,404
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (93,711)       115,484
                                       ----------     ----------
Net increase (decrease) in net assets
 resulting from operations...........      82,547        108,836
                                       ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
   units.............................   1,573,694      3,173,974
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (152,870)       (55,889)
                                       ----------     ----------
Net increase from unit transactions..   1,420,824      3,118,085
                                       ----------     ----------
Net increase (decrease) in net assets   1,503,371      3,226,921
Net assets beginning of period.......   3,226,921              0
                                       ----------     ----------
Net assets end of period*............  $4,730,292     $3,226,921
                                       ==========     ==========
Unit transactions:
Units outstanding beginning of period     301,304              0
Units issued during the period.......     144,780        306,659
Units redeemed during the period.....     (14,185)        (5,355)
                                       ----------     ----------
Units outstanding end of period......     431,899        301,304
                                       ==========     ==========
-------------------------------------
*Includes undistributed net
 investment income (loss) of:          $  153,231     $  (12,052)
                                       ==========     ==========

** Commencement of operations

                      See notes to financial statements.

                                                    MONY Custom Master
--------------------------------------------------------------------------------------------------------------------------
    MONY Series Fund, Inc.                                    Enterprise Accumulation Trust
-----------------------------  -------------------------------------------------------------------------------------------
         Money Market                      Equity                  Small Company Value                  Managed
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended April 10, 2000**  months ended April 14, 2000**  months ended April 07, 2000**  months ended April 17, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
$   281,395    $    276,728    $  (140,447)    $ 5,001,280     $  (51,974)    $  914,912     $  (141,326)    $ 5,266,714

          0               0     (1,395,756)       (288,486)       (45,632)       (37,118)       (993,168)       (315,207)
          0               0     (1,614,055)     (9,502,451)       786,517       (911,904)        (81,339)     (4,564,577)
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
    281,395         276,728     (3,150,258)     (4,789,657)       688,911        (34,110)     (1,215,833)        386,930
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
 16,499,569      26,839,270      3,012,132      27,692,089      2,112,623      6,787,769       4,491,483      21,041,331
 (9,435,534)    (14,171,070)    (1,500,511)       (817,197)      (244,365)      (195,362)     (1,534,989)     (1,624,030)
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
  7,064,035      12,668,200      1,511,621      26,874,892      1,868,258      6,592,407       2,956,494      19,417,301
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
  7,345,430      12,944,928     (1,638,637)     22,085,235      2,557,169      6,558,297       1,740,661      19,804,231
 12,944,928               0     22,085,235               0      6,558,297              0      19,804,231               0
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
$20,290,358    $ 12,944,928    $20,446,598     $22,085,235     $9,115,466     $6,558,297     $21,544,892     $19,804,231
===========    ============    ===========     ===========     ==========     ==========     ===========     ===========
  1,249,641               0      2,379,095               0        657,017              0       1,901,068               0
  1,579,060       2,638,767        352,035       2,455,112        203,493        677,462         447,071       2,058,541
   (903,199)     (1,389,126)      (183,583)        (76,017)       (23,655)       (20,445)       (154,154)       (157,473)
-----------    ------------    -----------     -----------     ----------     ----------     -----------     -----------
  1,925,502       1,249,641      2,547,547       2,379,095        836,855        657,017       2,193,985       1,901,068
===========    ============    ===========     ===========     ==========     ==========     ===========     ===========

$   558,123    $    276,728    $ 4,860,833     $ 5,001,280     $  862,938     $  914,912     $ 5,125,388     $ 5,266,714
===========    ============    ===========     ===========     ==========     ==========     ===========     ===========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                           MONY Custom Master
                                      -------------------------------------------------------------
                                                                     Enterprise Accumulation Trust
                                      -------------------------------------------------------------
                                           International Growth             High Yield Bond
                                                Subaccount                     Subaccount
                                      -----------------------------  -----------------------------
                                      For the six   For the period   For the six   For the period
                                      months ended April 18, 2000**  months ended  May 03, 2000**
                                        June 30,        through        June 30,        through
                                          2001     December 31, 2000     2001     December 31, 2000
                                      ------------ ----------------- ------------ -----------------
                                      (unaudited)                    (unaudited)
From operations:
  Net investment income (loss).......  $  (21,058)    $  236,408      $   88,949     $   64,811
  Net realized gain (loss) on
   investments.......................     (73,862)       (14,810)         (1,233)        (7,584)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................    (673,929)      (386,891)        (43,840)      (122,473)
                                       ----------     ----------      ----------     ----------
Net increase (decrease) in net assets
 resulting from operations...........    (768,849)      (165,293)         43,876        (65,246)
                                       ----------     ----------      ----------     ----------
From unit transactions:
  Net proceeds from the issuance
   of units..........................     301,249      3,782,347         867,545      2,136,352
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (186,721)      (164,970)        (50,933)      (154,779)
                                       ----------     ----------      ----------     ----------
Net increase from unit transactions..     114,528      3,617,377         816,612      1,981,573
                                       ----------     ----------      ----------     ----------
Net increase (decrease) in net assets    (654,321)     3,452,084         860,488      1,916,327
Net assets beginning of period.......   3,452,084              0       1,916,327              0
                                       ----------     ----------      ----------     ----------
Net assets end of period*............  $2,797,763     $3,452,084      $2,776,815     $1,916,327
                                       ==========     ==========      ==========     ==========
Unit transactions:
Units outstanding beginning of
 period..............................     370,601              0         195,361              0
Units issued during the period.......      35,753        387,561          84,633        210,895
Units redeemed during the period.....     (23,881)       (16,960)         (4,941)       (15,534)
                                       ----------     ----------      ----------     ----------
Units outstanding end of period......     382,473        370,601         275,053        195,361
                                       ==========     ==========      ==========     ==========
-------------------------------------
*Includes undistributed net
 investment income (loss) of:          $  215,350     $  236,408      $  153,760     $   64,811
                                       ==========     ==========      ==========     ==========




                                                  Growth
                                                Subaccount
                                      -----------------------------
                                      For the six   For the period
                                      months ended April 07, 2000**
                                        June 30,        through
                                          2001     December 31, 2000
                                      ------------ -----------------
                                      (unaudited)
From operations:
  Net investment income (loss)....... $  (128,162)    $    52,919
  Net realized gain (loss) on
   investments.......................    (197,640)        (75,263)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................  (2,305,905)       (584,510)
                                      -----------     -----------
Net increase (decrease) in net assets
 resulting from operations...........  (2,631,707)       (606,854)
                                      -----------     -----------
From unit transactions:
  Net proceeds from the issuance
   of units..........................   2,655,984      21,477,969
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (915,999)       (932,572)
                                      -----------     -----------
Net increase from unit transactions..   1,739,985      20,545,397
                                      -----------     -----------
Net increase (decrease) in net assets    (891,722)     19,938,543
Net assets beginning of period.......  19,938,543               0
                                      -----------     -----------
Net assets end of period*............ $19,046,821     $19,938,543
                                      ===========     ===========
Unit transactions:
Units outstanding beginning of
 period..............................   2,143,387               0
Units issued during the period.......     314,771       2,243,911
Units redeemed during the period.....    (109,978)       (100,524)
                                      -----------     -----------
Units outstanding end of period......   2,348,180       2,143,387
                                      ===========     ===========
-------------------------------------
*Includes undistributed net
 investment income (loss) of:         $   (75,243)    $    52,919
                                      ===========     ===========

** Commencement of operations

                      See notes to financial statements.

                                                    MONY Custom Master
--------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------------------
      Growth and Income             Small Company Growth              Equity Income               Capital Appreciation
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended April 07, 2000**  months ended April 12, 2000**  months ended April 10, 2000**  months ended April 12, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
$   (94,730)    $   (44,490)    $  (52,824)    $    5,288      $  (17,554)    $   (3,956)     $  (43,775)    $  270,456

    (81,866)         (6,650)           164         10,552           2,151           (220)        (92,698)       (23,828)

 (1,225,392)       (388,366)      (145,618)      (176,901)       (195,182)       158,487        (815,195)      (804,102)
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
 (1,401,988)       (439,506)      (198,278)      (161,061)       (210,585)       154,311        (951,668)      (557,474)
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
  2,951,261      14,425,669        955,729      8,415,117         657,007      2,392,980         828,626      7,530,724
 (1,165,289)       (371,890)      (601,732)      (222,056)        (64,602)       (43,738)       (286,084)      (143,778)
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
  1,785,972      14,053,779        353,997      8,193,061         592,405      2,349,242         542,542      7,386,946
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
    383,984      13,614,273        155,719      8,032,000         381,820      2,503,553        (409,126)     6,829,472
 13,614,273               0      8,032,000              0       2,503,553              0       6,829,472              0
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
$13,998,257     $13,614,273     $8,187,719     $8,032,000      $2,885,373     $2,503,553      $6,420,346     $6,829,472
===========     ===========     ==========     ==========      ==========     ==========      ==========     ==========
  1,399,799               0        896,084              0         232,503              0         740,903              0
    313,734       1,437,821        111,446        921,812          63,395        236,837          97,687        756,814
   (125,911)        (38,022)       (72,459)       (25,728)         (6,235)        (4,334)        (35,159)       (15,911)
-----------     -----------     ----------     ----------      ----------     ----------      ----------     ----------
  1,587,622       1,399,799        935,071        896,084         289,663        232,503         803,431        740,903
===========     ===========     ==========     ==========      ==========     ==========      ==========     ==========

$  (139,220)    $   (44,490)    $  (47,536)    $    5,288      $  (21,510)    $   (3,956)     $  226,681     $  270,456
===========     ===========     ==========     ==========      ==========     ==========      ==========     ==========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                               MONY Custom Master
                                           ----------------------------------------------------------------------------
                                                                          Enterprise Accumulation Trust
                                           ----------------------------------------------------------------------------
                                                                                                           Worldwide
                                                  Multi-Cap Growth                   Balanced                Growth
                                                     Subaccount                     Subaccount             Subacount
                                           -----------------------------  -----------------------------  -------
                                           For the six   For the period   For the six   For the period   For the period
                                           months ended April 13, 2000**  months ended April 28, 2000**  May 21, 2001**
                                             June 30,        through        June 30,        through         through
                                               2001     December 31, 2000     2001     December 31, 2000 June 30, 2001
                                           ------------ ----------------- ------------ ----------------- --------------
                                           (unaudited)                    (unaudited)                     (unaudited)
From operations:
  Net investment income (loss)............ $   (62,683)    $   (66,479)    $  (11,700)    $     (519)       $   (22)
  Net realized gain (loss) on investments.    (330,738)        (90,870)        (2,042)          (330)             0
  Net change in unrealized appreciation
   (depreciation) of investments..........    (848,584)     (2,919,245)      (105,561)        16,588             90
                                           -----------     -----------     ----------     ----------        -------
Net increase (decrease) in net assets
 resulting from operations................  (1,242,005)     (3,076,594)      (119,303)        15,739             68
                                           -----------     -----------     ----------     ----------        -------
From unit transactions:
  Net proceeds from the issuance of
   units..................................     891,933      13,662,872        391,843      1,739,895         15,000
  Net asset value of units redeemed or
   used to meet contract obligations......    (628,549)       (363,154)       (49,954)      (113,003)             0
                                           -----------     -----------     ----------     ----------        -------
Net increase from unit transactions.......     263,384      13,299,718        341,889      1,626,892         15,000
                                           -----------     -----------     ----------     ----------        -------
Net increase (decrease) in net assets.....    (978,621)     10,223,124        222,586      1,642,631         15,068
Net assets beginning of period............  10,223,124               0      1,642,631              0              0
                                           -----------     -----------     ----------     ----------        -------
Net assets end of period*................. $ 9,244,503     $10,223,124     $1,865,217     $1,642,631        $15,068
                                           ===========     ===========     ==========     ==========        =======
Unit transactions:
Units outstanding beginning of period.....   1,645,677               0        165,938              0              0
Units issued during the period............     160,267       1,697,428         42,063        177,445          1,500
Units redeemed during the period..........    (113,905)        (51,751)        (5,255)       (11,507)             0
                                           -----------     -----------     ----------     ----------        -------
Units outstanding end of period...........   1,692,039       1,645,677        202,746        165,938          1,500
                                           ===========     ===========     ==========     ==========        =======
-----------------------------------------
*Includes undistributed net
 investment income (loss) of:              $  (129,162)    $   (66,479)    $  (12,219)    $     (519)       $   (22)
                                           ===========     ===========     ==========     ==========        =======




                                              Mid-Cap
                                               Growth
                                             Subaccount
                                           -------
                                           For the period
                                           May 10, 2001**
                                              through
                                           June 30, 2001
                                           --------------
                                            (unaudited)
From operations:
  Net investment income (loss)............    $   (14)
  Net realized gain (loss) on investments.          7
  Net change in unrealized appreciation
   (depreciation) of investments..........        121
                                              -------
Net increase (decrease) in net assets
 resulting from operations................        114
                                              -------
From unit transactions:
  Net proceeds from the issuance of
   units..................................     24,032
  Net asset value of units redeemed or
   used to meet contract obligations......          0
                                              -------
Net increase from unit transactions.......     24,032
                                              -------
Net increase (decrease) in net assets.....     24,146
Net assets beginning of period............          0
                                              -------
Net assets end of period*.................    $24,146
                                              =======
Unit transactions:
Units outstanding beginning of period.....          0
Units issued during the period............      2,530
Units redeemed during the period..........          0
                                              -------
Units outstanding end of period...........      2,530
                                              =======
-----------------------------------------
*Includes undistributed net
 investment income (loss) of:                 $   (14)
                                              =======

** Commencement of operations

                      See notes to financial statements.

                                                    MONY Custom Master
--------------------------------------------------------------------------------------------------------------------------
                                                                       Fidelity Variable Insurance Products Funds
                                                              ------------------------------------------------------------
                                      Dreyfus Socially
     Dreyfus Stock Index             Responsible Growth                 VIP Growth                 VIP II Contrafund
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period   For the six   For the period
months ended April 07, 2000**  months ended April 13, 2000**  months ended April 17, 2000**  months ended April 07, 2000**
  June 30,        through        June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
$   (21,070)    $   229,761     $  (23,629)    $    8,971     $   490,750     $   (45,634)    $  206,529     $  (44,117)
   (157,648)        (23,170)       (79,003)        (4,163)       (231,399)         (5,333)       (66,661)        (3,521)
 (1,058,171)     (1,733,286)      (499,187)      (495,848)     (1,147,351)     (1,215,738)      (985,749)      (388,706)
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
 (1,236,889)     (1,526,695)      (601,819)      (491,040)       (888,000)     (1,266,705)      (845,881)      (436,344)
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
  2,495,930      17,686,351        696,497      4,186,192       1,248,768       9,593,133      1,492,195      8,461,106
 (1,037,264)       (396,772)      (271,701)       (74,405)       (645,948)       (157,133)      (343,643)      (163,397)
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
  1,458,666      17,289,579        424,796      4,111,787         602,820       9,436,000      1,148,552      8,297,709
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
    221,777      15,762,884       (177,023)     3,620,747        (285,180)      8,169,295        302,671      7,861,365
 15,762,884               0      3,620,747              0       8,169,295               0      7,861,365              0
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
$15,984,661     $15,762,884     $3,443,724     $3,620,747     $ 7,884,115     $ 8,169,295     $8,164,036     $7,861,365
===========     ===========     ==========     ==========     ===========     ===========     ==========     ==========
  1,815,979               0        397,834              0         885,987               0        890,303              0
    301,972       1,859,176         79,856        405,232         145,995         901,860        186,817        908,202
   (127,591)        (43,197)       (33,964)        (7,398)        (78,825)        (15,873)       (42,597)       (17,899)
-----------     -----------     ----------     ----------     -----------     -----------     ----------     ----------
  1,990,360       1,815,979        443,726        397,834         953,157         885,987      1,034,523        890,303
===========     ===========     ==========     ==========     ===========     ===========     ==========     ==========

$   208,691     $   229,761     $  (14,658)    $    8,971     $   445,116     $   (45,634)    $  162,412     $  (44,117)
===========     ===========     ==========     ==========     ===========     ===========     ==========     ==========

                      See notes to financial statements.

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                              MONY Custom Master
                                                         ------------------------------------------------------------
                                                           Fidelity Variable Insuance
                                                                 Products Funds               Janus Aspen Series
                                                         -----------------------------  -----------------------------
                                                          VIP III Growth Opportunities        Aggressive Growth
                                                                   Subaccount                     Subaccount
                                                         -----------------------------  -----------------------------
                                                         For the six   For the period   For the six   For the period
                                                         months ended April 07, 2000**  months ended April 12, 2000**
                                                           June 30,        through        June 30,        through
                                                             2001     December 31, 2000     2001     December 31, 2000
                                                         ------------ ----------------- ------------ -----------------
                                                         (unaudited)                    (unaudited)
From operations:
  Net investment income (loss)..........................  $  (13,990)    $  (15,990)    $   (63,434)    $   620,874
  Net realized loss on investments......................     (25,078)        (8,615)       (975,398)       (144,757)
  Net change in unrealized depreciation of investments..    (290,603)      (405,838)     (2,094,507)     (5,327,575)
                                                          ----------     ----------     -----------     -----------
Net decrease in net assets resulting from operations....    (329,671)      (430,443)     (3,133,339)     (4,851,458)
                                                          ----------     ----------     -----------     -----------
From unit transactions:
  Net proceeds from the issuance of units...............     408,966      3,794,073       1,227,862      16,497,634
  Net asset value of units redeemed or used to meet
   contract obligations.................................    (115,535)       (96,134)     (1,094,891)       (291,581)
                                                          ----------     ----------     -----------     -----------
Net increase from unit transactions.....................     293,431      3,697,939         132,971      16,206,053
                                                          ----------     ----------     -----------     -----------
Net increase (decrease) in net assets...................     (36,240)     3,267,496      (3,000,368)     11,354,595
Net assets beginning of period..........................   3,267,496              0      11,354,595               0
                                                          ----------     ----------     -----------     -----------
Net assets end of period*...............................  $3,231,256     $3,267,496     $ 8,354,227     $11,354,595
                                                          ==========     ==========     ===========     ===========
Unit transactions:
Units outstanding beginning of period...................     405,851              0       1,548,721               0
Units issued during the period..........................      53,002        416,997         199,891       1,583,012
Units redeemed during the period........................     (15,837)       (11,146)       (186,305)        (34,291)
                                                          ----------     ----------     -----------     -----------
Units outstanding end of period.........................     443,016        405,851       1,562,307       1,548,721
                                                          ==========     ==========     ===========     ===========
--------------------------------------------------------
*Includes undistributed net investment income (loss) of:  $  (29,980)    $  (15,990)    $   557,440     $   620,874
                                                          ==========     ==========     ===========     ===========

** Commencement of operations

                      See notes to financial statements.

                                     MONY Custom Master
-------------------------------------------------------------------------------------------
                                     Janus Aspen Series
-------------------------------------------------------------------------------------------
           Balanced                 Capital Appreciation             Worldwide Growth
          Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------
For the six   For the period   For the six   For the period   For the six   For the period
months ended April 17, 2000**  months ended April 12, 2000**  months ended April 07, 2000**
  June 30,        through        June 30,        through        June 30,        through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ -----------------
(unaudited)                    (unaudited)                    (unaudited)
$    78,869     $   451,053     $    4,960     $    17,673    $   (64,895)    $   611,054
    (78,007)        (41,431)      (103,522)        (38,146)      (467,786)       (134,240)
   (509,439)       (754,909)      (809,459)     (1,059,426)    (1,639,388)     (3,300,705)
-----------     -----------     ----------     -----------    -----------     -----------
   (508,577)       (354,287)      (908,021)     (1,079,899)    (2,172,069)     (2,823,891)
-----------     -----------     ----------     -----------    -----------     -----------
  2,191,833      11,929,600      1,035,025       7,381,217      1,448,731      18,039,926
   (524,338)       (280,730)      (383,475)       (275,538)    (1,030,115)       (342,583)
-----------     -----------     ----------     -----------    -----------     -----------
  1,667,495      11,648,870        651,550       7,105,679        418,616      17,697,343
-----------     -----------     ----------     -----------    -----------     -----------
  1,158,918      11,303,583       (256,471)      6,025,780     (1,753,453)     14,873,452
 11,303,583               0      6,025,780               0     14,873,452               0
-----------     -----------     ----------     -----------    -----------     -----------
$12,462,501     $11,303,583     $5,769,309     $ 6,025,780    $13,119,999     $14,873,452
===========     ===========     ==========     ===========    ===========     ===========
  1,129,356               0        724,626               0      1,979,529               0
    222,666       1,156,931        133,842         755,737        207,776       2,022,102
    (54,018)        (27,575)       (50,614)        (31,111)      (154,314)        (42,573)
-----------     -----------     ----------     -----------    -----------     -----------
  1,298,004       1,129,356        807,854         724,626      2,032,991       1,979,529
===========     ===========     ==========     ===========    ===========     ===========

$   529,922     $   451,053     $   22,633     $    17,673    $   546,159     $   611,054
===========     ===========     ==========     ===========    ===========     ===========

                      See notes to financial statements.

                     (This page intentionally left blank)

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1. Organization and Business

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. For presentation purposes, the information related only to MONY Custom Master is presented here.

   There are twenty-eight MONY Custom Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). Twenty-five subaccounts of the MONY Custom Master commenced operations during the year ended December 31, 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)



3. Related Party Transactions

   MONY is the legal owner of the assets held by the Variable Account.

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the six months ended June 30, 2001 the amount deducted for such purposes for all MONY Custom Master subaccounts was $6,539,211.

   MONY receives from the Variable  Account the  amounts deducted   for
mortality and expense risks at an annual rate of 1.35% of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                     MONY

                              Variable Account A

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2001 were as follows:

                                                 Cost of Shares    Proceeds
                                               Acquired (Excludes from Shares
MONY Custom Master Subaccounts                   Reinvestments)    Redeemed
------------------------------                 ------------------ -----------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............    $   721,479     $   74,728
Long Term Bond Portfolio......................      2,007,909        418,555
Government Securities Portfolio...............      1,592,881        185,933
Money Market Portfolio........................     16,711,560      9,703,515

Enterprise Accumulation Trust
Equity Portfolio..............................      3,139,947      1,711,468
Small Company Value Portfolio.................      2,138,349        297,657
Managed Portfolio.............................      4,674,417      1,796,571
International Growth Portfolio................        305,116        203,287
High Yield Bond Portfolio.....................        920,792        112,269
Growth Portfolio..............................      2,914,518      1,248,533
Growth and Income Portfolio...................      3,110,707      1,378,370
Small Company Growth Portfolio................      1,033,211        709,938
Equity Income Portfolio.......................        679,161         96,395
Capital Appreciation Portfolio................      1,033,869        516,865
Multi-Cap Growth Portfolio....................      1,098,432        872,021
Balanced Portfolio............................        391,823         56,355
Worldwide Growth Portfolio....................         15,000              0
Mid-Cap Growth Portfolio......................         27,613          2,342

Dreyfus
Dreyfus Stock Index Fund......................      2,548,766      1,151,266
Dreyfus Socially Responsible Growth Fund, Inc.        715,009        304,358

Fidelity Variable Insurance Product Funds
VIP Growth Portfolio..........................      1,304,418        732,473
VIP II Contrafund Portfolio...................      1,679,396        560,436
VIP III Growth Opportunities Portfolio........        443,978        163,110

Janus Aspen Series Fund
Aggressive Growth Portfolio...................      1,300,139      1,207,798
Balanced Portfolio............................      2,243,089        621,063
Capital Appreciation Portfolio................      1,073,123        444,852
Worldwide Growth Portfolio....................      1,710,501      1,348,057

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 2001 (unaudited)

                                                              Corporate Sponsored Variable Universal Life
                                                           ------------------------------------------------
                                                                        MONY Series Fund, Inc.
                                                           ------------------------------------------------
                                                             Money     Intermediate Long Term    Government
                                                             Market     Term Bond      Bond      Securities
                                                           Subaccount   Subaccount  Subaccount   Subaccount
                                                           ----------- ------------ -----------  ----------
                          ASSETS
Shares held in respective Funds...........................  21,878,067     275,492    2,308,344     273,307
                                                           ===========  ==========  ===========  ==========
Investments at cost....................................... $21,878,067  $3,017,547  $30,818,154  $2,989,631
                                                           ===========  ==========  ===========  ==========
Investments in respective Funds, at net asset value....... $21,878,067  $2,969,801  $29,454,463  $3,025,513
Amount due from MONY America..............................      10,455          27           53         159
                                                           -----------  ----------  -----------  ----------
       Total assets.......................................  21,888,522   2,969,828   29,454,516   3,025,672
                                                           -----------  ----------  -----------  ----------
                       LIABILITIES
Amount due to respective Funds............................      10,455          27           53         159
                                                           -----------  ----------  -----------  ----------
       Total liabilities..................................      10,455          27           53         159
                                                           -----------  ----------  -----------  ----------
Net assets................................................ $21,878,067  $2,969,801  $29,454,463  $3,025,513
                                                           ===========  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments............................ $19,867,334  $2,647,082  $27,351,057  $2,683,105
 Undistributed net investment income......................   2,010,733     441,034    3,892,679     310,600
 Accumulated net realized loss on investments.............           0     (70,569)    (425,582)     (4,074)
 Net unrealized appreciation (depreciation) of investments           0     (47,746)  (1,363,691)     35,882
                                                           -----------  ----------  -----------  ----------
Net assets................................................ $21,878,067  $2,969,801  $29,454,463  $3,025,513
                                                           ===========  ==========  ===========  ==========
Number of units outstanding*..............................   1,793,402     247,962    2,473,217     251,090
                                                           -----------  ----------  -----------  ----------
Net asset value per unit outstanding*..................... $     12.20  $    11.98  $     11.91  $    12.05
                                                           ===========  ==========  ===========  ==========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                    Corporate Sponsored Variable Universal Life
                                                           -------------------------------------------------------------

                                                                           Enterprise Accumulation Trust
                                                           -------------------------------------------------------------
                                                                          Small
                                                                         Company               International High Yield
                                                             Equity       Value      Managed      Growth        Bond
                                                           Subaccount   Subaccount  Subaccount  Subaccount   Subaccount
                                                           -----------  ----------  ---------- ------------- -----------
                          ASSETS
Shares held in respective Funds...........................     170,709      48,766      9,692       24,898     5,595,647
                                                           ===========  ==========  =========    =========   ===========
Investments at cost....................................... $ 5,226,659  $1,330,775  $ 228,775    $ 146,866   $28,142,105
                                                           ===========  ==========  =========    =========   ===========
Investments in respective Funds, at net asset value....... $ 4,134,609  $1,402,996  $ 222,535    $ 136,692   $24,844,672
Amount due from MONY America..............................           0         453          0           13         1,370
                                                           -----------  ----------  ---------    ---------   -----------
       Total assets.......................................   4,134,609   1,403,449    222,535      136,705    24,846,042
                                                           -----------  ----------  ---------    ---------   -----------
                       LIABILITIES
Amount due to respective Funds............................           0         453          0           13         1,370
                                                           -----------  ----------  ---------    ---------   -----------
       Total liabilities..................................           0         453          0           13         1,370
                                                           -----------  ----------  ---------    ---------   -----------
Net assets................................................ $ 4,134,609  $1,402,996  $ 222,535    $ 136,692   $24,844,672
                                                           ===========  ==========  =========    =========   ===========
Net assets consist of:
 Contractholders' net payments............................ $ 4,561,429  $1,156,541  $ 160,547    $ 110,283   $24,323,757
 Undistributed net investment income......................     737,904     202,518    285,602      145,470     4,608,136
 Accumulated net realized gain (loss) on investments......     (72,674)    (28,284)  (217,374)    (108,887)     (789,788)
 Net unrealized appreciation (depreciation) of investments  (1,092,050)     72,221     (6,240)     (10,174)   (3,297,433)
                                                           -----------  ----------  ---------    ---------   -----------
Net assets................................................ $ 4,134,609  $1,402,996  $ 222,535    $ 136,692   $24,844,672
                                                           ===========  ==========  =========    =========   ===========
Number of units outstanding*..............................     363,978      81,341     18,778       14,077     2,169,660
                                                           -----------  ----------  ---------    ---------   -----------
Net asset value per unit outstanding*..................... $     11.36  $    17.25  $   11.85    $    9.71   $     11.45
                                                           ===========  ==========  =========    =========   ===========

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                  Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------
Enterprise Accumulation    Dreyfus Variable Investment
         Trust                        Fund                                       Van Eck Worldwide Insurance Trust
----------------------     ---------------------------                 Dreyfus   --------------------------------
  Small                                      Small                    Socially                          Worldwide
 Company                                    Company    Dreyfus Stock Responsible    Hard     Worldwide   Emerging
  Growth         Growth    Appreciation      Stock         Index       Growth      Assets       Bond     Markets
Subaccount     Subaccount   Subaccount     Subaccount   Subaccount   Subaccount  Subaccount  Subaccount Subaccount
 ----------     ----------   ------------  ----------  ------------- -----------   ---------- ---------- ---------
   69,020         70,325        66,072        66,348      1,322,567      6,535      2,687       9,542      12,485
 ========       ========     ==========    ==========   ===========   ========     =======    =======    ========
 $578,799       $398,992    $2,565,576    $1,139,277    $46,234,596   $221,056    $31,691     $94,976    $108,961
 ========       ========     ==========    ==========   ===========   ========     =======    =======    ========
 $583,906       $369,909    $2,409,662    $1,196,917    $41,660,867   $193,426    $30,981     $87,786    $102,752
      476          1,903            40             0          2,842          0          0           0           0
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
  584,382        371,812     2,409,702     1,196,917     41,663,709    193,426     30,981      87,786     102,752
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
      476          1,903            40             0          2,842          0          0           0           0
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
      476          1,903            40             0          2,842          0          0           0           0
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
 $583,906       $369,909    $2,409,662    $1,196,917    $41,660,867   $193,426    $30,981     $87,786    $102,752
 ========       ========     ==========    ==========   ===========   ========     =======    =======    ========
 $562,584       $424,859    $2,414,363    $1,059,669    $43,053,185   $244,304    $30,797     $93,993    $153,544
    1,644          1,621        64,436         3,576      1,641,172      4,342        303       8,159         197
   14,571        (27,488)       86,777        76,032      1,540,239    (27,590)       591      (7,176)    (44,780)
    5,107        (29,083)     (155,914)       57,640     (4,573,729)   (27,630)      (710)     (7,190)     (6,209)
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
 $583,906       $369,909    $2,409,662    $1,196,917    $41,660,867   $193,426    $30,981     $87,786    $102,752
 ========       ========     ==========    ==========   ===========   ========     =======    =======    ========
   53,933         44,362       174,875       109,314      3,058,161     21,110      2,880       9,077      19,168
 --------       --------     ----------    ----------   -----------   --------     -------    -------    --------
 $  10.83       $   8.34    $    13.78    $    10.95    $     13.62   $   9.16    $ 10.76     $  9.67    $   5.36
 ========       ========     ==========    ==========   ===========   ========     =======    =======    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                                 Corporate Sponsored Variable Universal Life
                                                    ---------------------------------------------------------------------
                                                                                T. Rowe Price
                                                    ---------------------------------------------------------------------
                                                                                                       New      Personal
                                                      Equity      Prime    International  Limited    America    Strategy
                                                      Income     Reserve       Stock        Term      Growth    Balance
                                                    Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                                    ----------  ---------- ------------- ---------- ---------- ----------
                      ASSETS
Shares held in respective Funds....................    225,159    302,495      138,734      6,154      29,335      95,528
                                                    ==========   ========   ==========    =======    ========  ==========
Investments at cost................................ $4,379,055   $302,495   $1,944,147    $30,775    $615,452  $1,466,284
                                                    ==========   ========   ==========    =======    ========  ==========
Investments in respective Funds, at net asset value $4,446,892   $302,495   $1,754,984    $30,706    $573,504  $1,432,920
Amount due from MONY America.......................      4,539          0          238          0           0           0
                                                    ----------   --------   ----------    -------    --------  ----------
       Total assets................................  4,451,431    302,495    1,755,222     30,706     573,504   1,432,920
                                                    ----------   --------   ----------    -------    --------  ----------
                    LIABILITIES
Amount due to respective Funds.....................      4,539          0          238          0           0           0
                                                    ----------   --------   ----------    -------    --------  ----------
       Total liabilities...........................      4,539          0          238          0           0           0
                                                    ----------   --------   ----------    -------    --------  ----------
Net assets......................................... $4,446,892   $302,495   $1,754,984    $30,706    $573,504  $1,432,920
                                                    ==========   ========   ==========    =======    ========  ==========
Net assets consist of:
 Contractholders' net payments..................... $4,211,904   $284,869   $2,269,511    $27,023    $629,726  $1,401,846
 Undistributed net investment income...............    190,513     17,626       76,679      2,485      73,183     111,887
 Accumulated net realized gain (loss) on
   investments.....................................    (23,362)         0     (402,043)     1,267     (87,457)    (47,449)
 Net unrealized appreciation (depreciation) of
   investments.....................................     67,837          0     (189,163)       (69)    (41,948)    (33,364)
                                                    ----------   --------   ----------    -------    --------  ----------
Net assets......................................... $4,446,892   $302,495   $1,754,984    $30,706    $573,504  $1,432,920
                                                    ==========   ========   ==========    =======    ========  ==========
Number of units outstanding*.......................    363,139     26,626      181,030      2,682      54,095     122,774
                                                    ----------   --------   ----------    -------    --------  ----------
Net asset value per unit outstanding*.............. $    12.25   $  11.36   $     9.69    $ 11.45    $  10.60  $    11.67
                                                    ==========   ========   ==========    =======    ========  ==========

--------
*  Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds               The Universal Institutional Funds, Inc.**
-------------------------------------------------------------      -----------------------------------------
                               VIP III                  VIP III
                  VIP II       Growth     VIP II Asset  Growth &     Equity           Fixed
VIP Growth      Contrafund  Opportunities   Manager      Income      Growth           Income       Value
Subaccount      Subaccount   Subaccount    Subaccount  Subaccount  Subaccount       Subaccount   Subaccount
----------      ----------  ------------- ------------ ----------    ----------     ----------     ----------
    48,796         158,755      10,269        185,572     663,927     36,122          380,186        9,359
==========      ==========    ========     ==========  ==========    ========       ==========     ========
$1,963,260      $3,380,366    $172,764     $2,783,520  $9,465,077   $608,504       $3,823,150     $128,235
==========      ==========    ========     ==========  ==========    ========       ==========     ========
$1,799,591      $3,279,887    $165,631     $2,707,501  $9,062,601   $539,658       $4,170,645     $128,588
     1,331           1,185           0             13           0          0                0            0
----------      ----------    --------     ----------  ----------    --------       ----------     --------
 1,800,922       3,281,072     165,631      2,707,514   9,062,601    539,658        4,170,645      128,588
----------      ----------    --------     ----------  ----------    --------       ----------     --------
     1,331           1,185           0             13           0          0                0            0
----------      ----------    --------     ----------  ----------    --------       ----------     --------
     1,331           1,185           0             13           0          0                0            0
----------      ----------    --------     ----------  ----------    --------       ----------     --------
$1,799,591      $3,279,887    $165,631     $2,707,501  $9,062,601   $539,658       $4,170,645     $128,588
==========      ==========    ========     ==========  ==========    ========       ==========     ========
$2,043,546      $3,607,878    $190,506     $2,777,776  $9,188,498   $643,284       $3,583,948     $126,277
   129,179          98,448         405         90,123     510,120     26,772          232,978          435
  (209,465)       (325,960)    (18,147)       (84,379)   (233,541)   (61,552)           6,224        1,523
  (163,669)       (100,479)     (7,133)       (76,019)   (402,476)   (68,846)         347,495          353
----------      ----------    --------     ----------  ----------    --------       ----------     --------
$1,799,591      $3,279,887    $165,631     $2,707,501  $9,062,601   $539,658       $4,170,645     $128,588
==========      ==========    ========     ==========  ==========    ========       ==========     ========
   190,959         367,656      21,920        287,062     993,368     63,951          358,276       10,197
----------      ----------    --------     ----------  ----------    --------       ----------     --------
$     9.42      $     8.92    $   7.56     $     9.43  $     9.12   $   8.44       $    11.64     $  12.61
==========      ==========    ========     ==========  ==========    ========       ==========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                           June 30, 2001 (unaudited)

                                                             Corporate Sponsored Variable Universal Life
                                               -----------------------------------------------------------------------
                                                                          Janus Aspen Series
                                               -----------------------------------------------------------------------
                                               Aggressive   Flexible  International Worldwide     Capital    Strategic
                                                 Growth      Income      Growth       Growth    Appreciation   Value
                                               Subaccount  Subaccount  Subaccount   Subaccount   Subaccount  Subaccount
                                               ----------  ---------- ------------- ----------  ------------ ----------
                    ASSETS
Shares held in respective Funds...............     79,319     568,338       65,813     150,864       65,097       348
                                               ==========  ==========  ===========  ==========   ==========    ======
Investments at cost........................... $2,517,532  $6,425,878  $   216,052  $5,237,638   $1,701,938    $3,614
                                               ==========  ==========  ===========  ==========   ==========    ======
Investments in respective Funds, at net asset
  value....................................... $2,116,241  $6,507,469  $ 1,708,495  $4,815,588   $1,496,582    $3,409
Amount due from MONY America..................      3,504       1,585          159       4,691          199         0
                                               ----------  ----------  -----------  ----------   ----------    ------
       Total assets...........................  2,119,745   6,509,054    1,708,654   4,820,279    1,496,781     3,409
                                               ----------  ----------  -----------  ----------   ----------    ------
                 LIABILITIES
Amount due to respective Funds................      3,504       1,585          159       4,691          199         0
                                               ----------  ----------  -----------  ----------   ----------    ------
       Total liabilities......................      3,504       1,585          159       4,691          199         0
                                               ----------  ----------  -----------  ----------   ----------    ------
Net assets.................................... $2,116,241  $6,507,469  $ 1,708,495  $4,815,588   $1,496,582    $3,409
                                               ==========  ==========  ===========  ==========   ==========    ======
Net assets consist of:
 Contractholders' net payments................ $3,329,981  $6,050,879  $ 3,054,308  $5,699,509   $1,738,217    $3,592
 Undistributed net investment income..........     88,766     370,123      170,859     112,138       16,917         7
 Accumulated net realized gain (loss) on
   investments................................   (901,215)      4,876   (1,209,115)   (574,009)     (53,196)       15
 Net unrealized appreciation (depreciation) of
   investments................................   (401,291)     81,591     (307,557)   (422,050)    (205,356)     (205)
                                               ----------  ----------  -----------  ----------   ----------    ------
Net assets.................................... $2,116,241  $6,507,469  $ 1,708,495  $4,815,588   $1,496,582    $3,409
                                               ==========  ==========  ===========  ==========   ==========    ======
Number of units outstanding*..................    374,567     595,335      197,642     572,935      213,138       345
                                               ----------  ----------  -----------  ----------   ----------    ------
Net asset value per unit outstanding*......... $     5.65  $    10.93  $      8.64  $     8.41   $     7.02    $ 9.88
                                               ==========  ==========  ===========  ==========   ==========    ======

--------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

              For the six months ended June 30, 2001 (unaudited)

                                                        Corporate Sponsored Variable Universal Life
                                                      ----------------------------------------------
                                                                  MONY Series Fund, Inc.
                                                      ----------------------------------------------
                                                        Money    Intermediate Long Term    Government
                                                        Market    Term Bond      Bond      Securities
                                                      Subaccount  Subaccount  Subaccount   Subaccount
                                                      ---------- ------------ -----------  ----------
Dividend income......................................  $538,101   $ 272,408   $ 1,515,419   $139,985
Distribution from net realized gains.................         0           0             0          0
                                                       --------   ---------   -----------   --------
Net investment income................................   538,101     272,408     1,515,419    139,985
                                                       --------   ---------   -----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............         0       6,138      (134,927)     4,218
 Net change in unrealized depreciation of investments         0    (125,349)     (980,690)   (59,654)
                                                       --------   ---------   -----------   --------
Net realized and unrealized loss on investments......         0    (119,211)   (1,115,617)   (55,436)
                                                       --------   ---------   -----------   --------
Net increase in net assets resulting from operations.  $538,101   $ 153,197   $   399,802   $ 84,549
                                                       ========   =========   ===========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                         Corporate Sponsored Variable Universal Life
                                                                ------------------------------------------------------------

                                                                                Enterprise Accumulation Trust
                                                                ------------------------------------------------------------
                                                                           Small Company            International High Yield
                                                                  Equity       Value      Managed      Growth        Bond
                                                                Subaccount  Subaccount   Subaccount  Subaccount   Subaccount
                                                                ---------- ------------- ---------- ------------- ----------
Dividend income................................................ $       0    $      0     $      0    $      0    $1,126,075
Distribution from net realized gains...........................         0           0            0           0             0
                                                                ---------    --------     --------    --------    ----------
Net investment income..........................................         0           0            0           0     1,126,075
                                                                ---------    --------     --------    --------    ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.......................  (200,115)      3,449      (85,205)    (49,395)     (503,774)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................  (109,706)    114,481       57,737       5,208        56,952
                                                                ---------    --------     --------    --------    ----------
Net realized and unrealized gain (loss) on investments.........  (309,821)    117,930      (27,468)    (44,187)     (446,822)
                                                                ---------    --------     --------    --------    ----------
Net increase (decrease) in net assets resulting from operations $(309,821)   $117,930     $(27,468)   $(44,187)   $  679,253
                                                                =========    ========     ========    ========    ==========

                      See notes to financial statements.

                                    Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------------
Enterprise Accumulation  Dreyfus Variable Investment
         Trust                      Fund                            Dreyfus     Van Eck Worldwide Insurance Trust
-----------------------  --------------------------                Socially   -------------------------------------
Small Company                          Small Company   Dreyfus    Responsible    Hard    Worldwide     Worldwide
   Growth       Growth   Appreciation      Stock     Stock Index    Growth      Assets      Bond    Emerging Markets
 Subaccount   Subaccount  Subaccount    Subaccount   Subaccount   Subaccount  Subaccount Subaccount    Subaccount
------------- ----------   ------------ ------------- -----------  ----------- ---------- ---------- ---------------
  $      0     $      0   $     391      $    881    $   210,753   $     26    $   258    $  3,988      $      0
         0            0           0             0          7,422          0          0           0             0
  --------     --------    ---------     --------    -----------   --------    -------    --------      --------
         0            0         391           881        218,175         26        258       3,988             0
  --------     --------    ---------     --------    -----------   --------    -------    --------      --------
   (13,049)     (27,183)    (84,930)       18,407       (167,710)   (25,858)       458         (52)      (46,386)
     9,469      (38,685)   (112,964)      (38,055)    (2,906,915)    (2,267)    (2,182)    (10,832)       45,393
  --------     --------    ---------     --------    -----------   --------    -------    --------      --------
    (3,580)     (65,868)   (197,894)      (19,648)    (3,074,625)   (28,125)    (1,724)    (10,884)         (993)
  --------     --------    ---------     --------    -----------   --------    -------    --------      --------
  $ (3,580)    $(65,868)  $(197,503)     $(18,767)   $(2,856,450)  $(28,099)   $(1,466)   $ (6,896)     $   (993)
  ========     ========    =========     ========    ===========   ========    =======    ========      ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                   Corporate Sponsored Variable Universal Life
                                                       -------------------------------------------------------------------
                                                                                  T. Rowe Price
                                                       -------------------------------------------------------------------
                                                                                                         New      Personal
                                                         Equity     Prime    International  Limited    America   Strategic
                                                         Income    Reserve       Stock     Term Bond    Growth    Balance
                                                       Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                                       ---------- ---------- ------------- ---------- ---------- ----------
Dividend income.......................................  $25,336     $6,450     $       0     $  941    $      0   $ 23,426
Distribution from net realized gains..................   22,083          0             0          0           0          0
                                                        -------     ------     ---------     ------    --------   --------
Net investment income.................................   47,419      6,450             0        941           0     23,426
                                                        -------     ------     ---------     ------    --------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments..............    7,432          0      (371,536)     1,302     (71,559)   (50,153)
 Net change in unrealized appreciation (depreciation)
   of investments.....................................   18,490          0       (29,908)      (883)     30,101     (6,005)
                                                        -------     ------     ---------     ------    --------   --------
Net realized and unrealized gain (loss) on investments   25,922          0      (401,444)       419     (41,458)   (56,158)
                                                        -------     ------     ---------     ------    --------   --------
Net increase (decrease) in net assets resulting from
  operations..........................................  $73,341     $6,450     $(401,444)    $1,360    $(41,458)  $(32,732)
                                                        =======     ======     =========     ======    ========   ========

--------
*  Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                           Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------
       Fidelity Variable Insurance Products Funds              The Universal Institutional Funds, Inc.*
--------------------------------------------------------       ---------------------------------------
                              VIP III      VIP II    VIP III
   VIP            VIP II      Growth       Asset      Growth     Equity            Fixed
  Growth        Contrafund Opportunities  Manager   and Income   Growth            Income       Value
Subaccount      Subaccount  Subaccount   Subaccount Subaccount Subaccount        Subaccount   Subaccount
----------      ---------- ------------- ---------- ----------   ----------        ----------    ----------
$     937       $  20,344    $    405    $  65,544  $ 119,620   $      0          $      0      $   0
   88,150          71,801           0       24,579    384,043          0                 0          0
---------       ---------    --------    ---------  ---------    --------          --------      -----
   89,087          92,145         405       90,123    503,663          0                 0          0
---------       ---------    --------    ---------  ---------    --------          --------      -----
 (103,086)       (278,636)    (18,544)     (93,581)  (325,031)   (23,284)            2,869        190
 (125,196)        (48,482)      4,671      (67,277)  (404,532)   (22,305)          171,450       (185)
---------       ---------    --------    ---------  ---------    --------          --------      -----
 (228,282)       (327,118)    (13,873)    (160,858)  (729,563)   (45,589)          174,319          5
---------       ---------    --------    ---------  ---------    --------          --------      -----
$(139,195)      $(234,973)   $(13,468)   $ (70,735) $(225,900)  $(45,589)         $174,319      $   5
=========       =========    ========    =========  =========    ========          ========      =====

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

              For the six months ended June 30, 2001 (unaudited)

                                                                  Corporate Sponsored Variable Universal Life
                                                     ---------------------------------------------------------------------
                                                                               Janus Aspen Series
                                                     ---------------------------------------------------------------------
                                                     Aggressive  Flexible  International Worldwide    Capital    Strategic
                                                       Growth     Income      Growth       Growth   Appreciation   Value
                                                     Subaccount Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
                                                     ---------- ---------- ------------- ---------- ------------ ----------
Dividend income..................................... $       0   $182,227   $    11,114  $  10,527   $  11,624     $   7
Distribution from net realized gains................         0          0             0          0           0         0
                                                     ---------   --------   -----------  ---------   ---------     -----
Net investment income...............................         0    182,227        11,114     10,527      11,624         7
                                                     ---------   --------   -----------  ---------   ---------     -----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............  (588,110)     7,125    (1,123,756)  (252,083)    (22,165)       15
 Net change in unrealized appreciation
   (depreciation) of investments....................   (76,865)   (15,084)      539,799   (260,626)   (192,836)     (210)
                                                     ---------   --------   -----------  ---------   ---------     -----
Net realized and unrealized loss on investments.....  (664,975)    (7,959)     (583,957)  (512,709)   (215,001)     (195)
                                                     ---------   --------   -----------  ---------   ---------     -----
Net increase (decrease) in net assets resulting from
  operations........................................ $(664,975)  $174,268   $  (572,843) $(502,182)  $(203,377)    $(188)
                                                     =========   ========   ===========  =========   =========     =====

                      See notes to financial statements.

                     (This page intentionally left blank)

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                    Corporate Sponsored Variable Universal Life
                                                  ------------------------------------------------------------------------------
                                                                              MONY Series Fund, Inc.
                                                  ------------------------------------------------------------------------------
                                                         Money Market          Intermediate Term Bond        Long Term Bond
                                                          Subaccount                 Subaccount                Subaccount
                                                  --------------------------  ------------------------  ------------------------
                                                  For the six     For the     For the six  For the year For the six    For the
                                                  months ended   year ended   months ended    ended     months ended  year ended
                                                    June 30,    December 31,    June 30,   December 31,   June 30,   December 31,
                                                      2001          2000          2001         2000         2001         2000
                                                  ------------  ------------  ------------ ------------ ------------ ------------
                                                  (unaudited)                 (unaudited)               (unaudited)
From operations:
 Net investment income........................... $    538,101  $  1,064,803  $   272,408   $  125,577  $ 1,515,419  $ 1,339,956
 Net realized gain (loss) on investments.........            0             0        6,138      (70,140)    (134,927)    (216,116)
 Net change in unrealized appreciation
   (depreciation) of investments.................            0             0     (125,349)     100,988     (980,690)   1,771,312
                                                  ------------  ------------  -----------   ----------  -----------  -----------
Net increase (decrease) in net assets resulting
 from operations.................................      538,101     1,064,803      153,197      156,425      399,802    2,895,152
                                                  ------------  ------------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units.........   12,504,326    71,120,205    2,969,514    1,766,214    6,281,335    2,992,832
 Net asset value of units redeemed or used to
   meet contract obligations.....................  (21,530,397)  (61,036,860)  (2,739,339)    (155,264)    (774,445)  (1,007,725)
                                                  ------------  ------------  -----------   ----------  -----------  -----------
Net increase (decrease) from unit transactions...   (9,026,071)   10,083,345      230,175    1,610,950    5,506,890    1,985,107
                                                  ------------  ------------  -----------   ----------  -----------  -----------
Net increase (decrease) in net assets............   (8,487,970)   11,148,148      383,372    1,767,375    5,906,692    4,880,259
Net assets beginning of period...................   30,366,037    19,217,889    2,586,429      819,054   23,547,771   18,667,512
                                                  ------------  ------------  -----------   ----------  -----------  -----------
Net assets end of period*........................ $ 21,878,067  $ 30,366,037  $ 2,969,801   $2,586,429  $29,454,463  $23,547,771
                                                  ============  ============  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of period............    2,549,112     1,712,047      224,102       76,605    2,004,098    1,836,729
Units issued during the period...................    1,024,944     5,904,013      250,394      161,713      534,198      252,333
Units redeemed during the period.................   (1,780,654)   (5,066,948)    (226,534)     (14,216)     (65,079)     (84,964)
                                                  ------------  ------------  -----------   ----------  -----------  -----------
Units outstanding end of period..................    1,793,402     2,549,112      247,962      224,102    2,473,217    2,004,098
                                                  ============  ============  ===========   ==========  ===========  ===========
-------------------
*  Includes undistributed net investment income
    of:                                           $  2,010,733  $  1,472,632  $   441,034   $  168,626  $ 3,892,679  $ 2,377,260
                                                  ============  ============  ===========   ==========  ===========  ===========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
 Mony Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------  ----------------------------------------------------------------------------
  Government Securities            Equity              Small Company Value             Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six  For the year For the six    For the    For the six    For the    For the six    For the
months ended    ended     months ended  year ended  months ended  year ended  months ended  year ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $  139,985   $  115,614   $        0  $   625,935   $        0   $  122,451   $       0    $ 143,242
      4,218       (8,560)    (200,115)     114,638        3,449      (16,053)    (85,205)    (118,363)
    (59,654)     109,948     (109,706)  (1,002,837)     114,481      (75,390)     57,737      (19,694)
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
     84,549      217,002     (309,821)    (262,264)     117,930       31,008     (27,468)       5,185
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
    262,536      817,997    2,305,908    1,395,930      717,435      656,883     172,167      136,674
   (178,401)    (200,294)    (171,100)    (238,119)    (437,577)    (245,728)   (296,954)    (123,540)
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
     84,135      617,703    2,134,808    1,157,811      279,858      411,155    (124,787)      13,134
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
    168,684      834,705    1,824,987      895,547      397,788      442,163    (152,255)      18,319
  2,856,829    2,022,124    2,309,622    1,414,075    1,005,208      563,045     374,790      356,471
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
 $3,025,513   $2,856,829   $4,134,609  $ 2,309,622   $1,402,996   $1,005,208   $ 222,535    $ 374,790
 ==========   ==========   ==========  ===========   ==========   ==========   =========    =========
    244,081      189,531      177,032      102,764       64,061       36,787      30,018       28,967
     21,826       72,238      202,020       89,542       42,118       43,574      14,884       10,943
    (14,817)     (17,688)     (15,074)     (15,274)     (24,838)     (16,300)    (26,124)      (9,892)
 ----------   ----------   ----------  -----------   ----------   ----------   ---------    ---------
    251,090      244,081      363,978      177,032       81,341       64,061      18,778       30,018
 ==========   ==========   ==========  ===========   ==========   ==========   =========    =========

 $  310,600   $  170,615   $  737,904  $   737,904   $  202,518   $  202,518   $ 285,602    $ 285,602
 ==========   ==========   ==========  ===========   ==========   ==========   =========    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                Corporate Sponsored Variable Universal Life
                                               ----------------------------------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                               ----------------------------------------------------------------------------
                                                 International Growth         High Yield Bond        Small Company Growth
                                                      Subaccount                Subaccount                Subaccount
                                               ------------------------  ------------------------  ------------------------
                                               For the six    For the    For the six    For the    For the six    For the
                                               months ended  year ended  months ended  year ended  months ended  year ended
                                                 June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                   2001         2000         2001         2000         2001         2000
                                               ------------ ------------ ------------ ------------ ------------ ------------
                                               (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income.......................  $       0    $  107,349  $ 1,126,075  $ 1,872,332   $       0    $   1,644
  Net realized gain (loss) on investments.....    (49,395)      (69,424)    (503,774)    (214,443)    (13,049)      27,621
  Net change in unrealized appreciation
   (depreciation) investments.................      5,208      (277,665)      56,952   (2,145,196)      9,469      (15,463)
                                                ---------    ----------  -----------  -----------   ---------    ---------
Net increase (decrease) in net assets
 resulting from operations....................    (44,187)     (239,740)     679,253     (487,307)     (3,580)      13,802
                                                ---------    ----------  -----------  -----------   ---------    ---------
From unit transactions:
  Net proceeds from the issuance of units.....     66,825       306,241    4,677,473    2,420,424     347,460      425,330
  Net asset value of units redeemed or
   used to meet contract obligations..........   (100,826)     (894,518)  (1,092,041)  (1,412,759)   (181,808)    (165,802)
                                                ---------    ----------  -----------  -----------   ---------    ---------
Net increase (decrease) from unit transactions    (34,001)     (588,277)   3,585,432    1,007,665     165,652      259,528
                                                ---------    ----------  -----------  -----------   ---------    ---------
Net increase (decrease) in net assets.........    (78,188)     (828,017)   4,264,685      520,358     162,072      273,330
Net assets beginning of period................    214,880     1,042,897   20,579,987   20,059,629     421,834      148,504
                                                ---------    ----------  -----------  -----------   ---------    ---------
Net assets end of period*.....................  $ 136,692    $  214,880  $24,844,672  $20,579,987   $ 583,906    $ 421,834
                                                =========    ==========  ===========  ===========   =========    =========
Unit transactions:
Units outstanding beginning of period.........     17,506        70,342    1,862,334    1,769,481      38,329       13,697
Units issued during the period................      6,451        27,506      398,773      223,033      32,407       40,368
Units redeemed during the period..............     (9,880)      (80,342)     (91,447)    (130,180)    (16,803)     (15,736)
                                                ---------    ----------  -----------  -----------   ---------    ---------
Units outstanding end of period...............     14,077        17,506    2,169,660    1,862,334      53,933       38,329
                                                =========    ==========  ===========  ===========   =========    =========
----------------------------------------------
*Includes undistributed net investment
 income of:                                     $ 145,470    $  145,470  $ 4,608,136  $ 3,482,061   $   1,644    $   1,644
==============================================  =========    ==========  ===========  ===========   =========    =========

** Commencement of operations.

                      See notes to financial statements.

                                 Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------
 Enterprise Accumulation Trust           Dreyfus Variable Investment Fund
------------------------------  --------------------------------------------------
            Growth                    Appreciation           Small Company Stock       Dreyfus Stock Index
          Subaccount                   Subaccount                Subaccount                Subaccount
------------------------------  ------------------------  ------------------------  ------------------------
               For the period
For the six  February 4, 2000** For the six    For the    For the six    For the    For the six    For the
months ended      through       months ended  year ended  months ended  year ended  months ended  year ended
  June 30,      December 31,      June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001            2000            2001         2000         2001         2000         2001         2000
------------ ------------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)                     (unaudited)               (unaudited)               (unaudited)
 $       0        $  1,621       $      391   $   43,810   $      881   $    1,649  $   218,175  $   950,803
   (27,183)           (305)         (84,930)      69,654       18,407       66,286     (167,710)   1,296,581
   (38,685)          9,602         (112,964)    (145,208)     (38,055)       7,341   (2,906,915)  (5,308,948)
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
   (65,868)         10,918         (197,503)     (31,744)     (18,767)      75,276   (2,856,450)  (3,061,564)
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
  (532,991)        973,913          910,318    1,455,287      254,945      447,881    8,804,979   14,975,579
   (11,233)         (4,830)        (780,133)    (705,319)    (157,145)    (195,357)  (3,069,172)  (3,812,299)
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
  (544,224)        969,083          130,185      749,968       97,800      252,524    5,735,807   11,163,280
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
  (610,092)        980,001          (67,318)     718,224       79,033      327,800    2,879,357    8,101,716
   980,001               0        2,476,980    1,758,756    1,117,884      790,084   38,781,510   30,679,794
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
 $ 369,909        $980,001       $2,409,662   $2,476,980   $1,196,917   $1,117,884  $41,660,867  $38,781,510
 =========        ========       ==========   ==========   ==========   ==========  ===========  ===========
   103,205               0          168,512      118,872      101,945       78,184    2,652,230    1,903,421
   (57,650)        103,719           65,108       96,325       21,314       42,142      631,274    1,004,529
    (1,193)           (514)         (58,745)     (46,685)     (13,945)     (18,381)    (225,343)    (255,720)
 ---------        --------       ----------   ----------   ----------   ----------  -----------  -----------
    44,362         103,205          174,875      168,512      109,314      101,945    3,058,161    2,652,230
 =========        ========       ==========   ==========   ==========   ==========  ===========  ===========

 $   1,621        $  1,621       $   64,436   $   64,045   $    3,576   $    2,695  $ 1,641,172  $ 1,422,997
 =========        ========       ==========   ==========   ==========   ==========  ===========  ===========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                 Corporate Sponsored Variable Universal Life
                                                ----------------------------------------------------------------------------
                                                                                   Van Eck Worldwide Inurance Trust
                                                                          --------------------------------------------------
                                                    Dreyfus Socially                Hard                    Worldwide
                                                   Responsible Growth              Assets                     Bond
                                                       Subaccount                Subaccount                Subaccount
                                                ------------------------  ------------------------  ------------------------
                                                For the six    For the    For the six    For the    For the six    For the
                                                months ended  year ended  months ended  year ended  months ended  year ended
                                                  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                    2001         2000         2001         2000         2001         2000
                                                ------------ ------------ ------------ ------------ ------------ ------------
                                                (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income........................   $     26     $  1,642     $   258      $    42      $  3,988     $  3,021
  Net realized gain (loss) on investments......    (25,858)      (1,814)        458          142           (52)      (7,135)
  Net change in unrealized appreciation
   (depreciation) of investments...............     (2,267)     (35,985)     (2,182)       1,286       (10,832)       5,541
                                                  --------     --------     -------      -------      --------     --------
Net increase (decrease) in net assets resulting
 from operations...............................    (28,099)     (36,157)     (1,466)       1,470        (6,896)       1,427
                                                  --------     --------     -------      -------      --------     --------
From unit transactions:
  Net proceeds from the issuance of units......     43,655      239,230      12,840       18,396         9,464       85,997
  Net asset value of units redeemed or
   used to meet contract obligations...........    (33,932)     (71,280)     (3,072)        (609)       (2,174)     (52,332)
                                                  --------     --------     -------      -------      --------     --------
Net increase (decrease) from unit transactions.      9,723      167,950       9,768       17,787         7,290       33,665
                                                  --------     --------     -------      -------      --------     --------
Net increase (decrease) in net assets..........    (18,376)     131,793       8,302       19,257           394       35,092
Net assets beginning of period.................    211,802       80,009      22,679        3,422        87,392       52,300
                                                  --------     --------     -------      -------      --------     --------
Net assets end of period*......................   $193,426     $211,802     $30,981      $22,679      $ 87,786     $ 87,392
                                                  ========     ========     =======      =======      ========     ========
Unit transactions:
Units outstanding beginning of period..........     19,852        6,671       2,039          343         8,374        5,105
Units issued during the period.................      4,865       18,775       1,111        1,754           938        8,350
Units redeemed during the period...............     (3,607)      (5,594)       (270)         (58)         (235)      (5,081)
                                                  --------     --------     -------      -------      --------     --------
Units outstanding end of period................     21,110       19,852       2,880        2,039         9,077        8,374
                                                  ========     ========     =======      =======      ========     ========
-----------------------------------------------
*Includes undistributed net investment
 income of:                                       $  4,342     $  4,316     $   303      $    45      $  8,159     $  4,171
                                                  ========     ========     =======      =======      ========     ========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
    Van Eck Worldwide
     Insurance Trust                                      T. Rowe Price
------------------------  ----------------------------------------------------------------------------
        Worldwide                  Equity                     Prime                 International
    Emerging Markets               Income                    Reserve                    Stock
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the six    For the    For the six    For the    For the six    For the    For the six    For the
months ended  year ended  months ended  year ended  months ended  year ended  months ended  year ended
  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
(unaudited)               (unaudited)               (unaudited)               (unaudited)
 $       0     $      0    $   47,419   $  103,960    $  6,450     $  6,999    $        0   $   74,383
   (46,386)      (2,021)        7,432      (33,920)          0            0      (371,536)     (32,047)
    45,393      (70,897)       18,490       99,193           0            0       (29,908)    (186,480)
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
      (993)     (72,918)       73,341      169,233       6,450        6,999      (401,444)    (144,144)
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
    83,270      189,753     2,737,547    1,262,171      68,923      216,211     1,117,137    2,287,853
  (122,492)     (44,361)     (230,211)    (279,879)    (16,541)     (81,150)     (988,908)    (253,632)
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
   (39,222)     145,392     2,507,336      982,292      52,382      135,061       128,229    2,034,221
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
   (40,215)      72,474     2,580,677    1,151,525      58,832      142,060      (273,215)   1,890,077
   142,967       70,493     1,866,215      714,690     243,663      101,603     2,028,199      138,122
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
 $ 102,752     $142,967    $4,446,892   $1,866,215    $302,495     $243,663    $1,754,984   $2,028,199
 =========     ========    ==========   ==========    ========     ========    ==========   ==========
    26,477        7,590       156,427       67,719      21,977        9,723       175,616        9,827
    15,535       24,650       223,826      113,984       6,097       19,616        84,004      186,460
   (22,844)      (5,763)      (17,114)     (25,276)     (1,448)      (7,362)      (78,590)     (20,671)
 ---------     --------    ----------   ----------    --------     --------    ----------   ----------
    19,168       26,477       363,139      156,427      26,626       21,977       181,030      175,616
 =========     ========    ==========   ==========    ========     ========    ==========   ==========

 $     197     $    197    $  190,513   $  143,094    $ 17,626     $ 11,176    $   76,679   $   76,679
 =========     ========    ==========   ==========    ========     ========    ==========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                 Corporate Sponsored Variable Universal Life
                                                ----------------------------------------------------------------------------
                                                                                T. Rowe Price
                                                ----------------------------------------------------------------------------
                                                    Limited Term Bond        New America Growth     Personal Strategy Balance
                                                       Subaccount                Subaccount                Subaccount
                                                ------------------------  ------------------------  ------------------------
                                                For the six    For the    For the six    For the    For the six    For the
                                                months ended  year ended  months ended  year ended  months ended  year ended
                                                  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                    2001         2000         2001         2000         2001         2000
                                                ------------ ------------ ------------ ------------ ------------ ------------
                                                (unaudited)               (unaudited)               (unaudited)
From operations:
  Net investment income........................   $    941     $ 1,499      $      0     $ 52,479    $   23,426   $   72,991
  Net realized gain (loss) on investments......      1,302         (33)      (71,559)     (22,967)      (50,153)      (2,525)
  Net change in unrealized appreciation
   (depreciation)of investments................       (883)        852        30,101      (83,372)       (6,005)     (27,008)
                                                  --------     -------      --------     --------    ----------   ----------
Net increase (decrease) in net assets resulting
 from operations...............................      1,360       2,318       (41,458)     (53,860)      (32,732)      43,458
                                                  --------     -------      --------     --------    ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units......     32,143      32,552       194,573      277,405       760,406    1,139,090
  Net asset value of units redeemed or used to
   meet contract obligations...................    (36,407)     (2,220)      (56,432)     (95,257)     (481,148)     (97,518)
                                                  --------     -------      --------     --------    ----------   ----------
Net increase (decrease) from unit transactions.     (4,264)     30,332       138,141      182,148       279,258    1,041,572
                                                  --------     -------      --------     --------    ----------   ----------
Net increase (decrease) in net assets..........     (2,904)     32,650        96,683      128,288       246,526    1,085,030
Net assets beginning of period.................     33,610         960       476,821      348,533     1,186,394      101,364
                                                  --------     -------      --------     --------    ----------   ----------
Net assets end of period*......................   $ 30,706     $33,610      $573,504     $476,821    $1,432,920   $1,186,394
                                                  ========     =======      ========     ========    ==========   ==========
Unit transactions:
Units outstanding beginning of period..........      3,058          95        42,050       27,453        99,656        8,978
Units issued during the period.................      2,807       3,180        17,369       22,230        64,347       99,168
Units redeemed during the period...............     (3,183)       (217)       (5,324)      (7,633)      (41,229)      (8,490)
                                                  --------     -------      --------     --------    ----------   ----------
Units outstanding end of period................      2,682       3,058        54,095       42,050       122,774       99,656
                                                  ========     =======      ========     ========    ==========   ==========
-----------------------------------------------
*Includes undistributed net investment
 income of:                                       $  2,485     $ 1,544      $ 73,183     $ 73,183    $  111,887   $   88,461
===============================================   ========     =======      ========     ========    ==========   ==========

** Commencement of operations.

                      See notes to financial statements.

                                   Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------
       VIP Growth             VIP II Contrafund     VIP III Growth Opportunities       VIP II Asset Manager
       Subaccount                Subaccount                  Subaccount                     Subaccount
------------------------  ------------------------  ----------------------------  ------------------------------
                                                                  For the period                 For the period
For the six    For the    For the six    For the    For the six  March 31, 2000** For the six  February 4, 2000**
months ended  year ended  months ended  year ended  months ended     through      months ended      through
  June 30,   December 31,   June 30,   December 31,   June 30,     December 31,     June 30,      December 31,
    2001         2000         2001         2000         2001           2000           2001            2000
------------ ------------ ------------ ------------ ------------ ---------------- ------------ ------------------
(unaudited)               (unaudited)               (unaudited)                   (unaudited)
 $   89,087   $   40,092   $   92,145   $    6,303    $    405       $      0      $   90,123       $      0
   (103,086)    (106,405)    (278,636)     (47,324)    (18,544)           397         (93,581)         9,202
   (125,196)     (47,202)     (48,482)     (53,967)      4,671        (11,804)        (67,277)        (8,742)
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
   (139,195)    (113,515)    (234,973)     (94,988)    (13,468)       (11,407)        (70,735)           460
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
  1,025,960    1,538,960    2,276,368    2,429,275     124,625        125,691       2,934,222        505,676
   (213,983)    (488,164)    (940,176)    (194,515)    (57,717)        (2,093)       (639,797)       (22,325)
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
    811,977    1,050,796    1,336,192    2,234,760      66,908        123,598       2,294,425        483,351
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
    672,782      937,281    1,101,219    2,139,772      53,440        112,191       2,223,690        483,811
  1,126,809      189,528    2,178,668       38,896     112,191              0         483,811              0
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
 $1,799,591   $1,126,809   $3,279,887   $2,178,668    $165,631       $112,191      $2,707,501       $483,811
 ==========   ==========   ==========   ==========    ========       ========      ==========       ========
    108,046       16,127      219,956        3,667      13,546              0          49,469              0
    105,629      134,622      244,640      235,115      16,008         13,776         305,439         51,754
    (22,716)     (42,703)     (96,940)     (18,826)     (7,634)          (230)        (67,846)        (2,285)
 ----------   ----------   ----------   ----------    --------       --------      ----------       --------
    190,959      108,046      367,656      219,956      21,920         13,546         287,062         49,469
 ==========   ==========   ==========   ==========    ========       ========      ==========       ========

 $  129,179   $   40,092   $   98,448   $    6,303    $    405       $      0      $   90,123       $      0
 ==========   ==========   ==========   ==========    ========       ========      ==========       ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                                               Corporate Sponsored Variable Universal Life
                                         ---------------------------------------------------------------------------------------
                                           Fidelity Variable Insurance
                                                  Products Fund                 The Universal Institutional Funds, Inc.***
                                         ------------------------------  -------------------------------------------------------
                                             VIP III Growth & Income           Equity Growth                Fixed Income
                                                   Subaccount                   Subaccount                   Subaccount
                                         ------------------------------  ------------------------  -----------------------------
                                                        For the period                                           For the period
                                         For the six  January 13, 2000** For the six    For the    For the six  January 6, 2000**
                                         months ended      through       months ended  year ended  months ended      through
                                           June 30,      December 31,      June 30,   December 31,   June 30,     December 31,
                                             2001            2000            2001         2000         2001           2000
                                         ------------ ------------------ ------------ ------------ ------------ -----------------
                                         (unaudited)                     (unaudited)               (unaudited)
From operations:........................
  Net investment income................. $   503,663      $    6,457       $      0    $  22,533    $        0     $  232,978
  Net realized gain (loss) on
   investments..........................    (325,031)         91,490        (23,284)     (38,268)        2,869          3,355
  Net change in unrealized appreciation
   (depreciation) of investments........    (404,532)          2,056        (22,305)     (51,445)      171,450        176,045
                                         -----------      ----------       --------    ---------    ----------     ----------
Net increase (decrease) in net assets
 resulting from operations..............    (225,900)        100,003        (45,589)     (67,180)      174,319        412,378
                                         -----------      ----------       --------    ---------    ----------     ----------
From unit transactions:.................
  Net proceeds from the issuance of
   units................................   7,958,428       4,437,094        281,550      632,725        44,731      3,615,737
  Net asset value of units redeemed or
   used to meet contract obligations....  (3,034,990)       (172,034)       (66,026)    (326,534)      (25,996)       (50,524)
                                         -----------      ----------       --------    ---------    ----------     ----------
Net increase (decrease) from unit
 transactions...........................   4,923,438       4,265,060        215,524      306,191        18,735      3,565,213
                                         -----------      ----------       --------    ---------    ----------     ----------
Net increase (decrease) in net assets...   4,697,538       4,365,063        169,935      239,011       193,054      3,977,591
Net assets beginning of period..........   4,365,063               0        369,723      130,712     3,977,591              0
                                         -----------      ----------       --------    ---------    ----------     ----------
Net assets end of period*............... $ 9,062,601      $4,365,063       $539,658    $ 369,723    $4,170,645     $3,977,591
                                         ===========      ==========       ========    =========    ==========     ==========
Unit transactions:......................
Units outstanding beginning of period...     451,843               0         39,055       12,171       356,647              0
Units issued during the period..........     874,309         470,068         32,728       55,554         3,860        361,701
Units redeemed during the period........    (332,784)        (18,225)        (7,832)     (28,670)       (2,231)        (5,054)
                                         -----------      ----------       --------    ---------    ----------     ----------
Units outstanding end of period.........     993,368         451,843         63,951       39,055       358,276        356,647
                                         ===========      ==========       ========    =========    ==========     ==========
---------------------------------------
*Includes undistributed net
 investment income of:                   $   510,120      $    6,457       $ 26,772    $  26,772    $  232,978     $  232,978
=====================================    ===========      ==========       ========    =========    ==========     ==========

** Commencement of operations.
***Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                               Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------------------------
       The Universal
Institutional Funds, Inc.***                              Janus Aspen Series
---------------------------  ----------------------------------------------------------------------------
           Value                 Aggressive Growth          Flexible Income        International Growth
         Subaccount                 Subaccount                Subaccount                Subaccount
---------------------------  ------------------------  ------------------------  ------------------------
              For the period
For the six   May 22, 2000** For the six    For the    For the six    For the    For the six    For the
months ended     through     months ended  year ended  months ended  year ended  months ended  year ended
  June 30,     December 31,    June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
    2001           2000          2001         2000         2001         2000         2001         2000
  ------------ -------------- ------------ ------------ ------------ ------------ ------------ -----------
(unaudited)                  (unaudited)               (unaudited)               (unaudited)
  $      0       $   435      $        0   $   88,766   $  182,227   $  187,459  $    11,114   $  159,745
       190         1,333        (588,110)    (313,107)       7,125       (2,249)  (1,123,756)     (85,359)
      (185)          538         (76,865)    (348,905)     (15,084)      97,100      539,799     (847,849)
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------
         5         2,306        (664,975)    (573,246)     174,268      282,310     (572,843)    (773,463)
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------
   110,023        18,053       1,575,235    2,683,340      161,965    6,091,246      653,838    4,414,228
    (1,412)         (387)       (633,234)    (523,661)     (96,997)    (118,226)  (1,905,663)    (111,453)
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------

   108,611        17,666         942,001    2,159,679       64,968    5,973,020   (1,251,825)   4,302,775
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------
   108,616        19,972         277,026    1,586,433      239,236    6,255,330   (1,824,668)   3,529,312
    19,972             0       1,839,215      252,782    6,268,233       12,903    3,533,163        3,851
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------
  $128,588       $19,972      $2,116,241   $1,839,215   $6,507,469   $6,268,233  $ 1,708,495   $3,533,163
  ========       =======      ==========   ==========   ==========   ==========  ===========   ==========
     1,655             0         239,319       22,352      589,418        1,289      345,650          317
     8,655         1,691         247,325      269,575       14,791      599,770       75,675      354,278
      (113)          (36)       (112,077)     (52,608)      (8,874)     (11,641)    (223,683)      (8,945)
  --------       -------      ----------   ----------   ----------   ----------  -----------   ----------
    10,197         1,655         374,567      239,319      595,335      589,418      197,642      345,650
  ========       =======      ==========   ==========   ==========   ==========  ===========   ==========

  $    435       $   435      $   88,766   $   88,766   $  370,123   $  187,896  $   170,859   $  159,745
  ========       =======      ==========   ==========   ==========   ==========  ===========   ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                             Corporate Sponsored Variable Universal Life
                                      ------------------------------------------------------------------------------------------
                                                                          Janus Aspen Series
                                      ------------------------------------------------------------------------------------------
                                              Worldwide                     Capital                        Strategic
                                               Growth                    Appreciation                        Value
                                             Subaccount                   Subaccount                       Subaccount
                                      ------------------------  ------------------------------  --------------------------------
                                                                               For the period                  For the period
                                      For the six    For the    For the six  February 4, 2000** For the six  December 27, 2000**
                                      months ended  year ended  months ended      through       months ended       through
                                        June 30,   December 31,   June 30,      December 31,      June 30,      December 31,
                                          2001         2000         2001            2000            2001            2000
                                      ------------ ------------ ------------ ------------------ ------------ -------------------
                                      (unaudited)               (unaudited)                     (unaudited)
From operations:
  Net investment income..............  $   10,527   $  101,611   $   11,624       $  5,293         $    7           $  0
  Net realized gain (loss) on
   investments.......................    (252,083)    (321,935)     (22,165)       (31,031)            15              0
Net change in unrealized appreciation
 (depreciation) of investments.......    (260,626)    (168,424)    (192,836)       (12,520)          (210)             5
                                       ----------   ----------   ----------       --------         ------           ----
Net increase (decrease) in net assets
 resulting from operations...........    (502,182)    (388,748)    (203,377)       (38,258)          (188)             5
                                       ----------   ----------   ----------       --------         ------           ----
From unit transactions:
  Net proceeds from the issuance of
   units.............................   3,877,342    2,325,463      936,655        927,886          2,747            875
  Net asset value of units redeemed
   or used to meet contract
   obligations.......................    (334,231)    (279,778)     (73,377)       (52,947)           (30)             0
                                       ----------   ----------   ----------       --------         ------           ----
Net increase from unit transactions..   3,543,111    2,045,685      863,278        874,939          2,717            875
                                       ----------   ----------   ----------       --------         ------           ----
Net increase in net assets...........   3,040,929    1,656,937      659,901        836,681          2,529            880
Net assets beginning of period.......   1,774,659      117,722      836,681              0            880              0
                                       ----------   ----------   ----------       --------         ------           ----
Net assets end of period*............  $4,815,588   $1,774,659   $1,496,582       $836,681         $3,409           $880
                                       ==========   ==========   ==========       ========         ======           ====
Unit transactions:
Units outstanding beginning of period     182,651       10,224      103,062              0             88              0
Units issued during the period.......     430,027      196,009      120,529        109,299            260             88
Units redeemed during the period.....     (39,743)     (23,582)     (10,453)        (6,237)            (3)             0
                                       ----------   ----------   ----------       --------         ------           ----
Units outstanding end of period......     572,935      182,651      213,138        103,062            345             88
                                       ==========   ==========   ==========       ========         ======           ====
-------------------------------------
 *Includes undistributed net
  investment income of:                $  112,138   $  101,611   $   16,917       $  5,293         $    7           $  0
=====================================  ==========   ==========   ==========       ========         ======           ====

** Commencement of operations.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (unaudited)


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the six months ended June 30, 2001 aggregated $3,770,360.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2001 were as follows:

                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -------------- -----------

    MONY Series Fund, Inc.
    Money Market Portfolio.............................  $23,629,890   $32,655,961
    Intermediate Term Bond Portfolio...................    3,501,739     3,271,565
    Long Term Bond Portfolio...........................    7,528,882     2,021,992
    Government Securities Portfolio....................      359,925       275,790

    Enterprise Accumulation Trust
    Equity Portfolio...................................    2,459,456       324,649
    Small Company Value Portfolio......................    1,084,241       804,384
    Managed Portfolio..................................      191,507       316,294
    International Growth Portfolio.....................      318,441       352,441
    High Yield Bond Portfolio..........................    6,489,168     2,903,736
    Small Company Growth Portfolio.....................      375,486       209,834
    Growth Portfolio...................................       73,756       617,981

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................    1,311,351     1,181,166
    Small Company Stock Portfolio......................      330,747       232,947

    Dreyfus Stock Index Fund...........................   10,685,878     4,955,072
    Dreyfus Socially Responsible Growth Fund, Inc......      110,499       100,776

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. Investment Transactions: (continued)

                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -----------    -----------

      Van Eck Worldwide Insurance Trust
      Hard Assets Portfolio............................  $    15,572   $     5,804
      Worldwide Bond Portfolio.........................        9,617         2,328
      Worldwide Emerging Markets Portfolio.............       91,094       130,316

      T. Rowe Price Equity Series, Inc.
      Equity Income Portfolio..........................    2,923,897       416,560
      Prime Reserve Portfolio..........................       73,377        20,996
      International Stock Portfolio....................    1,789,899     1,661,669
      Limited Term Portfolio...........................       38,179        42,444
      New America Growth Portfolio.....................      361,478       223,336
      Personal Strategy Balance Portfolio..............      956,167       676,908

      Fidelity Variable Insurance Products Funds
      VIP Growth Portfolio.............................    1,238,737       426,760
      VIP II Contrafund Portfolio......................    3,396,195     2,060,004
      VIP III Growth Opportunities Portfolio...........      134,802        67,893
      VIP II Asset Manager Portfolio...................    3,085,396       791,971
      VIP III Growth & Income Portfolio................    9,034,449     4,111,011

      The Universal Institutional Funds, Inc.
      Equity Growth Portfolio..........................      306,798        91,274
      Fixed Income Portfolio...........................       54,534        35,800
      Value Portfolio..................................      110,183         1,571

      Janus Aspen Series
      Aggressive Growth Portfolio......................    2,059,142     1,117,140
      Flexible Income Portfolio........................      242,900       177,932
      International Growth Portfolio...................    1,043,333     2,295,158
      Worldwide Growth Portfolio.......................    4,750,525     1,207,414
      Capital Appreciation Portfolio...................      993,442       130,163
      Strategic Value Portfolio........................        3,060           344